UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10263

  GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

                Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Cherika N. Latham, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

                                         Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-4640

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report

June 30, 2013 (Unaudited)

	GS2	GS4
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
MyDestination 2055 Fund		GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund		GFIZX
Balanced Allocation Fund		GGIZX
Growth Allocation Fund		GCOZX
Aggressive Allocation Fund		GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund		GIPZX
Global Bond Fund		GGBFX
Defensive Market Strategies Fund	GDMYX	GDMZX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund		GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Fund	GIEYX	GIEZX

GuideStone® Funds

Well Done…good and faithful servant. MATTHEW 25:21

GuideStone Funds

Privacy Notice

NOTICE CONCERNING YOUR PRIVACY RIGHTS

This notice will provide you with information concerning our policies with respect to nonpublic personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed below: individual retirement accounts (“IRAs”) and/or personal mutual fund accounts.

The confidentiality of your information is important to us as we recognize that you depend on us to keep your information confidential, as described in this notice.

We collect nonpublic personal information about you with regard to your IRA and/or personal mutual fund accounts from the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us, our affiliates or others (including our third-party service providers);

•	Information we receive from others such as service providers, broker-dealers and your personal agents or representatives; and

•	Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

We may disclose such nonpublic personal financial information about you to one or more of our affiliates as permitted by law. An affiliate of an organization means any entity that controls, is controlled by or is under common control with that organization. GuideStone Funds, GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), GuideStone Capital Management (“GSCM”), GuideStone Trust Services (“GSTS”), GuideStone Financial Services (“GFS”) and GuideStone Advisors (“GA”) are affiliates of one another. GuideStone Funds, GuideStone Financial Resources, GSCM, GSTS, GFS, GA and Foreside Funds Distributors LLC do not sell your personal information to nonaffiliated third parties.

We may also disclose any of the personal information that we collect about you to nonaffiliated third parties as permitted by law. For example, we may provide your information to nonaffiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with whom we have joint marketing agreements. We restrict access to nonpublic personal information about you to those of our employees who need to know that information in order for us to provide products and services to you. We also maintain physical, electronic and procedural safeguards to guard your personal information.

These procedures will continue to remain in effect after you cease to receive financial products and services from us.

If you have any questions concerning our customer information policy, please contact a customer relations specialist at

1-888-98-GUIDE (1-888-984-8433).

This report has been prepared for shareholders of GuideStone Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed. Fund shares are distributed by Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, PA 19312.

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present you with the 2013 GuideStone Funds Semi-Annual Report. This report reflects our unwavering commitment to integrity in financial reporting so you may stay fully informed of your investments. We hope that you will find this information valuable when making investment decisions.

For the second consecutive year, GuideStone Funds was recognized by the Lipper Fund Awards. Ranking No. 1 out of 92 similar funds, the MyDestination 2025 Fund was named the Best Fund Over Three Years (Mixed-Asset Target 2025 Funds) for the fund’s performance over the three-year period ended November 30, 2012. Lipper awarded the Best Overall Small Fund Group in the U.S. to GuideStone Funds in March 2012.

We continue to work diligently to enhance the products and services delivered to our shareholders. Several examples of our ongoing commitment are noted below:

The Real Assets Fund was added as an investment option in July. This Fund seeks long-term capital appreciation and income consistent with protection from inflation. The Real Assets Fund may be suitable for investors who have a medium- to long-term investment horizon, possess a moderate tolerance for risk and seek to participate in the return potential of real return related securities. This Fund is available for direct investment by participants.

The Flexible Income Fund and Global Natural Resources Equity Fund were launched. The Flexible Income Fund seeks a high level of current income; the Global Natural Resources Equity Fund seeks long-term capital appreciation. The Flexible Income Fund may be suitable for investors who have a medium- to long-term investment horizon, possess a moderate tolerance for risk and are seeking income which may be more sensitive to interest rates than traditional bonds. The Global Natural Resources Equity Fund may be suitable for institutional investors who have a medium- to long-term investment horizon, possess a high tolerance for risk and seek to participate in the return potential of natural resources-related equity securities. These two Funds are not available for direct investment at the participant level.

We invite you to learn more about the continued success of GuideStone Funds and the various investment options available by visiting our website at www.GuideStoneFunds.org or contacting us at 1-888-98-GUIDE (1-888-984-8433). Thank you for choosing to invest in GuideStone Funds.

Sincerely,

John R. Jones, CFA

President

Lipper, a Thomson Reuters company, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper is the world’s leading fund research and analysis organization, covering over 231,000 share classes and over 122,000 funds in 61 registered for sale (RFS) universes. It provides the free Lipper Leader ratings for mutual funds registered for sale in over 30 countries. Additional information is available at www.lipperweb.com.

About the 2013 Mixed-Asset Target 2025 Funds Award (three-year): Classification averages are calculated with all eligible share classes for each eligible classification. The calculation periods extend over 36, 60 and 120 months. The highest Lipper Leader for Consistent Return (Effective Return) value within each eligible classification determines the fund classification winner over three, five or 10 years. The GuideStone MyDestination 2025 Fund-GS4 won for the three-year period ended November 30, 2012. 92 funds were eligible for this award.

About the 2012 Best Overall Small Company Lipper Award: Fund groups with at least three equity, three bond and three mixed-asset classes are eligible for a group award. The lowest average decile rank of the three years’ Consistent Return measure of the eligible funds per asset class and group will determine the award winner over the three-year period ended November 30, 2011. In cases of identical results, the lower average percentile rank will determine the winner. 182 firms were eligible for this award.

The MyDestination Funds® (“Funds”) attempt to achieve their objectives by investing in the GuideStone Select Funds and other investments. The Funds are managed to a retirement date (“target date”) by adjusting the percentage of fixed income securities and equity securities to become more conservative each year until reaching the retirement year and then approximately 15 years thereafter. The target date in the name of the Funds is the approximate date when an investor plans to start withdrawing money. By investing in the Funds, you will also incur the expenses and risks of the underlying Select Funds and other investments. The principal risks of the Funds will change depending on the asset mix of the Select Funds in which they invest. You may directly invest in the Select Funds and other investments, except the Flexible Income Fund and Global Natural Resources Equity Fund. The Funds’ value will go up and down in response to changes in the share prices of the investments that they own. The amount invested in the Fund is not guaranteed to increase, is not guaranteed against loss, nor is the amount of the original investment guaranteed at the target date. It is possible to lose money by investing in the Funds.

The Flexible Income Fund invests primarily in secured and unsecured floating rate loans. Floating rate loans entail special risks: collateral, if any, may be insufficient to cover a default; the Fund may have limited remedies when a borrower defaults; and the Fund may not be able to sell its interest in a failing loan promptly or at an acceptable price. The Fund may also invest in high-yield securities, which involve greater risks of default and are more volatile than securities rated investment grade.

With respect to the Global Natural Resources Equity Fund, concentration in the natural resources sector potentially increases the risk of loss due to developments adversely affecting the sector, including market, economic, political or regulatory developments. Smaller companies may involve even greater risk and their securities may be volatile or illiquid. Precious metals and precious metal-related securities especially have been historically very volatile.

The Real Assets Fund is subject to the same risks discussed above for the Flexible Income Fund and the Global Natural Resources Equity Fund. In addition, the Real Assets Fund is subject to the periodic adjustment of interest and/or principal payments on inflation-indexed bonds due to changes in inflation. The Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws. Exposure to the commodities markets and/or a particular sector of the commodities markets may subject the Fund to greater volatility than investments in traditional securities.

FROM THE CHIEF INVESTMENT OFFICER

Rodric E. Cummins, CFA

Barring a major setback in economic growth, investors got a glimpse in the second quarter as to what the future holds for Federal Reserve policy. We know that the Fed has made extensive use of policy guidance since 2008 and this guidance has been successful in calming fears and stabilizing markets during uncertain times. In more recent periods, Fed leaders have provided assurances and been very open about their intentions to do “whatever it takes” to restore economic growth and put Americans back to work.

Now that the economy is showing signs of sustained improvement, the Fed takes on the next challenging job - that of weaning the economy and markets from the antidote of market intervention and massive stimulus. The first step in this process is reducing the Fed’s open market bond purchases, a strategy that until now has been an important control mechanism for keeping interest rates low. The program reduction was announced in June by Fed Chairman Ben Bernanke, and as we experienced, the markets reacted quickly and sharply.

U.S. stocks ended the quarter higher, albeit with a lot of volatility. The S&P 500® Index absorbed a near 6% correction but posted 17 new all-time highs on the way to a return of 2.91% during the quarter, bringing the year-to-date return to an impressive 13.82%. For stocks outside the U.S., the prospects for slower economic growth in other major regions of the world, including emerging markets, led to a widening gap in stock returns compared to those in the U.S. For the second quarter, non-U.S. stocks as measured by the MSCI ACWI Ex-U.S. Index returned -3.11%. With interest rates rising sharply in May and June, bond returns suffered during the period with the Barclays Aggregate Bond Index returning a disappointing -2.32%.

We believe the recent announcement by the Fed represents the beginning of an important new phase in managing the economic recovery. What will this look like for investors? First, if the economy continues on its path of improvement, investors should expect the Fed to stay true to the recently announced plan to shift its interest rate objectives and policies. Indeed, the bond market is now clearly indicating expectations of higher interest rates over the next few years. Secondly, if June is any indication, this transition of Fed policy will likely introduce more volatility into equity markets. If the economy continues to improve toward normalization, moderating Fed policy could be met with resistance from equity investors that have enjoyed a financial windfall on the back of the last four years of aggressive monetary policy.

Lastly, despite the transition toward less monetary stimulus, we believe that a shift in Fed policy is not only inevitable, but in the long-term is good for investors. We believe the Fed will continue strong economic growth policies, which provides strong support and opportunities for risky assets held by investors that have patience, an appropriate risk tolerance and the discipline to ride out periods of high volatility.

Sincerely,

Rodric E. Cummins, CFA

Asset Class Performance Comparison

The following graph illustrates the performance of the major assets classes during 2013.

[1]

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

[2]

The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (excluding the United States) and emerging markets.

[3]

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

[4]

The S&P 500® Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends and is a registered trademark of McGraw-Hill Co., Inc. The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.

About Your Expenses

As a shareholder of the Funds, you incur ongoing costs, including advisory fees and to the extent applicable, shareholder services fees, as well as other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Actual
Fund	Class	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2005	GS4	$1,000.00	$1,014.63	0.20%	$1.00
MyDestination 2015	GS4	1,000.00	1,030.36	0.14	0.73
MyDestination 2025	GS4	1,000.00	1,049.80	0.14	0.72
MyDestination 2035	GS4	1,000.00	1,068.09	0.20	1.03
MyDestination 2045	GS4	1,000.00	1,076.58	0.20	1.03
MyDestination 2055	GS4	1,000.00	1,075.00	0.20	1.01
Conservative Allocation	GS4	1,000.00	1,006.53	0.12	0.60
Balanced Allocation	GS4	1,000.00	1,030.64	0.12	0.60
Growth Allocation	GS4	1,000.00	1,059.81	0.12	0.61
Aggressive Allocation	GS4	1,000.00	1,081.06	0.12	0.62
Conservative Allocation I	GS2	1,000.00	1,007.18	0.15	0.75
Balanced Allocation I	GS2	1,000.00	1,030.82	0.13	0.67
Growth Allocation I	GS2	1,000.00	1,060.75	0.14	0.74
Aggressive Allocation I	GS2	1,000.00	1,082.74	0.15	0.78
Money Market	GS2	1,000.00	1,000.27	0.19	0.92
	GS4	1,000.00	1,000.06	0.23	1.14
Low-Duration Bond	GS2	1,000.00	992.97	0.36	1.78
	GS4	1,000.00	992.27	0.57	2.81
Medium-Duration Bond	GS2	1,000.00	975.92	0.48	2.35
	GS4	1,000.00	975.02	0.63	3.08

Actual
Fund	Class	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Extended-Duration Bond	GS2	$1,000.00	$927.80	0.53%	$2.54
	GS4	1,000.00	926.91	0.75	3.58
Inflation Protected Bond	GS4	1,000.00	928.83	0.64	3.06
Global Bond	GS4	1,000.00	974.75	0.81	3.96
Defensive Market Strategies (3)	GS2	1,000.00	1,089.16	1.11	5.73
	GS4	1,000.00	1,088.07	1.37	7.08
Equity Index	GS2	1,000.00	1,137.23	0.23	1.22
	GS4	1,000.00	1,136.07	0.38	2.01
Real Estate Securities	GS4	1,000.00	1,049.40	1.03	5.23
Value Equity	GS2	1,000.00	1,168.22	0.66	3.55
	GS4	1,000.00	1,166.47	0.90	4.84
Growth Equity	GS2	1,000.00	1,109.77	0.84	4.38
	GS4	1,000.00	1,107.97	1.06	5.52
Small Cap Equity	GS2	1,000.00	1,149.95	0.89	4.72
	GS4	1,000.00	1,148.68	1.13	6.00
International Equity (3)	GS2	1,000.00	1,001.01	1.18	5.84
	GS4	1,000.00	1,000.00	1.42	7.02

HYPOTHETICAL (assuming a 5% return before expenses)
Fund	Class	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2005	GS4	$1,000.00	$1,023.80	0.20%	$1.00
MyDestination 2015	GS4	1,000.00	1,024.08	0.14	0.72
MyDestination 2025	GS4	1,000.00	1,024.09	0.14	0.72
MyDestination 2035	GS4	1,000.00	1,023.80	0.20	1.00
MyDestination 2045	GS4	1,000.00	1,023.80	0.20	1.00
MyDestination 2055	GS4	1,000.00	1,023.82	0.20	1.00
Conservative Allocation	GS4	1,000.00	1,024.20	0.12	0.60
Balanced Allocation	GS4	1,000.00	1,024.20	0.12	0.60
Growth Allocation	GS4	1,000.00	1,024.20	0.12	0.60
Aggressive Allocation	GS4	1,000.00	1,024.20	0.12	0.60
Conservative Allocation I	GS2	1,000.00	1,024.05	0.15	0.75
Balanced Allocation I	GS2	1,000.00	1,024.13	0.13	0.67
Growth Allocation I	GS2	1,000.00	1,024.08	0.14	0.73
Aggressive Allocation I	GS2	1,000.00	1,024.05	0.15	0.75
Money Market	GS2	1,000.00	1,023.87	0.19	0.93
	GS4	1,000.00	1,023.65	0.23	1.15
Low-Duration Bond	GS2	1,000.00	1,023.01	0.36	1.80
	GS4	1,000.00	1,021.97	0.57	2.86
Medium-Duration Bond	GS2	1,000.00	1,022.41	0.48	2.41
	GS4	1,000.00	1,021.67	0.63	3.16
Extended-Duration Bond	GS2	1,000.00	1,022.16	0.53	2.66
	GS4	1,000.00	1,021.08	0.75	3.76
Inflation Protected Fund	GS4	1,000.00	1,021.63	0.64	3.20

About Your Expenses (Continued)

HYPOTHETICAL (assuming a 5% return before expenses)
Fund	Class	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Global Bond	GS4	$1,000.00	$1,020.79	0.81%	$4.05
Defensive Market Strategies (3)	GS2	1,000.00	1,019.31	1.11	5.54
	GS4	1,000.00	1,018.01	1.37	6.84
Equity Index	GS2	1,000.00	1,023.65	0.23	1.15
	GS4	1,000.00	1,022.91	0.38	1.90
Real Estate Securities Fund	GS4	1,000.00	1,019.69	1.03	5.16
Value Equity	GS2	1,000.00	1,021.52	0.66	3.31
	GS4	1,000.00	1,020.33	0.90	4.51
Growth Equity	GS2	1,000.00	1,020.64	0.84	4.20
	GS4	1,000.00	1,019.55	1.06	5.29
Small Cap Equity	GS2	1,000.00	1,020.40	0.89	4.44
	GS4	1,000.00	1,019.21	1.13	5.64
International Equity (3)	GS2	1,000.00	1,018.96	1.18	5.89
	GS4	1,000.00	1,017.77	1.42	7.08

(1)

Expenses include the effect of contractual waivers by GuideStone Capital Management. The Date Target Funds’ and Asset Allocation Funds’ proportionate share of the operating expenses of the Select Funds is not reflected in the tables above.

(2)

Expenses are equal to the Fund’s annualized expense ratios for the period January 1, 2013 through June 30, 2013, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(3)	The expense ratios for the Defensive Market Strategies Fund and the International Equity Fund include the impact of dividend and interest expense on securities sold short.

ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
AGM	—	Assured Guaranty Municipal Corporation
CDX	—	Indices representing North American Investment Grade (NA.IG), HighYield (NA.HY) and Emerging Markets (NA.EM) single name credit default swaps.
CMBX	—	Indices made up of 25 tranches of commercial mortgage-backed securities, each with different credit ratings.
CONV	—	Convertible
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate is a reference rate based on the rate at which euro interbank term deposits are offered by one prime bank to another prime bank.
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
iTraxx	—	Rule based Credit Derivative Swap indices comprised of the most liquid names in each of their respective market, Europe, Asia, Australia and Japan.
LIBOR	—	London Interbank Offered Rate is the interest rate at which banks can borrow funds from other banks in the London interbank market.
LLC	—	Limited Liability Company
LOC	—	Letter of Credit
LP	—	Limited Partnership
NVDR	—	Non-Voting Depository Receipt
PIK	—	Payment-in-Kind Bonds
PIPE	—	Private Investment in Public Equity
PLC	—	Public Limited Company
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
SPDR	—	Standard & Poor’s Depositary Receipt
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced
VVPR	—	Voter Verified Paper Record
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of June 30, 2013, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Money Market	$70,406,288	5.03%
Low-Duration Bond	159,232,089	19.18
Medium-Duration Bond	95,806,583	11.41
Extended-Duration Bond	30,855,554	8.60
Global Bond	35,509,541	13.31
Defensive Market Strategies	15,600,471	3.46
Small Cap Equity	4,571,214	0.91
International Equity	307,230	0.02

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Interest rates shown reflect the effective yields as of June 30, 2013.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
+	—	Security is valued at fair value. As of June 30, 2013, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$11,158,490	1.34%
Medium-Duration Bond	391,284	0.05
Global Bond	1,291,838	0.48
Defensive Market Strategies	2,077,341	0.46
Equity Index	—	—
Growth Equity	30,560	—
Small Cap Equity	598,161	0.12
International Equity	642,909	0.04

ABBREVIATIONS AND FOOTNOTES

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(G)	—	Par is denominated in Singapore Dollars (SGD).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norwegian Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(N)	—	Par is denominated in Indonesian Rupiahs (IDR).
(R)	—	Par is denominated in Malaysian Ringgits (MYR).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRL).
(U)	—	Par is denominated in British Pounds (GBP).
(W)	—	Par is denominated in South Korean Won (KRW).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:

BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CITIG	—	Counterparty to contract is Citigroup Global Markets, Inc.
CME	—	Counterparty to contract is Chicago Mercantile Exchange.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
KS	—	Counterparty to contract is Knight Securities.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust Corporation.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.

MYDESTINATION 2005 FUND SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 97.8%
GuideStone Money Market Fund (GS4 Class)¥	1,158,236	$1,158,236
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,905,268	25,416,274
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	831,844	11,828,823
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	1,123,065	11,634,957
GuideStone Global Bond Fund (GS4 Class)¥	74,219	741,450
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	901,825	10,307,859
GuideStone Real Estate Securities Fund (GS4 Class)¥	134,725	1,477,932
GuideStone Value Equity Fund (GS4 Class)¥	271,112	5,064,374
GuideStone Growth Equity Fund (GS4 Class)¥	228,886	5,056,097
GuideStone Small Cap Equity Fund (GS4 Class)¥	63,955	1,171,019
GuideStone International Equity Fund (GS4 Class)¥	496,133	6,484,453

Total Mutual Funds (Cost $75,936,207)		80,341,474

TOTAL INVESTMENTS — 97.8% (Cost $75,936,207)		80,341,474
Other Assets in Excess of Liabilities — 2.2%		1,820,289

NET ASSETS — 100.0%		$82,161,763

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	60.4
Domestic Equity Funds	28.1
International Equity Fund	7.9
Futures Contracts	3.4
Money Market Fund	1.4

101.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$80,341,474	$80,341,474	$—	$—

Total Assets — Investments in Securities	$80,341,474	$80,341,474	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(14,292)	$(14,292)	$—	$—

Total Liabilities — Other Financial Instruments	$(14,292)	$(14,292)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2015 FUND SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.1%
GuideStone Money Market Fund (GS4 Class)¥	5,768,669	$5,768,669
GuideStone Low-Duration Bond Fund (GS4 Class)¥	2,926,021	39,033,122
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	3,320,524	47,217,858
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	604,983	10,218,166
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	4,442,984	46,029,315
GuideStone Global Bond Fund (GS4 Class)¥	1,542,312	15,407,698
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	6,468,649	73,936,656
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,689,186	18,530,366
GuideStone Value Equity Fund (GS4 Class)¥	1,964,272	36,692,610
GuideStone Growth Equity Fund (GS4 Class)¥	1,553,436	34,315,402
GuideStone Small Cap Equity Fund (GS4 Class)¥	525,842	9,628,165
GuideStone International Equity Fund (GS4 Class)¥	3,334,305	43,579,366

Total Mutual Funds (Cost $336,319,946)		380,357,393

TOTAL INVESTMENTS — 98.1% (Cost $336,319,946)		380,357,393
Other Assets in Excess of Liabilities — 1.9%		7,249,346

NET ASSETS — 100.0%		$387,606,739

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	44.7
Bond Funds	40.7
International Equity Fund	11.2
Futures Contracts	3.2
Money Market Fund	1.5

101.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$380,357,393	$380,357,393	$—	$—

Total Assets — Investments in Securities	$380,357,393	$380,357,393	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(145,887)	$(145,887)	$—	$—

Total Liabilities — Other Financial Instruments	$(145,887)	$(145,887)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2025 FUND SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.7%
GuideStone Money Market Fund (GS4 Class)¥	7,776,283	$7,776,283
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,136,873	15,165,882
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	2,801,693	39,840,079
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	1,242,465	20,985,231
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	1,320,965	13,685,194
GuideStone Global Bond Fund (GS4 Class)¥	2,854,189	28,513,347
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	6,501,143	74,308,062
GuideStone Real Estate Securities Fund (GS4 Class)¥	2,530,780	27,762,657
GuideStone Value Equity Fund (GS4 Class)¥	3,096,953	57,851,089
GuideStone Growth Equity Fund (GS4 Class)¥	2,563,433	56,626,226
GuideStone Small Cap Equity Fund (GS4 Class)¥	938,941	17,192,007
GuideStone International Equity Fund (GS4 Class)¥	5,580,153	72,932,602

Total Mutual Funds (Cost $382,791,949)		432,638,659

TOTAL INVESTMENTS — 98.7% (Cost $382,791,949)		432,638,659
Other Assets in Excess of Liabilities — 1.3%		5,692,136

NET ASSETS — 100.0%		$438,330,795

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	53.3
Bond Funds	27.0
International Equity Fund	16.6
Futures Contracts	3.1
Money Market Fund	1.8

101.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$432,638,659	$432,638,659	$—	$—

Total Assets — Investments in Securities	$432,638,659	$432,638,659	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(173,994)	$(173,994)	$—	$—

Total Liabilities — Other Financial Instruments	$(173,994)	$(173,994)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2035 FUND SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.9%
GuideStone Money Market Fund (GS4 Class)¥	5,109,711	$5,109,711
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	473,722	6,736,327
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	388,570	6,562,955
GuideStone Global Bond Fund (GS4 Class)¥	1,606,704	16,050,975
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,421,200	15,590,558
GuideStone Value Equity Fund (GS4 Class)¥	2,575,093	48,102,736
GuideStone Growth Equity Fund (GS4 Class)¥	2,141,452	47,304,665
GuideStone Small Cap Equity Fund (GS4 Class)¥	903,503	16,543,134
GuideStone International Equity Fund (GS4 Class)¥	4,840,099	63,260,089

Total Mutual Funds (Cost $196,431,229)		225,261,150

TOTAL INVESTMENTS — 98.9% (Cost $196,431,229)		225,261,150
Other Assets in Excess of Liabilities — 1.1%		2,471,654

NET ASSETS — 100.0%		$227,732,804

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	56.0
International Equity Fund	27.8
Bond Funds	12.9
Futures Contracts	3.3
Money Market Fund	2.2

102.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$225,261,150	$225,261,150	$—	$—

Total Assets — Investments in Securities	$225,261,150	$225,261,150	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(107,265)	$(107,265)	$—	$—

Total Liabilities — Other Financial Instruments	$(107,265)	$(107,265)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2045 FUND SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.9%
GuideStone Money Market Fund (GS4 Class)¥	3,809,957	$3,809,957
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	93,689	1,582,402
GuideStone Global Bond Fund (GS4 Class)¥	838,775	8,379,365
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,211,331	13,288,297
GuideStone Value Equity Fund (GS4 Class)¥	1,961,815	36,646,706
GuideStone Growth Equity Fund (GS4 Class)¥	1,651,045	36,471,583
GuideStone Small Cap Equity Fund (GS4 Class)¥	745,176	13,644,175
GuideStone International Equity Fund (GS4 Class)¥	3,741,842	48,905,871

Total Mutual Funds (Cost $136,976,856)		162,728,356

TOTAL INVESTMENTS — 98.9% (Cost $136,976,856)		162,728,356
Other Assets in Excess of Liabilities — 1.1%		1,859,201

NET ASSETS — 100.0%		$164,587,557

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	60.8
International Equity Fund	29.7
Bond Funds	6.1
Futures Contracts	3.3
Money Market Fund	2.3

102.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$162,728,356	$162,728,356	$—	$—

Total Assets — Investments in Securities	$162,728,356	$162,728,356	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(82,386)	$(82,386)	$—	$—

Total Liabilities — Other Financial Instruments	$(82,386)	$(82,386)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2055 FUND SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Money Market Fund (GS4 Class)¥	176,488	$176,488
GuideStone Global Bond Fund (GS4 Class)¥	49,596	495,466
GuideStone Real Estate Securities Fund (GS4 Class)¥	83,313	913,944
GuideStone Value Equity Fund (GS4 Class)¥	120,716	2,254,981
GuideStone Growth Equity Fund (GS4 Class)¥	102,211	2,257,832
GuideStone Small Cap Equity Fund (GS4 Class)¥	46,666	854,454
GuideStone International Equity Fund (GS4 Class)¥	237,558	3,104,888

Total Mutual Funds (Cost $9,402,217)		10,058,053

TOTAL INVESTMENTS — 99.0% (Cost $9,402,217)		10,058,053
Other Assets in Excess of Liabilities — 1.0%		104,487

NET ASSETS — 100.0%		$10,162,540

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	61.8
International Equity Fund	30.6
Bond Funds	4.9
Money Market Fund	1.7

99.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$10,058,053	$10,058,053	$—	$—

Total Assets — Investments in Securities	$10,058,053	$10,058,053	$—	$—

See Notes to Financial Statements.

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2013 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund
Assets
Investments in securities of affiliated issuers, at value(1)	$80,341,474	$380,357,393
Cash collateral for derivatives	77,200	237,000
Receivables:
Dividends from affiliated funds	11	51
Investment securities sold	2,549,850	11,953,800
Fund shares sold	8,053	113,542
Receivable from advisor	—	—
Prepaid expenses and other assets	9,542	9,910

Total Assets	82,986,130	392,671,696

Liabilities
Payables:
Investment securities purchased	792,300	4,983,834
Fund shares redeemed	—	1,752
Variation margin on financial futures contracts	987	10,553
Accrued expenses:
Investment advisory fees	3,445	32,725
Other expenses	27,635	36,093

Total Liabilities	824,367	5,064,957

Net Assets	$82,161,763	$387,606,739

Net Assets Consist of:
Paid-in capital	$80,911,648	$358,584,156
Undistributed net investment income	391,847	3,035,549
Undistributed (accumulated) net realized gain (loss) on investments and futures transactions	(3,532,707)	(17,904,526)
Net unrealized appreciation on investments and futures	4,390,975	43,891,560

Net Assets	$82,161,763	$387,606,739

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS4 Class	$82,161,763	$387,606,739

GS4 shares outstanding	7,898,653	36,838,825

Net asset value, offering and redemption price per GS4 share	$10.40	$10.52

(1) Investments in securities of affiliated issuers, at cost	$75,936,207	$336,319,946

See Notes to Financial Statements.

MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund

$432,638,659	$225,261,150	$162,728,356	$10,058,053
300,300	230,900	173,500	—

55	37	27	1
12,504,150	4,840,350	3,609,000	226,350
283,525	53,985	109,242	9,717
—	—	—	4,239
10,734	9,375	9,214	13,992

445,737,423	230,395,797	166,629,339	10,312,352

7,314,600	2,591,550	1,984,650	129,150
20	—	—	—
18,152	14,279	11,944	—

36,656	25,857	15,629	—
37,200	31,307	29,559	20,662

7,406,628	2,662,993	2,041,782	149,812

$438,330,795	$227,732,804	$164,587,557	$10,162,540

$388,337,536	$195,680,239	$136,733,330	$9,219,950
2,533,888	752,061	473,847	29,022
(2,213,345)	2,577,848	1,711,266	257,732
49,672,716	28,722,656	25,669,114	655,836

$438,330,795	$227,732,804	$164,587,557	$10,162,540

$438,330,795	$227,732,804	$164,587,557	$10,162,540

42,429,604	22,679,361	16,730,009	843,942

$10.33	$10.04	$9.84	$12.04

$382,791,949	$196,431,229	$136,976,856	$9,402,217

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2012 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund
Investment Income
Income dividends received from affiliated funds	$373,214	$1,927,800

Total Investment Income	373,214	1,927,800

Expenses
Investment advisory fees	42,630	192,242
Transfer agent fees:
GS4 Shares	9,733	11,401
Custodian fees	8,568	11,559
Accounting and administration fees	4,006	11,627
Professional fees	21,868	21,868
Blue sky fees:
GS4 Shares	8,832	10,030
Shareholder reporting fees:
GS4 Shares	2,625	6,075
Trustee expenses	390	1,719
Line of credit facility fees	418	1,847
Other expenses	4,410	4,410

Total Expenses	103,480	272,778
Expenses waived/reimbursed net of amount recaptured(1)	(19,982)	—

Net Expenses	83,498	272,778

Net investment income	289,716	1,655,022

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	215,122	1,316,719
Net realized gain on investment securities of affiliated issuers	1,983,847	1,789,759
Net realized gain on futures transactions	60,072	341,709

Net realized gain	2,259,041	3,448,187

Change in unrealized appreciation on investment securities of affiliated issuers	(1,346,753)	5,678,762
Change in unrealized appreciation (depreciation) on futures	(21,204)	(162,266)

Net change in unrealized appreciation (depreciation)	(1,367,957)	5,516,496

Net Realized and Unrealized Gain	891,084	8,964,683

Net Increase in Net Assets Resulting from Operations	$1,180,800	$10,619,705

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund

$2,223,111	$962,054	$626,611	$37,195

2,223,111	962,054	626,611	37,195

211,277	108,860	78,250	4,168

11,571	10,479	10,279	8,539
13,177	10,029	9,805	2,340
12,577	7,302	5,740	1,380
21,868	21,868	21,868	21,858

10,431	9,024	9,039	2,539

6,995	4,360	3,959	529
1,828	915	647	30
1,964	984	698	66
4,410	4,409	4,410	4,409

296,098	178,230	144,695	45,858
—	34,850	8,376	(37,685)

296,098	213,080	153,071	8,173

1,927,013	748,974	473,540	29,022

1,611,949	884,295	670,274	40,954
1,471,848	567,807	1,416,482	90,600
454,859	383,645	317,743	—

3,538,656	1,835,747	2,404,499	131,554

13,282,609	10,495,808	7,634,333	325,042
(201,346)	(126,703)	(96,924)	—

13,081,263	10,369,105	7,537,409	325,042

16,619,919	12,204,852	9,941,908	456,596

$18,546,932	$12,953,826	$10,415,448	$485,618

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	MyDestination 2005 Fund		MyDestination 2015 Fund
	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$289,716	$904,191	$1,655,022	$4,702,611
Net realized gain on investment securities and futures transactions	2,259,041	3,091,766	3,448,187	8,618,302
Net change in unrealized appreciation (depreciation) on investment securities and futures	(1,367,957)	2,098,167	5,516,496	20,301,429

Net increase in net assets resulting from operations	1,180,800	6,094,124	10,619,705	33,622,342

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)	—	(1,578,267)	—	(7,838,073)
Distributions from net realized capital gains
Distributions from net realized capital gains	—	—	—	—

Return of Capital
Total dividends and distributions	—	(1,578,267)	—	(7,838,073)

Capital Share Transactions:
Proceeds from shares sold
Proceeds from GS4 shares sold	11,671,758	22,149,640	38,278,086	71,866,425
Reinvestment of dividends and distributions into GS4 shares	—	1,578,267	—	7,838,073
Value of GS4 shares redeemed	(11,273,019)	(12,269,397)	(13,867,430)	(27,008,482)

Net increase from capital share transactions(2)	398,739	11,458,510	24,410,656	52,696,016

Total increase in net assets	1,579,539	15,974,367	35,030,361	78,480,285

Net Assets:
Beginning of Period	80,582,224	64,607,857	352,576,378	274,096,093

End of Period*	$82,161,763	$80,582,224	$387,606,739	$352,576,378

*Including undistributed net investment income	$391,847	$102,131	$3,035,549	$1,380,527

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2025 Fund		MyDestination 2035 Fund		MyDestination 2045 Fund		MyDestination 2055 Fund
For the Six Months Ended 06/30/13	For the Year Ended 12/31/12	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$1,927,013	$4,983,671	$748,974	$1,997,691	$473,540	$1,279,369	$29,022	$56,129
3,538,656	9,719,715	1,835,747	4,951,298	2,404,499	3,401,790	131,554	188,926
13,081,263	26,643,843	10,369,105	16,449,734	7,537,409	11,904,561	325,042	330,794

18,546,932	41,347,229	12,953,826	23,398,723	10,415,448	16,585,720	485,618	575,849

—	(7,215,597)	—	(2,098,516)	—	(1,290,110)	—	(56,171)

—	—	—	(1,022,785)	—	(750,228)	—	(62,706)

—	(7,215,597)	—	(3,121,301)	—	(2,040,338)	—	(118,877)

51,380,516	75,379,767	29,080,798	40,637,718	20,949,005	31,566,664	4,400,121	13,215,155
—	7,215,597	—	3,121,301	—	2,040,186	—	118,877
(6,834,580)	(19,728,424)	(2,544,292)	(7,240,011)	(1,972,799)	(2,910,235)	(1,039,619)	(7,474,584)

44,545,936	62,866,940	26,536,506	36,519,008	18,976,206	30,696,615	3,360,502	5,859,448

63,092,868	96,998,572	39,490,332	56,796,430	29,391,654	45,241,997	3,846,120	6,316,420

375,237,927	278,239,355	188,242,472	131,446,042	135,195,903	89,953,906	6,316,420	—

$438,330,795	$375,237,927	$227,732,804	$188,242,472	$164,587,557	$135,195,903	$10,162,540	$6,316,420

$2,533,888	$606,875	$752,061	$3,087	$473,847	$307	$29,022	$—

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net (3)	Expenses, Gross (3)(4)	Investment Income, Net (1)(5)	Portfolio Turnover Rate
MyDestination 2005 Fund
GS4 Class
2013(6)	$10.25	$0.04	#	$0.03	$0.08	$—	$—	$10.40	1.46%	$82,162	0.20%	0.25%	0.69%	8%
2012	9.60	0.13	#	0.18	0.55	(0.21)	—	10.25	8.92	80,582	0.20	0.27	1.24	8
2011	9.53	0.14	#	0.05	0.05	(0.17)	—	9.60	2.52	64,608	0.20	0.35	1.43	31
2010	8.84	0.14	#	0.09	0.70	(0.24)	—	9.53	10.56	54,683	0.20	0.26	1.50	19
2009	7.44	0.18	#	0.04	1.40	(0.22)	—	8.84	21.84	66,830	0.20	0.26	2.31	57
2008	10.35	0.30	#	0.08	(2.75)	(0.31)	(0.23)	7.44	(22.78)	50,678	0.20	0.29	3.25	40
MyDestination 2015 Fund
GS4 Class
2013(6)	$10.21	$0.05	#	$0.04	$0.22	$—	$—	$10.52	3.04%	$387,607	0.14%	0.14%	0.88%	3%
2012	9.37	0.15	#	0.22	0.70	(0.23)	—	10.21	11.46	352,576	0.15	0.15	1.47	2
2011	9.36	0.14	#	0.05	(0.02)	(0.16)	—	9.37	1.84	274,096	0.17	0.17	1.46	33
2010	8.42	0.14	#	0.06	0.94	(0.20)	—	9.36	13.54	245,672	0.16	0.16	1.65	28
2009	6.83	0.17	#	0.02	1.58	(0.18)	—	8.42	26.27	219,264	0.16	0.16	2.25	25
2008	10.33	0.26	#	0.09	(3.39)	(0.19)	(0.27)	6.83	(29.31)	146,140	0.20	0.18	2.87	22
MyDestination 2025 Fund
GS4 Class
2013(6)	$9.84	$0.05	#	$0.04	$0.40	$—	$—	$10.33	4.98%	$438,331	0.14%	0.14%	0.93%	3%
2012	8.81	0.14	#	0.22	0.86	(0.19)	—	9.84	13.90	375,238	0.15	0.15	1.51	2
2011	8.94	0.13	#	0.03	(0.16)	(0.13)	—	8.81	0.03	278,239	0.17	0.17	1.42	24
2010	7.88	0.14	#	0.03	1.04	(0.15)	—	8.94	15.32	236,502	0.20	0.17	1.72	15
2009	6.18	0.14	#	0.01	1.69	(0.14)	—	7.88	30.12	169,563	0.20	0.19	2.11	13
2008	10.24	0.21	#	0.09	(3.89)	(0.15)	(0.32)	6.18	(35.00)	96,826	0.20	0.21	2.47	10

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(5)	The ratio includes expenses waived (reimbursed net of amount recaptured) and fees paid indirectly, where applicable; if expenses waived (reimbursed net of amount recaptured) and fees paid indirectly were excluded, the ratio would have been lower (higher) than the ratio shown.
(6)	For the six months ended June 30, 2013. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net (3)	Expenses, Gross (3)(4)	Investment Income, Net (1)(5)	Portfolio Turnover Rate
MyDestination 2035 Fund
GS4 Class
2013(6)	$9.40	$0.03	#	$0.04		$0.57	$—	$—	$10.04	6.81%	$227,733	0.20%	0.17%	0.70%	3%
2012	8.22	0.11	#	0.21		1.02	(0.11)	(0.05)	9.40	16.30	188,242	0.20	0.18	1.23	1
2011	8.62	0.10	#	0.01		(0.37)	(0.09)	(0.05)	8.22	(2.99)	131,446	0.20	0.23	1.13	10
2010	7.52	0.10	#	0.01		1.10	(0.10)	(0.01)	8.62	16.02	110,206	0.20	0.23	1.32	9
2009	5.85	0.10	#	—	†	1.70	(0.11)	(0.02)	7.52	30.99	75,419	0.20	0.28	1.57	4
2008	10.24	0.17	#	0.09		(4.25)	(0.10)	(0.30)	5.85	(38.86)	37,637	0.20	0.40	2.02	5
MyDestination 2045 Fund
GS4 Class
2013(6)	$9.14	$0.03	#	$0.04		$0.63	$—	$—	$9.84	7.66%	$164,588	0.20%	0.19%	0.62%	3%
2012	7.96	0.10	#	0.21		1.01	(0.09)	(0.05)	9.14	16.60	135,196	0.20	0.21	1.14	1
2011	8.52	0.07	#	—	†	(0.38)	(0.07)	(0.18)	7.96	(3.63)	89,954	0.20	0.29	0.87	25
2010	7.38	0.08	#	—	†	1.16	(0.07)	(0.03)	8.52	16.80	75,803	0.20	0.30	1.08	1
2009	5.75	0.08	#	—	†	1.67	(0.09)	(0.03)	7.38	30.71	44,159	0.20	0.41	1.23	7
2008	10.12	0.16	#	0.10		(4.34)	(0.06)	(0.23)	5.75	(40.29)	17,998	0.20	0.79	1.97	5
MyDestination 2055 Fund
GS4 Class
2013(6)	$11.20	$0.04	#	$0.06		$0.74	$—	$—	$12.04	7.50%	$10,163	0.20%	1.10%	0.70%	7%
2012*	10.00	0.13	#	0.30		0.98	(0.10)	(0.11)	11.20	14.18	6,316	0.20	2.31	1.24	18

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
*	Inception date was January 1, 2012.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(5)	The ratio includes expenses waived (reimbursed net of amount recaptured) and fees paid indirectly, where applicable; if expenses waived (reimbursed net of amount recaptured) and fees paid indirectly were excluded, the ratio would have been lower (higher) than the ratio shown.
(6)	For the six months ended June 30, 2013. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 97.6%
GuideStone Money Market Fund (GS4 Class)¥	5,223,825	$5,223,825
GuideStone Low-Duration Bond Fund (GS4 Class)¥	14,149,321	188,751,946
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	4,112,302	42,603,444
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	2,141,646	24,479,014
GuideStone Real Estate Securities Fund (GS4 Class)¥	97,329	1,067,700
GuideStone Value Equity Fund (GS4 Class)¥	796,284	14,874,593
GuideStone Growth Equity Fund (GS4 Class)¥	683,671	15,102,283
GuideStone Small Cap Equity Fund (GS4 Class)¥	195,667	3,582,659
GuideStone International Equity Fund (GS4 Class)¥	1,408,137	18,404,351

Total Mutual Funds (Cost $289,760,040)		314,089,815

TOTAL INVESTMENTS — 97.6% (Cost $289,760,040)		314,089,815
Other Assets in Excess of Liabilities — 2.4%		7,810,824

NET ASSETS — 100.0%		$321,900,639

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	71.9
Domestic Equity Funds	18.4
International Equity Fund	5.7
Futures Contracts	3.8
Money Market Fund	1.6

101.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$314,089,815	$314,089,815	$—	$—

Total Assets — Investments in Securities	$314,089,815	$314,089,815	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(18,381)	$(18,381)	$—	$—

Total Liabilities — Other Financial Instruments	$(18,381)	$(18,381)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

BALANCED ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 97.2%
GuideStone Money Market Fund (GS4 Class)¥	32,530,919	$32,530,919
GuideStone Low-Duration Bond Fund (GS4 Class)¥	12,348,450	164,728,323
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	16,275,803	231,441,912
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	4,958,027	83,741,082
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	2,116,332	21,925,200
GuideStone Global Bond Fund (GS4 Class)¥	6,962,021	69,550,589
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	10,039,008	114,745,863
GuideStone Real Estate Securities Fund (GS4 Class)¥	908,478	9,966,000
GuideStone Value Equity Fund (GS4 Class)¥	7,618,973	142,322,417
GuideStone Growth Equity Fund (GS4 Class)¥	6,234,506	137,720,232
GuideStone Small Cap Equity Fund (GS4 Class)¥	1,815,390	33,239,794
GuideStone International Equity Fund (GS4 Class)¥	12,420,366	162,334,181

Total Mutual Funds (Cost $1,081,465,362)		1,204,246,512

TOTAL INVESTMENTS — 97.2% (Cost $1,081,465,362)		1,204,246,512
Other Assets in Excess of Liabilities — 2.8%		34,942,208

NET ASSETS — 100.0%		$1,239,188,720

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	46.1
Domestic Equity Funds	35.4
International Equity Fund	13.1
Futures Contracts	5.0
Money Market Fund	2.6

102.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,204,246,512	$1,204,246,512	$—	$—

Total Assets — Investments in Securities	$1,204,246,512	$1,204,246,512	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(772,010)	$(772,010)	$—	$—

Total Liabilities — Other Financial Instruments	$(772,010)	$(772,010)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

GROWTH ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.0%
GuideStone Money Market Fund (GS4 Class)¥	17,711,290	$17,711,290
GuideStone Low-Duration Bond Fund (GS4 Class)¥	4,496,919	59,988,897
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	5,879,284	83,603,423
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	1,864,809	31,496,617
GuideStone Global Bond Fund (GS4 Class)¥	2,688,383	26,856,942
GuideStone Real Estate Securities Fund (GS4 Class)¥	842,707	9,244,500
GuideStone Value Equity Fund (GS4 Class)¥	10,095,453	188,583,064
GuideStone Growth Equity Fund (GS4 Class)¥	8,290,629	183,140,001
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,259,335	41,368,424
GuideStone International Equity Fund (GS4 Class)¥	16,681,660	218,029,294

Total Mutual Funds (Cost $759,708,814)		860,022,452

TOTAL INVESTMENTS — 98.0% (Cost $759,708,814)		860,022,452
Other Assets in Excess of Liabilities — 2.0%		17,763,015

NET ASSETS — 100.0%		$877,785,467

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	48.1
International Equity Fund	24.9
Bond Funds	23.0
Futures Contracts	3.8
Money Market Fund	2.0

101.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$860,022,452	$860,022,452	$—	$—

Total Assets — Investments in Securities	$860,022,452	$860,022,452	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(439,384)	$(439,384)	$—	$—

Total Liabilities — Other Financial Instruments	$(439,384)	$(439,384)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	15,024,116	$15,024,116
GuideStone Value Equity Fund (GS4 Class)¥	11,238,604	209,937,123
GuideStone Growth Equity Fund (GS4 Class)¥	9,316,324	205,797,602
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,532,039	46,361,631
GuideStone International Equity Fund (GS4 Class)¥	21,954,480	286,945,055

Total Mutual Funds (Cost $682,188,197)		764,065,527

TOTAL INVESTMENTS — 99.9% (Cost $682,188,197)		764,065,527
Other Assets in Excess of Liabilities — 0.1%		505,173

NET ASSETS — 100.0%		$764,570,700

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	60.4
International Equity Fund	37.5
Futures Contracts	2.0
Money Market	2.0

101.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$764,065,527	$764,065,527	$—	$—

Total Assets — Investments in Securities	$764,065,527	$764,065,527	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(406,899)	$(406,899)	$—	$—

Total Liabilities — Other Financial Instruments	$(406,899)	$(406,899)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2013 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets
Investments in securities of affiliated issuers, at value (1)	$314,089,815	$1,204,246,512	$860,022,452	$764,065,527
Cash collateral for derivatives	82,200	947,600	730,400	785,200
Receivables:
Dividends from affiliated funds	36	262	138	116
Investment securities sold	9,109,000	79,131,600	37,940,400	4,130,100
Fund shares sold	19,195	36,313	59,867	13,203
Prepaid expenses and other assets	16,662	13,872	15,862	14,445

Total Assets	323,316,908	1,284,376,159	898,769,119	769,008,591

Liabilities
Payables:
Investment securities purchased	1,067,700	44,583,300	20,771,400	4,130,700
Fund shares redeemed	279,890	387,821	39,040	159,916
Variation margin on financial futures contracts	5,332	35,530	41,751	34,100
Accrued expenses:
Investment advisory fees	16,817	97,742	67,589	58,088
Other expenses	46,530	83,046	63,872	55,087

Total Liabilities	1,416,269	45,187,439	20,983,652	4,437,891

Net Assets	$321,900,639	$1,239,188,720	$877,785,467	$764,570,700

Net Assets Consist of:
Paid-in-capital	$291,410,380	$1,084,320,493	$744,431,672	$651,492,206
Undistributed net investment income	1,260,107	6,009,963	3,157,289	1,701,830
Undistributed net realized gain on investments and futures transactions	4,918,758	26,849,124	30,322,252	29,906,233
Net unrealized appreciation (depreciation) on investments and futures	24,311,394	122,009,140	99,874,254	81,470,431

Net Assets	$321,900,639	$1,239,188,720	$877,785,467	$764,570,700

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS4 Class	$321,900,639	$1,239,188,720	$877,785,467	$764,570,700

GS4 shares outstanding	26,063,576	94,483,640	63,507,118	56,747,030

Net asset value, offering and redemption price per GS4 share	$12.35	$13.12	$13.82	$13.47

(1) Investments in securities of affiliated issuers, at cost	$289,760,040	$1,081,465,362	$759,708,814	$682,188,197

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2013 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment Income
Income dividends received from affiliated funds	$1,453,207	$6,748,912	$3,675,083	$2,157,043
Interest	—	820	413	565

Total Investment Income	1,453,207	6,749,732	3,675,496	2,157,608

Expenses
Investment advisory fees	164,712	634,919	448,391	387,972
Transfer agent fees:
GS4 shares	16,021	29,193	19,601	17,638
Custodian fees	9,233	16,311	13,727	12,178
Accounting and administration fees	10,590	34,242	24,928	21,746
Professional fees	21,868	21,868	21,868	21,868
Blue sky fees:
GS4 shares	8,037	7,197	7,438	6,537
Shareholder reporting fees:
GS4 shares	14,476	29,934	19,838	16,956
Trustee expenses	1,572	5,951	4,235	3,653
Line of credit facility fees	1,683	6,368	4,531	3,908
Other expenses	4,410	5,710	5,661	5,209

Total Expenses	252,602	791,693	570,218	497,665
Expenses waived/reimbursed(1)	(58,313)	(50,229)	(44,751)	(41,887)

Net Expenses	194,289	741,464	525,467	455,778

Net investment income	1,258,918	6,008,268	3,150,029	1,701,830

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	704,031	3,660,483	3,357,857	3,261,642
Net realized gain on investment securities of affiliated issuers	4,794,403	13,843,851	10,744,668	4,781,773
Net realized gain on futures transactions	131,934	1,584,144	1,686,461	1,567,996

Net realized gain	5,630,368	19,088,478	15,788,986	9,611,411

Change in unrealized appreciation on investment securities of affiliated issuers	(4,710,434)	11,886,987	32,269,062	48,071,638
Change in unrealized appreciation (depreciation) on futures	(30,114)	(842,315)	(541,914)	(509,224)

Net change in unrealized appreciation	(4,740,548)	11,044,672	31,727,148	47,562,414

Net Realized and Unrealized Gain	889,820	30,133,150	47,516,134	57,173,825

Net Increase in Net Assets Resulting from Operations	$2,148,738	$36,141,418	$50,666,163	$58,875,655

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund		Balanced Allocation Fund
	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$1,258,918	$3,981,573	$6,008,268	$17,917,465
Net realized gain on investment securities and futures transactions	5,630,368	4,388,403	19,088,478	33,920,005
Net change in unrealized appreciation (depreciation) on investment securities and futures	(4,740,548)	12,269,712	11,044,672	76,537,794

Net increase in net assets resulting from operations	2,148,738	20,639,688	36,141,418	128,375,264

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)	—	(5,748,208)	—	(25,053,190)
Distributions from net realized capital gains	—	(780,975)	—	(14,173,968)

Total dividends and distributions	—	(6,529,183)	—	(39,227,158)

Capital Share Transactions:
Proceeds from GS4 shares sold	23,532,382	45,857,397	46,793,127	60,529,162
Reinvestment of dividends and distributions into GS4 shares	—	6,526,106	—	39,204,104
Value of GS4 shares redeemed	(31,101,333)	(32,409,160)	(48,614,454)	(81,287,742)

Net increase (decrease) from capital share transactions(2)	(7,568,951)	19,974,343	(1,821,327)	18,445,524

Total increase (decrease) in net assets	(5,420,213)	34,084,848	34,320,091	107,593,630

Net Assets:
Beginning of Period	327,320,852	293,236,004	1,204,868,629	1,097,274,999

End of Period*	$321,900,639	$327,320,852	$1,239,188,720	$1,204,868,629

* Including undistributed net investment income	$1,260,107	$1,189	$6,009,963	$1,695

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Growth Allocation Fund		Aggressive Allocation Fund
For the Six Months Ended 06/30/13	For the Year Ended 12/31/12	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12
(Unaudited)		(Unaudited)

$3,150,029	$9,759,054	$1,701,830	$6,546,308
15,788,986	24,287,794	9,611,411	30,188,593

31,727,148	79,796,586	47,562,414	75,596,122

50,666,163	113,843,434	58,875,655	112,331,023

—	(11,303,246)	—	(6,549,181)
—	(6,704,077)	—	(10,630,919)

—	(18,007,323)	—	(17,180,100)

19,785,407	31,477,784	13,485,584	76,004,191

—	18,005,817	—	17,178,628
(45,898,761)	(75,431,090)	(34,455,847)	(136,458,221)

(26,113,354)	(25,947,489)	(20,970,263)	(43,275,402)

24,552,809	69,888,622	37,905,392	51,875,521

853,232,658	783,344,036	726,665,308	674,789,787

$877,785,467	$853,232,658	$764,570,700	$726,665,308

$3,157,289	$7,260	$1,701,830	$—

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net (3)	Expenses, Gross (3)(4)	Investment Income, Net (1)(5)	Portfolio Turnover Rate
Conservative Allocation Fund
GS4 Class
2013(6)	$12.27	$0.05	#	$0.03		$—	$—	$—	$12.35	0.65%	$321,901	0.12%	0.16%	0.78%	1%
2012	11.70	0.16	#	0.16		0.50	(0.22)	(0.03)	12.27	7.02	327,321	0.12	0.16	1.29	3
2011	11.87	0.18	#	0.05		(0.03)	(0.19)	(0.18)	11.70	1.71	293,236	0.12	0.17	1.47	9
2010	11.39	0.18	#	0.08		0.56	(0.27)	(0.07)	11.87	7.19	261,993	0.12	0.15	1.57	19
2009	10.33	0.26	#	—	†	1.44	(0.26)	(0.38)	11.39	16.58	284,750	0.12	0.16	2.37	32
2008	13.02	0.42	#	0.03		(2.17)	(0.42)	(0.55)	10.33	(13.11)	246,617	0.12	0.15	3.36	17
Balanced Allocation Fund
GS4 Class
2013(6)	$12.73	$0.06	#	$0.04		$0.29	$—	$—	$13.12	3.06%	$1,239,189	0.12%	0.13%	0.97%	5%
2012	11.77	0.19	#	0.22		0.97	(0.27)	(0.15)	12.73	11.79	1,204,869	0.12	0.13	1.54	3
2011	12.12	0.20	#	0.06		(0.14)	(0.26)	(0.21)	11.77	1.01	1,097,275	0.12	0.13	1.65	16
2010	11.14	0.23	#	0.09		1.00	(0.34)	—	12.12	11.87	1,120,981	0.12	0.12	1.95	17
2009	9.20	0.26	#	0.05		1.97	(0.27)	(0.07)	11.14	25.05	1,132,991	0.12	0.13	2.58	19
2008	14.13	0.39	#	0.13		(3.99)	(0.43)	(1.03)	9.20	(24.41)	905,743	0.12	0.13	3.05	19
Growth Allocation Fund
GS4 Class
2013(6)	$13.04	$0.05	#	$0.05		$0.68	$—	$—	$13.82	5.98%	$877,785	0.12%	0.13%	0.72%	3%
2012	11.60	0.15	#	0.26		1.30	(0.17)	(0.10)	13.04	14.84	853,233	0.12	0.13	1.17	2
2011	12.28	0.16	#	0.03		(0.49)	(0.17)	(0.21)	11.60	(2.39)	783,344	0.12	0.14	1.26	10
2010	11.11	0.16	#	0.05		1.31	(0.27)	(0.08)	12.28	13.65	841,926	0.12	0.13	1.43	8
2009	8.86	0.18	#	0.02		2.25	(0.15)	(0.05)	11.11	27.96	840,810	0.12	0.13	1.88	11
2008	15.34	0.28	#	0.13		(5.50)	(0.29)	(1.10)	8.86	(32.98)	667,769	0.12	0.13	2.15	13
Aggressive Allocation Fund
GS4 Class
2013(6)	$12.46	$0.03	#	$0.06		$0.92	$—	$—	$13.47	8.11%	$764,571	0.12%	0.13%	0.45%	1%
2012	10.89	0.11	#	0.26		1.50	(0.11)	(0.19)	12.46	17.19	726,665	0.12	0.13	0.91	5
2011	11.79	0.10	#	—	†	(0.71)	(0.10)	(0.19)	10.89	(5.14)	674,790	0.12	0.14	0.83	9
2010	10.43	0.10	#	—	†	1.48	(0.10)	(0.12)	11.79	15.16	745,493	0.12	0.13	0.91	1
2009	8.13	0.10	#	—	†	2.38	(0.10)	(0.08)	10.43	30.82	729,734	0.12	0.14	1.17	3
2008	16.31	0.16	#	0.12		(7.01)	(0.14)	(1.31)	8.13	(41.05)	547,313	0.12	0.13	1.21	7

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(5)	The ratio includes expenses waived (reimbursed net of amount recaptured) and fees paid indirectly, where applicable; if expenses waived (reimbursed net of amount recaptured) and fees paid indirectly were excluded, the ratio would have been lower (higher) than the ratio shown.
(6)	For the six months ended June 30, 2013. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.3%
GuideStone Money Market Fund (GS2 Class)¥	630,787	$630,787
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,869,535	50,243,218
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	1,094,687	11,340,955
GuideStone Defensive Market Strategies Fund (GS2 Class)¥	569,897	6,519,622
GuideStone Real Estate Securities Fund (GS4 Class)¥	25,889	284,000
GuideStone Value Equity Fund (GS2 Class)¥	434,359	3,961,358
GuideStone Growth Equity Fund (GS2 Class)¥	305,547	4,024,059
GuideStone Small Cap Equity Fund (GS2 Class)¥	80,804	954,297
GuideStone International Equity Fund (GS2 Class)¥	491,830	4,903,548

Total Mutual Funds (Cost $81,225,582)		82,861,844

TOTAL INVESTMENTS—99.3% (Cost $81,225,582)		82,861,844
Other Assets in Excess of Liabilities — 0.7%		617,381

NET ASSETS — 100.0%		$83,479,225

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	73.7
Domestic Equity Funds	18.9
International Equity Fund	5.9
Futures Contracts	1.3
Money Market Fund	0.8

100.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$82,861,844	$82,861,844	$—	$—

Total Assets — Investments in Securities	$82,861,844	$82,861,844	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(2,559)	$(2,559)	$—	$—

Total Liabilities — Other Financial Instruments	$(2,559)	$(2,559)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

BALANCED ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.7%
GuideStone Money Market Fund (GS2 Class)¥	6,371,316	$6,371,316
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,931,659	50,775,001
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	10,132,867	71,335,384
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	4,650,676	25,811,251
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	652,124	6,756,000
GuideStone Global Bond Fund (GS4 Class)¥	2,145,564	21,434,185
GuideStone Defensive Market Strategies Fund (GS2 Class)¥	3,094,869	35,405,301
GuideStone Real Estate Securities Fund (GS4 Class)¥	279,672	3,068,000
GuideStone Value Equity Fund (GS2 Class)¥	4,810,526	43,871,997
GuideStone Growth Equity Fund (GS2 Class)¥	3,224,614	42,468,167
GuideStone Small Cap Equity Fund (GS2 Class)¥	867,756	10,248,196
GuideStone International Equity Fund (GS2 Class)¥	5,020,797	50,057,346

Total Mutual Funds (Cost $346,011,818)		367,602,144

TOTAL INVESTMENTS —99.7% (Cost $346,011,818)		367,602,144
Other Assets in Excess of Liabilities — 0.3%		968,642

NET ASSETS — 100.0%		$368,570,786

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	47.8
Domestic Equity Funds	36.6
International Equity Fund	13.6
Futures Contracts	1.8
Money Market Fund	1.7

101.5

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$367,602,144	$367,602,144	$—	$—

Total Assets — Investments in Securities	$367,602,144	$367,602,144	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(148,386)	$(148,386)	$—	$—

Total Liabilities — Other Financial Instruments	$(148,386)	$(148,386)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

GROWTH ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	4,919,895	$4,919,895
GuideStone Low-Duration Bond Fund (GS2 Class)¥	2,008,920	17,196,355
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	3,404,168	23,965,341
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,627,034	9,030,040
GuideStone Global Bond Fund (GS4 Class)¥	770,608	7,698,375
GuideStone Real Estate Securities Fund (GS4 Class)¥	241,386	2,648,000
GuideStone Value Equity Fund (GS2 Class)¥	5,928,105	54,064,317
GuideStone Growth Equity Fund (GS2 Class)¥	3,988,132	52,523,693
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,004,468	11,862,766
GuideStone International Equity Fund (GS2 Class)¥	6,271,953	62,531,367

Total Mutual Funds (Cost $233,124,602)		246,440,149

TOTAL INVESTMENTS — 99.9% (Cost $233,124,602)		246,440,149
Other Assets in Excess of Liabilities — 0.1%		169,231

NET ASSETS — 100.0%		$246,609,380

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	49.1
International Equity Fund	25.4
Bond Funds	23.4
Money Market Fund	2.0
Futures Contracts	1.9

101.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$246,440,149	$246,440,149	$—	$—

Total Assets — Investments in Securities	$246,440,149	$246,440,149	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(121,485)	$(121,485)	$—	$—

Total Liabilities — Other Financial Instruments	$(121,485)	$(121,485)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

AGGRESSIVE ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.7%
GuideStone Money Market Fund (GS2 Class)¥	2,711,775	$2,711,775
GuideStone Value Equity Fund (GS2 Class)¥	4,881,267	44,517,154
GuideStone Growth Equity Fund (GS2 Class)¥	3,314,912	43,657,392
GuideStone Small Cap Equity Fund (GS2 Class)¥	832,454	9,831,279
GuideStone International Equity Fund (GS2 Class)¥	6,106,003	60,876,855

Total Mutual Funds (Cost $156,254,654)		161,594,455

TOTAL INVESTMENTS —99.7% (Cost $156,254,654)		161,594,455
Other Assets in Excess of Liabilities — 0.3%		529,509

NET ASSETS — 100.0%		$162,123,964

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	60.5
International Equity Fund	37.5
Futures Contracts	1.9
Money Market Fund	1.7

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$161,594,455	$161,594,455	$—	$—

Total Assets — Investments in Securities	$161,594,455	$161,594,455	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(68,742)	$(68,742)	$—	$—

Total Liabilities — Other Financial Instruments	$(68,742)	$(68,742)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2013 (Unaudited)

	Conservative Allocation Fund I	Balanced Allocation Fund I	Growth Allocation Fund I	Aggressive Allocation Fund I
Assets
Investments in securities of affiliated issuers, at value (1)	$82,861,844	$367,602,144	$246,440,149	$161,594,455
Cash collateral for derivatives	50,400	211,550	221,950	164,000
Receivables:
Dividends from affiliated funds	31	182	123	79
Investment securities sold	1,552,000	15,376,000	8,092,000	1,120,000
Fund shares sold	—	—	3,144	6,956
Prepaid expenses and other assets	337	257	257	257

Total Assets	84,464,612	383,190,133	254,757,623	162,885,747

Liabilities
Payables:
Investment securities purchased	952,083	14,528,626	8,088,000	720,000
Fund shares redeemed	8,755	25,544	3,000	—
Variation margin on financial futures contracts	496	7,162	11,367	7,498
Accrued expenses:
Investment advisory fees	2,745	31,236	20,880	12,024
Other expenses	21,308	26,779	24,996	22,261

Total Liabilities	985,387	14,619,347	8,148,243	761,783

Net Assets	$83,479,225	$368,570,786	$246,609,380	$162,123,964

Net Assets Consist of:
Paid-in-capital	$84,518,917	$380,956,367	$250,379,189	$171,568,075
Undistributed net investment income	1,312,788	9,454,103	3,614,725	3,479,236
Accumulated net realized loss on investments and futures transactions	(3,986,183)	(43,281,624)	(20,578,596)	(18,194,406)
Net unrealized appreciation (depreciation) on investments and futures	1,633,703	21,441,940	13,194,062	5,271,059

Net Assets	$83,479,225	$368,570,786	$246,609,380	$162,123,964

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$83,479,225	$368,570,786	$246,609,380	$162,123,964

GS2 shares outstanding	8,498,260	35,546,549	21,724,748	13,318,700

Net asset value, offering and redemption price per GS2 share	$9.82	$10.37	$11.35	$12.17

(1) Investments in securities of affiliated issuers, at cost	$81,225,582	$346,011,818	$233,124,602	$156,254,654

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2013 (Unaudited)

	Conservative Allocation Fund I	Balanced Allocation Fund I	Growth Allocation Fund I	Aggressive Allocation Fund I
Investment Income
Income dividends received from affiliated funds	$671,695	$4,424,011	$2,324,282	$1,026,300

Total Investment Income	671,695	4,424,011	2,324,282	1,026,300

Expenses
Investment advisory fees	43,475	186,296	123,003	81,249
Transfer agent fees:
GS2 Shares	1,951	2,008	1,929	1,932
Custodian fees	6,231	10,998	9,611	6,620
Accounting and administration fees	4,236	11,592	8,348	6,073
Professional fees	21,868	21,868	21,868	21,868
Blue sky fees:
GS2 Shares	3,419	3,222	3,222	3,222
Shareholder reporting fees	247	396	202	220
Trustee expenses	410	1,727	1,112	734
Line of credit facility fees	438	1,847	1,188	785
Other expenses	4,410	4,410	4,410	4,410

Total Expenses	86,685	244,364	174,893	127,113
Expenses waived/reimbursed net of amount recaptured(1)	(22,373)	—	—	(7,503)

Net expenses	64,312	244,364	174,893	119,610

Net investment income	607,383	4,179,647	2,149,389	906,690

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	249,929	1,911,833	1,631,156	1,150,972
Net realized gain (loss) on investment securities of affiliated issuers	1,483,938	(1,539,833)	(786,616)	(784,541)
Net realized gain on futures transactions	23,070	325,736	374,085	262,909

Net realized gain	1,756,937	697,736	1,218,625	629,340

Change in unrealized appreciation on investment securities of affiliated issuers	(1,731,002)	6,050,069	10,315,652	10,657,813
Change in unrealized depreciation on futures	(4,014)	(162,056)	(142,121)	(86,473)

Net change in unrealized appreciation	(1,735,016)	5,888,013	10,173,531	10,571,340

Net Realized and Unrealized Gain	21,921	6,585,749	11,392,156	11,200,680

Net Increase in Net Assets Resulting from Operations	$629,304	$10,765,396	$13,541,545	$12,107,370

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund I		Balanced Allocation Fund I
	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$607,383	$1,649,298	$4,179,647	$10,157,308
Net realized gain on investment securities and futures transactions	1,756,937	2,170,590	697,736	7,558,339
Net change in unrealized appreciation (depreciation) on investment securities and futures	(1,735,016)	1,520,272	5,888,013	19,489,434

Net increase in net assets resulting from operations	629,304	5,340,160	10,765,396	37,205,081

Dividends to Shareholders:
Dividends from net investment income(1)	—	(2,141,071)	—	(13,614,253)

Total dividends	—	(2,141,071)	—	(13,614,253)

Capital Share Transactions:
Proceeds from GS2 shares sold	6,757,289	12,716,837	22,872,520	20,064,388
Reinvestment of dividends and distributions into GS2 shares	—	2,125,628	—	13,566,365
Value of GS2 shares redeemed	(6,625,530)	(9,464,251)	(10,321,617)	(22,233,722)

Net increase (decrease) from capital share transactions(2)	131,759	5,378,214	12,550,903	11,397,031

Total increase in net assets	761,063	8,577,303	23,316,299	34,987,859

Net Assets:
Beginning of Period	82,718,162	74,140,859	345,254,487	310,266,628

End of Period*	$83,479,225	$82,718,162	$368,570,786	$345,254,487

* Including undistributed net investment income	$1,312,788	$705,405	$9,454,103	$5,274,456

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Growth Allocation Fund I		Aggressive Allocation Fund I
For the Six Months Ended 06/30/13	For the Year Ended 12/31/12	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12
(Unaudited)		(Unaudited)

$2,149,389	$5,051,180	$906,690	$2,573,267

1,218,625	3,596,208	629,340	2,229,394

10,173,531	20,569,665	10,571,340	17,103,003

13,541,545	29,217,053	12,107,370	21,905,664

—	(5,883,636)	—	(2,288,303)

—	(5,883,636)	—	(2,288,303)

23,461,742	10,082,428	13,724,188	6,044,994
—	5,877,919	—	2,286,963
(6,724,787)	(20,845,946)	(6,538,371)	(14,584,673)

16,736,955	(4,885,599)	7,185,817	(6,252,716)

30,278,500	18,447,818	19,293,187	13,364,645

216,330,880	197,883,062	142,830,777	129,466,132

$246,609,380	$216,330,880	$162,123,964	$142,830,777

$3,614,725	$1,465,336	$3,479,236	$2,572,546

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net (3)	Expenses, Gross (3)(4)	Investment Income, Net (1)(5)	Portfolio Turnover Rate
Conservative Allocation Fund I
GS2 Class
2013(6)	$9.75	$0.07	#	$0.03		$(0.03)	$—	$—	$9.82	0.72%	$83,479	0.15%	0.20%	1.42%	8%
2012	9.35	0.20	#	0.15		0.31	(0.26)	—	9.75	7.07	82,718	0.15	0.21	2.10	8
2011	9.42	0.22	#	0.05		(0.09)	(0.25)	—	9.35	1.92	74,141	0.15	0.24	2.26	26
2010	9.06	0.23	#	0.10		0.33	(0.30)	—	9.42	7.25	71,926	0.15	0.20	2.50	12
2009	8.00	0.32	#	—	†	1.05	(0.31)	—	9.06	17.13	64,230	0.15	0.23	3.70	35
2008	9.86	0.49		0.03		(1.81)	(0.39)	(0.18)	8.00	(12.98)	54,317	0.15	0.22	5.21	25
Balanced Allocation Fund I
GS2 Class
2013(6)	$10.06	$0.12	#	$0.05		$0.14	$—	$—	$10.37	3.08%	$368,571	0.13%	0.13%	2.29%	6%
2012	9.35	0.31	#	0.30		0.51	(0.41)	—	10.06	12.05	345,254	0.14	0.14	3.06	5
2011	9.64	0.31	#	0.11		(0.31)	(0.40)	—	9.35	1.14	310,267	0.14	0.14	3.14	18
2010	9.00	0.33	#	0.15		0.60	(0.44)	—	9.64	12.04	347,489	0.13	0.13	3.56	19
2009	7.53	0.37	#	0.08		1.46	(0.44)	—	9.00	25.28	326,676	0.14	0.14	4.46	20
2008	11.07	0.51	#	0.17		(3.38)	(0.42)	(0.42)	7.53	(24.26)	260,123	0.14	0.14	5.16	23
Growth Allocation Fund I
GS2 Class
2013(6)	$10.70	$0.10	#	$0.08		$0.47	$—	$—	$11.35	6.08%	$246,609	0.14%	0.14%	1.78%	5%
2012	9.56	0.25	#	0.36		0.83	(0.30)	—	10.70	15.09	216,331	0.15	0.15	2.41	4
2011	10.08	0.24	#	0.05		(0.51)	(0.30)	—	9.56	(2.21)	197,883	0.15	0.15	2.34	13
2010	9.13	0.24	#	0.07		0.94	(0.30)	—	10.08	13.68	233,557	0.14	0.14	2.60	13
2009	7.35	0.26	#	0.04		1.78	(0.30)	—	9.13	28.22	209,059	0.15	0.15	3.28	13
2008	12.53	0.39	#	0.16		(4.69)	(0.34)	(0.70)	7.35	(32.82)	161,815	0.15	0.14	3.65	18
Aggressive Allocation Fund I
GS2 Class
2013(6)	$11.24	$0.07	#	$0.09		$0.77	$—	$—	$12.17	8.27%	$162,124	0.15%	0.16%	1.14%	3%
2012	9.74	0.20	#	0.37		1.11	(0.18)	—	11.24	17.31	142,831	0.15	0.16	1.87	8
2011	10.44	0.16	#	0.01		(0.69)	(0.18)	—	9.74	(4.93)	129,466	0.15	0.18	1.51	9
2010	9.21	0.16	#	—	†	1.24	(0.17)	—	10.44	15.23	157,310	0.15	0.16	1.67	5
2009	7.20	0.16	#	—	†	2.06	(0.21)	—	9.21	30.87	143,264	0.15	0.17	2.10	5
2008	14.07	0.24	#	0.14		(6.15)	—	(1.10)	7.20	(40.87)	109,556	0.15	0.16	2.08	10

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(5)	The ratio includes expenses waived (reimbursed net of amount recaptured) and fees paid indirectly, where applicable; if expenses waived (reimbursed net of amount recaptured) and fees paid indirectly were excluded, the ratio would have been lower (higher) than the ratio shown.
(6)	For the six months ended June 30, 2013. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 5.2%
Federal Home Loan Mortgage Corporation
0.32%, 07/01/13†	$15,500,000	$15,499,452
0.13%, 07/15/13†	36,800,000	36,795,477
0.13%, 02/03/14	10,550,000	10,541,733
0.13%, 02/04/14	9,000,000	8,993,188

Total Agency Obligations (Cost $71,829,850)		71,829,850

CERTIFICATES OF DEPOSIT — 28.2%
Bank of Montreal CHI
0.34%, 07/12/13†	6,000,000	6,000,000
Bank of Nova Scotia Houston
0.33%, 07/02/13†	11,500,000	11,500,000
0.70%, 07/18/13†	7,350,000	7,359,647
Bank of Tokyo Mitsubishi UFJ, Ltd.
0.22%, 09/27/13	16,000,000	16,000,000
Canadian Imperial Bank of Commerce NY
0.31%, 06/29/13†	13,000,000	13,000,000
0.28%, 07/01/13†	10,000,000	10,000,000
0.31%, 07/01/13†	10,000,000	10,000,000
0.27%, 09/13/13†	3,750,000	3,750,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY
0.40%, 07/29/13†	20,500,000	20,500,000
0.28%, 09/20/13†	8,000,000	8,000,000
Credit Suisse NY
0.24%, 07/01/13†	10,000,000	10,000,000
0.29%, 10/10/13	12,000,000	12,000,000
Deutsche Bank AG NY
0.24%, 06/29/13†	13,000,000	13,000,000
HSBC Bank PLC
0.30%, 01/15/14	15,000,000	15,000,000
Mitsubishi UFJ Trust & Banking Corporation
0.29%, 08/20/13	15,000,000	15,000,000
National Australia Bank, Ltd. NY
1.70%, 12/10/13 144A	3,985,000	4,008,527
Nordea Bank AB
1.75%, 10/04/13 144A	15,000,000	15,055,480
Nordea Bank Finland PLC NY
0.28%, 07/17/13	13,000,000	12,999,971
Norinchukin Bank NY
0.13%, 07/03/13	39,000,000	39,000,000
Rabobank Nederland NV NY
0.41%, 01/08/14	5,000,000	5,000,000
Royal Bank of Canada NY
0.24%, 07/01/13†	9,250,000	9,250,000
Sumitomo Mitsui Banking Corporation NY
2.15%, 07/22/13 144A	8,500,000	8,508,808
0.23%, 07/30/13	15,000,000	15,000,000
0.24%, 08/02/13	5,000,000	5,000,000
0.24%, 08/28/13	10,000,000	9,999,920
Sumitomo Mitsui Trust Bank, Ltd.
0.24%, 08/01/13	11,000,000	11,000,000
0.24%, 08/05/13	10,000,000	10,000,000
Svenska Handelsbanken AB
0.28%, 07/15/13 144A†	9,800,000	9,800,000

	Par	Value
Toronto Dominion Bank NY
0.28%, 07/19/13†	$8,000,000	$8,000,000
0.24%, 07/20/13†	14,000,000	14,000,000
0.30%, 07/23/13	7,000,000	7,000,000
0.18%, 07/29/13†	22,000,000	22,000,000
Westpac Banking Corporation
0.28%, 07/08/13 144A	18,000,000	18,000,000

Total Certificates of Deposit
(Cost $394,732,353)		394,732,353

COMMERCIAL PAPER — 43.8%
Antalis US Funding Corporation
0.26%, 08/02/13	12,000,000	11,997,227
ASB Finance, Ltd.
0.25%, 07/30/13	15,000,000	14,996,979
Atlantic Asset Securitization Corporation
0.10%, 07/01/13	57,160,000	57,160,000
Bank of Tokyo Mitsubishi UFJ, Ltd.
1.60%, 09/11/13 144AΔ	15,000,000	15,033,473
Commonwealth Bank of Australia
0.24%, 07/22/13	20,000,000	19,997,200
0.28%, 08/12/13†	7,500,000	7,500,000
0.27%, 08/21/13†	13,000,000	12,999,388
CPPIB Capital, Inc.
0.24%, 01/03/14	12,000,000	11,985,120
DNB Bank ASA
0.07%, 07/05/13	30,000,000	29,999,767
0.27%, 07/19/13	18,000,000	17,997,570
0.27%, 08/05/13	7,000,000	6,998,162
Erste Abwicklungsanstalt
0.25%, 08/20/13	10,000,000	9,996,528
0.25%, 08/23/13	15,000,000	14,994,479
0.25%, 09/10/13	18,000,000	17,991,125
0.25%, 09/27/13	13,000,000	12,992,055
General Electric Capital Corporation
0.24%, 08/12/13	15,000,000	14,995,800
0.24%, 09/04/13	27,000,000	26,988,300
HSBC Bank PLC
0.30%, 08/12/13	12,500,000	12,519,191
Kells Funding LLC
0.26%, 08/19/13	24,000,000	23,991,507
0.29%, 10/04/13	14,000,000	13,989,286
0.25%, 11/01/13	12,500,000	12,500,000
LMA Americas LLC
0.13%, 07/03/13	7,000,000	6,999,949
National Australia Funding Delaware, Inc.
0.29%, 10/07/13	8,645,000	8,638,175
Natixis US Finance Co. LLC
0.11%, 07/01/13	41,971,000	41,971,000
Nieuw Amsterdam Receivables Co.
0.21%, 07/08/13	25,000,000	24,998,979
0.22%, 07/22/13	10,000,000	9,998,717
0.26%, 10/15/13	13,000,000	12,990,048
Old Line Funding LLC
0.25%, 09/16/13	14,000,000	13,992,514
0.24%, 12/10/13	20,000,000	19,978,400
Svenska Handelsbanken, Inc.
0.28%, 07/26/13	28,000,000	27,994,555

See Notes to Financial Statements.

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Sydney Capital Corporation
0.25%, 08/14/13	$15,000,000	$14,995,417
0.24%, 09/12/13	14,000,000	13,993,187
0.24%, 09/17/13	19,000,000	18,990,120
Westpac Banking Corporation
0.28%, 07/24/13	30,000,000	30,001,662

Total Commercial Paper
(Cost $613,165,880)		613,165,880

MUNICIPAL BONDS — 13.5%
California Housing Finance Agency, Revenue Bond, Series D 0.03%, 07/05/13†	4,900,000	4,900,000
California Housing Finance Agency, Multi-Family III, Revenue Bond, Series E (LOC-Fannie Mae, Freddie Mac) 0.07%, 07/05/13†	9,500,000	9,500,000
California Statewide Communities Development Authority, Hallmark House Apartments, Revenue Bond, Series ZZ 0.07%, 07/05/13†	6,420,000	6,420,000
California Statewide Communities Development Authority, Kimberly Woods Apartments, Revenue Bond, Series B 0.07%, 07/05/13†	17,100,000	17,100,000
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Hospital, Revenue Bond, Series K2 (LOC-JPMorgan Chase Bank NA) 0.06%, 07/05/13†	11,930,000	11,930,000
Los Angeles Community Redevelopment Agency, Hollywood & Vine Apartments, Revenue Bond, Series A 0.06%, 07/05/13†	7,700,000	7,700,000
Los Angeles County Housing Authority, Malibu Meadows II, Revenue Bond, Series C 0.05%, 07/05/13†	5,799,000	5,799,000
Maryland Department of Housing and Community Development Administration, Multifamily Barrington Apartments Project, Revenue Bond, Series A 0.08%, 07/05/13†	27,575,000	27,575,000
New York City Housing Development Corporation, Multi-Family Housing (155 West 21st Street), Revenue Bond, Series A 0.06%, 07/05/13†	3,100,000	3,100,000
New York City Housing Development Corporation, Multi-Family Housing (90 West Street), Revenue Bond, Series A 0.06%, 07/05/13†	6,000,000	6,000,000

	Par	Value
New York City Housing Development Corporation, Multi-Family Housing (West 61st Street Apartments), Revenue Bond, Series A 0.06%, 07/05/13†	$3,000,000	$3,000,000
New York City Industrial Development Agency, New York Law School Project, Revenue Bond, Series A (LOC-JPMorgan Chase Bank NA) 0.05%, 07/05/13†	7,600,000	7,600,000
New York City Municipal Water Finance Authority, Revenue Bond, Series B-1B 0.05%, 07/05/13†	5,000,000	5,000,000
New York Housing Finance Agency, 10 Barclay Street Housing, Revenue Bond, Series A 0.06%, 07/05/13†	10,000,000	10,000,000
New York Housing Finance Agency, Biltmore Tower Housing Project, Revenue Bond, Series A 0.06%, 07/05/13†	4,000,000	4,000,000
New York Housing Finance Agency, The Victory Housing, Revenue Bond, Series 2001-A 0.06%, 07/05/13†	2,700,000	2,700,000
New York State Dormitory Authority, City University, Revenue Bond, Series B (LOC-TD Bank NA) 0.05%, 07/05/13†	10,000,000	10,000,000
New York State Housing Finance Agency, 10 Liberty Housing, Revenue Bond, Series A 0.05%, 07/05/13†	18,000,000	18,000,000
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bond, Series B (LOC-JP Morgan Chase Bank NA) 0.05%, 07/05/13†	4,700,000	4,700,000
Sacramento Housing Authority, Multifamily Housing, The Lofts at Natomas Apartments, Revenue Bond, Series F 0.08%, 07/05/13†	10,190,000	10,190,000
State of Texas, Veterans’ Housing Assistance Program, General Obligation, Series A-2 0.13%, 07/05/13†	7,700,000	7,700,000
Wisconsin Housing & Economic Development Authority, Revenue Bond, Series B (LOC-Fannie Mae, Freddie Mac) 0.07%, 07/05/13†	6,100,000	6,100,000

Total Municipal Bonds
(Cost $189,014,000)		189,014,000

See Notes to Financial Statements.

46

	Par	Value
TIME DEPOSIT — 1.2%
ING Bank NV
0.15%, 07/03/13 (Cost $16,000,000)	$16,000,000	$16,000,000

U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bills
0.04%, 09/26/13Δ	60,000,000	59,994,200
0.11%, 10/03/13	15,000,000	14,995,887
0.09%, 10/24/13Δ	20,000,000	19,994,505

		94,984,592

U.S. Treasury Note
0.38%, 06/30/13Δ	17,000,000	17,000,000

Total U.S. Treasury Obligations
(Cost $111,984,592)		111,984,592

	Shares
MONEY MARKET FUND — 0.1%
Northern Institutional Liquid Assets Portfolio§ (Cost $1,804,428)	1,804,428	1,804,428

TOTAL INVESTMENTS — 100.0%
(Cost $1,398,531,103)		1,398,531,103
Other Assets in Excess of Liabilities — 0.0%		330,650

NET ASSETS — 100.0%		$1,398,861,753

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	43.8
Certificates of Deposit	28.2
Municipal Bonds	13.5
U.S. Treasury Obligations	8.0
Agency Obligations	5.2
Time Deposit	1.2
Money Market Fund	0.1

100.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$71,829,850	$—	$71,829,850	$—
Certificates of Deposit	394,732,353	—	394,732,353	—
Commercial Paper	613,165,880	—	613,165,880	—
Money Market Fund	1,804,428	1,804,428	—	—
Municipal Bonds	189,014,000	—	189,014,000	—
Time Deposit	16,000,000	—	16,000,000	—
U.S. Treasury Obligations	111,984,592	—	111,984,592	—

Total Assets — Investments in Securities	$1,398,531,103	$1,804,428	$1,396,726,675	$—

See Notes to Financial Statements.

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.4%
Federal Home Loan Bank
0.07%, 08/07/13	$6,600,000	$6,599,535
Federal Home Loan Mortgage Corporation
0.08%, 09/16/13	1,400,000	1,399,910
0.16%, 02/11/14	3,600,000	3,597,750
Small Business Administration
6.95%, 11/01/16	136,976	145,057

Total Agency Obligations (Cost $11,733,529)		11,742,252

ASSET-BACKED SECURITIES — 8.5%
Aircraft Certificate Owner Trust
6.46%, 09/20/22+ 144A	199,331	197,338
Ally Master Owner Trust
0.64%, 02/15/18†	1,100,000	1,095,053
0.64%, 04/15/18†	1,400,000	1,392,931
AmeriCredit Automobile Receivables Trust
4.04%, 07/10/17	1,226,000	1,279,386
1.31%, 11/08/17	370,000	369,289
1.19%, 05/08/18	785,000	777,006
1.79%, 03/08/19	980,000	957,305
Apidos CDO
1.42%, 04/15/25+ 144A†	2,090,000	2,069,100
1.88%, 04/15/25+ 144A†	250,000	247,500
Asset-Backed Securities Corporation Home Equity Loan Trust
0.47%, 09/25/34†	100,868	100,170
Babson CLO, Ltd.
1.31%, 04/20/25 144A†	2,300,000	2,253,595
Bear Stearns Asset-Backed Securities Trust
1.19%, 10/25/37†	829,212	715,248
0.38%, 01/25/47†	413,362	407,395
BNC Mortgage Loan Trust
0.31%, 11/25/36†	161,979	159,917
0.25%, 03/25/37†	327,249	318,888
Capital Auto Receivables Asset Trust
1.29%, 04/20/18	260,000	256,736
1.74%, 10/22/18	270,000	264,914
CenterPoint Energy Transition Bond Co., LLC
0.90%, 04/15/18	1,281,213	1,281,986
Chester Asset Receivables Dealings PLC
0.70%, 04/15/16(U)†	730,000	1,110,147
Conseco Financial Corporation
6.04%, 11/01/29	10,436	10,897
Credit Acceptance Auto Loan Trust
2.61%, 03/15/19 144A	1,120,000	1,131,662
Crusade ABS Trust
3.80%, 07/12/23(A)†	1,600,000	1,466,150
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	635,338	515,141
Discover Card Execution Note Trust
0.81%, 08/15/17	1,100,000	1,102,413
Dryden XXII Senior Loan Fund
1.38%, 08/15/25+ 144A†	930,000	920,700
1.83%, 08/15/25+ 144A†	1,175,000	1,163,250

	Par	Value
DT Auto Owner Trust
1.85%, 04/17/17 144A	$1,620,000	$1,623,075
Enterprise Fleet Financing LLC
1.14%, 11/20/17 144A	1,845,744	1,854,833
FHLMC Structured Pass-Through Securities
0.45%, 08/25/31†	677,405	660,798
First Investors Auto Owner Trust
3.40%, 03/15/16 144A	700,000	703,215
Ford Credit Floorplan Master Owner Trust
2.37%, 09/15/15	445,000	446,600
2.86%, 09/15/15	450,000	452,389
1.39%, 09/15/16	790,000	792,748
GE Capital Credit Card Master Note Trust
1.03%, 01/15/18	1,500,000	1,505,771
Globaldrive Auto Receivables 2011-A BV
0.87%, 04/20/19 144A(E)†	403,653	528,556
Gracechurch Card Funding PLC
0.89%, 02/15/17 144A†	1,050,000	1,051,721
0.92%, 02/15/17 144A(E)†	800,000	1,050,016
Great America Leasing Receivables
1.83%, 06/17/19 144A	200,000	197,010
HLSS Servicer Advance Receivables Backed Notes
1.50%, 01/16/46 144A	700,000	690,830
1.79%, 05/15/46 144A	900,000	899,037
Huntington Auto Trust
0.38%, 09/15/15	2,322,282	2,320,376
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	110,771	110,771
LA Arena Funding LLC
7.66%, 12/15/26 144A	384,304	428,706
Mercedes-Benz Master Owner Trust
0.79%, 11/15/17 144A	1,230,000	1,225,649
MMAF Equipment Finance LLC
1.27%, 09/15/15 144A	1,141,041	1,144,650
Motor 2012 PLC
1.29%, 02/25/20 144A	252,000	252,922
Nissan Master Owner Trust Receivables
0.49%, 02/15/18†	2,525,000	2,513,327
Oaktree Enhanced Income Funding Ltd.
1.48%, 07/20/23+ 144A†	900,000	891,000
1.98%, 07/20/23+ 144A†	1,300,000	1,287,000
OHA Intrepid Leveraged Loan Fund, Ltd.
1.20%, 04/20/21+ 144A†	1,965,000	1,962,052
Red & Black Auto France
0.98%, 12/28/21(E)†	682,790	892,348
Santander Consumer Acquired Receivables Trust
1.66%, 08/15/16 144A	556,315	558,430
2.01%, 08/15/16 144A	420,659	422,087
Santander Drive Auto Receivables Trust
2.06%, 06/15/17 144A	128,798	129,192

See Notes to Financial Statements.

	Par	Value
2.86%, 06/15/17 144A	$132,835	$133,439
1.94%, 03/15/18	270,000	268,104
2.70%, 08/15/18	300,000	301,647
1.78%, 11/15/18 144A	770,000	753,171
1.76%, 01/15/19	580,000	565,738
SLC Private Student Loan Trust
0.40%, 01/15/19†	231,613	231,269
SLM Private Credit Student Loan Trust
0.47%, 06/15/21†	844,291	827,626
0.67%, 03/15/22†	582,555	571,059
SLM Private Education Loan Trust
1.84%, 12/15/17 144A†	157,773	158,209
1.29%, 12/15/21 144A†	324,699	326,174
1.29%, 08/15/23 144A†	1,255,819	1,262,669
0.94%, 10/16/23 144A†	440,257	440,418
3.50%, 08/17/43 144A†@	3,904,899	3,690,059
3.44%, 05/16/44 144A†	2,794,669	2,891,504
SLM Student Loan Trust
0.28%, 07/25/17†	494,582	492,759
0.39%, 10/25/24†	750,000	744,186
Soundview Home Loan Trust
1.04%, 08/25/31†	95,100	94,694
Structured Asset Securities Corporation Mortgage Loan Trust
1.70%, 04/25/35†	743,605	691,114
Turbo Finance 2 PLC
5.50%, 02/20/19(U)	848,000	1,366,951
Tyron Park CLO, Ltd.
1.39%, 07/15/25+ 144A†	1,270,000	1,257,300
1.82%, 07/15/25+ 144A†	1,175,000	1,163,250
Volkswagen Auto Loan Enhanced Trust
0.46%, 01/20/17	3,375,000	3,361,125
Wells Fargo Home Equity Trust
0.28%, 04/25/37†	123,734	122,938
World Omni Master Owner Trust
0.54%, 02/15/18 144A†	750,000	746,227

Total Asset-Backed Securities
(Cost $71,416,791)		70,620,856

CORPORATE BONDS — 19.6%
AbbVie, Inc.
1.20%, 11/06/15 144A	1,150,000	1,151,926
1.75%, 11/06/17 144A	1,130,000	1,108,229
AEP Texas Central Transition Funding LLC
4.98%, 07/01/15	67,509	67,534
American Express Credit Corporation
1.75%, 06/12/15	240,000	243,372
American Express, Co.
0.86%, 05/22/18†	1,240,000	1,239,865
American Honda Finance Corporation
0.65%, 05/26/16 144A†	1,200,000	1,198,961
American International Group, Inc.
0.39%, 07/19/13(E)†	400,000	520,982
3.75%, 11/30/13 144A	400,000	404,977
3.00%, 03/20/15	1,050,000	1,082,551

	Par	Value
2.38%, 08/24/15	$320,000	$325,217
4.88%, 09/15/16Δ	100,000	109,618
AmeriGas Partners LP
6.25%, 08/20/19	500,000	505,000
Apple, Inc.
0.45%, 05/03/16Δ	540,000	534,576
0.52%, 05/03/18†	1,250,000	1,246,126
1.00%, 05/03/18	605,000	581,662
ArcelorMittal USA LLC
6.50%, 04/15/14Δ	500,000	518,938
Ashland, Inc.
3.00%, 03/15/16 144A	770,000	777,700
Astoria Financial Corporation
5.00%, 06/19/17	770,000	809,907
AT&T, Inc.
0.88%, 02/13/15	1,040,000	1,040,960
0.66%, 02/12/16†	940,000	935,418
Autodesk, Inc.
1.95%, 12/15/17Δ	350,000	341,828
Aviation Capital Group Corporation
4.63%, 01/31/18 144A	850,000	836,719
Bank of America Corporation
3.75%, 07/12/16	920,000	965,110
3.88%, 03/22/17	1,860,000	1,949,726
6.00%, 09/01/17	885,000	992,966
1.34%, 03/22/18†	1,200,000	1,188,840
5.65%, 05/01/18	420,000	467,109
Bank of New York Mellon Corporation
4.30%, 05/15/14Δ	790,000	816,716
Baxter International, Inc.
0.95%, 06/01/16Δ	230,000	229,084
BB&T Corporation
1.60%, 08/15/17	340,000	332,830
Capital One Financial Corporation
2.13%, 07/15/14	600,000	607,187
1.00%, 11/06/15	920,000	908,046
Caterpillar Financial Services Corporation
0.70%, 11/06/15	1,160,000	1,158,194
CC Holdings GS V LLC
2.38%, 12/15/17	300,000	295,544
Citigroup, Inc.
2.28%, 08/13/13†	700,000	701,523
2.25%, 08/07/15Δ	730,000	742,650
1.25%, 01/15/16Δ	500,000	494,330
1.07%, 04/01/16†Δ	1,160,000	1,163,626
3.95%, 06/15/16	3,842,000	4,052,565
4.45%, 01/10/17	450,000	482,249
CMS Energy Corporation
4.25%, 09/30/15	255,000	270,588
CNOOC Finance 2013, Ltd.
1.13%, 05/09/16	4,800,000	4,725,533
Computer Sciences Corporation
2.50%, 09/15/15	210,000	214,218
ConAgra Foods, Inc.
1.35%, 09/10/15	160,000	161,183
1.30%, 01/25/16	240,000	240,547
Continental Airlines 2010-1 Class B Pass Through Trust
6.00%, 07/12/20	599,670	622,158

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Daimler Finance North America LLC
0.89%, 03/28/14 144A†	$2,600,000	$2,607,998
1.30%, 07/31/15 144A	500,000	501,356
1.25%, 01/11/16 144A	530,000	526,871
Danaher Corporation
1.30%, 06/23/14	300,000	302,158
Dell, Inc.
5.63%, 04/15/14	1,150,000	1,188,087
Delta Air Lines 2010-2 Class B Pass Through Trust
6.75%, 05/23/17	300,000	309,750
Digital Realty Trust LP
4.50%, 07/15/15	425,000	446,075
DIRECTV Holdings LLC
4.75%, 10/01/14	360,000	376,846
3.13%, 02/15/16	320,000	332,292
Discover Bank
2.00%, 02/21/18	1,380,000	1,337,139
Dollar General Corporation
4.13%, 07/15/17	850,000	897,399
Duke Energy Corporation
1.63%, 08/15/17Δ	1,500,000	1,473,915
Duke Realty LP
5.40%, 08/15/14	440,000	460,194
Eaton Corporation
0.95%, 11/02/15 144A	450,000	448,479
Enterprise Products Operating LLC
1.25%, 08/13/15	230,000	230,875
EOG Resources, Inc.
1.02%, 02/03/14†	2,900,000	2,910,747
Equifax, Inc.
4.45%, 12/01/14	140,000	146,312
ERAC USA Finance LLC
2.75%, 07/01/13 144AΔ	370,000	370,000
2.25%, 01/10/14 144A	330,000	332,515
1.40%, 04/15/16 144A	180,000	178,783
Express Scripts Holding, Co.
2.10%, 02/12/15	280,000	284,868
FDIC Structured Sale Guaranteed Notes
0.21%, 10/25/13 144AΩ†	2,300,000	2,298,705
Federal Express Corporation 2012 Pass-Through Trust
2.63%, 01/15/18 144A	484,832	489,193
Fidelity National Information Services, Inc.
2.00%, 04/15/18	340,000	328,524
Ford Motor Credit Co., LLC
7.00%, 10/01/13	3,000,000	3,047,889
3.88%, 01/15/15	505,000	520,720
12.00%, 05/15/15Δ	500,000	593,339
1.53%, 05/09/16†	610,000	614,692
8.00%, 12/15/16	1,820,000	2,136,019
3.00%, 06/12/17	560,000	561,699
6.63%, 08/15/17	830,000	940,245
2.38%, 01/16/18Δ	2,000,000	1,927,742
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15Δ	200,000	199,153
2.15%, 03/01/17Δ	210,000	205,725
General Electric Capital Corporation
3.75%, 11/14/14	660,000	686,104

	Par	Value
2.15%, 01/09/15	$960,000	$979,247
1.00%, 12/11/15Δ	2,000,000	1,998,212
General Motors Financial Co., Inc.
2.75%, 05/15/16 144AΔ	1,303,000	1,284,269
4.75%, 08/15/17 144A	800,000	824,000
Genworth Holdings, Inc.
6.52%, 05/22/18Δ	1,261,000	1,395,260
Genzyme Corporation
3.63%, 06/15/15	395,000	417,676
Glencore Funding LLC
1.57%, 01/15/19 144A†	1,200,000	1,116,762
Goldman Sachs Group, Inc.
1.60%, 11/23/15	640,000	641,836
3.63%, 02/07/16Δ	135,000	141,009
5.75%, 10/01/16Δ	135,000	150,285
6.25%, 09/01/17Δ	2,003,000	2,271,913
5.95%, 01/18/18	3,350,000	3,751,879
1.48%, 04/30/18†	1,250,000	1,239,874
Harley-Davidson Financial Services, Inc.
1.15%, 09/15/15 144A	340,000	339,578
Hartford Financial Services Group, Inc.
4.00%, 03/30/15	320,000	334,729
HCA, Inc.
7.88%, 02/15/20Δ	687,000	741,531
7.25%, 09/15/20	360,000	387,450
HCP, Inc.
2.70%, 02/01/14	210,000	212,127
Health Care REIT, Inc.
6.00%, 11/15/13	540,000	550,235
3.63%, 03/15/16	400,000	419,695
Hewlett-Packard Co.
2.63%, 12/09/14	590,000	602,358
2.35%, 03/15/15Δ	800,000	811,807
2.20%, 12/01/15	625,000	635,063
HSBC USA, Inc.
2.38%, 02/13/15	400,000	408,914
Hyundai Capital America
1.63%, 10/02/15 144A	500,000	498,656
3.75%, 04/06/16 144A	190,000	197,254
ING US, Inc.
2.90%, 02/15/18 144AΔ	2,000,000	2,012,224
Ingredion, Inc.
3.20%, 11/01/15	200,000	209,119
International Lease Finance Corporation
4.88%, 04/01/15Δ	550,000	561,000
Jabil Circuit, Inc.
7.75%, 07/15/16Δ	295,000	335,563
JB Hunt Transport Services, Inc.
3.38%, 09/15/15	550,000	573,724
JPMorgan Chase & Co.
3.70%, 01/20/15Δ	1,000,000	1,039,034
0.89%, 02/26/16†	1,100,000	1,098,446
3.45%, 03/01/16	487,000	508,306
2.00%, 08/15/17Δ	1,260,000	1,251,712
6.00%, 01/15/18Δ	1,000,000	1,142,310
1.18%, 01/25/18†	610,000	609,333
Kellogg Co.
1.13%, 05/15/15	760,000	763,619
KeyCorp
3.75%, 08/13/15	360,000	379,331

See Notes to Financial Statements.

	Par	Value
Kraft Foods Group, Inc.
1.63%, 06/04/15	$350,000	$353,899
Kroger Co.
2.20%, 01/15/17	500,000	502,412
Lehman Escrow Bonds
6.75%, 12/28/17+Ω†#	2,600,000	—
6.63%, 12/31/99Ω†#	600,000	147,750
Lexmark International, Inc.
5.13%, 03/15/20Δ	310,000	312,098
Life Technologies Corporation
3.50%, 01/15/16	800,000	833,138
Lincoln National Corporation
4.30%, 06/15/15	1,210,000	1,283,834
Marathon Oil Corporation
0.90%, 11/01/15	490,000	487,560
Masco Corporation
4.80%, 06/15/15Δ	365,000	375,950
MBNA Credit Card Master Note Trust
5.45%, 02/17/16(U)†	675,000	1,035,698
Merck & Co, Inc.
0.63%, 05/18/18†	980,000	979,290
Merrill Lynch & Co., Inc.
5.00%, 01/15/15	2,700,000	2,844,091
Metropolitan Life Global Funding I
1.03%, 01/10/14 144A†	1,000,000	1,003,664
Microsoft Corporation
2.95%, 06/01/14	900,000	921,956
Morgan Stanley
1.52%, 02/25/16†	930,000	927,977
4.75%, 03/22/17	1,015,000	1,077,484
1.56%, 04/25/18†Δ	1,520,000	1,492,494
Murray Street Investment Trust I
4.65%, 03/09/17 STEP	250,000	264,909
Mylan, Inc.
1.80%, 06/24/16 144A	180,000	179,640
National Oilwell Varco, Inc.
1.35%, 12/01/17	660,000	643,675
National Rural Utilities Cooperative Finance Corporation
1.00%, 02/02/15	390,000	392,037
NBCUniversal Enterprise, Inc.
0.97%, 04/15/18 144A†	490,000	494,843
NBCUniversal Media LLC
3.65%, 04/30/15	550,000	578,162
NCUA Guaranteed Notes
1.40%, 06/12/15	1,180,000	1,199,081
New York Life Global Funding
0.54%, 04/04/14 144A†	1,600,000	1,604,032
1.65%, 05/15/17 144A	2,500,000	2,477,928
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/15	170,000	170,941
Nissan Motor Acceptance Corporation
1.00%, 03/15/16 144A	910,000	900,641
1.95%, 09/12/17 144A	520,000	517,135
Northwest Airlines 2002-1 Class G-2 Pass Through Trust
6.26%, 05/20/23	265,542	282,803
Novus USA Trust
1.57%, 02/28/14 144A†	2,000,000	1,997,000

	Par	Value
Omnicom Group, Inc.
5.90%, 04/15/16	$575,000	$640,541
Overseas Private Investment Corporation
0.00%, 04/15/16Ω†	1,550,720	2,084,208
PACCAR Financial Corporation
1.05%, 06/05/15	220,000	221,606
0.75%, 05/16/16	270,000	266,286
Parker Hannifin Corporation
4.13%, 11/11/15(E)	700,000	975,427
Penske Truck Leasing Co. LP
2.50%, 07/11/14 144A	230,000	233,337
3.13%, 05/11/15 144A	600,000	620,261
2.50%, 03/15/16 144A	300,000	305,353
3.38%, 03/15/18 144A	1,115,000	1,132,939
2.88%, 07/17/18 144A	1,350,000	1,365,017
Petrohawk Energy Corporation
6.25%, 06/01/19	1,000,000	1,100,000
Phillips 66
1.95%, 03/05/15	210,000	213,344
2.95%, 05/01/17	210,000	216,625
Pioneer Natural Resources Co.
5.88%, 07/15/16	2,410,000	2,689,596
Plains Exploration & Production Co.
6.50%, 11/15/20	540,000	573,159
Principal Life Global Funding II
1.00%, 12/11/15 144A	530,000	530,418
Procter & Gamble Co.
3.50%, 02/15/15Δ	200,000	209,525
Prudential Covered Trust
3.00%, 09/30/15 144A	720,000	743,386
Prudential Financial, Inc.
6.00%, 12/01/17	2,000,000	2,298,922
Regions Financial Corporation
2.00%, 05/15/18	1,250,000	1,182,991
Samsung Electronics America, Inc.
1.75%, 04/10/17 144A	1,150,000	1,140,110
SBA Tower Trust
4.25%, 04/15/40 144A	510,000	528,685
Simon Property Group LP REIT
4.20%, 02/01/15	140,000	145,882
SteelRiver Transmission Co., LLC
4.71%, 06/30/17 144A	553,258	569,524
Stryker Corporation
3.00%, 01/15/15Δ	450,000	466,057
TD Ameritrade Holding Corporation
4.15%, 12/01/14Δ	660,000	691,272
Tesoro Corporation
4.25%, 10/01/17Δ	550,000	566,500
Total System Services, Inc.
2.38%, 06/01/18Δ	610,000	591,674
Trans-Canada Pipelines
0.95%, 06/30/16	580,000	580,000
Union Bank NA
1.22%, 06/06/14†	3,000,000	3,018,717
United Air Lines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	529,208	608,590

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	$654,338	$752,489
UnitedHealth Group, Inc.
1.40%, 10/15/17	210,000	206,400
Vesey Street Investment Trust I
4.40%, 09/01/16 STEP	700,000	745,977
Vornado Realty LP
4.25%, 04/01/15	700,000	729,009
Wachovia Bank NA
4.80%, 11/01/14	360,000	379,040
Walgreen Co.
1.00%, 03/13/15Δ	460,000	461,644
Wal-Mart Stores, Inc.
0.60%, 04/11/16	270,000	268,380
WellPoint, Inc.
1.25%, 09/10/15	440,000	440,972
2.38%, 02/15/17	1,060,000	1,070,176
Wells Fargo & Co.
0.91%, 04/23/18†	270,000	268,925
Wells Fargo Bank NA
4.75%, 02/09/15	1,000,000	1,055,799
WPX Energy, Inc.
5.25%, 01/15/17Δ	780,000	803,400
Xcel Energy, Inc.
0.75%, 05/09/16Δ	410,000	404,058

Total Corporate Bonds (Cost $162,667,019)		162,790,679

FOREIGN BONDS — 12.7%
Australia — 1.6%
Asciano Finance, Ltd.
3.13%, 09/23/15 144A	620,000	633,890
Australia & New Zealand Banking Group, Ltd.
0.90%, 02/12/16	1,200,000	1,193,251
0.84%, 05/15/18†	1,230,000	1,226,191
Australia Government Bond
5.50%, 12/15/13(A)	3,200,000	2,965,917
Macquarie Bank, Ltd.
3.45%, 07/27/15 144A	750,000	777,628
National Australia Bank, Ltd.
0.90%, 01/20/16Δ	2,500,000	2,486,890
Perpetual Trustee- Apollo
4.07%, 10/03/40(A)	1,079,673	994,290
QBE Insurance Group, Ltd.
6.13%, 09/28/15(U)	250,000	413,976
Rio Tinto Finance USA PLC
1.13%, 03/20/15	500,000	500,162
Westfield Capital
5.13%, 11/15/14 144A	730,000	776,436
Westpac Banking Corporation
1.38%, 07/17/15 144A	805,000	814,989
Woodside Finance, Ltd.
4.50%, 11/10/14 144A	490,000	511,511

		13,295,131

Bermuda — 0.1%
Qtel International Finance, Ltd.
6.50%, 06/10/14 144A	660,000	689,700

Brazil — 0.3%
Banco Bradesco SA
2.37%, 05/16/14 144A†	520,000	524,951

	Par	Value
Banco do Nordeste do Brasil SA
3.63%, 11/09/15 144AΔ	$710,000	$708,722
BRF SA
7.75%, 05/22/18 144A(B)	2,500,000	974,746
Caixa Economica Federal
2.38%, 11/06/17 144A	680,000	629,000

		2,837,419

Canada — 1.5%
Bank of Montreal
0.88%, 04/09/18†	610,000	609,289
Bank of Nova Scotia
1.85%, 01/12/15Δ	970,000	985,108
Canadian Imperial Bank of Commerce
1.55%, 01/23/18	890,000	867,788
Manulife Financial Corporation
3.40%, 09/17/15	5,000	5,227
Methanex Corporation
3.25%, 12/15/19	1,037,000	1,005,344
National Bank of Canada
1.50%, 06/26/15	550,000	556,820
Nexen, Inc.
5.20%, 03/10/15	790,000	841,654
NOVA Chemicals Corporation
8.38%, 11/01/16	1,250,000	1,328,125
Thomson Reuters Corporation
0.88%, 05/23/16	600,000	594,490
Toronto-Dominion Bank
1.63%, 09/14/16 144A	3,459,000	3,516,043
Total Capital Canada, Ltd.
0.66%, 01/15/16†	300,000	301,854
TransCanada PipeLines, Ltd.
3.40%, 06/01/15	360,000	377,454
Xstrata Finance Canada, Ltd.
2.70%, 10/25/17 144A	1,740,000	1,689,129

		12,678,325

Cayman Islands — 0.2%
Baidu, Inc.
2.25%, 11/28/17	440,000	429,128
Hutchison Whampoa International, Ltd.
2.00%, 11/08/17 144AΔ	370,000	360,175
International Petroleum Investment Co.
3.13%, 11/15/15 144A	330,000	340,313
Petrobras International Finance Co.
3.88%, 01/27/16	590,000	609,957
Trafford Centre Finance, Ltd.
0.70%, 07/28/15(U)†	71,116	106,550

		1,846,123

Chile — 0.7%
Banco del Estado de Chile
2.00%, 11/09/17 144A	1,100,000	1,051,136
Banco Santander Chile
1.88%, 01/19/16 144A†	2,500,000	2,507,538
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15	1,260,000	1,320,038

See Notes to Financial Statements.

	Par	Value
Corpbanca SA
3.13%, 01/15/18Δ	$650,000	$619,192

		5,497,904

Colombia — 0.0%
Bancolombia SA
4.25%, 01/12/16Δ	210,000	216,300

Denmark — 0.1%
Danske Bank A/S
1.33%, 04/14/14 144A†	450,000	452,013

France — 0.6%
Banque PSA Finance SA
2.18%, 04/04/14 144A†@	800,000	793,159
BPCE SA
2.02%, 02/07/14 144A†Δ	2,300,000	2,318,621
Credit Agricole SA
1.44%, 04/15/16 144A†	960,000	964,853
RCI Banque SA
1.11%, 04/07/15(E)†	900,000	1,132,339

		5,208,972

Germany — 2.3%
Bundesschatzanweisungen
0.75%, 09/13/13(E)	12,400,000	16,162,853
State of North Rhine-Westphalia
1.63%, 09/17/14	3,100,000	3,143,933

		19,306,786

Ireland — 0.3%
DanFin Funding, Ltd.
0.98%, 07/16/13 144A†	2,800,000	2,800,557

Italy — 0.4%
Intesa Sanpaolo SpA
2.67%, 02/24/14 144A†	2,300,000	2,308,818
3.88%, 01/16/18	250,000	240,299
Telecom Italia Capital SA
5.25%, 11/15/13Δ	810,000	820,226

		3,369,343

Japan — 0.3%
Nomura Holdings, Inc.
1.72%, 09/13/16†	1,060,000	1,059,518
Softbank Corporation
4.50%, 04/15/20 144A	400,000	385,600
4.63%, 04/15/20 144A(E)	250,000	326,633
Sumitomo Mitsui Banking Corporation
0.90%, 01/18/16Δ	390,000	386,408

		2,158,159

Luxembourg — 0.3%
ArcelorMittal
4.25%, 08/05/15	600,000	608,250
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19Δ	700,000	847,000
6.00%, 01/23/21 144A	1,300,000	1,352,000

		2,807,250

Mexico — 0.4%
Kansas City Southern de Mexico SA de CV
2.35%, 05/15/20 144A	510,000	494,178

	Par	Value
Mexican Bonos
5.00%, 06/15/17(M)	$21,500,000	$1,665,742
Petroleos Mexicanos
5.50%, 01/21/21	1,400,000	1,498,000

		3,657,920

Netherlands — 0.7%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	881,000	914,779
ING Bank NV
3.75%, 03/07/17 144A	900,000	942,785
LeasePlan Corporation NV
2.50%, 05/16/18 144A	1,250,000	1,206,006
LyondellBasell Industries NV
5.00%, 04/15/19	1,000,000	1,089,469
Volkswagen International Finance NV
1.02%, 03/21/14 144A†	100,000	100,410
0.88%, 04/01/14 144A†	1,200,000	1,202,736

		5,456,185

New Zealand — 0.1%
ANZ New Zealand International, Ltd.
1.13%, 03/24/16 144A	580,000	575,855

Norway — 0.3%
Nordea Eiendomskreditt AS
2.13%, 09/22/17 144A	1,250,000	1,276,767
SpareBank 1 Boligkreditt AS
1.25%, 05/02/19 144A	1,000,000	954,708

		2,231,475

Panama — 0.0%
Carnival Corporation
1.20%, 02/05/16	310,000	307,964

Peru — 0.1%
BBVA Banco Continental SA
2.25%, 07/29/16 144AΔ	500,000	487,500

Qatar — 0.1%
Qatar Government International Bond
3.13%, 01/20/17 144AΔ	580,000	602,475

Singapore — 0.1%
Oversea-Chinese Banking Corporation, Ltd.
1.63%, 03/13/15 144A	500,000	506,721

Slovenia — 0.1%
Slovenia Government Bond
4.38%, 04/02/14(E)	450,000	589,106

South Korea — 0.8%
Export-Import Bank of Korea
1.23%, 07/26/13 144A	700,000	700,071
1.42%, 09/21/13@	2,400,000	2,400,176
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	2,900,000	3,076,335

		6,176,582

Sweden — 1.0%
Nordea Bank AB
1.18%, 01/14/14 144A†	2,900,000	2,913,926
0.88%, 05/13/16 144AΔ	1,320,000	1,306,372
Stadshypotek AB
1.45%, 09/30/13 144A	2,900,000	2,908,007

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Svenska Handelsbanken AB
0.72%, 03/21/16†	$1,220,000	$1,220,836

		8,349,141

United Kingdom — 0.2%
Anglo American Capital PLC
2.15%, 09/27/13 144A	360,000	361,065
Barclays Bank PLC
5.20%, 07/10/14	130,000	135,650
BP Capital Markets PLC
0.79%, 05/10/18†	210,000	205,215
HSBC Bank PLC
0.92%, 05/15/18 144A†	1,190,000	1,191,409

		1,893,339

Virgin Islands (British) — 0.1%
Sinopec Capital 2013, Ltd.
1.88%, 04/24/18 144A	700,000	673,941
TSMC Global Ltd.
1.63%, 04/03/18 144A	370,000	356,623

		1,030,564

Total Foreign Bonds (Cost $106,018,537)		105,028,809

LOAN AGREEMENT — 0.0%
H.J. Heinz Co. Bank Loan
3.50%, 06/05/20Ω† (Cost $209,489)	210,000	209,761

MORTGAGE-BACKED SECURITIES — 21.9%
Adjustable Rate Mortgage Trust
3.12%, 03/25/37†	2,302,966	1,712,246
Alternative Loan Trust
6.00%, 10/25/32	33,453	32,537
American Home Mortgage Investment Trust
2.21%, 10/25/34†	501,598	491,574
American Home Mortgage Assets Trust
1.10%, 11/25/46†	1,001,471	550,079
Arkle Master Issuer PLC
1.52%, 05/17/60†	250,000	250,326
Arkle Master Issuer PLC
1.52%, 05/17/60 144A†	1,240,000	1,241,553
Arran Residential Mortgages Funding PLC
1.47%, 11/19/47 144A†	16,337	16,355
1.72%, 11/19/47 144A†	1,800,000	1,824,009
Banc of America Commercial Mortgage Trust
5.45%, 01/15/49	959,475	971,830
5.86%, 06/10/49†	102,881	102,874
Banc of America Funding Trust
5.63%, 01/20/47†	622,316	473,300
Banc of America Mortgage Trust
6.50%, 10/25/31	89,478	94,508
Bear Stearns Adjustable Rate Mortgage Trust
3.08%, 01/25/34†	321,974	316,278
3.15%, 07/25/34†	500,373	495,873
3.05%, 10/25/34†	174,055	170,660
2.60%, 03/25/35†	849,294	837,044
Bear Stearns Alt-A Trust
0.93%, 11/25/34†	277,188	268,935

	Par	Value
Bear Stearns Commercial Mortgage Securities Trust
5.74%, 06/11/50	$700,598	$728,610
CD 2007-CD4 Commercial Mortgage Trust
5.37%, 12/11/49†	395,000	398,740
Ceclo
1.40%, 07/23/25†	1,400,000	1,394,266
COMM 2010-C1 Mortgage Trust
3.16%, 07/10/46 144A	1,248,811	1,297,577
COMM 2012-CCRE2 Mortgage Trust
4.95%, 08/15/45 IOΩ†	2,075,395	243,098
COMM 2013-CCRE7 Mortgage Trust
2.86%, 03/10/46 IOΩ†	5,922,796	567,049
COMM 2013-SFS Mortgage Trust
1.87%, 04/12/23 144A	766,911	735,133
Commercial Mortgage Pass-Through Certificates
5.95%, 09/15/39†	1,155,000	1,191,485
5.62%, 09/15/40†	703,049	738,605
6.25%, 02/15/41†	560,300	563,749
4.80%, 11/15/45 IOΩ†	4,128,469	546,882
Commercial Mortgage Trust
5.44%, 03/10/39	785,000	867,686
Countrywide Home Loan Mortgage Pass-Through Trust
0.73%, 02/25/35†	190,497	174,668
Credit Suisse Mortgage Capital Certificates
1.55%, 05/25/43†	658,168	631,854
1.20%, 02/27/47 144A†	1,239,286	1,231,012
Crusade Global Trust
0.40%, 11/19/37†	392,667	392,149
CSMC Trust 2013-IVR2
1.55%, 04/25/43 144A†	1,329,140	1,262,568
DBRR Trust
0.95%, 09/25/45 144A	1,180,539	1,182,857
5.94%, 06/17/49 144A†	1,805,000	2,023,096
Del Coronado Trust 2013-DEL
0.99%, 03/15/26 144A†	530,000	527,986
Deutsche Alt-B Securities Mortgage Loan Trust
5.87%, 10/25/36 STEP	532,979	389,547
5.89%, 10/25/36 STEP	532,979	389,964
Fannie Mae Grantor Trust
3.31%, 02/25/32	115,035	118,630
FDIC 2010-R1 Trust
2.18%, 05/25/50 144A	967,268	927,008
FDIC Guaranteed Notes Trust
0.91%, 12/04/20 144A†	1,814,957	1,820,314
3.25%, 04/25/38 144A	557,556	579,859
0.74%, 02/25/48 144A†	325,156	324,642
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	224,034	238,166
5.00%, 02/01/19	256,128	271,502
5.00%, 12/01/19	478,738	507,202
5.50%, 05/01/22	1,601,066	1,724,339
2.48%, 07/01/27†	13,657	14,633
2.38%, 11/01/31†	72,739	77,320
2.38%, 04/01/32†	11,347	12,087

See Notes to Financial Statements.

	Par	Value
2.17%, 06/01/33†	$1,052,956	$1,113,172
2.39%, 10/01/34†	264,036	279,808
2.56%, 08/01/35†	897,565	959,274
2.44%, 09/01/35†	490,506	519,611
2.72%, 10/01/35†	769,708	822,435
2.45%, 04/01/36†	653,088	696,070
5.50%, 05/01/38	1,048,807	1,126,735
5.50%, 02/01/40	336,165	361,143
Federal Home Loan Mortgage Corporation REMIC
2.00%, 08/15/25 STEP	506,355	531,826
4.50%, 09/15/41	1,135,723	1,251,285
4.50%, 11/15/41	1,240,103	1,344,004
Federal National Mortgage Association
5.00%, 01/01/18	480,271	512,754
5.00%, 07/01/19	109,606	117,049
5.00%, 05/01/21	997,481	1,064,969
5.00%, 11/01/21	413,575	441,689
2.29%, 12/01/24 CONV†	32,357	32,849
9.00%, 05/01/25	10,480	10,533
9.00%, 07/01/25	27,181	27,316
2.50%, 07/01/27 TBA	2,000,000	2,011,562
3.00%, 08/16/27 TBA	7,750,000	7,954,649
3.50%, 08/16/27 TBA	4,900,000	5,097,531
2.50%, 12/01/27	3,172,256	3,194,644
2.50%, 02/01/28	385,310	388,335
2.50%, 03/01/28	293,222	295,524
2.50%, 04/01/28	2,796,241	2,817,414
2.50%, 05/01/28	3,222,238	3,246,531
2.36%, 09/01/31†	100,712	107,427
1.58%, 08/01/32†	916,502	953,825
5.50%, 10/01/32	460,351	506,439
2.24%, 12/01/32†	700,888	736,562
2.04%, 04/01/33†	183,681	193,858
2.36%, 06/01/33†	163,351	172,970
2.54%, 06/01/33†	65,143	69,663
2.92%, 10/01/33†	370,023	390,804
2.72%, 12/01/33†	121,877	129,305
2.95%, 03/01/34†	101,283	102,276
2.54%, 09/01/34†	219,466	231,566
2.55%, 09/01/34†	282,917	298,200
2.42%, 10/01/34†	289,616	308,205
2.61%, 10/01/34†	315,035	334,926
2.55%, 02/01/35†	387,689	414,032
2.82%, 09/01/35†	631,789	669,303
2.66%, 12/01/35†	29,458	31,325
4.00%, 08/13/39 TBA	2,000,000	2,079,141
1.37%, 08/01/42†	557,207	567,023
3.00%, 08/01/42 TBA	1,000,000	974,375
2.50%, 01/01/43	2,956,315	2,751,314
1.37%, 07/01/44†	414,120	420,574
1.37%, 10/01/44†	303,122	307,463
Federal National Mortgage Association REMIC
4.00%, 11/25/19	131,808	138,681
4.00%, 06/25/26 STEP	934,460	987,827
0.79%, 05/25/30†	236,627	236,840
0.84%, 05/25/30†	187,101	187,194
(2.81)%, 10/25/40 IOΩ†	3,735,460	451,376
0.74%, 09/25/41†	4,913,556	4,981,196
FHLMC Multifamily Structured Pass-Through Certificates
2.23%, 07/25/13	53,535	53,520

	Par	Value
3.61%, 06/25/14	$1,095,000	$1,104,747
4.53%, 05/25/19 IOΩ†	5,325,509	465,079
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51 STEP	3,000,000	3,266,007
FHLMC Structured Pass-Through Securities
1.19%, 05/25/43†	932,296	954,791
1.57%, 07/25/44†	1,404,613	1,442,055
First Horizon Alternative Mortgage Securities Trust
2.33%, 06/25/34†	523,709	513,734
GMAC Commercial Mortgage Securities, Inc.
5.30%, 08/10/38†	1,520,000	1,565,983
Government National Mortgage Association
1.75%, 06/20/17†	5,735	5,978
2.00%, 06/20/21†	3,802	3,950
1.63%, 03/20/22†	235,149	245,468
1.63%, 01/20/23†	32,425	33,849
1.75%, 05/20/24†	67,471	70,372
1.75%, 07/20/25†	82,951	86,636
1.75%, 08/20/25†	21,881	22,853
1.63%, 11/20/25†	67,038	69,904
1.63%, 12/20/26†	93,474	97,462
1.75%, 07/20/27†	2,178	2,274
1.63%, 10/20/27†	36,969	38,548
2.50%, 12/15/27	2,001,335	2,023,054
2.50%, 04/15/28	3,953,725	3,996,633
8.50%, 10/15/29	25,500	26,548
0.79%, 02/16/30†	124,348	126,155
8.50%, 03/15/30	940	945
8.50%, 04/15/30	5,375	5,570
8.50%, 05/15/30	106,389	112,972
1.75%, 05/20/30†	61,034	63,655
8.50%, 06/15/30	6,494	6,681
8.50%, 07/15/30	56,413	62,087
8.50%, 08/15/30	15,996	18,164
8.50%, 09/15/30	1,846	1,873
8.50%, 11/15/30	8,856	9,584
8.50%, 12/15/30	30,535	35,426
8.50%, 02/15/31	17,860	19,115
5.16%, 06/16/31	410,751	413,957
0.49%, 03/20/37†	1,133,493	1,137,209
0.49%, 05/20/37†	498,585	499,438
3.00%, 07/19/42 TBA	4,000,000	3,954,375
2.50%, 12/15/42	934,392	873,911
2.50%, 01/15/43	263,269	246,169
2.50%, 02/15/43	789,427	738,153
Granite Mortgages PLC
0.59%, 01/20/44(E)†	208,323	264,722
0.83%, 03/20/44(U)†	487,055	723,568
0.83%, 06/20/44(U)†	1,841,677	2,733,188
GreenPoint Mortgage Funding Trust
0.37%, 01/25/37†	788,617	522,321
0.46%, 11/25/45†	213,845	176,309
GSR Mortgage Loan Trust
2.91%, 09/25/34†	513,210	496,737
2.66%, 09/25/35†	505,490	496,576
HarborView Mortgage Loan Trust
2.93%, 12/19/35†	1,209,299	995,036

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Holmes Master Issuer PLC
1.63%, 10/15/54 144A†	$311,782	$313,688
1.68%, 10/15/54 144A†	1,070,034	1,075,883
1.83%, 10/15/54†	850,000	861,430
2.26%, 10/15/54(U)†	1,165,000	1,804,143
1.83%, 10/21/54 144A†	608,000	617,667
Holmes Master Issuer PLC
1.68%, 10/15/54†	651,627	655,352
IndyMac INDX Mortgage Loan Trust
0.46%, 06/25/37†	560,567	168,217
0.38%, 09/25/46†	884,905	701,947
JP Morgan Chase Commercial Mortgage Securities Trust
2.09%, 11/15/28 144A†	3,763,934	3,768,775
JP Morgan Chase Commercial Mortgage Trust
5.12%, 07/15/41	2,185,000	2,265,159
JP Morgan Mortgage Trust
4.48%, 02/25/35†	150,014	149,936
2.50%, 03/25/43 144A†	652,052	654,059
JPMorgan Chase Commercial Mortgage Securities Trust
5.44%, 01/12/17	1,565,000	1,733,932
Lanark Master Issuer PLC
1.67%, 12/22/54 144A†	880,000	898,932
LB-UBS Commercial Mortgage Trust
5.42%, 02/15/40	1,215,000	1,350,001
6.11%, 07/15/40†	455,000	494,561
Luminent Mortgage Trust
0.36%, 12/25/36†	936,868	691,368
MASTR Adjustable Rate Mortgages Trust
2.90%, 12/25/33†	414,423	406,816
Merrill Lynch Floating Trust
0.73%, 07/09/21 144A†	155,637	155,103
Merrill Lynch Mortgage Investors Trust
2.27%, 12/25/34†	646,205	654,107
2.25%, 02/25/36†	743,660	690,450
Merrill Lynch Mortgage Trust
5.24%, 11/12/35†	891,492	897,297
Morgan Stanley Bank of America Merrill Lynch Trust
4.89%, 08/15/45 IO 144AΩ†	9,745,697	1,005,269
Morgan Stanley Capital I Trust
5.41%, 03/15/44	1,090,000	1,167,785
Morgan Stanley Re-REMIC Trust
5.98%, 08/12/45 144A†	880,000	985,252
5.98%, 08/15/45 144A†	880,000	985,913
2.50%, 03/23/51 144A	426,901	430,769
1.00%, 03/27/51 144A	746,915	746,243
Motel 6 Trust
1.50%, 10/05/25 144A	379,159	369,146
1.95%, 10/05/25 144A	1,695,000	1,644,115
National RMBS Trust
3.91%, 06/20/44(A)†	868,812	810,642
NCUA Guaranteed Notes Trust
1.84%, 10/07/20	159,171	159,569
0.75%, 12/08/20†	3,425,858	3,438,533
0.73%, 03/09/21	2,471,575	2,477,835

	Par	Value
Opteum Mortgage Acceptance Corporation
0.48%, 11/25/35†	$171,685	$170,378
Progress 2007-1G Trust
0.41%, 08/19/38 144A†	364,991	361,473
Provident Funding Mortgage Loan Trust
2.59%, 04/25/34†	733,737	721,943
RCMC LLC
5.62%, 11/15/44 144A	534,086	532,782
Residential Accredit Loans, Inc.
0.59%, 01/25/33†	115,809	111,862
Residential Asset Securitization Trust
0.49%, 05/25/35†	165,859	157,092
Residential Funding Mortgage Securities I
6.50%, 03/25/32	22,346	23,453
Sequoia Mortgage Trust
2.87%, 01/25/42†	1,036,915	1,020,607
3.50%, 04/25/42†	943,358	926,472
1.45%, 02/25/43†	994,676	959,967
1.55%, 04/25/43†	882,872	881,408
Springleaf Mortgage Loan Trust
2.22%, 10/25/57 144A†	493,783	500,947
1.27%, 06/25/58 144A†	1,351,973	1,317,779
1.57%, 12/25/59 144A†	675,059	678,325
STRIPs 2012-1, Ltd.
1.50%, 12/25/44 144A	653,543	646,354
Structured Adjustable Rate Mortgage Loan Trust
2.61%, 08/25/34†	853,320	835,356
0.49%, 09/25/34†	158,035	133,212
Structured Asset Mortgage Investments II Trust
2.09%, 10/19/34†	390,700	234,208
0.44%, 07/19/35†	144,153	127,052
0.47%, 02/25/36†	704,304	539,025
Superannuation Members Home Loans Global Fund
0.36%, 06/12/40(E)†	479,431	621,749
Talisman-6 Finance PLC
0.39%, 10/22/16(E)†	768,342	900,095
TBW Mortgage Backed Trust
6.01%, 07/25/37 STEP	470,719	397,228
Torrens Trust
3.75%, 04/12/44(A)†	3,195,095	2,904,163
UBS-Barclays Commercial Mortgage Trust
4.91%, 05/10/63 IO 144AΩ†	6,565,156	633,882
Wachovia Bank Commercial Mortgage Trust
5.42%, 01/15/45†	1,299,989	1,398,590
Washington Mutual Mortgage Pass-Through Certificates
2.44%, 02/25/37†	669,532	515,104
4.48%, 05/25/37†	832,149	668,956
2.43%, 07/25/37†	1,884,525	1,419,490
1.57%, 06/25/42†	23,882	21,743
0.50%, 01/25/45†	820,099	746,300
0.51%, 08/25/45†	344,615	309,622
1.15%, 06/25/46†	1,360,943	1,240,276

See Notes to Financial Statements.

	Par	Value
0.91%, 01/25/47†	$771,382	$600,495
1.01%, 05/25/47†	672,636	63,168
Wells Fargo Mortgage-Backed Securities 2004-EE Trust
2.62%, 12/25/34†	672,600	679,665
WF-RBS Commercial Mortgage Trust
5.08%, 08/15/45 IO 144AΩ†	3,692,526	457,497
4.91%, 11/15/45 IO 144AΩ†	6,327,682	832,052

Total Mortgage-Backed Securities (Cost $186,246,689)		181,239,671

MUNICIPAL BONDS — 1.1%
California State Public Works Board, California State University Projects, Revenue Bond, Series B-2
7.80%, 03/01/35	800,000	912,328
Chicago Transit Authority, Revenue Bond, Series B
6.90%, 12/01/40	1,300,000	1,510,457
Florida Hurricane Catastrophe Fund Finance Corporation
1.30%, 07/01/16	720,000	714,917
Irvine Ranch Water District Joint Powers Agency, Revenue Bond, Escrowed to Maturity
2.61%, 03/15/14	2,800,000	2,842,112
New York State Thruway Authority, Revenue Bond, Series A
5.00%, 03/15/26	400,000	445,144
5.00%, 03/15/27	400,000	440,928
North Texas Higher Education Authority, Taxable Student Loan, Revenue Bond, Series 1
1.38%, 04/01/40†	373,363	379,755
North Texas Municipal Water District Revenue Bond
5.00%, 09/01/24	900,000	1,044,549
State of California, General Obligation
5.10%, 08/01/14	105,000	107,046
State of Illinois, General Obligation
4.07%, 01/01/14	830,000	842,666

Total Municipal Bonds (Cost $8,976,373)		9,239,902

	Notional Amount	Value
PURCHASED OPTION — 0.0%
Put Swaption — 0.0%
3-Month LIBOR, Strike Price $3.45, Expires 09/21/15 (DEUT) (Cost $151,446)	$1,900,000	$235,114

	Par
U.S. TREASURY OBLIGATIONS — 25.8%
U.S. Treasury Bill
0.00%, 05/29/14Ω‡‡	$9,400,000	9,389,491

U.S. Treasury Bonds
8.13%, 05/15/21‡‡	41,000	59,240
7.25%, 08/15/22‡‡	51,000	72,010
7.63%, 11/15/22Δ‡‡	117,000	169,700

		300,950

U.S. Treasury Inflationary Index Bonds
1.13%, 01/15/21‡‡	1,700,000	1,935,049
0.13%, 01/15/22‡‡	11,000,000	11,083,739
0.13%, 07/15/22	3,700,000	3,662,188
0.13%, 01/15/23	1,300,000	1,271,187
2.38%, 01/15/25	1,300,000	1,913,608

		19,865,771

U.S. Treasury Notes
0.25%, 11/30/13‡‡	387,000	387,250
0.25%, 01/31/14Δ	1,600,000	1,601,282
1.88%, 02/28/14	2,000,000	2,023,008
1.25%, 03/15/14Δ‡‡	17,400,000	17,535,598
0.25%, 03/31/14‡‡	2,313,000	2,314,672
1.75%, 03/31/14Δ	3,200,000	3,238,125
0.25%, 04/30/14Δ	1,900,000	1,901,374
1.00%, 05/15/14	3,200,000	3,222,874
0.25%, 05/31/14Δ	5,500,000	5,503,547
0.63%, 07/15/14Δ‡‡	34,300,000	34,452,039
2.63%, 07/31/14	500,000	513,105
0.38%, 11/15/14	11,000,000	11,023,199
0.25%, 11/30/14	6,000,000	6,001,758
0.25%, 01/15/15Δ	4,200,000	4,199,509
0.25%, 02/15/15Δ	34,221,000	34,203,616
0.25%, 03/31/15Δ	3,000,000	2,996,895
0.25%, 05/15/15Δ	8,690,000	8,676,426
0.38%, 06/30/15	840,000	840,298
0.25%, 10/15/15Δ	6,800,000	6,769,985
0.25%, 12/15/15	640,000	636,175
2.13%, 02/29/16Δ	772,000	803,995
0.38%, 03/15/16Δ	3,765,000	3,745,294
0.25%, 05/15/16Δ‡‡	5,460,000	5,402,413
1.75%, 05/31/16Δ	7,650,000	7,891,151
0.50%, 06/15/16Δ	8,591,000	8,555,425
1.00%, 09/30/16Δ	2,500,000	2,517,285
1.00%, 05/31/18Δ	5,126,000	5,038,299
1.13%, 12/31/19Δ	2,200,000	2,108,218
3.13%, 05/15/21	100,000	107,380
1.63%, 11/15/22	600,000	560,180

		184,770,375

Total U.S. Treasury Obligations (Cost $215,857,125)		214,326,587

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 15.0%
GuideStone Money Market Fund (GS4 Class)¥	53,994,280	$53,994,280
Northern Institutional Liquid Assets Portfolio§	70,791,875	70,791,875

Total Money Market Funds (Cost $124,786,155)		124,786,155

	Par	Value
REPURCHASE AGREEMENTS — 8.9%
Citigroup Global Markets, Inc.
0.12% (dated 06/28/13, due 07/01/13, repurchase price $14,500,145, collateralized by U.S. Treasury Note, 0.0250%, due 08/15/15, total market value $14,794,152)	$14,500,000	14,500,000
0.10% (dated 07/01/13, due 07/02/13, repurchase price $18,000,050, collateralized by U.S. Treasury Note, 0.375%, due 01/15/16, total market value $18,377,229)	18,000,000	18,000,000
JPMorgan Securities LLC
0.15% (dated 06/28/13, due 07/01/13, repurchase price $2,000,025, collateralized by Federal Home Loan Mortgage Corporation, 2.205%, due 12/05/22 total market value $2,034,703)	2,000,000	2,000,000
0.11% (dated 07/01/13, due 07/02/13, repurchase price $2,000,006, collateralized by Federal Home Loan Mortgage Association, 2.205%, due 12/02/22, total market value $2,034,703)	2,000,000	2,000,000
Morgan Stanley & Co. LLC
0.15% (dated 06/28/13, due 07/01/13, repurchase price $16,000,206, collateralized by U.S. Treasury Bond, 4.625%, due 02/15/40, total market value $16,940,048)	16,500,000	16,500,000
0.16% (dated 06/28/13, due 07/01/13, repurchase price $5,500,073, collateralized by Federal Home Loan Bank, 0.950%, due 01/25/18, total market value $5,616,862)	5,500,000	5,500,000
0.11% (dated 07/01/13, due 07/02/13, repurchase price $5,500,017, collateralized by Federal National Mortgage Association, 1.330%, due 10/24/19, total market value $5,679,076)	5,500,000	5,500,000

	Par	Value
TD Securities (USA) LLC
0.10% (dated 07/01/13, due 07/02/13, repurchase price $9,700,027, collateralized by U.S. Treasury Note, 1.500%, due 07/31/16, total market value $9,961,850)	$9,700,000	$9,700,000

Total Repurchase Agreements (Cost $73,700,000)		73,700,000

TOTAL INVESTMENTS — 114.9% (Cost $961,763,153)		953,919,786

	Notional Amount	Value
WRITTEN OPTIONS — (0.1)%
Call Swaptions — 0.0%
3-Month LIBOR, Strike Price
$1.80, Expires 07/29/13 (BAR)	$(500,000)	(2)
3-Month LIBOR, Strike Price
$1.80, Expires 07/29/13 (BAR)	(800,000)	(2)
3-Month LIBOR, Strike Price
$1.80, Expires 07/29/13 (GSC)	(1,800,000)	(6)
3-Month LIBOR, Strike Price
$1.80, Expires 07/29/13 (MSCS)	(2,200,000)	(7)

		(17)

Put Swaptions — (0.1)%
3-Month LIBOR, Strike Price
$1.25, Expires 09/03/13 (BAR)	(1,200,000)	(25,740)
3-Month LIBOR, Strike Price
$1.25, Expires 09/03/13 (DEUT)	(7,600,000)	(163,022)
3-Month LIBOR, Strike Price
$1.40, Expires 09/03/13 (CS)	(9,200,000)	(144,889)
3-Month LIBOR, Strike Price
$1.50, Expires 10/28/13 (RBS)	(34,400,000)	(609,107)
3-Month LIBOR, Strike Price
$2.50, Expires 09/21/15 (DEUT)	(8,000,000)	(309,770)
3-Month LIBOR, Strike Price
$2.65, Expires 07/29/13 (BAR)	(500,000)	(7,401)
3-Month LIBOR, Strike Price
$2.65, Expires 07/29/13 (MSCS)	(800,000)	(11,841)
3-Month LIBOR, Strike Price
$2.65, Expires 07/29/13 (GSC)	(1,800,000)	(26,643)
3-Month LIBOR, Strike Price
$2.65, Expires 07/29/13 (MSCS)	(2,200,000)	(32,564)
6-Month EURIBOR, Strike
Price $1.15, Expires 07/24/13 (BAR)	(1,900,000)	(80)
6-Month EURIBOR, Strike
Price $1.15, Expires 07/24/13 (CS)	(8,900,000)	(377)

See Notes to Financial Statements.

	Notional Amount	Value
6-Month EURIBOR, Strike
Price $1.70, Expires 07/24/13 (MLCS)	$(700,000)	$(379)
6-Month EURIBOR, Strike
Price $1.70, Expires 07/24/13 (RBS)	(1,600,000)	(865)
6-Month EURIBOR, Strike
Price $1.70, Expires 07/24/13 (DEUT)	(1,700,000)	(920)
6-Month EURIBOR, Strike
Price $1.70, Expires 07/24/13 (BAR)	(4,900,000)	(2,650)

		(1,336,248)

Total Written Options (Premiums received $(428,887))		(1,336,265)

	Par	Value
SECURITY SOLD SHORT — (0.1)%
U.S. Treasury Notes
1.63%, 11/15/22† (Cost $(597,252))	$(600,000)	(560,180)

TBA SALE COMMITMENTS — (3.9)%
Federal Home Loan Mortgage Corporation
5.50%, 07/01/39 TBA	(3,000,000)	(3,227,344)
Federal National Mortgage Association
2.50%, 07/01/27 TBA	(4,000,000)	(4,023,125)
3.00%, 07/16/27 TBA	(7,750,000)	(7,971,602)
2.00%, 06/01/28 TBA	(1,250,000)	(1,216,992)
5.50%, 07/01/37 TBA	(7,000,000)	(7,602,657)
3.50%, 07/01/41 TBA	(6,000,000)	(6,090,937)
3.00%, 07/01/42 TBA	(2,000,000)	(1,954,062)

Total TBA Sale Commitments (Cost $(32,133,340))		(32,086,719)

Liabilities in Excess of Other Assets — (10.8)%		(89,869,942)

NET ASSETS — 100.0%		$830,066,680

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	25.8
Mortgage-Backed Securities	21.9
Corporate Bonds	19.6
Money Market Funds	15.0
Foreign Bonds	12.7
Repurchase Agreements	8.9
Asset-Backed Securities	8.5
Agency Obligations	1.4
Municipal Bonds	1.1
Loan Agreements	— **
Purchased Option	— **
Swap Agreements	— **
Security Sold Short	(0.1)
Written Options	(0.1)
Futures Contracts	(0.4)
TBA Sale Commitments	(3.9)
Forward Foreign Currency Contracts	(6.8)

103.6

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at June 30, 2013:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Morgan Stanley ABS Capital I, 7.02% due 12/27/33	(0.54)%	12/27/33	MSCS	USD	$294,845	$13,319	$—	$13,319
Long Beach Mortgage Trust, 6.72% due 02/25/34	(0.49)%	02/25/34	BAR	USD	314,339	133,726	—	133,726
Specialty Underwriting & Residential Finance, 6.62% due 02/25/35	(0.59)%	02/25/35	BAR	USD	353,593	283,085	—	283,085

					$962,777	$430,130	$—	$430,130

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
General Electric Capital Corporation, 5.625% due 09/15/17	0.31%	1.00%	09/20/13	UBS	USD	$700,000	$1,437	$(2,261)	$3,698
Barclays Bank PLC, 1.551% due 10/27/15	1.41%	1.00%	12/20/17	GSC	EUR	1,200,000	(26,946)	(44,657)	17,711

						$1,900,000	$(25,509)	$(46,918)	$21,409

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX.NA.IG14 Index	(1.00)%	06/20/15	BAR	USD	$7,900,000	$(112,355)	$7,236	$(119,591)
Dow Jones CDX.NA.IG15 Index	(1.00)%	12/20/15	CME	USD	1,800,000	(27,999)	12,494	(40,493)
Dow Jones CDX.NA.IG16 Index	(1.00)%	06/20/16	CS	USD	400,000	(6,224)	6,567	(12,791)
Dow Jones iTraxx	(1.00)%	06/20/17	CITI	EUR	1,100,000	1,014	(2,971)	3,985
Dow Jones CDX.NA.IG9 Index	(0.80)%	12/20/17	CME	USD	16,552,800	84,450	737,323	(652,873)
CMBX.NA.AAA.4 Index	(0.35)%	02/17/51	GSC	USD	5,677,678	227,122	789,093	(561,971)

					$33,430,478	$166,008	$1,549,742	$(1,383,734)

See Notes to Financial Statements.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil CETIP Interbank Deposit	7.55%	01/02/15	GSC	BRL	$4,900,000	$(58,308)	$(9,552)	$(48,756)
Brazil CETIP Interbank Deposit	10.14%	01/02/15	HKSB	BRL	3,800,000	48,047	5,801	42,246
Brazil CETIP Interbank Deposit	8.08%	01/02/15	HKSB	BRL	3,200,000	(23,088)	5,571	(28,659)
Brazil CETIP Interbank Deposit	8.27%	01/02/15	MSCS	BRL	2,500,000	(18,626)	(4,372)	(14,254)
Brazil CETIP Interbank Deposit	8.56%	01/02/15	UBS	BRL	2,200,000	(12,564)	79	(12,643)
Brazil CETIP Interbank Deposit	7.62%	01/02/15	DEUT	BRL	1,100,000	(12,538)	(1,827)	(10,711)
Brazil CETIP Interbank Deposit	8.43%	01/02/15	DEUT	BRL	1,000,000	(3,657)	5,742	(9,399)
Brazil CETIP Interbank Deposit	7.92%	01/02/15	BAR	BRL	600,000	(5,716)	(59)	(5,657)
Brazil CETIP Interbank Deposit	9.93%	01/02/15	UBS	BRL	400,000	4,241	221	4,020
Brazil CETIP Interbank Deposit	8.83%	01/02/15	HKSB	BRL	200,000	6	338	(332)
Brazil CETIP Interbank Deposit	8.59%	01/02/17	BAR	BRL	15,800,000	(346,088)	23,703	(369,791)
Brazil CETIP Interbank Deposit	8.50%	01/02/17	CS	BRL	2,700,000	(61,660)	(1,965)	(59,695)
Brazil CETIP Interbank Deposit	8.94%	01/02/17	CS	BRL	2,400,000	(42,986)	(1,195)	(41,791)
Brazil CETIP Interbank Deposit	8.90%	01/02/17	UBS	BRL	2,100,000	(38,429)	(1,936)	(36,493)
Brazil CETIP Interbank Deposit	8.60%	01/02/17	DEUT	BRL	1,600,000	(34,758)	823	(35,581)
Brazil CETIP Interbank Deposit	8.59%	01/02/17	UBS	BRL	1,200,000	(27,423)	(1,257)	(26,166)
Brazil CETIP Interbank Deposit	8.49%	01/02/17	BNP	BRL	900,000	(19,697)	—	(19,697)
6-Month EURIBOR	2.00%	03/21/17	CME	EUR	3,600,000	205,315	106,493	98,822
6-Month BBR BBSW Index	5.50%	12/15/17	BAR	AUD	1,500,000	116,878	(4,493)	121,371
6-Month BBR BBSW Index	5.50%	12/15/17	DEUT	AUD	1,000,000	77,921	(2,666)	80,587
6-Month BBR BBSW Index	3.75%	03/15/18	CME	AUD	1,800,000	18,126	2,257	15,869
3-Month LIBOR	1.40%	03/20/18	CME	USD	14,000,000	(6,310)	(323,883)	317,573
6-Month BBR BBSW Index	3.75%	12/11/18	CITI	AUD	3,600,000	(1,829)	(8,057)	6,228
MXN-TIIE-Banxico	7.50%	06/02/21	UBS	MXN	300,000	1,773	803	970
6-Month BBR BBSW Index	3.75%	03/15/23	CME	AUD	3,500,000	(133,467)	(22,821)	(110,646)
6-Month BBR BBSW Index	4.25%	03/15/23	CME	AUD	200,000	(2)	1,093	(1,095)
6-Month BBR BBSW Index	4.00%	03/15/23	CME	AUD	100,000	(1,908)	(708)	(1,200)
6-Month EURIBOR	2.00%	09/18/23	GSC	EUR	800,000	6,465	(10,767)	17,232
6-Month BBR BBSW Index	4.25%	12/11/23	CME	AUD	1,300,000	(18,342)	8,852	(27,194)

					$78,300,000	$(388,624)	$(233,782)	$(154,842)

Total Swap agreements outstanding at June 30, 2013					$114,593,255	$182,005	$1,269,042	$(1,087,037)

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$11,742,252	$—	$11,742,252	$—
Asset-Backed Securities	70,620,856	—	58,689,599	11,931,257
Corporate Bonds	162,790,679	—	156,438,810	6,351,869
Foreign Bonds	105,028,809	—	104,034,519	994,290
Loan Agreement	209,761	—	209,761	—
Money Market Funds	124,786,155	124,786,155	—	—
Mortgage-Backed Securities	181,239,671	—	164,729,156	16,510,515
Municipal Bonds	9,239,902	—	9,239,902	—
Purchased Option	235,114	—	235,114	—
Repurchase Agreements	73,700,000	—	73,700,000	—
U.S. Treasury Obligations	214,326,587	—	214,326,587	—

Total Assets — Investments in Securities	$953,919,786	$124,786,155	$793,345,700	$35,787,931

Other Financial Instruments***
Forward Foreign Currency Contracts	$378,299	$—	$378,299	$—
Futures Contracts	1,048,320	1,048,320	—	—
Swap Agreements	182,005	—	182,005	—

Total Assets — Other Financial Instruments	$1,608,624	$1,048,320	$560,304	$—

Liabilities:
Investments in Securities:
Security Sold Short	$(560,180)	$—	$(560,180)	$—
TBA Sale Commitments	(32,086,719)	—	(32,086,719)	—
Written Options	(1,336,265)	—	(1,336,265)	—

Total Liabilities — Investments in Securities	$(33,983,164)	$—	$(33,983,164)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds and mortgage-backed securities are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

See Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Mortgage-Backed Securities
Balance, 12/31/12	$30,924,326	$4,445,836	$5,116,094	$1,455,253	$19,907,143
Accrued discounts/premiums	(23,507)	113	(16,239)	(4,115)	(3,266)
Realized gain (loss)(1)	(32,708)	(14,142)	(22,532)	(477)	4,443
Change in unrealized appreciation (depreciation)(2)	(1,106,122)	(289,874)	(8,083)	(125,423)	(682,742)
Purchases	17,470,325	11,051,977	2,899,500	—	3,518,848
Sales	(4,163,537)	(1,374,961)	(1,413,735)	(330,948)	(1,043,893)
Transfers in to Level 3(3)	133,439	133,439	—	—	—
Transfers out of Level 3(4)	(5,130,834)	(1,466,150)	—	—	(3,664,684)
Maturities	—	—	—	—	—
Paydowns	(2,283,451)	(554,981)	(203,136)	—	(1,525,334)

Balance, 06/30/13	$35,787,931	$11,931,257	$6,351,869	$994,290	$16,510,515

(1)	Realized gain (loss) from the sale of Level 3 securities can be found on the Statement of Operations in Net realized gain (loss) from investment securities.
(2)	Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on investment securities.
(3)

Transfers in to Level 3 represent the value of a security at June 30, 2013 that were transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(4)

Transfers out of Level 3 represent the value of securities at June 30, 2013 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 2.6%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$461,365
Federal Home Loan Bank
0.07%, 08/07/13	7,000,000	6,999,507
0.20%, 06/12/14	1,500,000	1,499,988
Federal Home Loan Mortgage Corporation
0.08%, 09/16/13	1,800,000	1,799,885
0.10%, 12/09/13‡‡	100,000	99,964
0.10%, 12/18/13‡‡	180,000	179,932
4.38%, 01/15/14(E)	400,000	530,758
0.11%, 01/21/14	1,800,000	1,799,082
0.11%, 02/04/14	1,500,000	1,499,092
2.38%, 01/13/22Δ	1,200,000	1,168,366
Federal National Mortgage Association
0.10%, 12/04/13	1,800,000	1,799,375
0.12%, 02/24/14‡‡	330,000	329,782
0.88%, 08/28/17Δ	500,000	490,590
0.00%, 10/09/19Ω†	150,000	126,195
6.25%, 05/15/29	500,000	651,750
6.63%, 11/15/30	1,170,000	1,592,244
Tennessee Valley Authority
5.25%, 09/15/39	350,000	395,263
4.63%, 09/15/60	200,000	193,037

Total Agency Obligations (Cost $21,617,340)		21,616,175

ASSET-BACKED SECURITIES — 2.7%
Access Group, Inc.
1.58%, 10/27/25†	1,077,782	1,086,935
Amortizing Residential Collateral Trust
0.88%, 01/01/32†	30,357	24,506
Asset-Backed Securities Corporation Home Equity Loan Trust
0.47%, 09/25/34†	168,113	166,950
Avis Budget Rental Car Funding AESOP LLC
3.15%, 03/20/17 144A	160,000	166,860
2.80%, 05/20/18 144A	550,000	567,143
1.92%, 09/20/19 144A	160,000	156,276
Bayview Financial Acquisition Trust
0.87%, 02/28/44†	252,635	246,822
Bear Stearns Asset-Backed Securities Trust
6.00%, 10/25/36	1,953,219	1,552,872
6.50%, 10/25/36	2,802,917	2,319,523
Brazos Higher Education Authority
0.38%, 09/25/23†	200,917	200,452
College Loan Corporation Trust
0.47%, 04/25/24†	500,000	469,578
0.37%, 10/25/25†	1,000,000	987,594
CWABS Revolving Home Equity Loan Trust
0.43%, 12/15/35†	379,632	303,318
CWHEQ Revolving Home Equity Loan Trust
0.33%, 07/15/36†	635,004	525,458
Education Funding Capital Trust IV
0.00%, 06/15/43Ω†	700,000	624,570

	Par	Value
EMC Mortgage Loan Trust
0.74%, 11/25/41 144A†	$61,465	$59,217
Financial Asset Securities Corporation AAA Trust
0.60%, 02/27/35 144A†	955,268	690,442
GMACM Home Equity Loan Trust
7.00%, 09/25/37	280,850	278,714
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	140,000	148,619
1.83%, 08/25/19 144A	210,000	201,800
Lehman XS Trust
0.49%, 11/25/35†	614,701	509,840
Nelnet Education Loan Funding, Inc.
1.09%, 02/25/39†	800,000	741,036
Panhandle-Plains Higher Education Authority, Inc.
1.40%, 10/01/35†	651,564	661,791
Provident Home Equity Loan Trust
0.73%, 08/25/31†	94,598	58,464
Residential Asset Mortgage Products, Inc.
0.67%, 03/25/34†	332,425	302,823
Residential Funding Securities LLC
0.64%, 06/25/33 144A†	45,692	45,390
Salomon Brothers Mortgage Securities VII, Inc.
0.67%, 03/25/28†	19,719	19,193
SLM Private Education Loan Trust
3.50%, 08/17/43 144A†@	1,027,605	971,068
3.44%, 05/16/44 144A†	1,164,445	1,204,793
SLM Student Loan Trust
1.78%, 04/25/23†	4,525,594	4,652,985
1.98%, 07/25/23†	1,100,000	1,136,442
0.56%, 12/15/25 144A†	400,000	396,079
0.40%, 01/25/27†	900,000	867,047
Structured Asset Investment Loan Trust
1.03%, 08/25/34†	434,744	415,279

Total Asset-Backed Securities (Cost $23,799,557)		22,759,879

CORPORATE BONDS — 20.3%
AbbVie, Inc.
1.75%, 11/06/17 144A	1,520,000	1,490,716
2.90%, 11/06/22 144A	320,000	299,848
Access Midstream Partners LP
5.88%, 04/15/21Δ	330,000	336,600
4.88%, 05/15/23	10,000	9,325
AES Corporation
4.88%, 05/15/23Δ	80,000	74,800
Ally Financial, Inc.
6.25%, 12/01/17	606,000	650,553
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	525,000	504,816
American Express Co.
6.80%, 09/01/66†	1,320,000	1,414,050

See Notes to Financial Statements.

	Par	Value
American Express Credit Corporation
5.13%, 08/25/14	$160,000	$167,739
American General Capital II
8.50%, 07/01/30	250,000	327,500
American Honda Finance Corporation
1.00%, 08/11/15 144A	480,000	481,027
American International Group, Inc.
2.38%, 08/24/15	175,000	177,853
5.60%, 10/18/16	600,000	669,175
5.45%, 05/18/17	125,000	138,035
8.25%, 08/15/18 144A	3,200,000	3,977,021
6.40%, 12/15/20	150,000	174,216
6.25%, 03/15/87	380,000	389,975
Anadarko Petroleum Corporation
6.38%, 09/15/17	110,000	126,616
ANZ Capital Trust II
5.36%, 11/29/49 144A	800,000	808,000
Apache Corporation
6.00%, 09/15/13	680,000	687,171
Apple, Inc.
1.00%, 05/03/18	375,000	360,534
2.40%, 05/03/23	1,735,000	1,612,625
Arch Coal, Inc.
7.25%, 06/15/21Δ	500,000	410,000
Arizona Public Service Co.
8.75%, 03/01/19	525,000	683,047
Ashland, Inc.
4.75%, 08/15/22 144AΔ	550,000	545,875
AT&T, Inc.
2.50%, 08/15/15	540,000	556,723
2.95%, 05/15/16Δ	825,000	862,717
5.50%, 02/01/18	590,000	675,509
4.45%, 05/15/21Δ	80,000	86,307
3.88%, 08/15/21	200,000	206,637
2.63%, 12/01/22	805,000	738,356
6.55%, 02/15/39	130,000	149,768
4.35%, 06/15/45	222,000	193,926
Avon Products, Inc.
4.60%, 03/15/20Δ	525,000	531,564
Axiall Corporation
4.88%, 05/15/23 144AΔ	50,000	47,687
Baker Hughes, Inc.
7.50%, 11/15/18	710,000	895,054
Ball Corporation
5.00%, 03/15/22	915,000	915,000
4.00%, 11/15/23	80,000	74,300
Bank of America Corporation
1.70%, 01/30/14†	900,000	905,083
0.54%, 10/14/16†Δ	1,700,000	1,665,461
3.88%, 03/22/17	130,000	136,271
6.00%, 09/01/17	325,000	364,649
5.75%, 12/01/17	2,340,000	2,603,173
5.65%, 05/01/18	950,000	1,056,557
5.88%, 01/05/21Δ	150,000	169,083
5.00%, 05/13/21	20,000	21,360
Barrick North America Finance LLC
4.40%, 05/30/21	610,000	546,264
Bear Stearns Cos. LLC
5.70%, 11/15/14Δ	1,000,000	1,065,648
6.40%, 10/02/17	1,200,000	1,385,441

	Par	Value
7.25%, 02/01/18	$675,000	$804,551
BellSouth Capital Funding Corporation
7.88%, 02/15/30Δ	12,000	14,909
BellSouth Corporation
6.88%, 10/15/31	1,000	1,137
Berkshire Hathaway, Inc.
3.20%, 02/11/15	280,000	291,352
Boeing Capital Corporation
4.70%, 10/27/19Δ	230,000	260,141
Boeing Co.
4.88%, 02/15/20Δ	300,000	342,935
6.63%, 02/15/38	210,000	269,241
Buckeye Partners LP
4.15%, 07/01/23Δ	275,000	268,101
Calpine Corporation
7.88%, 01/15/23 144A	700,000	756,000
Capital One Financial Corporation
1.00%, 11/06/15	325,000	320,777
Caterpillar Financial Services Corporation
6.20%, 09/30/13	450,000	456,292
CCO Holdings LLC
5.25%, 09/30/22	600,000	573,000
Cellco Partnership
8.50%, 11/15/18	520,000	676,134
Chesapeake Energy Corporation
6.13%, 02/15/21Δ	220,000	232,100
5.75%, 03/15/23Δ	70,000	71,050
Chevron Corporation
2.43%, 06/24/20Δ	40,000	39,835
3.19%, 06/24/23Δ	140,000	139,617
Chubb Corporation
6.38%, 03/29/67†	375,000	403,125
Cigna Corporation
2.75%, 11/15/16	225,000	233,676
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	325,781
Citigroup, Inc.
6.00%, 12/13/13	980,000	1,002,877
5.13%, 05/05/14	69,000	71,259
5.00%, 09/15/14Δ	1,420,000	1,476,134
6.01%, 01/15/15	150,000	160,248
5.50%, 02/15/17Δ	1,160,000	1,269,586
6.13%, 11/21/17	1,205,000	1,370,875
6.13%, 05/15/18	2,400,000	2,750,302
3.38%, 03/01/23Δ	175,000	167,748
3.50%, 05/15/23	410,000	368,984
6.88%, 03/05/38	330,000	401,469
5.35%, 04/29/49†	180,000	169,506
5.95%, 12/29/49†	200,000	199,270
Clean Harbors, Inc.
5.25%, 08/01/20	195,000	198,900
Cliffs Natural Resources, Inc.
3.95%, 01/15/18Δ	400,000	382,554
4.80%, 10/01/20Δ	170,000	153,465
4.88%, 04/01/21Δ	60,000	54,464
Comcast Corporation
5.70%, 05/15/18	1,250,000	1,458,521
Compass Bank
5.50%, 04/01/20	275,000	279,334

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
ConAgra Foods, Inc.
1.90%, 01/25/18Δ	$500,000	$492,074
Concho Resources, Inc.
5.50%, 10/01/22	260,000	258,700
5.50%, 04/01/23	30,000	29,700
ConocoPhillips Holding Co.
6.95%, 04/15/29Δ	420,000	536,338
Continental Airlines 1998-1 Class A Pass Through Trust
6.65%, 03/15/19	189,623	200,052
Continental Resources, Inc.
5.00%, 09/15/22	500,000	511,250
COX Communications, Inc.
5.45%, 12/15/14Δ	69,000	73,650
3.25%, 12/15/22 144A	300,000	282,813
Crown Americas LLC
4.50%, 01/15/23 144AΔ	550,000	521,125
Crown Castle International Corporation
5.25%, 01/15/23	425,000	409,594
CVS Caremark Corporation
2.75%, 12/01/22Δ	500,000	468,103
5.75%, 05/15/41	225,000	254,556
CVS Pass-Through Trust
6.94%, 01/10/30	777,290	916,947
D.R. Horton, Inc.
4.38%, 09/15/22	550,000	525,250
Daimler Finance North America LLC
6.50%, 11/15/13	100,000	102,101
0.89%, 03/28/14 144A†	3,400,000	3,410,458
1.30%, 07/31/15 144A	640,000	641,736
DDR Corporation REIT
4.63%, 07/15/22	400,000	404,961
Delta Air Lines 2007-1 Class A
Pass Through Trust
6.82%, 02/10/24	344,036	388,933
Devon Energy Corporation
3.25%, 05/15/22Δ	90,000	87,336
5.60%, 07/15/41	260,000	270,376
Devon Financing Corporation LLC
7.88%, 09/30/31	60,000	77,900
Discover Financial Services
3.85%, 11/21/22	425,000	399,884
DISH DBS Corporation
6.63%, 10/01/14	30,000	31,350
7.75%, 05/31/15Δ	200,000	217,500
5.88%, 07/15/22	360,000	367,200
DPL, Inc.
7.25%, 10/15/21	350,000	364,000
Eastman Chemical Co.
2.40%, 06/01/17	575,000	576,541
Eaton Corporation
1.50%, 11/02/17 144AΔ	180,000	174,911
2.75%, 11/02/22 144A	650,000	609,321
4.15%, 11/02/42 144A	200,000	180,165
Ecolab, Inc.
3.00%, 12/08/16	275,000	287,150
4.35%, 12/08/21	330,000	349,003
El Paso LLC
7.00%, 06/15/17	710,000	775,433
7.80%, 08/01/31Δ	750,000	795,886
El Paso Natural Gas Co. LLC
7.50%, 11/15/26Δ	300,000	361,601

	Par	Value
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21	$475,000	$512,007
Energy Transfer Partners LP
3.29%, 11/01/66 144A†@	700,000	633,500
Enterprise Products Operating LLC
5.25%, 01/31/20	10,000	11,192
3.35%, 03/15/23	800,000	771,418
6.13%, 10/15/39Δ	30,000	33,477
5.95%, 02/01/41	60,000	65,598
5.70%, 02/15/42Δ	370,000	393,236
4.85%, 03/15/44Δ	20,000	19,043
8.38%, 08/01/66†	475,000	529,987
7.03%, 01/15/68†	475,000	533,710
EOG Resources, Inc.
1.02%, 02/03/14†	3,500,000	3,512,971
Equinix, Inc.
7.00%, 07/15/21	975,000	1,061,531
ERP Operating LP REIT
4.63%, 12/15/21	250,000	265,266
Exelon Corporation
5.63%, 06/15/35	655,000	675,331
Express Scripts Holding, Co.
3.50%, 11/15/16	1,020,000	1,083,630
2.65%, 02/15/17Δ	250,000	254,782
Fifth Third Bancorp
3.63%, 01/25/16	175,000	184,855
First Niagara Financial Group, Inc.
6.75%, 03/19/20	250,000	290,044
FirstEnergy Corporation
2.75%, 03/15/18	120,000	116,952
4.25%, 03/15/23	570,000	530,626
7.38%, 11/15/31	770,000	814,116
Florida Power & Light Co.
3.80%, 12/15/42	525,000	472,306
Ford Motor Co.
4.75%, 01/15/43	450,000	398,066
Ford Motor Credit Co., LLC
1.37%, 08/28/14†	700,000	700,766
5.63%, 09/15/15Δ	3,100,000	3,338,455
8.00%, 12/15/16Δ	1,475,000	1,731,115
5.00%, 05/15/18	225,000	240,508
5.88%, 08/02/21	300,000	327,605
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 03/15/18 144AΔ	100,000	95,212
3.10%, 03/15/20 144A	230,000	212,908
3.55%, 03/01/22	510,000	464,107
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	250,000	272,500
Frontier Communications Corporation
8.50%, 04/15/20Δ	950,000	1,052,125
GE Capital Trust I
6.38%, 11/15/67†	321,000	333,439
General Electric Capital Corporation
1.63%, 07/02/15	1,170,000	1,184,258
6.00%, 08/07/19	1,850,000	2,150,516
4.38%, 09/16/20	330,000	349,885
5.88%, 01/14/38	150,000	165,671

See Notes to Financial Statements.

	Par	Value
General Electric Co.
0.85%, 10/09/15	$210,000	$209,919
General Motors Financial Co., Inc.
2.75%, 05/15/16 144A	90,000	88,706
3.25%, 05/15/18 144AΔ	70,000	68,250
4.25%, 05/15/23 144A	80,000	74,700
Genworth Holdings, Inc.
7.70%, 06/15/20	125,000	143,591
7.20%, 02/15/21	175,000	196,780
7.63%, 09/24/21Δ	225,000	261,878
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	441,178
Glencore Funding LLC
1.70%, 05/27/16 144A	225,000	218,338
2.50%, 01/15/19 144A	400,000	362,342
Goldman Sachs Capital II
4.00%, 06/01/43†	60,000	47,850
Goldman Sachs Group, Inc.
4.75%, 07/15/13	20,000	20,028
5.25%, 10/15/13	160,000	161,986
6.00%, 05/01/14	90,000	93,764
5.75%, 10/01/16Δ	1,900,000	2,115,120
5.95%, 01/18/18	1,000,000	1,119,964
6.00%, 06/15/20	460,000	517,610
5.25%, 07/27/21	110,000	117,883
6.25%, 02/01/41	550,000	624,210
HCA, Inc.
6.50%, 02/15/16Δ	686,000	740,880
7.88%, 02/15/20	125,000	134,922
7.69%, 06/15/25Δ	250,000	271,250
HCP, Inc. REIT
6.00%, 01/30/17	300,000	336,808
2.63%, 02/01/20	300,000	281,460
Hess Corporation
8.13%, 02/15/19	280,000	351,385
7.88%, 10/01/29	260,000	325,668
Hewlett-Packard Co.
3.00%, 09/15/16	300,000	308,315
2.60%, 09/15/17Δ	300,000	299,903
4.30%, 06/01/21Δ	124,000	121,445
HSBC USA, Inc.
2.38%, 02/13/15	1,700,000	1,737,886
Humana, Inc.
7.20%, 06/15/18	480,000	572,386
3.15%, 12/01/22	120,000	111,587
Hyundai Capital America
2.13%, 10/02/17 144A	130,000	125,808
ILFC E-Capital Trust II
6.25%, 12/21/65 144A†	280,000	256,200
ING US, Inc.
2.90%, 02/15/18 144AΔ	60,000	60,367
International Lease Finance Corporation
6.50%, 09/01/14 144A	240,000	250,800
6.75%, 09/01/16 144A	840,000	911,400
8.63%, 01/15/22	250,000	288,750
John Deere Capital Corporation
2.25%, 04/17/19	160,000	160,018
1.70%, 01/15/20Δ	80,000	75,777
JPMorgan Chase & Co.
5.15%, 10/01/15	1,890,000	2,043,086
1.10%, 10/15/15	750,000	745,842
6.30%, 04/23/19	800,000	930,509

	Par	Value
4.40%, 07/22/20	$230,000	$240,882
4.35%, 08/15/21Δ	70,000	73,047
3.25%, 09/23/22	275,000	261,599
3.38%, 05/01/23	430,000	401,222
Kerr-McGee Corporation
6.95%, 07/01/24	420,000	503,088
7.88%, 09/15/31	490,000	613,418
Kimberly-Clark Corporation
3.70%, 06/01/43	500,000	450,374
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	200,000	203,804
6.00%, 02/01/17	250,000	281,795
Kraft Foods Group, Inc.
5.38%, 02/10/20	403,000	455,213
3.50%, 06/06/22	380,000	377,021
Kroger Co.
6.15%, 01/15/20	360,000	419,547
Lehman Escrow Bonds
0.00%, 07/19/17+Ω†#	150,000	—
6.75%, 12/28/47+Ω†#	140,000	—
0.00%, 11/30/49+Ω†#	2,330,000	—
6.75%, 12/31/99+Ω†#	3,200,000	—
Lehman Escrow Bonds
5.63%, 12/31/99Ω†#	2,300,000	566,375
6.63%, 12/31/99Ω†#	200,000	49,250
Liberty Property LP REIT
4.75%, 10/01/20Δ	575,000	606,345
M&T Bank Corporation
6.88%, 12/29/49 144A	750,000	780,992
MarkWest Energy Partners LP
6.25%, 06/15/22	190,000	196,650
4.50%, 07/15/23	575,000	529,000
MDC Holdings, Inc.
5.63%, 02/01/20	325,000	346,149
6.00%, 01/15/43Δ	225,000	209,690
Medtronic, Inc.
4.45%, 03/15/20	300,000	327,103
Merrill Lynch & Co., Inc.
6.05%, 05/16/16	275,000	297,969
5.70%, 05/02/17	1,100,000	1,185,679
MetLife Capital Trust IV
7.88%, 12/15/67 144A	300,000	358,772
MetLife, Inc.
4.75%, 02/08/21	270,000	294,722
6.40%, 12/15/66	50,000	51,437
MetroPCS Wireless, Inc.
6.25%, 04/01/21 144A	150,000	153,187
6.63%, 04/01/23 144A	150,000	153,187
MidAmerican Energy Holdings Co.
6.50%, 09/15/37	70,000	83,397
Mondelez International, Inc.
5.38%, 02/10/20	492,000	552,630
6.50%, 02/09/40	300,000	359,173
Morgan Stanley
0.73%, 10/18/16†	340,000	329,410
4.75%, 03/22/17	60,000	63,694
6.25%, 08/28/17	350,000	390,643
6.63%, 04/01/18	1,400,000	1,588,474
Mylan, Inc.
7.88%, 07/15/20 144A	400,000	461,800
NBCUniversal Media LLC
2.88%, 01/15/23	750,000	713,845

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
NCUA Guaranteed Notes
3.00%, 06/12/19	$300,000	$313,773
NetApp, Inc.
2.00%, 12/15/17	375,000	365,637
Nielsen Finance LLC
4.50%, 10/01/20 144AΔ	425,000	410,125
NIKE, Inc.
3.63%, 05/01/43	375,000	333,123
Noble Energy, Inc.
4.15%, 12/15/21	620,000	641,296
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40 144A	500,000	564,887
NV Energy, Inc.
6.25%, 11/15/20	325,000	382,403
Occidental Petroleum Corporation
3.13%, 02/15/22	310,000	300,886
2.70%, 02/15/23Δ	360,000	332,929
Oracle Corporation
1.20%, 10/15/17	470,000	456,948
Overseas Private Investment Corporation
0.00%, 11/18/13Ω†	3,500,000	3,561,827
Pacific Gas & Electric Co.
8.25%, 10/15/18	130,000	167,835
6.05%, 03/01/34	40,000	46,782
5.80%, 03/01/37	250,000	284,647
Patrons’ Legacy
5.65%, 07/10/58 144A	1,123,374	1,097,941
Peabody Energy Corporation
7.88%, 11/01/26	1,100,000	1,116,500
Pemex Project Funding Master Trust
6.63%, 06/15/35	159,000	167,745
Penske Truck Leasing Co. LP
2.88%, 07/17/18 144A	575,000	581,396
PepsiCo, Inc.
0.70%, 08/13/15	520,000	520,139
7.90%, 11/01/18	140,000	179,518
Pfizer, Inc.
7.20%, 03/15/39	600,000	806,685
Pricoa Global Funding I
0.48%, 09/27/13 144A†	1,700,000	1,700,476
Principal Financial Group, Inc.
3.13%, 05/15/23Δ	350,000	330,612
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,858,902
Progress Energy, Inc.
7.75%, 03/01/31Δ	350,000	454,100
PVH Corporation
4.50%, 12/15/22Δ	535,000	516,275
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	484,000	513,325
QEP Resources, Inc.
5.25%, 05/01/23Δ	80,000	78,400
Range Resources Corporation
5.00%, 03/15/23	150,000	147,375
Raytheon Co.
3.13%, 10/15/20	200,000	201,577
Regency Energy Partners LP
4.50%, 11/01/23 144A	310,000	281,325

	Par	Value
Rensselaer Polytechnic Institute
5.60%, 09/01/20	$675,000	$751,339
Reynolds Group Issuer, Inc.
7.13%, 04/15/19	500,000	530,625
Roche Holdings, Inc.
6.00%, 03/01/19 144AΔ	330,000	394,498
Rock Tenn Co.
3.50%, 03/01/20	150,000	146,994
4.00%, 03/01/23	70,000	67,581
Rockwood Specialties Group, Inc.
4.63%, 10/15/20	550,000	554,812
Roper Industries, Inc.
2.05%, 10/01/18	450,000	441,900
Rowan Cos., Inc.
4.88%, 06/01/22	175,000	180,893
Safeway, Inc.
4.75%, 12/01/21Δ	110,000	112,265
Santander Holdings USA, Inc.
3.00%, 09/24/15	300,000	307,765
Service Corporation International
7.63%, 10/01/18	90,000	103,050
7.50%, 04/01/27	200,000	219,500
Simon Property Group LP REIT
10.35%, 04/01/19	750,000	1,039,899
SLM Corporation
3.88%, 09/10/15	480,000	486,025
Southern Copper Corporation
5.25%, 11/08/42	660,000	544,882
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	532,565
Sprint Capital Corporation
6.88%, 11/15/28	40,000	38,600
8.75%, 03/15/32	120,000	132,600
Sprint Nextel Corporation
9.00%, 11/15/18 144A	80,000	93,800
7.00%, 08/15/20	40,000	42,400
State Street Corporation
4.96%, 03/15/18	530,000	584,541
SunTrust Banks, Inc.
3.60%, 04/15/16	300,000	317,788
SunTrust Preferred Capital I
4.00%, 06/29/49†	357,000	310,590
Superior Energy Services, Inc.
7.13%, 12/15/21	80,000	86,800
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	661,694
Tenet Healthcare Corporation
9.25%, 02/01/15Δ	1,262,000	1,370,847
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	250,000	298,487
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21	160,000	157,194
Time Warner Cable, Inc.
8.75%, 02/14/19	560,000	688,174
4.13%, 02/15/21Δ	70,000	68,748
5.88%, 11/15/40	220,000	202,185
Time Warner, Inc.
4.70%, 01/15/21	10,000	10,718
7.70%, 05/01/32	180,000	229,483
6.10%, 07/15/40	140,000	153,380

See Notes to Financial Statements.

	Par	Value
6.25%, 03/29/41	$40,000	$44,288
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	460,863
Toyota Motor Credit Corporation
1.25%, 10/05/17	520,000	505,457
Transatlantic Holdings, Inc.
8.00%, 11/30/39	200,000	261,658
Union Bank NA
1.22%, 06/06/14†	2,600,000	2,616,221
2.13%, 06/16/17	700,000	699,926
United Airline 1995 Pass Through Trust A
9.56%, 10/19/18@	128,319	38,496
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	120,910	139,047
United Technologies Corporation
4.50%, 06/01/42	250,000	247,514
UnitedHealth Group, Inc.
1.63%, 03/15/19	170,000	164,542
Univision Communications, Inc.
6.75%, 09/15/22 144A	370,000	390,350
Verizon Communications, Inc.
6.35%, 04/01/19Δ	90,000	106,905
3.50%, 11/01/21Δ	190,000	191,180
2.45%, 11/01/22	10,000	9,086
6.00%, 04/01/41	100,000	112,597
3.85%, 11/01/42Δ	210,000	174,955
Vesey Street Investment Trust I
4.40%, 09/01/16 STEP	160,000	170,509
Wachovia Bank NA
6.60%, 01/15/38	275,000	337,150
Wachovia Capital Trust III
5.57%, 03/29/49†Δ	580,000	569,850
Wachovia Corporation
5.25%, 08/01/14	1,850,000	1,932,891
5.63%, 10/15/16Δ	250,000	281,205
Walgreen Co.
1.80%, 09/15/17	300,000	296,544
Walt Disney Co.
3.70%, 12/01/42Δ	233,000	205,809
Waste Management, Inc.
7.38%, 05/15/29	140,000	173,966
WEA Finance LLC
7.13%, 04/15/18 144A	400,000	475,194
WellPoint, Inc.
1.25%, 09/10/15	110,000	110,243
5.88%, 06/15/17	720,000	818,762
Wells Fargo & Co.
3.68%, 06/15/16 STEP	290,000	310,059
4.60%, 04/01/21Δ	70,000	76,405
3.45%, 02/13/23Δ	280,000	267,950
Wells Fargo Capital X
5.95%, 12/01/86	200,000	199,000
Williams Cos., Inc.
7.50%, 01/15/31	10,000	11,422
7.75%, 06/15/31	25,000	29,274
8.75%, 03/15/32	451,000	573,549
WPX Energy, Inc.
6.00%, 01/15/22	130,000	131,950

	Par	Value
Xylem, Inc.
3.55%, 09/20/16	$350,000	$367,785

Total Corporate Bonds (Cost $162,908,919)		170,259,262

FOREIGN BONDS — 13.4%
Australia — 0.7%
Australia Government Bond
5.50%, 12/15/13(A)	400,000	370,740
5.75%, 05/15/21(A)	1,800,000	1,889,946
BHP Billiton Finance (USA), Ltd.
3.25%, 11/21/21	940,000	920,803
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	440,000	457,172
1.25%, 09/18/15	570,000	573,675
5.00%, 10/15/19 144A	50,000	56,027
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†@	525,000	525,000
Rio Tinto Finance USA, Ltd.
2.50%, 05/20/16	30,000	30,868
3.50%, 11/02/20	770,000	767,348
4.13%, 05/20/21	110,000	112,011
3.75%, 09/20/21	90,000	89,035

		5,792,625

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34Δ	175,000	219,590
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	150,000	163,849
Weatherford International, Ltd.
9.63%, 03/01/19	265,000	335,399

		718,838

Canada — 0.5%
Barrick Gold Corporation
3.85%, 04/01/22Δ	130,000	109,581
4.10%, 05/01/23 144A	450,000	376,685
Nexen, Inc.
6.40%, 05/15/37	225,000	245,324
7.50%, 07/30/39	250,000	306,289
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20	110,000	121,910
PTTEP Canada International Finance, Ltd.
5.69%, 04/05/21 144A	320,000	343,600
Rogers Communications, Inc.
6.38%, 03/01/14Δ	90,000	93,376
6.75%, 03/15/15	10,000	10,971
TransCanada PipeLines, Ltd.
6.35%, 05/15/67†	400,000	417,492
Videotron, Ltd.
5.00%, 07/15/22	525,000	514,500
Xstrata Finance Canada, Ltd.
2.05%, 10/23/15 144A	390,000	390,342
5.80%, 11/15/16 144A	80,000	87,336
2.70%, 10/25/17 144A	1,140,000	1,106,671

		4,124,077

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Cayman Islands — 0.6%
Petrobras International Finance Co.
3.88%, 01/27/16Δ	$250,000	$258,457
6.13%, 10/06/16Δ	271,000	297,610
5.75%, 01/20/20	235,000	245,664
5.38%, 01/27/21	990,000	999,597
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 12/29/49 144A†Δ	325,000	346,938
Transocean, Inc.
5.05%, 12/15/16	130,000	141,478
6.50%, 11/15/20	650,000	732,732
6.38%, 12/15/21	270,000	303,974
Vale Overseas, Ltd.
4.38%, 01/11/22Δ	932,000	889,906
8.25%, 01/17/34Δ	80,000	94,353
6.88%, 11/21/36Δ	511,000	519,936

		4,830,645

Chile — 0.1%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22Δ	240,000	239,567
Chile Government International Bond
3.63%, 10/30/42Δ	460,000	381,800
Corporacion Nacional del Cobre de Chile
4.75%, 10/15/14 144A	210,000	218,286

		839,653

Colombia — 0.0%
Colombia Government International Bond
4.38%, 07/12/21	341,000	356,004

France — 0.3%
Banque PSA Finance SA
2.18%, 04/04/14 144A†@	800,000	793,159
BNP Paribas SA
2.38%, 09/14/17Δ	350,000	346,844
Compagnie Generale de Geophysique - Veritas
9.50%, 05/15/16Δ	250,000	262,188
7.75%, 05/15/17	155,000	158,100
Credit Agricole SA
8.38%, 10/29/49 144A†	870,000	925,462

		2,485,753

Germany — 1.7%
Bundesschatzanweisungen
0.75%, 09/13/13(E)	9,000,000	11,731,103
State of North Rhine-Westphalia
1.63%, 09/17/14	2,500,000	2,535,430

		14,266,533

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16+ 144A#Δ	1,000,000	10
7.45%, 03/29/49+ 144A#	100,000	1
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	350,000	3

		14

	Par	Value
India — 0.4%
ICICI Bank, Ltd.
2.02%, 02/24/14 144A†	$3,400,000	$3,407,222

Indonesia — 0.1%
Indonesia Government International Bond
8.50%, 10/12/35	230,000	304,175
7.75%, 01/17/38	490,000	607,600

		911,775

Ireland — 0.1%
MTS International Funding, Ltd.
5.00%, 05/30/23 144A	200,000	192,500
Rosneft Oil Co. via Rosneft International Finance, Ltd.
4.20%, 03/06/22 144A	320,000	297,280
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
6.49%, 02/02/16 144A	230,000	240,925
7.75%, 02/02/21 144A	200,000	213,750

		944,455

Israel — 0.3%
Israel Government AID Bond
5.50%, 09/18/23	1,200,000	1,454,622
5.50%, 12/04/23Δ	100,000	120,701
5.50%, 04/26/24	500,000	608,838

		2,184,161

Italy — 0.4%
Intesa Sanpaolo SpA
2.67%, 02/24/14 144A†	2,500,000	2,509,585
3.63%, 08/12/15 144A	290,000	290,798
3.88%, 01/16/18	775,000	744,926

		3,545,309

Japan — 0.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144A	330,000	345,060
Mizuho Corporate Bank, Ltd.
2.95%, 10/17/22 144AΔ	600,000	551,357
Resona Bank, Ltd.
5.85%, 09/29/49 144A†@Δ	250,000	267,989
Softbank Corporation
4.50%, 04/15/20 144A	660,000	636,240
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	330,000	343,918

		2,144,564

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	260,000	263,963

Luxembourg — 0.5%
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19	290,000	350,900
6.51%, 03/07/22Δ	110,000	116,875
6.51%, 03/07/22 144A	3,100,000	3,293,750
Intelsat Jackson Holdings SA
7.50%, 04/01/21	500,000	527,500

See Notes to Financial Statements.

	Par	Value
TNK-BP Finance SA
7.25%, 02/02/20Δ	$190,000	$213,512

		4,502,537

Mexico — 1.1%
America Movil SAB de CV
5.63%, 11/15/17Δ	270,000	307,836
5.00%, 03/30/20	240,000	258,789
Mexican Bonos
8.00%, 06/11/20(M)	32,757,000	2,896,605
6.50%, 06/09/22(M)	35,244,700	2,872,603
7.50%, 06/03/27(M)	1,272,200	110,209
8.50%, 05/31/29(M)	964,000	88,866
7.75%, 05/29/31(M)	19,600	1,679
10.00%, 11/20/36(M)	1,361,600	140,203
8.50%, 11/18/38(M)	192,800	17,406
7.75%, 11/13/42(M)	8,928,400	745,563
Mexico Government International Bond
6.05%, 01/11/40Δ	134,000	146,730
4.75%, 03/08/44Δ	1,578,000	1,412,310
Petroleos Mexicanos
5.50%, 01/21/21	370,000	395,900

		9,394,699

Netherlands — 0.9%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	161,000	167,173
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/21	2,000,000	2,113,190
11.00%, 12/29/49 144A†	487,000	628,464
Deutsche Telekom International Finance BV
5.75%, 03/23/16	510,000	567,312
ING Bank NV
3.90%, 03/19/14 144A	200,000	204,977
2.00%, 09/25/15 144A	725,000	731,545
Lukoil International Finance BV
6.66%, 06/07/22	500,000	546,250
Shell International Finance BV
4.38%, 03/25/20Δ	700,000	779,265
Volkswagen International Finance NV
1.02%, 03/21/14 144A†	100,000	100,411
0.88%, 04/01/14 144A†	1,500,000	1,503,420

		7,342,007

New Zealand — 0.0%
ANZ National International, Ltd.
1.85%, 10/15/15 144A	220,000	223,224

Norway — 0.5%
DNB Boligkreditt AS
2.10%, 10/14/16 144AΔ	1,300,000	1,334,840
Kommunalbanken AS
1.00%, 09/26/17 144A	500,000	490,520
Sparebank 1 Boligkreditt AS
2.63%, 05/26/17 144A	1,400,000	1,453,831
2.30%, 06/30/18 144A	700,000	714,699

		3,993,890

	Par	Value
Russia — 0.0%
Russian Foreign Bond
4.50%, 04/04/22 144AΔ	$200,000	$204,774

Singapore — 0.0%
Temasek Financial I, Ltd.
2.38%, 01/23/23 144A	330,000	293,968

Slovenia — 0.1%
Slovenia Government International Bond
5.50%, 10/26/22Δ	210,000	193,725
5.50%, 10/26/22 144A	310,000	285,975

		479,700

South Korea — 0.5%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	241,151
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144AΔ	3,400,000	3,606,737

		3,847,888

Spain — 0.3%
BBVA US Senior SA Unipersonal
3.25%, 05/16/14	560,000	565,146
4.66%, 10/09/15	460,000	474,110
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	400,000	403,895
3.78%, 10/07/15 144A	100,000	101,984
Telefonica Emisiones SA Unipersonal
6.42%, 06/20/16	90,000	99,042
6.22%, 07/03/17	20,000	21,860
3.19%, 04/27/18	350,000	339,387
5.88%, 07/15/19	70,000	75,744
5.13%, 04/27/20	140,000	143,864
5.46%, 02/16/21	200,000	206,689

		2,431,721

Supranational — 0.0%
Inter-American Development Bank
1.00%, 02/27/18	400,000	386,722

Sweden — 1.1%
Nordea Bank AB
1.18%, 01/14/14 144A†	3,400,000	3,416,327
3.70%, 11/13/14 144A	200,000	207,449
4.88%, 05/13/21 144A	640,000	657,836
Stadshypotek AB
1.45%, 09/30/13 144AΔ	4,000,000	4,011,044
1.88%, 10/02/19 144A	900,000	861,927
Swedbank Hypotek AB
0.73%, 03/28/14 144A†	200,000	200,320

		9,354,903

Switzerland — 0.1%
UBS AG
2.25%, 01/28/14	413,000	417,033

United Kingdom — 2.1%
Abbey National Treasury Services PLC
3.88%, 11/10/14 144A	2,900,000	2,987,220
2.11%, 02/16/16(U)†	200,000	311,340

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Bank of Scotland PLC
5.25%, 02/21/17 144AΔ	$100,000	$112,870
Barclays Bank PLC
1.32%, 01/13/14†Δ	2,800,000	2,813,502
6.05%, 12/04/17 144A@Δ	755,000	819,882
BP Capital Markets PLC
5.25%, 11/07/13	940,000	955,719
3.88%, 03/10/15Δ	310,000	325,732
3.20%, 03/11/16	275,000	289,138
4.50%, 10/01/20	725,000	787,766
3.56%, 11/01/21Δ	50,000	50,003
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	350,000	336,604
HSBC Holdings PLC
6.80%, 06/01/38	250,000	288,462
Lloyds TSB Bank PLC
12.00%, 12/29/49 144A†	3,200,000	4,302,259
Northern Rock Asset Management PLC
5.63%, 06/22/17 144A	1,400,000	1,595,748
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	40,000	40,910
2.55%, 09/18/15Δ	560,000	569,690
6.40%, 10/21/19Δ	160,000	178,008
7.64%, 03/29/49†Δ	200,000	181,000
Standard Chartered PLC
5.50%, 11/18/14 144A@	250,000	263,625
3.95%, 01/11/23 144A	375,000	349,521
WPP Finance UK
8.00%, 09/15/14	336,000	362,720

		17,921,719

Venezuela — 0.1%
Venezuela Government International Bond
12.75%, 08/23/22	140,000	144,200
8.25%, 10/13/24	50,000	39,000
9.25%, 09/15/27Δ	520,000	442,000

		625,200

Virgin Islands (British) — 0.5%
Gerdau Trade, Inc.
5.75%, 01/30/21 144AΔ	4,000,000	3,960,000
Sinopec Group Overseas Development 2012, Ltd.
2.75%, 05/17/17 144A	230,000	231,812

		4,191,812

Total Foreign Bonds (Cost $112,132,160)		112,427,388

LOAN AGREEMENTS — 0.1%
Dell, Inc. Bridge Tl 1L
5.00%, 11/06/13Ω†@	600,000	597,000
Dell, Inc. Bridge Tl 2L
6.25%, 11/06/13Ω†@	400,000	398,000

Total Loan Agreements (Cost $995,000)		995,000

MORTGAGE-BACKED SECURITIES — 34.2%
ABN Amro Mortgage Corporation
6.66%, 06/25/33 IOΩ†	3,180	24
Aire Valley Mortgages PLC
0.49%, 09/20/66 144A†	152,888	139,078

	Par	Value
0.51%, 09/20/66 144A†	$365,922	$339,576
0.61%, 09/20/66†	426,113	400,717
Alternative Loan Trust
5.50%, 10/25/33	95,413	100,724
0.51%, 11/20/35†	838,327	623,216
0.53%, 11/20/35†	1,609,814	1,175,064
0.46%, 01/25/36†	474,674	405,509
0.38%, 09/25/46†	1,076,532	749,929
American Home Mortgage Assets Trust
1.10%, 11/25/46†	1,152,164	632,850
Banc of America Commercial Mortgage Trust
5.89%, 07/10/44†	900,000	998,194
5.95%, 05/10/45†	30,000	32,589
5.42%, 09/10/45†	117,000	125,679
5.80%, 04/10/49†	75,000	82,428
Banc of America Mortgage 2004-F Trust
2.66%, 07/25/34†	178,665	177,558
Banc of America Re-REMIC Trust
5.67%, 02/17/51 144A†	100,000	111,245
Bear Stearns Adjustable Rate Mortgage Trust
2.68%, 02/25/33†	28,501	28,637
5.23%, 05/25/34†	82,730	79,097
2.60%, 03/25/35†	831,601	819,606
Bear Stearns Alt-A Trust
2.71%, 05/25/35†	474,937	469,235
Bear Stearns Commercial Mortgage Securities Trust
5.90%, 06/11/40†	110,000	122,169
5.92%, 06/11/50†	120,000	133,693
Bear Stearns Structured Products, Inc. Trust
2.64%, 01/26/36†	1,181,003	890,349
Berica ABS Srl
0.52%, 12/30/55(E)†	2,200,000	2,716,141
CHL Mortgage Pass-Through Trust
2.88%, 02/19/34†	873,862	856,746
0.43%, 03/25/36†	341,078	273,924
Citigroup Global/Royal Bank of Scotland PLC
3.37%, 03/01/35+	100,000	95,896
COBALT CMBS Commercial Mortgage Trust
5.53%, 04/15/47†	60,000	65,942
COMM 2006-C8 Mortgage Trust
5.31%, 12/10/46	500,000	551,610
Commercial Mortgage Pass-Through Certificates
5.38%, 02/15/40	1,550,000	1,668,017
2.82%, 11/15/45	30,000	27,859
5.62%, 01/15/49†	203,000	215,647
Commercial Mortgage Trust
6.06%, 07/10/38†	177,000	193,399
Credit Suisse First Boston Mortgage Securities Corporation
0.00%, 07/25/33 IOΩ†	116,651	—
6.36%, 07/25/33 IOΩ†	25,010	1,322
0.00%, 08/25/33 IOΩ†	142,473	—

See Notes to Financial Statements.

	Par	Value
DBUBS 2011-LC3 Mortgage Trust
0.00%, 08/10/44 IO 144AΩ†	$1,267,496	$50,853
Extended Stay America Trust
2.96%, 12/05/31 144A	100,000	97,056
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	2,187	2,248
7.00%, 04/01/15	4,525	4,651
7.00%, 12/01/15	4,278	4,312
8.50%, 06/01/18	2,624	2,854
4.50%, 09/01/18	8,394	8,814
8.00%, 08/01/24	1,970	2,268
4.00%, 10/01/25	730,951	766,134
7.50%, 11/01/29	7,074	8,424
7.50%, 12/01/29	11,194	13,322
7.50%, 02/01/31	23,587	26,624
2.36%, 07/01/31†	25,721	26,079
2.36%, 08/01/31†	3,302	3,321
7.50%, 11/01/31	9,525	9,681
2.73%, 04/01/32†	2,884	3,083
5.00%, 10/01/33	12,039	12,931
2.49%, 03/01/34†	4,048	4,316
5.00%, 12/01/34	30,677	32,877
5.50%, 05/01/35	549,713	595,296
5.00%, 07/01/35	15,452	16,560
5.00%, 08/01/35	209,296	223,816
5.00%, 11/01/35	579,404	619,600
5.50%, 11/01/35	105,475	113,966
5.00%, 12/01/35	39,146	43,325
5.50%, 01/01/36	64,339	69,695
6.00%, 02/01/36	791,598	868,274
3.12%, 01/01/37†	673,678	713,288
5.00%, 02/01/37	89,112	95,004
5.50%, 07/01/37	143,220	154,386
2.30%, 09/01/37†	60,942	64,435
5.00%, 03/01/38	12,335	13,162
5.50%, 04/01/38	43,756	47,007
5.00%, 12/01/38	3,116	3,322
5.00%, 02/01/39	6,317	6,734
4.50%, 06/01/39	369,294	388,823
6.50%, 09/01/39	147,711	166,151
4.50%, 03/01/41	12,082	12,759
5.00%, 06/01/41	15,753	16,986
4.00%, 10/01/42	98,288	103,030
3.50%, 11/01/42	791,316	793,682
3.50%, 12/01/42	99,093	99,391
3.50%, 01/01/43	595,252	597,033
3.50%, 02/01/43	397,492	398,685
3.50%, 04/01/43	198,698	200,036
7.00%, 04/01/43	92,552	105,822
3.50%, 05/01/43	792,900	805,629
4.00%, 05/01/43	99,867	105,438
4.00%, 06/01/43	100,000	105,578
4.00%, 07/01/43	400,000	422,064
Federal Home Loan Mortgage Corporation REMIC
0.00%, 04/15/22 POΩ†	9,737	9,479
0.00%, 09/15/31 IOΩ†	894,387	113,352
6.00%, 05/15/36	763,986	829,918
0.69%, 06/15/37†	682,017	687,455
0.00%, 07/15/37 IOΩ†	3,561,276	545,021

	Par	Value
0.00%, 04/15/39 IOΩ†	$751,239	$154,081
0.00%, 09/15/39 IOΩ†	368,991	78,260
0.00%, 01/15/40 IOΩ†	896,307	119,137
0.00%, 05/15/40 IOΩ†	298,671	72,245
0.00%, 10/15/41 IOΩ†	454,428	114,092
0.00%, 11/15/41 IOΩ†	444,661	99,200
0.00%, 06/15/42 IOΩ†	378,692	88,502
0.00%, 07/15/42 IOΩ†	94,680	23,455
0.00%, 08/15/42 IOΩ†	568,433	132,565
0.00%, 10/15/42 IOΩ†	863,632	204,671
0.00%, 11/15/42 IOΩ†	291,547	74,318
0.00%, 12/15/42 IOΩ†	196,150	52,234
0.00%, 01/15/43 IOΩ†	390,742	89,020
0.00%, 05/15/43 IOΩ†	498,469	133,374
Federal Home Loan Mortgage Corporation STRIP
0.00%, 12/15/27 IOΩ†@	811,546	84,515
Federal Housing Administration
8.70%, 10/01/18	58,816	60,309
Federal National Mortgage Association
8.00%, 06/01/15	7,655	7,909
8.00%, 07/01/15	4,334	4,352
8.00%, 09/01/15	7,295	7,620
3.07%, 12/01/17	959,052	1,014,847
5.00%, 12/01/17	20,921	22,324
2.80%, 03/01/18	573,774	599,684
3.74%, 05/01/18	1,360,243	1,471,898
3.84%, 05/01/18	420,000	457,139
4.51%, 06/01/19	1,000,000	1,096,204
3.42%, 10/01/20	289,414	304,505
3.63%, 12/01/20	193,155	205,008
4.37%, 06/01/21	693,485	763,535
9.50%, 05/01/22	1,332	1,494
2.21%, 07/01/22†	7,155	7,193
5.50%, 09/01/23	163,549	176,125
5.50%, 10/01/23	32,291	34,862
9.50%, 07/01/24	2,441	2,760
5.50%, 05/01/25	1,001,892	1,061,389
3.50%, 07/01/26 TBA	4,000,000	4,166,250
2.22%, 07/01/27†	20,880	21,490
2.50%, 07/01/27 TBA	7,000,000	7,040,468
3.00%, 07/16/27 TBA	2,000,000	2,057,188
2.27%, 08/01/27†	40,428	43,040
2.50%, 10/01/27	3,676,862	3,702,812
2.22%, 11/01/27†	29,328	30,193
2.50%, 12/01/27	942,234	948,884
5.50%, 04/01/29	181	198
2.76%, 02/01/30†	119,546	128,058
2.51%, 06/01/30†	17,183	17,432
8.00%, 10/01/30	27,835	33,549
2.68%, 12/01/30†	6,483	6,947
2.22%, 01/01/31†	7,235	7,280
4.50%, 04/01/31	185,863	196,859
2.32%, 05/01/31†	15,500	15,821
4.50%, 05/01/31	616,757	660,281
4.50%, 06/01/31	186,027	199,163
4.50%, 11/01/31	246,782	262,639
6.00%, 11/01/31	5,415	5,964
4.50%, 12/01/31	336,450	358,480
6.00%, 01/01/32	67,282	74,119
6.00%, 03/01/32	20,440	22,502
6.00%, 04/01/32	265,262	292,192
2.22%, 06/01/32†	8,756	8,952

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.21%, 08/01/32†	$17,733	$18,650
2.25%, 02/01/33†	2,909	2,936
2.21%, 05/01/33†	50,489	52,922
6.00%, 05/01/33	563	613
5.00%, 07/01/33	95,775	103,611
5.00%, 08/01/33	7,051	7,742
5.00%, 09/01/33	873,127	944,560
5.50%, 09/01/33	12,685	13,931
5.00%, 12/01/33	707,095	764,948
6.00%, 12/01/33	969	1,068
5.50%, 02/01/34	5,141	5,674
5.50%, 04/01/34	865	968
5.50%, 08/01/34	7,052	7,851
5.50%, 10/01/34	309	344
6.00%, 10/01/34	32,196	34,982
5.50%, 11/01/34	5,010	5,493
2.29%, 12/01/34†	179,644	189,533
5.50%, 12/01/34	37,621	41,581
6.00%, 12/01/34	711	783
6.00%, 05/01/35	1,513,341	1,662,827
5.00%, 07/01/35	558,770	603,292
5.50%, 07/01/35	366	409
6.00%, 07/01/35	376,747	414,746
5.50%, 08/01/35 TBA	2,000,000	2,170,938
5.50%, 08/01/35	685	744
6.00%, 08/01/35	200	219
5.50%, 09/01/35	164,619	179,776
5.00%, 10/01/35	306,141	331,189
6.00%, 10/01/35	62,987	69,210
2.11%, 11/01/35†	107,550	113,056
2.13%, 11/01/35†	197,804	208,203
2.14%, 11/01/35†	143,520	150,901
2.15%, 11/01/35†	129,753	136,420
2.22%, 11/01/35†	18,218	18,756
6.00%, 11/01/35	760,996	837,717
5.50%, 12/01/35	3,252	3,633
6.00%, 12/01/35	14,977	16,589
6.00%, 02/01/36	9,655	10,717
6.00%, 03/01/36	10,136	11,015
5.50%, 04/01/36	118,597	127,115
6.00%, 04/01/36	14,819	16,468
3.85%, 05/01/36†	175,379	185,485
5.50%, 11/01/36	320,642	347,866
6.00%, 01/01/37	2,747	2,985
1.88%, 02/01/37†	786,447	821,466
5.50%, 02/01/37	429	470
5.50%, 03/01/37	18,407	20,075
5.50%, 04/01/37	656	719
5.50%, 05/01/37	766	832
5.50%, 06/01/37	366	403
6.00%, 06/01/37	406	441
6.00%, 07/01/37	2,892,672	3,211,469
6.50%, 10/01/37	208,706	235,271
7.00%, 10/01/37	21,591	25,111
7.00%, 11/01/37	11,185	13,009
2.22%, 12/01/37†	74,235	77,314
7.00%, 12/01/37	11,811	13,737
2.22%, 01/01/38†	43,709	45,460
5.50%, 02/01/38	438	482
7.00%, 02/01/38	13,961	16,253
4.50%, 03/01/38	22,674	23,982
5.50%, 03/01/38	1,040	1,147
6.00%, 03/01/38	2,294	2,504

	Par	Value
4.50%, 04/01/38	$815,579	$862,626
6.00%, 04/01/38	819	889
5.50%, 05/01/38	256	279
5.50%, 06/01/38	1,328	1,452
5.00%, 07/01/38 TBA	1,000,000	1,076,172
5.50%, 07/01/38	168,432	184,229
5.50%, 08/01/38	257,751	284,017
7.00%, 08/01/38	15,668	18,240
5.50%, 09/01/38	756	827
7.00%, 11/01/38	93,476	108,822
5.50%, 12/01/38	606	664
7.00%, 02/01/39	40,853	45,046
4.00%, 07/13/39 TBA	5,000,000	5,208,789
4.00%, 08/13/39 TBA	2,000,000	2,079,141
6.00%, 12/01/39	1,471,618	1,599,275
1.57%, 06/01/40†	67,263	69,850
4.50%, 07/01/40 TBA	2,000,000	2,116,250
4.50%, 08/01/40	148,904	157,696
4.00%, 09/01/40	492,280	513,097
1.57%, 10/01/40†	204,269	212,146
4.00%, 10/01/40	14,736	15,359
2.22%, 11/01/40†	32,172	33,176
4.00%, 11/01/40	69,044	71,964
4.00%, 12/01/40	538,907	561,697
4.50%, 01/01/41	1,480,344	1,568,659
4.50%, 02/01/41	795,325	843,286
4.00%, 03/01/41	31,111	32,456
4.50%, 04/01/41	207,453	219,963
4.50%, 06/01/41	978,807	1,037,119
3.50%, 07/01/41 TBA	29,900,000	30,353,170
4.00%, 08/01/41	23,232	24,237
4.50%, 08/01/41	177,911	188,640
4.00%, 09/01/41	18,070	18,851
4.50%, 09/01/41	1,284,122	1,361,123
4.50%, 10/01/41	46,234	49,022
4.00%, 11/01/41	1,027,160	1,071,560
4.50%, 11/01/41	651,583	695,219
4.00%, 12/01/41	910,000	949,335
4.00%, 01/01/42	19,351	20,228
4.50%, 04/01/42	149,213	159,875
5.00%, 05/01/42+	271,389	295,374
4.00%, 06/01/42	1,102,894	1,153,378
3.00%, 07/01/42 TBA	18,200,000	17,781,968
3.00%, 07/12/42 TBA	15,000,000	14,655,468
3.00%, 08/01/42 TBA	9,000,000	8,769,375
2.50%, 10/01/42	679,360	632,251
3.50%, 10/01/42	1,861,122	1,869,264
4.00%, 10/01/42	392,524	404,971
3.50%, 12/01/42	591,026	592,712
4.00%, 12/01/42	288,073	305,697
2.50%, 01/01/43	2,956,315	2,751,314
3.00%, 01/01/43	425,263	407,926
2.50%, 02/01/43	4,949,832	4,606,593
3.00%, 03/01/43	24,109	23,596
3.50%, 03/01/43	297,273	298,122
3.50%, 04/01/43	1,292,662	1,296,359
4.00%, 04/01/43	99,542	104,511
2.50%, 05/01/43	999,999	930,656
3.00%, 05/01/43	997,189	975,650
3.50%, 05/01/43	99,597	99,882
4.00%, 05/01/43	398,007	417,964
3.00%, 06/01/43	98,547	96,447
4.00%, 06/01/43	999,657	1,050,435
2.50%, 07/01/43 TBA	200,000	185,812

See Notes to Financial Statements.

	Par	Value
3.00%, 07/01/43	$848,440	$830,356
4.00%, 07/01/43	1,000,000	1,052,657
Federal National Mortgage Association Interest STRIP
0.00%, 04/25/27 IO Ω†	784,410	94,558
0.00%, 11/25/39 IO Ω†	183,287	21,343
0.00%, 11/25/41 IO Ω†	416,626	52,921
0.00%, 04/25/42 IO Ω†	1,070,457	129,511
3.56%, 04/25/42 IOΩ†@	371,046	64,813
Federal National Mortgage Association REMIC
0.00%, 08/25/21 IOΩ†	90	1,596
0.00%, 10/25/21 IOΩ†	140	2,772
0.00%, 07/25/27 IOΩ†	2,118,380	272,458
0.79%, 05/25/30†	195,355	195,530
0.64%, 10/18/30†	25,672	25,707
0.00%, 08/25/36 IOΩ†	2,186,245	302,019
0.00%, 03/25/37 IOΩ†	2,292,846	376,065
0.00%, 11/25/37 IOΩ†	24,090	3,765
0.00%, 03/25/39 IOΩ†	762,098	169,830
0.00%, 05/25/39 IOΩ†	285,461	59,466
6.50%, 06/25/39	84,903	94,673
0.00%, 07/25/39 IOΩ†	256,262	55,073
0.00%, 07/25/40 IOΩ†	580,240	132,322
0.00%, 10/25/40 IOΩ†	1,308,417	263,476
0.00%, 12/25/40 IOΩ†	264,050	26,626
0.00%, 01/25/41 IOΩ†	413,489	68,476
0.00%, 02/25/41 IOΩ†	91,840	20,185
0.00%, 07/25/41 IOΩ†	481,853	58,086
5.50%, 07/25/41	892,798	1,001,353
0.00%, 09/25/41 IOΩ†	1,146,496	187,989
0.74%, 09/25/41†	5,814,375	5,894,416
0.00%, 10/25/41 IOΩ†	1,259,860	205,597
0.00%, 03/25/42 IOΩ†	963,709	170,137
5.50%, 04/25/42	1,900,000	2,082,780
6.00%, 05/25/42	780,588	863,172
0.00%, 06/25/42 IOΩ†	854,221	154,187
0.00%, 07/25/42 IOΩ†	171,652	40,385
6.50%, 07/25/42	1,100,000	1,246,467
0.00%, 09/25/42 IOΩ†	285,422	60,097
0.00%, 10/25/42 IOΩ†	290,086	74,528
0.00%, 11/25/42 IOΩ†	486,719	124,900
0.00%, 12/25/42 IOΩ†	1,357,360	340,416
0.00%, 01/25/43 IOΩ†	1,031,540	175,441
0.00%, 03/25/43 IOΩ†	197,286	50,115
FHLMC Multifamily Structured Pass Through Certificates
0.00%, 02/25/18 IOΩ†	5,427,651	330,043
0.00%, 05/25/18 IOΩ†	1,956,919	160,076
4.32%, 11/25/19	1,100,000	1,203,933
0.00%, 01/25/20 IOΩ†	3,808,852	209,508
0.00%, 04/25/20 IOΩ†	2,534,346	156,818
0.00%, 06/25/20 IOΩ†	2,162,543	188,077
0.00%, 08/25/20 IOΩ†	1,268,747	96,394
0.00%, 07/25/21 IOΩ†	1,432,456	148,562
0.00%, 10/25/21 IOΩ†	903,451	92,194
0.00%, 12/25/21 IOΩ†	740,889	69,031
0.00%, 09/25/22 IOΩ†	149,661	9,546
2.52%, 01/25/23	1,100,000	1,038,189
2.63%, 01/25/23	1,800,000	1,714,630
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51 STEP	3,500,000	3,810,342

	Par	Value
FHLMC Structured Pass-Through Securities
1.57%, 07/25/44†	$1,417,154	$1,454,930
First Horizon Alternative Mortgage Securities Trust
2.33%, 06/25/34†	698,278	684,978
FREMF Mortgage Trust
4.02%, 11/25/44 144A	300,000	291,619
3.88%, 01/25/47 144A	225,000	206,370
Government National Mortgage Association
3.95%, 07/15/25	163,329	170,919
7.00%, 10/15/25	13,189	15,290
7.00%, 01/15/26	5,710	6,642
7.00%, 07/15/27	78,207	91,668
2.50%, 09/15/27	2,838,652	2,869,458
7.00%, 12/15/27	1,345	1,569
7.00%, 01/15/28	16,132	16,658
7.00%, 03/15/28	103,098	117,978
7.00%, 07/15/28	15,219	17,806
7.50%, 07/15/28	13,450	13,943
6.50%, 08/15/28	7,973	9,167
7.00%, 08/15/28	22,391	26,197
7.50%, 08/15/28	10,203	11,652
6.50%, 09/15/28	33,609	38,642
7.00%, 10/15/28	39,984	46,780
7.50%, 03/15/29	29,117	35,054
7.50%, 11/15/29	21,650	22,665
1.63%, 11/20/29†	49,448	51,563
8.50%, 08/15/30	2,155	2,535
8.50%, 11/20/30	12,148	14,485
6.50%, 08/15/31	56,556	63,756
7.50%, 08/15/31	16,899	19,447
6.50%, 10/15/31	103,723	116,892
6.00%, 11/15/31	315,697	350,193
6.50%, 11/15/31	204,101	230,087
6.00%, 12/15/31	70,886	78,631
6.00%, 01/15/32	136,140	152,761
6.00%, 02/15/32	241,049	267,389
6.50%, 02/15/32	206,411	231,758
6.00%, 04/15/32	91,845	103,110
7.50%, 04/15/32	72,893	76,376
6.50%, 06/15/32	110,838	124,950
6.50%, 07/15/32	2,070	2,334
6.50%, 08/15/32	248,873	280,559
6.50%, 09/15/32	244,026	275,094
6.00%, 10/15/32	168,908	187,365
6.00%, 11/15/32	152,195	169,461
6.00%, 12/15/32	72,992	80,968
6.50%, 12/15/32	22,008	24,810
6.00%, 01/15/33	91,899	101,941
6.00%, 02/15/33	69,912	77,552
6.50%, 04/15/33	491,004	553,517
6.00%, 05/15/33	408,320	452,937
6.00%, 06/15/33	22,328	24,768
6.00%, 10/15/33	182,297	202,217
6.50%, 10/15/33	165,850	186,965
6.00%, 12/15/33	380,541	422,123
6.50%, 08/15/34	444,993	523,650
0.00%, 02/16/36 IOΩ†	656,356	93,838
0.00%, 12/16/36 IOΩ†	212,224	29,434
0.49%, 03/20/37†	1,148,407	1,152,173
0.00%, 05/20/37 IOΩ†	479,449	67,804
0.49%, 05/20/37†	514,668	515,549

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
0.00%, 02/20/38 IOΩ†	$465,358	$73,287
5.00%, 07/01/38 TBA	1,000,000	1,078,437
6.00%, 09/20/38	801,435	886,239
0.00%, 11/20/38 IOΩ†	293,755	40,521
0.00%, 03/20/39 IOΩ†	165,497	27,826
0.00%, 01/20/40 IOΩ†	201,257	42,775
0.00%, 02/16/40 IOΩ†	200,428	40,388
4.50%, 03/15/40	366,908	392,477
5.00%, 07/20/40	53,691	59,195
0.00%, 09/20/40 IOΩ†	795,301	129,574
5.00%, 09/20/40	208,826	228,370
6.00%, 10/20/40	92,547	102,969
6.00%, 01/20/41	115,063	128,075
0.00%, 03/16/41 IOΩ†	79,150	8,446
4.50%, 04/20/41	1,062,691	1,143,740
4.00%, 07/01/41 TBA	1,100,000	1,152,937
0.00%, 11/16/41 IOΩ†	159,103	32,287
3.00%, 07/01/42 TBA	2,000,000	1,977,813
3.50%, 07/01/42 TBA	5,200,000	5,335,609
3.00%, 07/19/42 TBA	14,000,000	13,840,313
2.50%, 12/15/42	941,009	880,100
2.50%, 01/15/43	476,980	445,999
2.50%, 02/15/43	1,563,988	1,462,404
3.00%, 05/15/43	1,162,704	1,152,532
3.00%, 06/15/43	2,837,296	2,811,710
2.50%, 07/01/43 TBA	1,000,000	932,656
3.00%, 07/01/43 TBA	1,100,000	1,087,453
0.60%, 12/20/60†	468,004	464,379
0.68%, 03/20/61†	540,904	539,391
0.70%, 03/20/61†	361,910	361,227
0.55%, 12/20/62†	1,761,965	1,757,862
Granite Master Issuer PLC
0.27%, 12/20/54†	1,998,730	1,937,978
0.32%, 12/20/54(E)†	238,655	302,411
0.33%, 12/20/54†	477,309	462,801
0.34%, 12/20/54(E)†	29,832	37,801
0.73%, 12/20/54(U)†	536,972	795,070
0.81%, 12/20/54(U)†	59,664	88,341
Granite Mortgages PLC
0.59%, 01/20/44(E)†	173,603	220,602
0.88%, 01/20/44(U)†	52,704	78,577
GreenPoint Mortgage Funding Trust
0.37%, 01/25/37†	998,915	661,607
GS Mortgage Securities Corporation Trust
3.55%, 04/10/34 144A	116,000	114,214
GS Mortgage Securities Trust
0.00%, 08/10/44 IO 144AΩ†	469,245	36,599
GSMPS Mortgage Loan Trust
0.65%, 02/25/35 144A†	114,590	102,119
GSR Mortgage Loan Trust
2.66%, 09/25/35†	535,225	525,786
Impac CMB Trust
0.91%, 10/25/34†	82,880	66,865
0.45%, 11/25/35†	857,536	634,577
IndyMac ARM Trust
1.79%, 01/25/32†	7,626	7,114
IndyMac INDX Mortgage Loan Trust
0.38%, 09/25/46†	1,107,143	878,237
JP Morgan Alternative Loan Trust
0.45%, 01/25/36†	452,449	386,665

	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust
5.44%, 05/15/45	$158,000	$172,392
5.93%, 02/12/51†	300,000	332,946
6.08%, 02/12/51†	10,000	11,227
JP Morgan Mortgage Trust
4.48%, 02/25/35†	196,893	196,791
LB-UBS Commercial Mortgage Trust
0.00%, 06/15/36 IO 144AΩ†	606,654	587
6.42%, 09/15/45†	70,000	78,582
Luminent Mortgage Trust
0.36%, 12/25/36†	2,566,761	1,894,159
0.39%, 02/25/46†	752,282	527,445
MASTR Adjustable Rate Mortgages Trust
2.51%, 05/25/34†	223,654	217,195
0.83%, 11/25/34†	474,664	456,782
2.66%, 11/25/35 144A†	926,984	606,398
Merrill Lynch Mortgage Investors Trust
0.81%, 11/25/29†	311,694	297,920
1.66%, 10/25/35†	76,933	74,337
MLCC Mortgage Investors, Inc.
0.87%, 04/25/28†	333,927	324,927
Morgan Stanley Bank of America Merrill Lynch Trust
4.89%, 08/15/45 IO 144AΩ†	1,008,687	104,046
2.92%, 02/15/46	120,000	112,350
3.21%, 02/15/46	121,000	113,371
3.10%, 05/15/46	300,000	283,530
3.46%, 05/15/46	140,000	131,223
Morgan Stanley Capital I Trust
5.48%, 02/12/44†	50,000	54,798
Permanent Master Issuer PLC
1.68%, 07/15/42 144A†@	1,000,000	1,006,194
Prime Mortgage Trust
5.50%, 05/25/35 144A	3,321,461	3,326,974
6.00%, 05/25/35 144A	2,905,287	2,803,981
Radamantis European Loan Conduit No 24 PLC
0.67%, 10/25/15(U)†	40,201	60,151
Reperforming Loan REMIC Trust
0.61%, 11/25/34 144A†	16,238	14,042
0.55%, 03/25/35 144A†	64,963	56,557
Sequoia Mortgage Trust
0.82%, 07/20/33†	190,844	177,892
Structured Adjustable Rate Mortgage Loan Trust
0.53%, 08/25/35†	315,491	284,537
Structured Asset Mortgage Investments II Trust
0.44%, 07/19/35†	189,201	166,756
Structured Asset Securities Corporation
0.54%, 06/25/35 144A†	188,638	151,985
UBS-Barclays Commercial Mortgage Trust
3.32%, 12/10/45 144A	160,000	150,544
VNO 2012-6AVE Mortgage Trust
3.00%, 11/15/30 144A	100,000	93,221

See Notes to Financial Statements.

	Par	Value
Wachovia Bank Commercial Mortgage Trust
5.38%, 12/15/43	$140,000	$147,586
Washington Mutual Mortgage Pass-Through Certificates
2.47%, 02/25/33†	12,765	12,449
2.44%, 02/25/37†	670,309	515,702
4.85%, 02/25/37†	476,093	391,239
1.57%, 06/25/42†	28,361	25,820
0.48%, 07/25/45†	301,863	279,063
0.93%, 04/25/47†	1,130,009	974,271
Wells Fargo Alternative Loan Trust
2.88%, 12/28/37†	1,375,163	1,086,816
Wells Fargo Mortgage-Backed Securities Trust
2.70%, 08/25/33†	352,179	352,979
WF-RBS Commercial Mortgage Trust
0.00%, 02/15/44 IO 144AΩ†	1,548,131	67,274
0.00%, 06/15/45 IO 144AΩ†	325,345	33,049

Total Mortgage-Backed Securities (Cost $291,683,138)		287,363,115

MUNICIPAL BONDS — 1.9%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44	3,300,000	3,859,944
American Municipal Power, Inc., Hydroelectric Project, Revenue Bond, Series B
8.08%, 02/15/50	300,000	399,435
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	266,440
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	1,800,000	2,091,402
Illinois Finance Authority, University of Chicago, Revenue Bond, Series B
5.75%, 07/01/33	1,800,000	2,042,298
Los Angeles Community College District, General Obligation
6.75%, 08/01/49	300,000	374,796
Los Angeles Community College District, General Obligation, Series D
6.68%, 08/01/36	300,000	380,148
New Jersey State Turnpike Authority, Revenue Bond, Series B
5.00%, 01/01/25	200,000	222,860
5.00%, 01/01/26	400,000	437,292
5.00%, 01/01/27	400,000	428,076
Pennsylvania Higher Education Assistance Agency, Student Loan, Revenue Bond, Sub-Series HH-10
0.18%, 05/01/46†	2,075,000	2,003,670
Port Authority of New York & New Jersey, Revenue Bond
4.46%, 10/01/62	2,800,000	2,502,304

	Par	Value
State of California, General Obligation
7.95%, 03/01/36	$165,000	$195,972
7.55%, 04/01/39	385,000	515,916
State of Illinois, General Obligation
7.35%, 07/01/35	375,000	413,591

Total Municipal Bonds (Cost $15,897,293)		16,134,144

	Number of Contracts
PURCHASED OPTIONS — 0.1%
Call Options — 0.0%
U.S. Dollars vs. Euro, Strike Price $1.30, Expires 07/15/13 (RBS)	61,600	34,915

	Notional Amount
Put Swaption — 0.1%
3-Month LIBOR, Strike Price $3.45, Expires 09/21/15 (DEUT)	$2,300,000	284,611

Total Purchased Options (Cost $255,093)		319,526

	Par
U.S. TREASURY OBLIGATIONS — 27.9%
U.S. Treasury Bills
0.03%, 08/15/13Ω	$10,000,000	9,999,492
0.14%, 05/29/14‡‡	27,900,000	27,868,790

		37,868,282

U.S. Treasury Bonds
7.50%, 11/15/24	800,000	1,187,000
4.38%, 02/15/38Δ	400,000	468,500
4.38%, 05/15/40	300,000	351,938
3.88%, 08/15/40Δ‡‡	2,400,000	2,595,000
3.13%, 11/15/41Δ	500,000	468,867
3.13%, 02/15/42	500,000	468,242
3.00%, 05/15/42Δ	1,500,000	1,367,696
2.75%, 08/15/42Δ	6,848,000	5,912,282
2.75%, 11/15/42Δ	2,926,600	2,523,964
3.13%, 02/15/43	4,890,000	4,565,656
2.88%, 05/15/43Δ	3,990,000	3,531,772

		23,440,917

U.S. Treasury Inflationary Index Bonds
2.00%, 01/15/14Δ	2,250,000	2,872,977
1.25%, 04/15/14Δ	3,300,000	3,678,082
1.13%, 01/15/21	4,700,000	5,349,842
0.13%, 01/15/22	6,600,000	6,650,243
0.13%, 07/15/22Δ	2,600,000	2,573,429
0.13%, 01/15/23	2,000,000	1,955,672
2.13%, 02/15/40	950,000	1,245,110
2.13%, 02/15/41Δ	1,700,000	2,204,085
0.75%, 02/15/42	300,000	272,765
0.63%, 02/15/43	1,780,000	1,519,287

		28,321,492

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
U.S. Treasury Notes
1.25%, 03/15/14	$7,800,000	$7,860,785
0.25%, 04/30/14	3,400,000	3,402,458
1.00%, 05/15/14	3,900,000	3,927,877
0.25%, 05/31/14Δ	7,400,000	7,404,773
0.25%, 08/31/14	7,400,000	7,403,611
0.25%, 11/30/14	7,600,000	7,602,227
0.13%, 12/31/14‡‡	4,400,000	4,392,353
0.25%, 02/15/15Δ	2,100,000	2,098,933
0.25%, 03/31/15	19,600,000	19,579,714
0.75%, 10/31/17Δ	3,130,000	3,071,435
0.75%, 03/31/18	2,740,000	2,667,111
2.88%, 03/31/18	900,000	965,355
0.63%, 04/30/18Δ	1,530,000	1,478,720
1.00%, 05/31/18Δ	70,000	68,802
1.25%, 06/30/18	1,600,000	1,599,250
1.13%, 04/30/20Δ	9,080,000	8,635,934
1.38%, 05/31/20Δ	7,660,000	7,393,394
1.88%, 06/30/20	4,880,000	4,862,271
2.63%, 08/15/20	500,000	522,636
2.63%, 11/15/20	2,500,000	2,605,567
2.13%, 08/15/21Δ	14,900,000	14,842,963
2.00%, 11/15/21‡‡	19,200,000	18,872,256
2.00%, 02/15/22Δ	6,000,000	5,869,686
1.75%, 05/15/22Δ	4,000,000	3,814,844
2.00%, 02/15/23Δ	500,000	481,250
1.75%, 05/15/23Δ	3,530,000	3,306,343

		144,730,548

Total U.S. Treasury Obligations (Cost $239,645,177)		234,361,239

	Shares
PREFERRED STOCKS — 0.4%
GMAC Capital Trust I, 8.125%, 02/15/40	23,879	622,048
Wells Fargo & Co., 7.50%	2,400	2,865,600

Total Preferred Stocks (Cost $2,012,980)		3,487,648

	Par
REPURCHASE AGREEMENTS — 5.1%
Citigroup Global Markets, Inc. 0.10% (dated 07/01/13, due 07/02/13, repurchase price $11,100,031, collateralized by U.S. Treasury Note, 0.375%, due 01/15/16, total market value $11,331,710)	$11,100,000	11,100,000
0.12% (dated 06/28/13, due 07/01/13, repurchase price $5,400,054, collateralized by U.S. Treasury Note, 0.250%, due 08/15/15, total market value $5,509,787)	5,400,000	5,400,000

	Par	Value
JPMorgan Securities LLC 0.11% (dated 07/01/13, due 07/02/13, repurchase price $2,000,006, collateralized by Federal Home Loan Mortgage Corporation, 2.205%, due 12/05/22, total market value $2,034,703)	$2,000,000	$2,000,000
JPMorgan Securities, Inc. 0.15% (dated 06/28/13, due 07/01/13, repurchase price $2,000,025, collateralized by Federal Home Loan Mortgage Corporation, 2.205%, due 12/05/22, total market value $2,034,703)	2,000,000	2,000,000
Morgan Stanley & Co. LLC 0.15% (dated 06/28/13, due 07/01/13, repurchase price $11,000,138, collateralized by U.S. Treasury Bond, 4.625%, due 02/15/40, total market value $11,293,365)	11,000,000	11,000,000
0.16% (dated 06/28/13, due 07/01/13, repurchase price $5,500,073, collateralized by Federal Home Loan Bank, 0.950%, due 01/25/18, total market value $5,616,862)	5,500,000	5,500,000
Morgan Stanley & Co., Inc. 0.11% (dated 07/01/13, due 07/02/13, repurchase price $4,500,014, collateralized by Federal National Mortgage Association, 1.050%, due 01/30/18, total market value $4,646,168)	4,500,000	4,500,000
0.15% (dated 07/01/13, due 07/02/13, repurchase price $1,000,003, collateralized by Federal National Mortgage Association, 1.330%, due 10/24/19, total market value $1,015,299)	1,000,000	1,000,000

Total Repurchase Agreements (Cost $42,500,000)		42,500,000

	Shares
MONEY MARKET FUNDS — 23.1%
GuideStone Money Market Fund (GS4 Class)¥	99,684,575	99,684,575
Northern Institutional Liquid Assets Portfolio§	94,512,041	94,512,041

Total Money Market Funds (Cost $194,196,616)		194,196,616

TOTAL INVESTMENTS — 131.8% (Cost $1,107,643,273)		1,106,419,992

See Notes to Financial Statements.

	Number of Contracts	Value
WRITTEN OPTIONS — (0.2)%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $128.00, Expires 07/27/13 (DEUT)	(16)	$(6,000)

	Notional Amount
Call Swaptions — 0.0%
3-Month LIBOR, Strike Price $1.80, Expires 07/29/13 (MSCS)	$(600,000)	(2)
3-Month LIBOR, Strike Price $1.80, Expires 07/29/13 (BAR)	(1,400,000)	(5)
3-Month LIBOR, Strike Price $1.80, Expires 07/29/13 (BAR)	(1,900,000)	(6)
3-Month LIBOR, Strike Price $1.80, Expires 07/29/13 (RBS)	(2,300,000)	(8)

		(21)

	Number of Contracts
Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $124.00, Expires 07/27/13 (RBS)	(16)	(4,500)

	Notional Amount
Put Swaptions — (0.2)%
3-Month LIBOR, Strike Price $1.25, Expires 09/03/13 (CS)	$(8,200,000)	(175,892)
3-Month LIBOR, Strike Price $1.25, Expires 09/04/13 (GSC)	(1,300,000)	(27,885)
3-Month LIBOR, Strike Price $1.40, Expires 09/03/13 (GSC)	(9,800,000)	(154,338)
3-Month LIBOR, Strike Price $1.50, Expires 10/28/13 (DEUT)	(37,100,000)	(656,914)
3-Month LIBOR, Strike Price $2.50, Expires 09/21/15 (BAR)	(9,700,000)	(375,596)
3-Month LIBOR, Strike Price $2.65, Expires 07/29/13 (CS)	(600,000)	(8,881)
3-Month LIBOR, Strike Price $2.65, Expires 07/29/13 (CITI)	(1,400,000)	(20,723)
3-Month LIBOR, Strike Price $2.65, Expires 07/29/13 (MSCS)	(1,900,000)	(28,123)
3-Month LIBOR, Strike Price $2.65, Expires 07/29/13 (DEUT)	(2,300,000)	(34,044)
6-Month EURIBOR, Strike Price $1.15, Expires 07/24/13 (DEUT)	(2,000,000)	(85)
6-Month EURIBOR, Strike Price $1.15, Expires 07/24/13 (MSCS)	(9,500,000)	(402)

	Number of Contracts	Value
6-Month EURIBOR, Strike Price $1.70, Expires 07/24/13 (RBS)	$(700,000)	$(379)
6-Month EURIBOR, Strike Price $1.70, Expires 07/24/13 (BAR)	(1,700,000)	(919)
6-Month EURIBOR, Strike Price $1.70, Expires 07/24/13 (BAR)	(1,800,000)	(974)
6-Month EURIBOR, Strike Price $1.70, Expires 07/24/13 (BAR)	(5,300,000)	(2,866)

		(1,488,021)

Total Written Options
(Premiums received $(498,374))		(1,498,542)

	Par
SECURITY SOLD SHORT — (1.1)%
U.S. Treasury Note 1.63%, 08/15/22 (Cost $(9,337,539))	$(10,000,000)	(9,383,590)

TBA SALE COMMITMENTS — (1.0)%
Federal National Mortgage Association 2.50%, 07/01/27 TBA	(2,000,000)	(2,011,562)
5.00%, 08/01/38 TBA	(1,000,000)	(1,075,078)
4.50%, 08/13/39 TBA	(4,000,000)	(4,225,000)
2.50%, 07/01/43 TBA	(1,000,000)	(929,063)

Total TBA Sale Commitments (Cost $(8,339,531))		(8,240,703)

Liabilities in Excess of Other Assets — (29.5)%		(247,814,591)

NET ASSETS — 100.0%		$839,482,566

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	34.2
U.S. Treasury Obligations	27.9
Money Market Funds	23.1
Corporate Bonds	20.3
Foreign Bonds	13.4
Repurchase Agreements	5.1
Futures Contracts	4.4
Asset-Backed Securities	2.7
Agency Obligations	2.6
Municipal Bonds	1.9
Preferred Stocks	0.4
Loan Agreements	0.1
Purchased Options	0.1
Swap Agreements	(0.1)
Written Options	(0.2)
TBA Sale Commitments	(1.0)
Security Sold Short	(1.1)
Forward Foreign Currency Contracts	(4.5)

129.3

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at June 30, 2013:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
CitiFinancial, 6.63% due 06/01/15	(0.15)%	06/20/15	BAR	USD	$300,000	$2,842	$—	$2,842
Credit Suisse, Inc., 6.50%, due 01/15/12	(1.00)%	09/20/20	GSC	USD	300,000	(2,808)	5,585	(8,393)

					$600,000	$34	$5,585	$(5,551)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
General Electric Capital Corporation, 5.625% due 09/15/17	0.31%	1.00%	09/20/13	UBS	USD	$900,000	$1,854	$(2,907)	$4,761
Federated Republic of Brazil, 12.50% due 03/06/30	1.60%	(1.04)%	05/20/17	DEUT	USD	1,000,000	(19,824)	—	(19,824)
GMAC LLC, 6.88% due 08/28/12	2.27%	(3.53)%	09/20/17	DEUT	USD	4,100,000	206,318	—	206,318

						$6,000,000	$188,348	$(2,907)	$191,255

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX.NA.IG16 Index	1.00%	06/20/14	JPM	USD	$5,600,000	$(49,074)	$(22,358)	$(26,716)
Dow Jones CDX.NA.IG16 Index	1.00%	06/20/14	JPM	USD	5,300,000	(46,445)	(22,643)	(23,802)
Dow Jones CDX.NA.IG16 Index	1.00%	06/20/14	DEUT	USD	4,100,000	(35,929)	(16,925)	(19,004)
Dow Jones CDX.NA.IG16 Index	1.00%	06/20/14	BOA	USD	900,000	(7,887)	(3,460)	(4,427)
Dow Jones CDX.NA.IG14 Index	(1.00)%	06/20/15	CME	USD	3,900,000	(55,358)	4,286	(59,644)
Dow Jones CDX.NA.HY15 Index	(5.00)%	12/20/15	CME	USD	2,112,000	(153,488)	43,560	(197,048)
Dow Jones CDX.NA.IG15 Index	(1.00)%	12/20/15	CME	USD	1,200,000	(18,666)	8,329	(26,995)
Dow Jones CDX.NA.IG16 Index	(1.00)%	06/20/16	CME	USD	4,000,000	(62,235)	65,674	(127,909)
Dow Jones CDX.NA.IG9 Index	(0.80)%	12/20/17	CME	USD	7,163,200	36,546	319,075	(282,529)
Dow Jones CDX NA.HY20 Index	(5.00)%	06/20/18	JPM	USD	1,850,000	(64,105)	(76,221)	12,116
Dow Jones CDX.NA.IG20 Index	(1.00)%	06/20/18	DEUT	USD	14,225,000	(89,147)	(96,001)	6,854
Dow Jones CDX.NA.IG20 Index	(1.00)%	06/20/18	DEUT	USD	8,700,000	(54,523)	(95,634)	41,111
Dow Jones CDX.NA.IG20 Index	(1.00)%	06/20/18	BOA	USD	7,550,000	(47,316)	(86,477)	39,161
Dow Jones CDX.NA.IG20 Index	(1.50)%	06/20/18	CME	USD	6,872,800	(175,246)	61,956	(237,202)

See Notes to Financial Statements.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Dow Jones CDX.NA.IG20 Index	(1.00)%	06/20/18	DEUT	USD	$4,500,000	$(28,201)	$(49,060)	$20,859
Dow Jones CDX.NA.IG20 Index	(1.00)%	06/20/18	DEUT	USD	4,125,000	(25,851)	(51,245)	25,394
Dow Jones CDX.NA.IG20 Index	(1.00)%	06/20/18	DEUT	USD	1,925,000	(12,064)	(20,285)	8,221

					$84,023,000	$(888,989)	$(37,429)	$(851,560)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
Dow Jones CDX.NA.IG16 Index	0.94%	1.00%	06/20/16	JPM	USD	$4,825,000	$75,071	$12,039	$63,032
Dow Jones CDX.NA.IG16 Index	0.97%	1.00%	06/20/16	BOA	USD	3,000,000	46,677	4,054	42,623
Dow Jones CDX.NA.IG16 Index	0.94%	1.00%	06/20/16	DEUT	USD	2,125,000	33,063	5,183	27,880
CMBX.NA.AAA.3 Index	0.97%	0.08%	12/13/49	BOA	USD	400,000	(16,423)	(13,223)	(3,200)
CMBX.NA.AAA.4 Index	0.96%	0.35%	02/17/51	BOA	USD	1,500,000	(59,913)	(53,926)	(5,987)
CMBX.NA.AAA.4 Index	0.97%	0.35%	02/17/51	CITI	USD	1,200,000	(47,930)	(33,256)	(14,674)
CMBX.NA.AAA.4 Index	0.97%	0.35%	02/17/51	CITI	USD	1,100,000	(43,936)	(29,222)	(14,714)
CMBX.NA.AAA.4 Index	0.97%	0.35%	02/17/51	DEUT	USD	1,100,000	(43,936)	(36,752)	(7,184)
CMBX.NA.AAA.4 Index	0.97%	0.35%	02/17/51	BOA	USD	1,100,000	(43,936)	(34,020)	(9,916)
CMBX.NA.AAA.4 Index	0.97%	0.35%	02/17/51	BOA	USD	900,000	(35,939)	(22,920)	(13,019)
CMBX.NA.AAA.4 Index	0.97%	0.35%	02/17/51	CITI	USD	600,000	(23,965)	(20,542)	(3,423)
CMBX.NA.AAA.4 Index	0.97%	0.35%	02/17/51	CITI	USD	600,000	(23,965)	(20,351)	(3,614)
CMBX.NA.AAA.4 Index	0.97%	0.35%	02/17/51	DEUT	USD	500,000	(19,971)	(16,974)	(2,997)
CMBX.NA.AAA.4 Index	0.97%	0.35%	02/17/51	CITI	USD	500,000	(19,971)	(15,838)	(4,133)
CMBX.NA.AAA.4 Index	0.97%	0.35%	02/17/51	BOA	USD	500,000	(19,971)	(17,359)	(2,612)
CMBX.NA.AAA.4 Index	0.98%	0.35%	02/17/51	CITI	USD	400,000	(15,973)	(9,441)	(6,532)
CMBX.NA.AAA.4 Index	0.98%	0.35%	02/17/51	CITI	USD	400,000	(15,973)	(9,565)	(6,408)
CMBX.NA.AAA.4 Index	0.98%	0.35%	02/17/51	BOA	USD	300,000	(11,980)	(7,454)	(4,526)

						$21,050,000	$(288,971)	$(319,567)	$30,596

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil CETIP Interbank Deposit	8.43%	01/02/15	DEUT	BRL	$1,000,000	$(3,657)	$4,329	$(7,986)
Brazil CETIP Interbank Deposit	7.78%	01/02/15	HSBC	BRL	26,500,000	(263,188)	(13,511)	(249,677)
Brazil CETIP Interbank Deposit	8.15%	01/02/15	BOA	BRL	9,760,000	(86,794)	—	(86,794)
Brazil CETIP Interbank Deposit	8.83%	01/02/15	HSBC	BRL	9,000,000	269	11,392	(11,123)
Brazil CETIP Interbank Deposit	8.15%	01/02/15	DEUT	BRL	8,830,000	(78,523)	—	(78,523)
Brazil CETIP Interbank Deposit	9.93%	01/02/15	UBS	BRL	7,700,000	81,637	3,739	77,898
Brazil CETIP Interbank Deposit	8.52%	01/02/15	CITI	BRL	7,170,000	(46,421)	—	(46,421)
Brazil CETIP Interbank Deposit	7.92%	01/02/15	MSCS	BRL	6,000,000	(44,703)	(10,514)	(34,189)
Brazil CETIP Interbank Deposit	8.16%	01/02/15	JPM	BRL	5,680,000	(50,335)	—	(50,335)
Brazil CETIP Interbank Deposit	10.14%	01/02/15	HSBC	BRL	5,300,000	67,013	19,159	47,854
Brazil CETIP Interbank Deposit	8.56%	01/02/15	UBS	BRL	5,300,000	(30,267)	190	(30,457)
Brazil CETIP Interbank Deposit	8.15%	01/02/15	CITI	BRL	4,150,000	(36,905)	—	(36,905)
Brazil CETIP Interbank Deposit	8.08%	01/02/15	HSBC	BRL	3,700,000	(26,696)	4,866	(31,562)
Brazil CETIP Interbank Deposit	8.20%	01/02/15	BOA	BRL	2,620,000	(22,414)	—	(22,414)
Brazil CETIP Interbank Deposit	8.22%	01/02/15	JPM	BRL	2,500,000	(21,077)	—	(21,077)
Brazil CETIP Interbank Deposit	7.62%	01/02/15	DEUT	BRL	1,800,000	(20,517)	(3,025)	(17,492)
Brazil CETIP Interbank Deposit	7.92%	01/02/15	BAR	BRL	700,000	(6,669)	(52)	(6,617)
Brazil CETIP Interbank Deposit	8.94%	01/02/17	CS	BRL	5,800,000	(103,884)	(2,896)	(100,988)
Brazil CETIP Interbank Deposit	8.60%	01/02/17	DEUT	BRL	5,300,000	(115,135)	2,729	(117,864)
Brazil CETIP Interbank Deposit	8.90%	01/02/17	UBS	BRL	5,200,000	(95,159)	(4,805)	(90,354)
Brazil CETIP Interbank Deposit	8.50%	01/02/17	CS	BRL	5,200,000	(118,753)	(3,792)	(114,961)
Brazil CETIP Interbank Deposit	8.50%	01/02/17	UBS	BRL	2,900,000	(66,272)	(3,042)	(63,230)
Brazil CETIP Interbank Deposit	8.49%	01/02/17	BNP	BRL	1,100,000	(24,074)	—	(24,074)
6-Month EURIBOR	2.00%	03/21/17	CME	EUR	5,500,000	313,676	63,941	249,735
3-Month LIBOR	(0.75)%	05/31/17	JPM	USD	42,000,000	726,033	(42,344)	768,377
6-Month BBR BBSW Index	5.50%	12/15/17	BAR	AUD	2,200,000	171,426	(6,588)	178,014
6-Month BBR BBSW Index	5.50%	12/15/17	DEUT	AUD	1,300,000	101,297	(3,479)	104,776
6-Month BBR BBSW Index	3.75%	03/15/18	CME	AUD	3,000,000	30,210	12,314	17,896
6-Month BBR BBSW Index	3.50%	03/15/18	CME	AUD	1,700,000	(888)	4,639	(5,527)
3-Month LIBOR	1.40%	03/20/18	CME	USD	16,700,000	(7,813)	(386,346)	378,533
6-Month BBR BBSW Index	3.75%	12/11/18	CME	AUD	10,700,000	(5,436)	(24,089)	18,653
See Notes to Financial Statements.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	2.56%	10/20/20	DEUT	USD	$2,800,000	$80,112	$—	$80,112
6-Month BBR BBSW Index	3.75%	03/15/23	CME	AUD	3,800,000	(144,910)	(24,740)	(120,170)
6-Month BBR BBSW Index	4.25%	03/15/23	CME	AUD	1,500,000	27	8,178	(8,151)
6-Month BBR BBSW Index	4.00%	03/15/23	GSC	AUD	100,000	(2,129)	—	(2,129)
6-Month EURIBOR	2.00%	09/18/23	CME	EUR	1,000,000	8,081	13,643	(5,562)
3-Month LIBOR	(3.00)%	12/18/43	CITI	USD	2,700,000	285,506	182,158	103,348

					$228,210,000	$442,668	$(197,946)	$640,614

Total Swap agreements outstanding at June 30, 2013					$339,883,000	$(546,910)	$(552,264)	$5,354

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$21,616,175	$—	$21,616,175	$—
Asset-Backed Securities	22,759,879	—	21,369,767	1,390,112
Corporate Bonds	170,259,262	—	167,553,141	2,706,121
Foreign Bonds	112,427,388	—	112,427,374	14
Loan Agreements	995,000	—	995,000	—
Money Market Funds	194,196,616	194,196,616	—	—
Mortgage-Backed Securities	287,363,115	—	280,933,754	6,429,361
Municipal Bonds	16,134,144	—	16,134,144	—
Preferred Stocks	3,487,648	622,048	—	2,865,600
Purchased Options	319,526	—	319,526	—
Repurchase Agreements	42,500,000	—	42,500,000	—
U.S. Treasury Obligations	234,361,239	—	234,361,239	—

Total Assets — Investments in Securities	$1,106,419,992	$194,818,664	$898,210,120	$13,391,208

Other Financial Instruments***
Futures Contracts	$192,211	$192,211	$—	$—

Total Assets — Other Financial Instruments	$192,211	$192,211	$—	$—

Liabilities:
Investments in Securities:
Security Sold Short	$(9,383,590)	$—	$(9,383,590)	$—
TBA Sale Commitments	(8,240,703)	—	(8,240,703)	—
Written Options	(1,498,542)	(10,500)	(1,488,042)	—

Total Liabilities — Investments in Securities	$(19,122,835)	$(10,500)	$(19,112,335)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,030,180)	$—	$(1,030,180)	$—
Swap Agreements	(546,910)	—	(546,910)	—

Total Liabilities — Other Financial Instruments	$(1,577,090)	$—	$(1,577,090)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and preferred stock are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

See Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Mortgage-Backed Securities	Preferred Stock
Balance, 12/31/12	$14,016,404	$1,782,083	$2,846,064	$157,695	$6,290,562	$2,940,000
Accrued discounts/premiums	(4,594)	2,773	(2,626)	—	(4,741)	—
Realized gain (loss)(1)	(64,568)	(1,066)	(60,766)	—	(2,736)	—
Change in unrealized appreciation (depreciation)(2)	250	10,703	184,121	1,763	(121,937)	(74,400)
Purchases	916,553	—	(115,296)	—	1,031,849	—
Sales	(1,288,770)	(403,472)	(84,205)	(159,444)	(641,649)	—
Transfers in to Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Maturities	—	—	—	—	—	—
Paydowns	(184,067)	(909)	(61,171)	—	(121,987)	—

Balance, 06/30/13	$13,391,208	$1,390,112	$2,706,121	$14	$6,429,361	$2,865,600

(1)	Realized gain (loss) from the sale of Level 3 securities can be found on the Statement of Operations in Net realized gain (loss) from investment securities.
(2)	Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on investment securities.

See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 1.4%
Citibank Credit Card
Issuance Trust
6.15%, 06/15/39
(Cost $5,851,928)	$4,300,000	$5,163,986

CORPORATE BONDS — 59.8%
AbbVie, Inc.
4.40%, 11/06/42 144A	1,417,000	1,321,439
Aflac, Inc.
6.45%, 08/15/40Δ	5,705,000	6,723,884
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	105,000	80,062
Alcoa, Inc.
5.87%, 02/23/22Δ	10,000	9,746
6.75%, 01/15/28	235,000	234,063
5.95%, 02/01/37Δ	85,000	75,999
Ally Financial, Inc.
8.00%, 11/01/31Δ	177,000	213,728
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	533,801	562,711
American Express Co.
4.05%, 12/03/42Δ	3,915,000	3,436,794
Andarko Holding Co.
7.15%, 05/15/28Δ	250,000	286,996
Apple, Inc.
3.85%, 05/04/43	3,537,000	3,154,944
AT&T, Inc.
4.30%, 12/15/42Δ	1,242,000	1,085,887
6.50%, 09/01/37	7,037,000	8,009,872
4.30%, 12/15/42 144A	113,000	98,796
Bank of America Corporation
5.49%, 03/15/19	300,000	323,869
Bank of America NA
6.00%, 10/15/36	6,000,000	6,693,588
Barrick North America Finance LLC
5.70%, 05/30/41	3,634,000	2,958,832
Bruce Mansfield Unit
6.85%, 06/01/34	1,092,943	1,185,243
Burlington Northern Santa Fe LLC
4.38%, 09/01/42	1,262,000	1,159,297
California Institute of Technology
4.70%, 11/01/11	4,030,000	3,725,316
CenturyLink, Inc.
6.45%, 06/15/21Δ	260,000	272,350
6.88%, 01/15/28	65,000	63,862
7.60%, 09/15/39Δ	755,000	721,025
7.65%, 03/15/42	295,000	281,725
Chesapeake Energy Corporation
6.63%, 08/15/20	10,000	10,800
6.88%, 11/15/20Δ	15,000	16,350
2.75%, 11/15/35 CONV	75,000	74,812
2.50%, 05/15/37 CONVΔ	200,000	189,375
2.25%, 12/15/38 CONVΔ	50,000	44,062
Ciena Corporation
3.75%, 10/15/18 CONV 144A	155,000	194,719
Citigroup, Inc.
6.88%, 06/01/25	400,000	467,338
8.13%, 07/15/39	5,584,000	7,398,247

	Par	Value
Comcast Corporation
5.65%, 06/15/35	$660,000	$734,441
6.95%, 08/15/37Δ	625,000	789,262
4.50%, 01/15/43Δ	5,200,000	4,985,058
Continental Airlines 1999-2 Class B Pass Through Trust
7.57%, 09/15/21	74,641	77,440
Continental Airlines 2000-2 Class B Pass Through Trust
8.31%, 10/02/19	113,968	120,806
Corning, Inc.
7.25%, 08/15/36	850,000	1,037,540
Cummins, Inc.
5.65%, 03/01/98Δ	2,520,000	2,396,795
Darden Restaurants, Inc.
6.00%, 08/15/35	990,000	967,186
DCP Midstream LLC
6.45%, 11/03/36 144AΔ	490,000	516,683
Dillard’s, Inc.
7.75%, 07/15/26Δ	890,000	981,225
7.00%, 12/01/28Δ	500,000	527,500
Dow Chemical Co.
9.40%, 05/15/39	920,000	1,350,559
Florida Power & Light Co.
4.05%, 06/01/42	2,234,000	2,085,231
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,172,500
Ford Motor Co.
4.25%, 11/15/16 CONV	175,000	317,078
6.63%, 10/01/28	680,000	744,772
6.38%, 02/01/29	1,255,000	1,336,279
General Electric Capital Corporation
6.75%, 03/15/32Δ	3,000,000	3,607,266
6.15%, 08/07/37	3,000,000	3,405,828
5.88%, 01/14/38	150,000	165,671
Goldman Sachs Group, Inc.
5.38%, 03/15/20	415,000	450,934
6.75%, 10/01/37	500,000	513,722
Halliburton Co.
7.45%, 09/15/39	870,000	1,194,972
HCA, Inc.
7.58%, 09/15/25	1,000,000	1,065,000
7.05%, 12/01/27	500,000	492,500
Hewlett-Packard Co.
6.00%, 09/15/41	5,310,000	5,139,899
Home Depot, Inc.
4.20%, 04/01/43Δ	1,540,000	1,468,941
HSBC Bank USA NA
7.00%, 01/15/39	5,748,000	6,858,824
Intel Corporation
3.25%, 08/01/39 CONVΔ	1,155,000	1,474,075
International Lease Finance Corporation
5.88%, 08/15/22Δ	5,000	4,958
International Paper Co.
8.70%, 06/15/38	2,643,000	3,597,934
iStar Financial, Inc.
3.00%, 11/15/16 CONVΔ	100,000	118,875
7.13%, 02/15/18Δ	180,000	187,650
4.88%, 07/01/18	100,000	94,250
Jefferies Group LLC
6.45%, 06/08/27	50,000	49,500

See Notes to Financial Statements.

	Par	Value
3.88%, 11/01/29 CONV	$65,000	$69,509
6.25%, 01/15/36	185,000	179,450
6.50%, 01/20/43Δ	3,500,000	3,361,662
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	385,000	287,853
5.60%, 07/15/41	6,000,000	6,480,498
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	290,107
Kraft Foods Group, Inc.
6.88%, 01/26/39	4,568,000	5,559,973
6.50%, 02/09/40	1,513,000	1,811,427
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144AΔ	1,400,000	1,504,224
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	270,634
Masco Corporation
7.75%, 08/01/29	275,000	304,959
6.50%, 08/15/32	55,000	55,000
Massachusetts Institute of Technology
5.60%, 07/01/11	1,927,000	2,332,317
Mead Corporation
7.55%, 03/01/47@Δ	515,000	544,998
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	900,000	888,661
MetLife, Inc.
5.88%, 02/06/41	5,000,000	5,773,080
6.40%, 12/15/66	310,000	318,913
Morgan Stanley
4.75%, 11/16/18(A)	295,000	267,381
5.63%, 09/23/19	295,000	317,493
5.75%, 01/25/21	300,000	326,138
3.75%, 02/25/23	300,000	287,457
6.25%, 08/09/26	600,000	659,080
Motorola Solutions, Inc.
6.63%, 11/15/37	46,000	47,774
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	115,934
Nationwide Mutual Insurance Co.
6.60%, 04/15/34 144AΔ	150,000	151,500
New Albertsons, Inc.
7.45%, 08/01/29Δ	55,000	43,450
8.70%, 05/01/30	25,000	20,688
8.00%, 05/01/31	295,000	236,000
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	2,255,000	2,548,150
Owens Corning
7.00%, 12/01/36	3,940,000	4,228,530
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,280,733
ProLogis LP
5.63%, 11/15/15	35,000	37,928
Prudential Financial, Inc.
6.63%, 06/21/40	5,412,000	6,468,211
5.63%, 05/12/41Δ	987,000	1,028,638
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,657,500
6.38%, 05/15/33	1,000,000	940,000
Qwest Corporation
7.25%, 09/15/25	1,000,000	1,120,460
6.88%, 09/15/33	2,250,000	2,188,125

	Par	Value
RR Donnelley & Sons Co.
8.25%, 03/15/19Δ	$250,000	$263,750
SandRidge Energy, Inc.
7.50%, 02/15/23Δ	350,000	334,250
Sempra Energy
6.00%, 10/15/39	2,491,000	2,812,561
SLM Corporation
5.00%, 06/15/18	1,035,000	1,006,479
5.63%, 08/01/33	1,460,000	1,211,800
Sprint Capital Corporation
6.90%, 05/01/19	55,000	57,475
6.88%, 11/15/28	2,350,000	2,267,750
8.75%, 03/15/32	20,000	22,100
Target Corporation
7.00%, 01/15/38	780,000	1,021,472
Textron, Inc.
6.63%, 04/07/20(U)	160,000	277,941
Time Warner Cable, Inc.
6.55%, 05/01/37	1,049,000	1,053,664
6.75%, 06/15/39Δ	1,000,000	1,023,234
5.88%, 11/15/40	1,700,000	1,562,336
Time Warner Entertainment Co. LP
8.38%, 07/15/33Δ	1,049,000	1,239,604
Toro Co.
6.63%, 05/01/37@Δ	300,000	300,070
Travelers Cos., Inc.
6.25%, 06/15/37	3,575,000	4,330,065
United States Steel Corporation
2.75%, 04/01/19 CONVΔ	210,000	208,294
United Technologies Corporation
4.50%, 06/01/42	2,927,000	2,897,894
UnitedHealth Group, Inc.
6.50%, 06/15/37	767,000	921,462
6.63%, 11/15/37	2,526,000	3,083,150
5.70%, 10/15/40	1,210,000	1,336,801
3.95%, 10/15/42Δ	181,000	156,367
University of Pennsylvania
4.67%, 09/01/12	3,370,000	3,239,665
University of Southern California
5.25%, 10/01/11	2,779,000	3,179,190
US Airways 2012-1 Class A Pass Through Trust
5.90%, 04/01/26Δ	459,171	482,130
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/26	305,000	301,759
Valeant Pharmaceuticals International
6.38%, 10/15/20 144AΔ	490,000	486,938
Verizon Communications, Inc.
6.40%, 02/15/38	968,000	1,130,870
6.90%, 04/15/38	1,000,000	1,233,270
7.35%, 04/01/39	979,000	1,267,005
6.00%, 04/01/41Δ	2,770,000	3,118,926
Verizon Maryland, Inc.
5.13%, 06/15/33	150,000	145,672
Wachovia Bank NA
5.85%, 02/01/37	4,577,000	5,117,452
6.60%, 01/15/38	2,257,000	2,767,080
WellPoint, Inc.
5.95%, 12/15/34	846,000	944,775
6.38%, 06/15/37	2,766,000	3,228,306

See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Western Union Co.
6.20%, 11/17/36Δ	$3,000,000	$2,912,616
Weyerhaeuser Co.
8.50%, 01/15/25	520,000	678,944
6.88%, 12/15/33	580,000	664,561

Total Corporate Bonds
(Cost $200,866,522)		214,398,998

FOREIGN BONDS — 24.1% Australia — 1.7%
Barrick PD Australia Finance Propriety, Ltd. 5.95%, 10/15/39	2,870,000	2,445,421
New South Wales Treasury Corporation 6.00%, 02/01/18(A)	730,000	737,090
Queensland Treasury Corporation 5.75%, 11/21/14(A)	60,000	57,072
Rio Tinto Finance USA, Ltd.
5.20%, 11/02/40	2,946,000	2,885,990

		6,125,573

Brazil — 0.3%
Brazilian Government International Bond 10.25%, 01/10/28(B)	2,525,000	1,165,550

Canada — 6.7%
Canada Generic Residual STRIP 2.58%, 06/01/25(C)Ω†	3,685,000	2,556,234
Ontario Generic Residual STRIP 3.39%, 07/13/22(C)Ω†	2,600,000	1,789,617
3.04%, 03/08/29(C)Ω†	7,000,000	3,587,591
Saskatchewan Residual STRIP
1.17%, 04/10/14(C)Ω†	3,535,000	3,339,719
3.08%, 02/04/22(C)Ω†	3,000,000	2,153,157
Talisman Energy, Inc.
6.25%, 02/01/38	450,000	484,857
TransCanada PipeLines, Ltd.
6.20%, 10/15/37Δ	3,541,000	4,155,413
7.63%, 01/15/39	2,000,000	2,719,278
Xstrata Finance Canada, Ltd.
6.00%, 11/15/41 144A	3,591,000	3,226,596

		24,012,462

Ireland — 1.6%
Eircom Finance, Ltd.
9.25%, 05/15/20 144A(E)Δ	200,000	242,105
Ireland Government Bond
4.50%, 10/18/18(E)	870,000	1,209,185
5.00%, 10/18/20(E)	75,000	104,770
5.40%, 03/13/25(E)	1,300,000	1,836,830
XL Group PLC
6.38%, 11/15/24Δ	585,000	665,328
6.25%, 05/15/27Δ	1,530,000	1,752,112

		5,810,330

Italy — 0.5%
Italy Buoni Poliennali Del Tesoro
5.25%, 11/01/29(E)	25,000	34,018
5.75%, 02/01/33(E)	25,000	35,873
5.00%, 08/01/34(E)	25,000	32,992

	Par	Value
Telecom Italia Capital SA
6.38%, 11/15/33	$755,000	$708,889
6.00%, 09/30/34	1,010,000	920,922

		1,732,694

Luxembourg — 0.5%
ArcelorMittal
6.13%, 06/01/18Δ	435,000	449,681
6.00%, 03/01/21Δ	45,000	45,113
7.50%, 10/15/39Δ	430,000	412,800
7.25%, 03/01/41Δ	975,000	921,375

		1,828,969

Malaysia — 0.1%
Telekom Malaysia Bhd
7.88%, 08/01/25 144A	225,000	285,164

Mexico — 0.9%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	195,329
Mexican Bonos
8.00%, 12/07/23(M)	31,800,000	2,856,236

		3,051,565

Netherlands — 4.0%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.25%, 05/24/41Δ	1,023,000	1,054,618
Deutsche Telekom International Finance BV
4.88%, 03/06/42 144AΔ	3,800,000	3,720,971
EDP Finance BV
4.75%, 09/26/16(E)	300,000	401,235
6.00%, 02/02/18 144AΔ	800,000	828,000
4.90%, 10/01/19 144A	1,000,000	987,500
Enel Finance International NV
6.80%, 09/15/37 144A	100,000	100,436
6.00%, 10/07/39 144AΔ	2,210,000	2,047,395
Koninklijke Philips Electronics NV
6.88%, 03/11/38	3,250,000	4,074,863
5.00%, 03/15/42	1,000,000	1,025,860

		14,240,878

Norway — 1.2%
Norway Government Bond
5.00%, 05/15/15(K)	540,000	94,819
4.25%, 05/19/17(K)	11,940,000	2,157,725
Statoil ASA
3.95%, 05/15/43	2,257,000	2,049,925

		4,302,469

Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT
4.80%, 06/15/20(E)	75,000	90,753
3.85%, 04/15/21(E)	255,000	285,238
4.95%, 10/25/23(E)	355,000	415,283

		791,274

Spain — 0.8%
Autonomous Community of Madrid Spain
4.30%, 09/15/26(E)	665,000	708,203

See Notes to Financial Statements.

	Par	Value
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	$75,000	$77,070
7.05%, 06/20/36	1,720,000	1,896,976

		2,682,249

Supranational — 2.0%
Inter-American Development Bank
6.00%, 12/15/17(Z)	6,365,000	5,317,685
International Bank For Reconstruction & Development
1.43%, 03/05/14(G)	2,470,000	1,961,295

		7,278,980

United Kingdom — 3.6%
Barclays Bank PLC
3.68%, 08/20/15(W)	740,000,000	678,885
10.18%, 06/12/21 144A	5,357,000	6,823,023
BG Energy Capital PLC
5.13%, 10/15/41 144A	585,000	602,074
HBOS PLC
6.75%, 05/21/18 144A	700,000	744,686
6.00%, 11/01/33 144A	925,000	858,330
Rio Tinto Finance USA PLC
4.13%, 08/21/42	392,000	337,397
Standard Chartered PLC
5.30%, 01/09/43 144AΔ	3,201,000	2,995,608

		13,040,003

Total Foreign Bonds
(Cost $80,699,999)		86,348,160

MORTGAGE-BACKED SECURITY — 0.4%
Community Program
Loan Trust
4.50%, 04/01/29
(Cost $1,333,865)	1,491,174	1,506,529

MUNICIPAL BONDS — 6.9%
California Educational Facilities Authority, Stanford University, Revenue Bond 5.25%, 04/01/40	3,690,000	4,512,427
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bond, Series B (AGM Insured) 5.88%, 06/15/45Ω†	9,800,000	1,616,902
5.89%, 06/15/46Ω†	1,240,000	192,746
5.89%, 06/15/47Ω†	400,000	58,760
Metropolitan Transportation Authority, Revenue Bond, Series E 6.81%, 11/15/40	520,000	627,557
New Jersey State Turnpike Authority, Revenue Bond, Series A 7.10%, 01/01/41	706,000	909,589
New York City Water & Sewer System, Revenue Bond, Series FF 5.00%, 06/15/45	1,190,000	1,239,647

	Par	Value
Ohio State University, Revenue Bond, Series A 4.80%, 06/01/11	$1,470,000	$1,267,654
Port Authority of New York & New Jersey, Revenue Bond 4.46%, 10/01/62	2,190,000	1,957,159
San Bernardino Community College District, General Obligation, Series B 6.13%, 08/01/48Ω†	2,845,000	365,042
Southwestern Community College District, General Obligation, Series C 5.87%, 08/01/46Ω†	3,975,000	635,523
State of California, General Obligation 7.50%, 04/01/34	2,135,000	2,769,693
7.55%, 04/01/39	1,190,000	1,594,648
State of Illinois, General Obligation 5.10%, 06/01/33	635,000	589,890
State of Illinois, General Obligation, Series B 5.52%, 04/01/38	425,000	377,850
University of California, Revenue Bond, Series AD 4.86%, 05/15/12	5,912,000	5,187,130
Westside Union School District, General Obligation, Series B 5.85%, 08/01/40Ω†	1,600,000	359,552
6.04%, 08/01/45Ω†	2,170,000	372,480

Total Municipal Bonds
(Cost $23,620,495)		24,634,249

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bonds 5.38%, 02/15/31	4,550,000	5,928,864
3.13%, 11/15/41	6,728,000	6,309,074
2.75%, 11/15/42	1,200,000	1,034,906
3.13%, 02/15/43	1,150,000	1,073,723
2.88%, 05/15/43	1,345,000	1,190,535

Total U.S. Treasury Obligations
(Cost $16,845,551)		15,537,102

	Shares
PREFERRED STOCKS — 0.1%
Ally Financial, Inc.,
7.00% 144AΔ	82	77,939
Chesapeake Energy Corporation,
5.00% CONV	620	53,673
Chesapeake Energy Corporation,
5.75% CONV 144AΔ	80	82,050
El Paso Energy Capital Trust I,
4.75%, 03/31/28 CONV	5,350	312,922

Total Preferred Stocks
(Cost $373,592)		526,584

See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 9.9%
GuideStone Money Market Fund (GS4 Class)¥	7,846,288	$7,846,288
Northern Institutional Liquid Assets Portfolio§	27,676,254	27,676,254

Total Money Market Funds
(Cost $35,522,542)		35,522,542

TOTAL INVESTMENTS — 106.9%
(Cost $365,114,494)		383,638,150
Liabilities in Excess of Other Assets — (6.9)%		(24,920,803)

NET ASSETS — 100.0%		$358,717,347

PORTFOLIO SUMMARY (based on net assets)
%
Corporate Bonds	59.8
Foreign Bonds	24.1
Money Market Funds	9.9
Municipal Bonds	6.9
U.S. Treasury Obligations	4.3
Asset-Backed Security	1.4
Mortgage-Backed Security	0.4
Preferred Stocks	0.1

106.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$5,163,986	$—	$5,163,986	$—
Corporate Bonds	214,398,998	—	212,231,621	2,167,377
Foreign Bonds	86,348,160	—	86,348,160	—
Money Market Funds	35,522,542	35,522,542	—	—
Mortgage-Backed Security	1,506,529	—	1,506,529	—
Municipal Bonds	24,634,249	—	24,634,249	—
Preferred Stocks	526,584	448,645	—	77,939
U.S. Treasury Obligations	15,537,102	—	15,537,102	—

Total Assets — Investments in Securities	$383,638,150	$35,971,187	$345,421,647	$2,245,316

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending June 30, 2013.

See Notes to Financial Statements.

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 95.1%
U.S. Treasury Inflationary Index Bonds
2.00%, 07/15/14	$200	$255
1.63%, 01/15/15	410,000	519,516
0.50%, 04/15/15	10,656,900	11,728,182
1.88%, 07/15/15	2,943,700	3,743,718
2.00%, 01/15/16	4,235,000	5,333,150
0.13%, 04/15/16	27,530,600	29,769,068
2.50%, 07/15/16	5,067,200	6,453,696
0.13%, 04/15/17	8,173,300	8,591,749
0.13%, 04/15/18	12,040,000	12,434,460
1.38%, 07/15/18	1,300,000	1,532,476
2.13%, 01/15/19	475,900	583,414
1.88%, 07/15/19	2,240,000	2,753,452
1.38%, 01/15/20	3,370,000	3,953,029
1.25%, 07/15/20	2,430,000	2,818,266
1.13%, 01/15/21‡‡	8,245,000	9,384,990
0.63%, 07/15/21	1,320,000	1,407,491
0.13%, 01/15/22	11,059,200	11,143,390
0.13%, 07/15/22	4,945,000	4,894,465
0.13%, 01/15/23	20,954,000	20,489,572
2.38%, 01/15/25‡‡	8,280,200	12,188,504
2.00%, 01/15/26	2,275,000	3,083,682
2.38%, 01/15/27	3,040,000	4,228,984
1.75%, 01/15/28	4,915,000	6,124,353
3.63%, 04/15/28	3,455,000	6,907,243
2.50%, 01/15/29	5,135,000	6,871,711
3.88%, 04/15/29	4,360,000	8,905,704
3.38%, 04/15/32	512,100	944,502
2.13%, 02/15/40	2,647,600	3,470,055
2.13%, 02/15/41	3,728,900	4,834,595
0.75%, 02/15/42	6,574,400	5,977,554
0.63%, 02/15/43	5,050,000	4,310,337

Total U.S. Treasury Obligations
(Cost $209,677,021)		205,381,563

FOREIGN GOVERNMENT INFLATION-LINKED BOND — 2.7%
Italy — 2.7%
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/16(E)	4,200,000	5,871,688

Total Foreign Government Inflation-Linked Bond
(Cost $5,950,669)		5,871,688

	Number of Contracts
PURCHASED OPTIONS — 0.1%
Call Options — 0.0%
2-Year Eurodollar Mid-Curve Option, Strike Price $98.88, Expires 09/13/13 (KS)	210	65,625

Put Options — 0.1%
Euro vs. U.S. Dollar, Strike Price $1.30, Expires 09/13/13 (KS)	1,500,000	31,866

	Number of Contracts	Value
U.S. Dollar vs. Japanese Yen, Strike Price $101.00, Expires 09/09/13 (KS)	2,000,000	$36,952
U.S. Dollar vs. Japanese Yen, Strike Price $98.00, Expires 09/09/13 (KS)	1,000,000	25,792

		94,610

Total Purchased Options
(Cost $145,560)		160,235

	Shares
MONEY MARKET FUND — 4.0%
GuideStone Money Market Fund (GS4 Class)¥ (Cost $8,533,655)	8,533,655	8,533,655

TOTAL INVESTMENTS — 101.9%
(Cost $224,306,905)		219,947,141

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
2-Year Eurodollar Mid-Curve Option, Strike Price $99.13, Expires 09/13/13 (KS)	(423)	(34,369)
Euro vs. U.S. Dollar, Strike Price $1.32, Expires 07/03/13 (BAR)	(2,300,000)	(1,467)
Euro vs. U.S. Dollar, Strike Price $1.36, Expires 09/13/13 (BAR)	(1,500,000)	(3,606)
Norwegian Krone vs. Australian Dollar, Strike Price $5.20, Expires 09/19/13 (KS)	(1,000,000)	(4,151)
U.S. Dollar vs. Japanese Yen, Strike Price $91.00, Expires 09/09/13 (KS)	(1,000,000)	(3,564)
U.S. Dollar vs. Japanese Yen, Strike Price $94.00, Expires 09/09/13 (KS)	(2,000,000)	(15,172)
U.S. Dollar vs. Japanese Yen, Strike Price $96.00, Expires 08/06/13 (KS)	(1,000,000)	(6,960)

		(69,289)

Total Written Options
(Premiums received $(141,086))		(69,289)

Liabilities in Excess of Other Assets — (1.9)%		(4,018,925)

NET ASSETS — 100.0%		$215,858,927

PORTFOLIO SUMMARY (based on net assets)

	%
U.S. Treasury Obligations	95.1
Money Market Fund	4.0
Foreign Government Inflation-Linked Bond	2.7
Futures Contracts	0.5
Purchased Options	0.1
Written Options	—	**
Forward Foreign Currency Contracts	(2.3)

	100.1

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

INFLATION PROTECTED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Government Inflation-Linked Bond	$5,871,688	$—	$5,871,688	$—
Money Market Fund	8,533,655	8,533,655	—	—
Purchased Options	160,235	—	160,235	—
U.S. Treasury Obligations	205,381,563	—	205,381,563	—

Total Assets — Investments in Securities	$219,947,141	$8,533,655	$211,413,486	$—

Other Financial Instruments***
Futures Contracts	$60,050	$60,050	$—	$—

Total Assets — Other Financial Instruments	$60,050	$60,050	$—	$—

Liabilities:
Investments in Securities:
Written Options	$(69,289)	$—	$(69,289)	$—

Total Liabilities — Investments in Securities	$(69,289)	$—	$(69,289)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(112,414)	$—	$(112,414)	$—

Total Liabilities — Other Financial Instruments	$(112,414)	$—	$(112,414)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Par	Value
CORPORATE BONDS — 30.1%
Acadia Healthcare Co., Inc.
12.88%, 11/01/18	$106,000	$127,730
Access Midstream Partners LP
6.13%, 07/15/22	150,000	152,625
4.88%, 05/15/23Δ	160,000	149,200
AES Corporation
8.00%, 06/01/20Δ	350,000	400,750
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	75,000	57,188
Alcoa, Inc.
5.87%, 02/23/22Δ	5,000	4,873
6.75%, 01/15/28	185,000	184,262
5.95%, 02/01/37Δ	65,000	58,117
Ally Financial, Inc.
7.50%, 12/31/13Δ	15,000	15,412
6.75%, 12/01/14	399,000	419,189
5.50%, 02/15/17Δ	70,000	73,436
8.00%, 12/31/18	104,000	118,040
8.00%, 03/15/20Δ	200,000	233,250
7.50%, 09/15/20	415,000	479,844
8.00%, 11/01/31	345,000	416,588
Altegrity, Inc.
10.50%, 11/01/15 144A	65,000	58,825
American Axle & Manufacturing, Inc.
7.75%, 11/15/19Δ	70,000	77,350
6.25%, 03/15/21Δ	30,000	30,638
6.63%, 10/15/22Δ	150,000	153,000
American International Group, Inc.
5.45%, 05/18/17	25,000	27,607
Anadarko Petroleum Corporation
5.95%, 09/15/16	10,000	11,225
6.38%, 09/15/17	120,000	138,127
Appleton Papers, Inc.
11.25%, 12/15/15	102,000	113,730
Arch Coal, Inc.
9.88%, 06/15/19 144AΔ	400,000	382,000
AT&T, Inc.
3.88%, 08/15/21	60,000	61,991
6.55%, 02/15/39	220,000	253,454
Atlas Pipeline Partners LP
4.75%, 11/15/21 144AΔ	110,000	99,138
Ball Corporation
5.75%, 05/15/21Δ	380,000	401,850
Bank of America Corporation
4.63%, 08/07/17(E)	300,000	432,173
5.49%, 03/15/19	100,000	107,956
5.00%, 05/13/21	100,000	106,800
5.20%, 12/29/49†	550,000	519,750
Baxter International, Inc.
4.50%, 06/15/43Δ	230,000	230,670
Beazer Homes USA, Inc.
7.25%, 02/01/23 144A	50,000	50,750
Calpine Corporation
7.88%, 01/15/23 144A	392,000	423,360
Calumet Specialty Products Partners LP
9.38%, 05/01/19	270,000	290,250
CCO Holdings LLC
7.00%, 01/15/19	230,000	244,950
6.50%, 04/30/21Δ	190,000	199,025

	Par	Value
Cemex Finance LLC
9.38%, 10/12/22Δ	$350,000	$383,250
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	5,000	5,400
6.88%, 11/15/20Δ	75,000	81,750
5.75%, 03/15/23Δ	140,000	142,100
2.75%, 11/15/35 CONV	110,000	109,725
2.50%, 05/15/37 CONVΔ	290,000	274,594
2.25%, 12/15/38 CONVΔ	25,000	22,031
Ciena Corporation
0.88%, 06/15/17 CONVΔ	135,000	130,444
3.75%, 10/15/18 CONV 144A	415,000	521,344
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	155,000	147,250
Citigroup, Inc.
7.38%, 09/04/19(E)	380,000	626,087
3.50%, 05/15/23	1,305,000	1,174,449
5.35%, 04/29/49†	360,000	339,013
Cleaver-Brooks, Inc.
8.75%, 12/15/19 144A	110,000	115,775
Cliffs Natural Resources, Inc.
3.95%, 01/15/18Δ	200,000	191,277
Colorado Interstate Gas Co. LLC
5.95%, 03/15/15	20,000	21,643
6.80%, 11/15/15	125,000	141,619
Comcast Corporation
5.15%, 03/01/20	170,000	194,637
Compiler Finance Sub, Inc.
7.00%, 05/01/21 144A	10,000	9,750
Concho Resources, Inc.
5.50%, 10/01/22Δ	520,000	517,400
ConocoPhillips
6.50%, 02/01/39	20,000	25,247
CONSOL Energy, Inc.
8.25%, 04/01/20Δ	210,000	221,025
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/23	478,099	530,690
Continental Airlines 2009-1 Pass Through Trust
9.00%, 01/08/18	1,037,656	1,190,710
Continental Resources, Inc.
4.50%, 04/15/23 144AΔ	170,000	165,538
Continental Rubber of America Corporation
4.50%, 09/15/19 144AΔ	350,000	362,136
Countrywide Financial Corporation
6.25%, 05/15/16Δ	280,000	305,537
CSC Holdings LLC
6.75%, 11/15/21	250,000	270,625
CST Brands, Inc.
5.00%, 05/01/23 144A	20,000	19,600
Cummins, Inc.
5.65%, 03/01/98	1,340,000	1,274,486
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144AΔ	120,000	120,600
Delta Air Lines 2007-1 Class B Pass Through Trust
8.02%, 02/10/24	73,678	80,493

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
DISH DBS Corporation
5.88%, 07/15/22 144A	$600,000	$612,000
Dynegy Holdings Escrow
6.25%, 06/01/19+Ω†#	893,000	—
El Paso LLC
7.75%, 01/15/32	50,000	53,371
El Paso Natural Gas Co. LLC
8.63%, 01/15/22Δ	90,000	116,306
8.38%, 06/15/32	75,000	99,624
El Pollo Loco, Inc.
17.00%, 01/01/18 PIK 144AΔ	181,667	192,567
Embarq Corporation
8.00%, 06/01/36	995,000	1,052,696
Enterprise Products Operating LLC
9.75%, 01/31/14	100,000	105,071
8.38%, 08/01/66†	60,000	66,946
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,257,991
EXCO Resources, Inc.
7.50%, 09/15/18Δ	200,000	188,000
First Quality Finance Co., Inc.
4.63%, 05/15/21 144AΔ	30,000	28,650
FirstEnergy Corporation
7.38%, 11/15/31	185,000	195,599
Ford Motor Co.
4.25%, 11/15/16 CONV	830,000	1,503,856
6.63%, 10/01/28Δ	850,000	930,965
Ford Motor Credit Co. LLC
12.00%, 05/15/15Δ	100,000	118,668
8.13%, 01/15/20	520,000	628,328
Freescale Semiconductor, Inc.
10.13%, 12/15/16	56,000	57,610
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	44,028
Frontier Communications Corporation
7.88%, 01/15/27	405,000	394,369
General Electric Capital Corporation
7.63%, 12/10/14(Z)	1,025,000	837,472
4.88%, 03/04/15	370,000	394,010
6.50%, 09/28/15(Z)	255,000	206,404
6.75%, 09/26/16(Z)	150,000	123,979
3.15%, 09/07/22Δ	330,000	312,436
6.75%, 03/15/32	30,000	36,073
6.88%, 01/10/39	200,000	247,300
General Motors Financial Co., Inc.
2.75%, 05/15/16 144A	10,000	9,856
4.25%, 05/15/23 144A	30,000	28,012
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	847,301
Gerdau Holdings, Inc.
7.00%, 01/20/20Δ	240,000	254,400
Goldman Sachs Group, Inc.
4.75%, 10/12/21(E)Δ	150,000	205,151
6.75%, 10/01/37	355,000	364,743
Goodyear Tire & Rubber Co.
7.00%, 03/15/28Δ	690,000	685,688
Gulfmark Offshore, Inc.
6.38%, 03/15/22Δ	220,000	219,450

	Par	Value
Hanover Insurance Group, Inc.
7.50%, 03/01/20	$385,000	$443,081
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20 144AΔ	70,000	67,112
HCA, Inc.
6.38%, 01/15/15	150,000	157,500
7.19%, 11/15/15	205,000	221,912
7.50%, 12/15/23	555,000	579,975
8.36%, 04/15/24	90,000	102,150
7.69%, 06/15/25Δ	775,000	840,875
7.58%, 09/15/25	570,000	607,050
Hercules Offshore, Inc.
10.50%, 10/15/17 144A	80,000	85,800
8.75%, 07/15/21+ 144A	785,000	785,000
Hiland Partners LP
7.25%, 10/01/20 144A	100,000	103,500
Idearc, Inc. Escrow
0.00%, 11/15/16+Ω†#	185,000	—
ING Capital Funding Trust III
3.87%, 12/29/49†Δ	160,000	154,400
Intel Corporation
2.95%, 12/15/35 CONVΔ	580,000	632,562
3.25%, 08/01/39 CONVΔ	460,000	587,077
International Lease Finance Corporation
5.65%, 06/01/14Δ	80,000	81,700
8.63%, 09/15/15	450,000	494,438
3.88%, 04/15/18Δ	10,000	9,419
5.88%, 04/01/19Δ	210,000	213,150
6.25%, 05/15/19	155,000	160,038
5.88%, 08/15/22Δ	215,000	213,172
iStar Financial, Inc.
5.70%, 03/01/14Δ	62,000	63,085
6.05%, 04/15/15	20,000	20,500
5.88%, 03/15/16Δ	22,000	22,550
3.88%, 07/01/16Δ	30,000	28,875
3.00%, 11/15/16 CONV	80,000	95,100
7.13%, 02/15/18Δ	150,000	156,375
4.88%, 07/01/18	95,000	89,538
JC Penney Corporation, Inc.
6.38%, 10/15/36Δ	650,000	510,250
7.40%, 04/01/37	5,000	4,088
7.63%, 03/01/97Δ	1,300,000	968,500
Jefferies Group LLC
5.13%, 04/13/18Δ	55,000	57,750
6.88%, 04/15/21	270,000	298,294
5.13%, 01/20/23	305,000	303,214
6.45%, 06/08/27	35,000	34,650
3.88%, 11/01/29 CONV	55,000	58,816
6.25%, 01/15/36	135,000	130,950
Jones Group, Inc.
6.13%, 11/15/34Δ	135,000	108,000
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	360,000	269,162
4.50%, 01/24/22	160,000	167,837
3.38%, 05/01/23Δ	400,000	373,230
JPMorgan Chase Bank NA
4.38%, 11/30/21(E)†	350,000	472,992
K Hovnanian Enterprises, Inc.
5.00%, 11/01/21	795,000	724,444
Key Energy Services, Inc.
6.75%, 03/01/21Δ	170,000	164,050

See Notes to Financial Statements.

	Par	Value
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	$75,000	$84,174
6.95%, 01/15/38	90,000	106,746
Lantheus Medical Imaging, Inc.
9.75%, 05/15/17	80,000	71,000
Lennar Corporation
5.60%, 05/31/15	1,400,000	1,477,000
Level 3 Financing, Inc.
9.38%, 04/01/19Δ	20,000	21,700
7.00%, 06/01/20	730,000	731,825
8.63%, 07/15/20	220,000	235,125
Lynx II Corporation
7.00%, 04/15/23 144A(U)	130,000	197,725
Magnum Hunter Resources Corporation
9.75%, 05/15/20 144A	120,000	122,400
Masco Corporation
5.85%, 03/15/17	90,000	95,400
7.75%, 08/01/29	250,000	277,235
6.50%, 08/15/32	175,000	175,000
MBIA Insurance Corporation
11.54%, 01/15/33 144A†	435,000	376,275
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	750,893
6.11%, 01/29/37	1,300,000	1,283,621
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	183,286
Molycorp, Inc.
10.00%, 06/01/20Δ	150,000	146,250
Morgan Stanley
4.75%, 04/01/14Δ	40,000	40,877
4.75%, 11/16/18(A)	275,000	249,253
5.75%, 01/25/21	700,000	760,989
6.25%, 08/09/26	400,000	439,387
Motorola Solutions, Inc.
6.63%, 11/15/37	105,000	109,050
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,391,208
NBCUniversal Enterprise, Inc.
1.97%, 04/15/19 144A	410,000	399,577
NES Rentals Holdings, Inc.
7.88%, 05/01/18 144A	60,000	59,400
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	1,600,000	1,808,000
Owens Corning
7.00%, 12/01/36	220,000	236,111
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 CONV 144A	840,000	854,700
Pacific Gas & Electric Co.
4.60%, 06/15/43	150,000	148,263
Pactiv LLC
8.38%, 04/15/27Δ	200,000	179,000
Parker Drilling Co.
9.13%, 04/01/18Δ	400,000	425,000
Peabody Energy Corporation
6.50%, 09/15/20Δ	490,000	493,675
Pemex Project Funding Master Trust
6.63%, 06/15/35	516,000	544,380

	Par	Value
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	$685,000	$892,744
Pioneer Natural Resources Co.
5.88%, 07/15/16	900,000	1,004,414
Plains Exploration & Production Co.
8.63%, 10/15/19Δ	55,000	60,549
ProLogis LP
6.63%, 05/15/18	15,000	17,283
QEP Resources, Inc.
6.88%, 03/01/21Δ	290,000	313,925
Quicksilver Resources, Inc.
11.00%, 07/01/21 144AΔ	90,000	80,100
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	249,750
Qwest Corporation
7.25%, 09/15/25Δ	105,000	117,648
6.88%, 09/15/33Δ	2,500,000	2,431,250
7.25%, 10/15/35	110,000	111,100
Rain CII Carbon LLC
8.50%, 01/15/21(E)	100,000	130,815
Range Resources Corporation
6.75%, 08/01/20Δ	510,000	549,525
Regency Energy Partners LP
5.50%, 04/15/23	450,000	445,500
Reliance Holdings USA, Inc.
4.50%, 10/19/20 144AΔ	290,000	285,675
Republic Services, Inc.
4.75%, 05/15/23	90,000	95,430
Resolute Forest Products, Inc.
5.88%, 05/15/23 144A	70,000	62,825
Reynolds Group Issuer, Inc.
9.00%, 04/15/19	330,000	342,375
5.75%, 10/15/20	60,000	60,600
Rock Tenn Co.
4.00%, 03/01/23	600,000	579,265
Ryerson, Inc.
9.00%, 10/15/17 144A	440,000	448,250
Sanchez Energy Corporation
7.75%, 06/15/21 144A	100,000	97,750
SandRidge Energy, Inc.
7.50%, 02/15/23Δ	250,000	238,750
Service Corporation International
7.50%, 04/01/27	75,000	82,312
ServiceMaster Co.
7.00%, 08/15/20Δ	520,000	495,950
Simon Property Group LP
5.75%, 12/01/15Δ	25,000	27,560
SLM Corporation
8.45%, 06/15/18	769,000	857,435
8.00%, 03/25/20	10,000	10,862
5.50%, 01/25/23Δ	950,000	909,104
Southern Copper Corporation
5.38%, 04/16/20	70,000	74,530
6.75%, 04/16/40	450,000	446,944
5.25%, 11/08/42	200,000	165,116
Springleaf Finance Corporation
5.75%, 09/15/16Δ	700,000	686,000
6.50%, 09/15/17	400,000	388,000
6.90%, 12/15/17	200,000	197,250
Sprint Capital Corporation
6.88%, 11/15/28	50,000	48,250
8.75%, 03/15/32	745,000	823,225

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Steel Dynamics, Inc.
7.63%, 03/15/20Δ	$100,000	$107,000
6.38%, 08/15/22 144A	400,000	424,000
Targa Resources Partners LP
4.25%, 11/15/23 144AΔ	110,000	98,725
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	130,000	123,825
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	100,000	122,536
Tenet Healthcare Corporation
6.88%, 11/15/31Δ	85,000	73,525
Tesoro Logistics LP
5.88%, 10/01/20 144A	180,000	178,200
Textron Financial Corporation
5.13%, 08/15/14	30,000	30,880
Textron, Inc.
6.63%, 04/07/20(U)	130,000	225,827
Time Warner Cable, Inc.
8.75%, 02/14/19	190,000	233,488
8.25%, 04/01/19	40,000	48,216
Time Warner, Inc.
4.00%, 01/15/22Δ	100,000	102,153
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	335,000	304,012
TransDigm, Inc.
7.50%, 07/15/21 144A	970,000	994,250
tw telecom holdings, Inc.
5.38%, 10/01/22	380,000	379,050
United Air Lines 2007-1 Pass-Through Trust
6.64%, 01/02/24	232,329	248,592
United Air Lines 2009-1 Pass-Through Trust
10.40%, 05/01/18	53,688	61,741
United Rentals North America, Inc.
8.38%, 09/15/20Δ	270,000	293,625
United States Steel Corporation
2.75%, 04/01/19 CONV	190,000	188,456
Univision Communications, Inc.
7.88%, 11/01/20 144AΔ	150,000	163,125
5.13%, 05/15/23 144AΔ	60,000	57,000
US Airways 2012-1 Class A Pass Through Trust
5.90%, 04/01/26Δ	334,396	351,116
US Airways 2012-1 Class B Pass Through Trust
8.00%, 04/01/21Δ	584,578	634,267
US Airways 2012-1 Class C Pass Through Trust
9.13%, 10/01/15	514,609	545,486
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/26	270,000	267,131
US Oncology, Inc. Escrow
9.12%, 08/15/17+	155,000	—
USG Corporation
6.30%, 11/15/16Δ	1,250,000	1,281,250
Valeant Pharmaceuticals International
6.38%, 10/15/20 144A	360,000	357,750

	Par	Value
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18Δ	$105,000	$111,825
Verizon Communications, Inc.
6.00%, 04/01/41	360,000	405,348
Verizon Pennsylvania LLC
6.00%, 12/01/28	35,000	36,789
Wachovia Corporation
5.25%, 08/01/14	120,000	125,377
Watco Cos., LLC
6.38%, 04/01/23 144A	100,000	100,000
WellPoint, Inc.
7.00%, 02/15/19	80,000	96,160
Westvaco Corporation
8.20%, 01/15/30	145,000	172,011
7.95%, 02/15/31	45,000	52,081
Weyerhaeuser Co.
8.50%, 01/15/25	405,000	528,793
6.95%, 10/01/27Δ	55,000	63,075
7.38%, 03/15/32	370,000	445,382
6.88%, 12/15/33	490,000	561,439
Williams Cos., Inc.
7.50%, 01/15/31	60,000	68,531
WPX Energy, Inc.
6.00%, 01/15/22 144A	150,000	152,250

Total Corporate Bonds
(Cost $72,129,288)		80,219,302

FOREIGN BONDS — 35.8%
Argentina — 0.2%
Argentina Boden Bonds
7.00%, 10/03/15Δ	452,000	392,788
Pan American Energy LLC
7.88%, 05/07/21Δ	156,000	151,710
7.88%, 05/07/21 144A	61,000	59,322

		603,820

Australia — 1.4%
FMG Resources August 2006 Proprietary, Ltd.
7.00%, 11/01/15 144AΔ	30,000	30,450
8.25%, 11/01/19 144AΔ	40,000	41,400
6.88%, 04/01/22 144AΔ	370,000	360,288
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	2,620,000	2,645,448
Queensland Treasury Corporation
7.13%, 09/18/17 144A(Z)	275,000	236,519
Rio Tinto Finance (USA), Ltd.
9.00%, 05/01/19	190,000	247,121
St Barbara, Ltd.
8.88%, 04/15/18 144AΔ	200,000	185,000

		3,746,226

Bermuda — 0.8%
Alliance Oil Co, Ltd.
7.00%, 05/04/20 144A	320,000	292,400
Digicel Group Ltd.
8.25%, 09/30/20	350,000	364,000
Qtel International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	208,360
Sirius International Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,367,781

		2,232,541

See Notes to Financial Statements.

	Par	Value
Brazil — 2.2%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/14(B)	$131,000	$61,835
10.00%, 01/01/17(B)	4,207,000	1,937,603
10.00%, 01/01/21(B)	1,000,000	450,101
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21Δ	200,000	194,500
Federal Republic of Brazil
10.25%, 01/10/28(B)Δ	5,250,000	2,423,421
Hypermarcas SA
6.50%, 04/20/21 144A	150,000	152,250
Samarco Mineracao SA
4.13%, 11/01/22 144A	275,000	246,813
Telemar Norte Leste SA
5.50%, 10/23/20	100,000	93,500
5.50%, 10/23/20 144A	110,000	102,850
Vale SA
5.63%, 09/11/42Δ	395,000	346,569

		6,009,442

Canada — 3.2%
Atlantic Power Corporation
9.00%, 11/15/18 144A	310,000	316,200
Canadian Government Bond
2.50%, 06/01/15(C)	4,720,000	4,597,427
Kodiak Oil & Gas Corporation
8.13%, 12/01/19	90,000	98,100
Methanex Corporation
5.25%, 03/01/22	75,000	78,756
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	667,473
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	2,192,891
Stone Container Finance Company of Canada II Escrow
5.41%, 07/15/14+Ω	330,000	6,600
Thompson Creek Metals Co., Inc.
12.50%, 05/01/19Δ	120,000	115,800
VPII Escrow Corporation
7.50%, 07/15/21 144A	390,000	404,137

		8,477,384

Cayman Islands — 1.2%
Braskem Finance, Ltd.
7.00%, 05/07/20	350,000	372,750
5.75%, 04/15/21Δ	200,000	196,000
Fibria Overseas Finance, Ltd.
6.75%, 03/03/21	250,000	270,375
Odebrecht Finance, Ltd.
4.38%, 04/25/25 144A	870,000	780,825
Petrobras International Finance Co.
6.88%, 01/20/40Δ	390,000	397,596
6.75%, 01/27/41	270,000	271,096
Suzano Trading, Ltd.
5.88%, 01/23/21 144AΔ	250,000	237,500
Vale Overseas, Ltd.
6.88%, 11/21/36	592,000	602,353

		3,128,495

	Par	Value
Chile — 0.5%
AES Gener SA
5.25%, 08/15/21 144AΔ	$220,000	$228,003
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	120,000	137,872
4.75%, 01/11/22Δ	255,000	254,540
Colbun SA
6.00%, 01/21/20Δ	100,000	107,010
6.00%, 01/21/20 144AΔ	110,000	117,711
Corporation Nacional del Cobre de Chile
3.88%, 11/03/21 144AΔ	220,000	215,680
Inversiones CMPC SA
4.75%, 01/19/18 144A	200,000	211,308

		1,272,124

Colombia — 0.5%
Ecopetrol SA
7.63%, 07/23/19Δ	680,000	805,831
Empresa de Energia de Bogota SA
6.13%, 11/10/21 144A	250,000	260,000
Empresas Publicas de Medellin ESP
7.63%, 07/29/19 144A	120,000	138,000
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	260,000	269,750

		1,473,581

Croatia (Hrvatska) — 0.1%
Croatia Government International Bond
5.50%, 04/04/23 144AΔ	300,000	292,500

Czech Republic — 0.1%
EP Energy AS
5.88%, 11/01/19 144A(E)	120,000	165,959

France — 0.6%
AXA SA
6.21%, 10/29/49(E)†Δ	210,000	274,507
Compagnie Generale de Geophysique—Veritas
9.50%, 05/15/16	650,000	681,687
Electricite de France SA
5.25%, 01/29/49 144A†	380,000	363,951
Europcar Groupe SA
11.50%, 05/15/17(E)	123,000	178,514
Rexel SA
5.25%, 06/15/20 144A	210,000	210,525

		1,709,184

Germany — 5.9%
Bundesrepublik Deutschland
4.00%, 07/04/16(E)	2,000	2,888
3.75%, 01/04/19(E)	4,570,000	6,867,557
3.25%, 01/04/20(E)	4,240,000	6,282,900
3.25%, 07/04/21(E)	1,300,000	1,939,778
Kabel Deutschland Holding AG
6.50%, 07/31/17 144A(E)	100,000	140,252
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18 144A(E)	160,000	222,190

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
KM Germany Holdings GmbH
8.75%, 12/15/20 144A(E)	$100,000	$134,199
Rearden G Holdings EINS GmbH
7.88%, 03/30/20 144AΔ	200,000	206,000

		15,795,764

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	150,000	2

Indonesia — 0.4%
Indonesia Government International Bond
6.63%, 02/17/37	225,000	246,094
5.25%, 01/17/42 144AΔ	570,000	544,350
Pertamina Persero PT
5.25%, 05/23/21 144A	200,000	199,000

		989,444

Ireland — 1.9%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	112,000	147,067
Ardagh Packaging Finance PLC
9.13%, 10/15/20 144AΔ	200,000	213,250
7.00%, 11/15/20 144A	200,000	193,250
EDC Finance, Ltd.
4.88%, 04/17/20 144A	300,000	275,250
Eircom Finance, Ltd.
9.25%, 05/15/20 144A(E)Δ	200,000	242,105
Ireland Government Bond
4.50%, 10/18/18(E)	680,000	945,110
5.00%, 10/18/20(E)	50,000	69,847
5.40%, 03/13/25(E)	750,000	1,059,710
Nara Cable Funding, Ltd.
8.88%, 12/01/18 144A	360,000	376,200
Novatek OAO via Novatek Finance, Ltd.
6.60%, 02/03/21 144A	200,000	216,000
Ono Finance II PLC
11.13%, 07/15/19(E)	110,000	149,624
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/17 144A	580,000	572,750
XL Group PLC
6.25%, 05/15/27Δ	640,000	732,909

		5,193,072

Italy — 0.4%
Italy Buoni Poliennali Del Tesoro
5.25%, 11/01/29(E)	20,000	27,215
5.75%, 02/01/33(E)	20,000	28,698
5.00%, 08/01/34(E)	20,000	26,393
Seat Pagine Gialle SpA
10.50%, 01/31/17(E)#	129,000	43,657
Telecom Italia Capital SA
6.38%, 11/15/33	855,000	802,782
6.00%, 09/30/34	155,000	141,330

		1,070,075

Japan — 0.1%
Softbank Corporation
4.50%, 04/15/20 144A	250,000	241,000

	Par	Value
Luxembourg — 2.4%
Altice Financing SA
8.00%, 12/15/19 144A(E)	$120,000	$163,616
Altice Finco SA
9.00%, 06/15/23+ 144A(E)	100,000	129,676
Andrade Gutierrez International SA
4.00%, 04/30/18 144A	380,000	358,150
ArcelorMittal
4.25%, 02/25/15Δ	100,000	100,875
4.25%, 08/05/15Δ	140,000	141,925
6.13%, 06/01/18Δ	305,000	315,294
6.00%, 03/01/21Δ	380,000	380,950
7.50%, 10/15/39Δ	295,000	283,200
7.25%, 03/01/41Δ	690,000	652,050
ConvaTec Healthcare E SA
10.88%, 12/15/18(E)	200,000	287,012
CSN Resources SA
6.50%, 07/21/20Δ	200,000	195,750
6.50%, 07/21/20 144AΔ	150,000	146,812
Evraz Group SA
9.50%, 04/24/18Δ	270,000	287,550
6.75%, 04/27/18 144A	240,000	230,400
6.50%, 04/22/20 144A	280,000	252,700
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22Δ	629,000	603,840
Hannover Finance Luxembourg SA
5.75%, 09/14/40(E)†	50,000	72,039
INEOS Group Holdings SA
6.13%, 08/15/18 144AΔ	200,000	191,500
Intelsat Jackson Holdings SA
7.25%, 10/15/20Δ	170,000	179,350
7.50%, 04/01/21	30,000	31,650
Ontex IV SA
9.00%, 04/15/19(E)	100,000	131,271
Pacific Drilling SA
5.38%, 06/01/20 144A	100,000	93,750
Spie BondCo 3 SCA
11.00%, 08/15/19(E)	200,000	278,942
TNK-BP Finance SA
7.88%, 03/13/18	290,000	331,325
Vimpel Communications OJSC Via UBS Luxembourg SA
8.25%, 05/23/16	125,000	136,875
Wind Acquisition Finance SA
7.25%, 02/15/18 144AΔ	420,000	423,050
Wind Acquisition Holdings Finance SA
12.25%, 07/15/17 PIK(E)Δ	9,321	12,315

		6,411,867

Mexico — 2.6%
America Movil SAB de CV
5.63%, 11/15/17Δ	98,000	111,733
Axtel SAB de CV
7.00%, 01/31/20 STEP 144A	124,000	115,320
7.00%, 01/31/20+ STEP CONV 144A(M)	141,300	15,267
Grupo Televisa SAB
6.63%, 03/18/25Δ	100,000	117,350
6.63%, 01/15/40	270,000	300,442

See Notes to Financial Statements.

	Par	Value
Kansas City Southern de Mexico SA de CV
3.00%, 05/15/23 144A	$130,000	$122,291
Mexican Bonos
8.00%, 06/11/20(M)	19,619,000	1,734,850
6.50%, 06/09/22(M)	18,704,100	1,524,469
8.00%, 12/07/23(M)	26,500,000	2,380,197
Petroleos Mexicanos
5.50%, 01/21/21	150,000	160,500
6.50%, 06/02/41	135,000	140,062
5.50%, 06/27/44	200,000	180,500

		6,902,981

Netherlands — 1.6%
Clondalkin Acquisition BV
2.22%, 12/15/13 144A(E)†	66,000	85,908
EDP Finance BV
4.75%, 09/26/16(E)	300,000	401,235
6.00%, 02/02/18 144A	200,000	207,000
4.90%, 10/01/19 144A	1,100,000	1,086,250
Indosat Palapa Co. BV
7.38%, 07/29/20	100,000	107,375
7.38%, 07/29/20 144AΔ	100,000	107,375
Lukoil International Finance BV
6.36%, 06/07/17	200,000	221,990
6.66%, 06/07/22	270,000	294,975
LyondellBasell Industries NV
5.75%, 04/15/24	260,000	286,496
New World Resources NV
7.88%, 01/15/21 144A(E)	150,000	57,598
Polish Television Holding BV
11.25%, 05/15/17 STEP 144A(E)	125,000	169,214
Swiss Reinsurance Co. Via ELM BV
5.25%, 05/29/49(E)†	400,000	528,132
VimpelCom Holdings BV
7.50%, 03/01/22	200,000	207,500
7.50%, 03/01/22 144A	200,000	207,500
Ziggo Bond Co. BV
8.00%, 05/15/18 144A(E)	250,000	348,596

		4,317,144

Norway — 0.6%
Norway Government Bond
5.00%, 05/15/15(K)	355,000	62,335
4.25%, 05/19/17(K)	8,060,000	1,456,554

		1,518,889

Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36Δ	61,000	71,218

Peru — 0.1%
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	350,000	311,500

Philippines — 0.1%
Philippine Government International Bond
4.00%, 01/15/21Δ	200,000	212,000

	Par	Value
Portugal — 0.5%
Portugal Obrigacoes do Tesouro OT
4.80%, 06/15/20(E)	$50,000	$60,502
3.85%, 04/15/21(E)	200,000	223,716
4.95%, 10/25/23(E)	900,000	1,052,831

		1,337,049

Russia — 0.4%
Russian Foreign Bond
7.50%, 03/31/30 STEPΔ	896,235	1,051,508

South Africa — 0.8%
Edcon Proprietary, Ltd.
9.50%, 03/01/18 144A(E)	210,000	255,577
South Africa Government Bond
10.50%, 12/21/26(S)Δ	14,779,811	1,815,224

		2,070,801

Spain — 0.3%
Autonomous Community of Madrid Spain
4.30%, 09/15/26(E)	560,000	596,382
Santander Issuances SA Unipersonal
5.91%, 06/20/16 144A	100,000	106,457
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	77,070

		779,909

Supranational — 0.6%
Inter-American Development Bank
13.95%, 09/23/13(N)Ω†	15,900,000,000	1,550,110

Sweden — 0.1%
Corral Petroleum Holdings AB
15.00%, 12/31/17 PIK 144A(E)	164,020	214,563

Trinidad and Tobago — 0.1%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	240,000	300,600

Turkey — 1.0%
Turkey Government Bond
9.50%, 01/12/22(T)	1,800,000	991,601
7.10%, 03/08/23(T)	1,910,000	916,031
Turkey Government International Bond
7.50%, 07/14/17	100,000	115,125
7.00%, 03/11/19	100,000	114,875
6.25%, 09/26/22	345,000	382,950
6.88%, 03/17/36Δ	73,000	81,669

		2,602,251

United Arab Emirates — 0.6%
DP World, Ltd.
6.85%, 07/02/37 144A	1,500,000	1,556,250

United Kingdom — 3.3%
AA Bond Co., Ltd.
9.50%, 07/31/43+ 144A(U)	100,000	158,867
Anglian Water Osprey Financing PLC
7.00%, 01/31/18(U)	160,000	259,656

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Barclays Bank PLC
6.00%, 01/23/18(E)	$450,000	$645,230
Boparan Finance PLC
9.88%, 04/30/18 144A(U)	100,000	166,545
Co-operative Group Holdings
6.25%, 07/08/26 STEP(U)	100,000	139,189
HBOS PLC
6.75%, 05/21/18 144A	500,000	531,918
6.00%, 11/01/33 144AΔ	1,385,000	1,285,175
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	406,972
Lloyds TSB Bank PLC
6.50%, 03/24/20(E)	326,000	466,168
Phones4u Finance PLC
9.50%, 04/01/18 144A(U)	130,000	202,668
Priory Group No. 3 PLC
8.88%, 02/15/19(U)	100,000	150,575
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	135,000	128,310
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	455,888
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	278,831	449,082
Thames Water Kemble Finance PLC
7.75%, 04/01/19(U)	160,000	264,890
United Kingdom Gilt
1.00%, 09/07/17(U)	1,420,000	2,145,713
Vedanta Resources PLC
8.75%, 01/15/14Δ	210,000	215,775
6.75%, 06/07/16 144A	200,000	203,500
6.00%, 01/31/19 144AΔ	350,000	334,250
Virgin Media Secured Finance PLC
5.50%, 01/15/21(U)	100,000	149,054

		8,759,425

Venezuela — 1.1%
Petroleos de Venezuela SA
8.50%, 11/02/17	480,000	441,000
Venezuela Government International Bond
8.50%, 10/08/14Δ	26,000	25,935
5.75%, 02/26/16Δ	1,153,000	1,034,818
7.75%, 10/13/19	360,000	300,600
9.25%, 09/15/27Δ	1,154,000	980,900
9.38%, 01/13/34Δ	207,000	170,257

		2,953,510

Virgin Islands (British) — 0.1%
GTL Trade Finance, Inc.
7.25%, 10/20/17 144A	189,000	206,010

Total Foreign Bonds
(Cost $96,394,285)		95,528,198

LOAN AGREEMENT — 0.0%
El Pollo Loco, Inc. 0.00%, 07/14/17† (Cost $28,803)	29,400	29,988

	Par	Value
MORTGAGE-BACKED SECURITIES — 3.0%
Commercial Mortgage Pass-Through Certificates
5.70%, 09/15/40†	$220,000	$245,658
Federal Home Loan Mortgage Corporation
3.50%, 08/01/42 TBA	290,754	295,857
Federal National Mortgage Association
3.00%, 07/16/27 TBA	1,100,000	1,131,453
3.50%, 07/01/41 TBA	4,600,000	4,669,718
Government National Mortgage Association
4.50%, 07/01/41 TBA	400,000	426,422
3.50%, 07/01/42 TBA	100,000	102,578
3.00%, 07/19/42 TBA	1,200,000	1,186,313

Total Mortgage-Backed Securities
(Cost $8,068,945)		8,057,999

MUNICIPAL BOND — 0.1%
State of Illinois, General Obligation
5.10%, 06/01/33
(Cost $332,436)	435,000	404,097

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
U.S. Dollars vs. Euro, Strike Price $1.27, Expires 07/25/13 (CITIC) (Cost $53,100)	60,000	18,252

	Par
U.S. TREASURY OBLIGATIONS — 10.2%
U.S. Treasury Bonds
3.50%, 02/15/39‡‡	$860,000	874,243
4.25%, 05/15/39	40,000	46,000
3.88%, 08/15/40	30,000	32,438
2.75%, 08/15/42	120,000	103,603
2.75%, 11/15/42	2,275,000	1,962,010
3.13%, 02/15/43	3,740,000	3,491,933
2.88%, 05/15/43	2,545,000	2,252,722

		8,762,949

U.S. Treasury Notes
1.00%, 05/15/14	10,000	10,072
2.63%, 07/31/14	50,000	51,311
0.25%, 08/31/14	755,000	755,368
0.25%, 09/30/14	5,100,000	5,102,091
2.38%, 09/30/14	110,000	112,958
0.25%, 10/31/14	2,860,000	2,861,284
0.13%, 12/31/14	2,780,000	2,775,168
1.25%, 08/31/15	90,000	91,614
0.25%, 10/15/15	2,310,000	2,299,804
0.38%, 11/15/15	2,855,000	2,848,867
0.25%, 12/15/15	620,000	616,294
0.75%, 10/31/17	20,000	19,626

See Notes to Financial Statements.

	Par	Value
0.63%, 04/30/18	$530,000	$512,236
1.25%, 10/31/19	110,000	106,713
2.00%, 02/15/22	120,000	117,394
1.63%, 08/15/22	150,000	140,754

		18,421,554

Total U.S. Treasury Obligations
(Cost $27,805,166)		27,184,503

	Shares
COMMON STOCKS — 1.0%
Healthcare — 0.3%
Bristol-Myers Squibb Co.Δ	15,400	688,226

Materials & Processing — 0.3%
Nortek, Inc.Δ*	33	2,126
PPG Industries, Inc.Δ	5,751	842,004
Rock-Tenn Co. Class A	188	18,777

		862,907

Technology — 0.4%
Corning, Inc.	70,534	1,003,699

Total Common Stocks
(Cost $1,696,589)		2,554,832

FOREIGN COMMON STOCKS — 0.5%
Norway — 0.1%
Deep Ocean Group Holding+@*	8,860	196,426

Spain — 0.2%
Repsol SA ADR	15,820	334,751
Telefonica SA ADRΔ*	22,180	284,126

		618,877

United Kingdom — 0.2%
Royal Dutch Shell PLC ADR	6,443	411,064

Total Foreign Common Stocks
(Cost $1,283,346)		1,226,367

PREFERRED STOCKS — 1.3%
Ally Financial, Inc.,
7.00% 144AΔ	400	380,188
Bank of America Corporation,
7.25% CONV	602	668,521
Chesapeake Energy Corporation,
5.00% CONV	3,950	341,951
Chesapeake Energy Corporation,
5.75% CONV 144AΔ	50	51,281
El Paso Energy Capital Trust I,
4.75%, 03/31/28 CONV	500	29,245
Lucent Technologies Capital Trust I,
7.75%, 03/15/17 CONVΔ	1,891	1,805,905
Weyerhaeuser Co.,
6.38%, 07/01/16Δ*	3,855	197,492

Total Preferred Stocks
(Cost $2,677,950)		3,474,583

	Shares	Value
MONEY MARKET FUNDS — 23.3%
GuideStone Money Market Fund (GS4 Class)¥	23,078,751	$23,078,751
Northern Institutional Liquid Assets Portfolio§	39,143,248	39,143,248

Total Money Market Funds
(Cost $62,221,999)		62,221,999

TOTAL INVESTMENTS — 105.3%
(Cost $272,691,907)		280,920,120
	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
Long U.S. Treasury Bond, Strike Price $137.00, Expires 07/27/13 (BAR) (Premiums received $(18,660))	(18)	(19,125)

Liabilities in Excess of Other Assets — (5.3)%		(14,123,105)

NET ASSETS — 100.0%		$266,777,890

PORTFOLIO SUMMARY (based on net assets)

	%
Foreign Bonds	35.8
Corporate Bonds	30.1
Money Market Funds	23.3
U.S. Treasury Obligations	10.2
Futures Contracts	7.9
Mortgage-Backed Securities	3.0
Preferred Stocks	1.3
Common Stocks	1.0
Foreign Common Stocks	0.5
Municipal Bond	0.1
Loan Agreement	—	**
Purchased Option	—	**
Written Option	—	**
Forward Foreign Currency Contracts	(7.3)

	105.9

** Rounds to less than 0.005%.

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$2,554,832	$2,552,706	$—	$2,126
Corporate Bonds	80,219,302	—	75,340,789	4,878,513
Foreign Bonds	95,528,198	—	93,382,472	2,145,726
Foreign Common Stocks	1,226,367	1,029,941	—	196,426
Loan Agreement	29,988	—	—	29,988
Money Market Funds	62,221,999	62,221,999	—	—
Mortgage-Backed Securities	8,057,999	—	8,057,999	—
Municipal Bond	404,097	—	404,097	—
Preferred Stocks	3,474,583	3,094,395	—	380,188
Purchased Options	18,252	—	18,252	—
U.S. Treasury Obligations	27,184,503	—	27,184,503	—

Total Assets — Investments in Securities	$280,920,120	$68,899,041	$204,388,112	$7,632,967

Other Financial Instruments***
Forward Foreign Currency Contracts	$1,511	$—	$1,511	$—

Total Assets — Other Financial Instruments	$1,511	$—	$1,511	$—

Liabilities:
Investments in Securities:
Written Options	$(19,125)	$—	$(19,125)	$—

Total Liabilities — Investments in Securities	$(19,125)	$—	$(19,125)	$—

Other Financial Instruments***
Futures Contracts	$(24,331)	$(24,331)	$—	$—

Total Liabilities — Other Financial Instruments	$(24,331)	$(24,331)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

The unobservable inputs used in the fair value measurement of the reporting entity’s common stock, corporate bonds, foreign bonds, foreign common stock, loan agreement and preferred stock are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

See Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stock	Corporate Bonds	Foreign Bonds	Foreign Common Stock	Loan Agreement	Preferred Stock
Balance, 12/31/12	$7,168,943	$2,385	$4,691,264	$1,872,450	$179,619	$30,363	$392,862
Accrued discounts/premiums	77,128	—	3,338	73,717	—	73	—
Realized gain (loss)(1)	64,840	27	64,810	—	—	3	—
Change in unrealized appreciation (depreciation)(2)	(180,554)	(17)	(96,484)	(87,885)	16,807	(301)	(12,674)
Purchases	1,072,444	—	785,000	287,444	—	—	—
Sales	(569,834)	(269)	(569,415)	—	—	(150)	—
Transfers in to Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Maturities	—	—	—	—	—	—	—
Paydowns	—	—	—	—	—	—	—

Balance, 06/30/13	$7,632,967	$2,126	$4,878,513	$2,145,726	$196,426	$29,988	$380,188

(1)	Realized gain (loss) from the sale of Level 3 securities can be found on the Statement of Operations in Net realized gain (loss) from investment securities.
(2)	Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on investment securities.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2013 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value	$1,398,531,103	$899,925,506
Investments in securities of affiliated issuers, at value	—	53,994,280

Total investments(1)(2)	1,398,531,103	953,919,786
Cash	819	333,773
Cash collateral for derivatives	—	741,012
Foreign currency(3)	—	2,375,249
Swap premiums paid	—	1,714,489
Receivables:
Dividends and reclaims	—	318
Interest	551,887	3,203,582
Securities lending	3,657	8,163
Investment securities sold	—	72,441,691
Maturities	—	140,413
Fund shares sold	12,360,168	9,403,549
Variation margin on exchange traded swaps	—	331,813
Variation margin on financial futures contracts	—	17,705
Unrealized appreciation on foreign currency exchange contracts	—	2,133,794
Unrealized appreciation on swap agreements	—	1,160,442
Prepaid expenses and other assets	38,813	24,577

Total Assets	1,411,486,447	1,047,950,356

Liabilities
Cash overdraft	—	—
Securities sold short, at value(4)	—	560,180
TBA sale commitments, at value(5)	—	32,086,719
Options written at value(6)	—	1,336,265
Swap premiums received	—	445,447
Unrealized depreciation on foreign currency exchange contracts	—	1,755,495
Unrealized depreciation on swap agreements	—	2,247,479
Collateral held for securities on loan at value	1,804,428	70,791,875
Collateral held for derivatives	—	649,000
Payables:
Investment securities purchased	—	99,255,239
Fund shares redeemed	10,571,790	8,322,318
Variation margin on financial futures contracts	—	23,203
Distributions	6,507	—
Securities lending	804	1,796
Accrued expenses:
Investment advisory fees	170,826	170,756
Shareholder servicing fees	24,578	136,289
Other expenses	45,761	101,615

Total Liabilities	12,624,694	217,883,676

Net Assets	$1,398,861,753	$830,066,680

Net Assets Consist of:
Paid-in-capital	$1,398,821,940	$834,915,508
Undistributed (distributions in excess of) net investment income	—	663,965
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency translations and derivative transactions	39,813	2,879,963
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	—	(8,392,756)

Net Assets	$1,398,861,753	$830,066,680

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$106,335,065	$141,320,496

GS2 shares outstanding	106,327,474	16,507,622

Net asset value, offering and redemption price per GS2 share	$1.00	$8.56

Net assets applicable to the GS4 Class	$1,292,526,688	$688,746,184

GS4 shares outstanding	1,292,459,820	51,639,635

Net asset value, offering and redemption price per GS4 share	$1.00	$13.34

(1)	Investments in securities of unaffiliated issuers, at cost	$1,398,531,103	$907,768,873
	Investments in securities of affiliated issuers, at cost	—	53,994,280

	Total investments at cost	$1,398,531,103	$961,763,153

(2)	Includes securities loaned of:	$86,558,586	$148,285,524

(3)	Foreign currency at cost	$—	$2,437,994

(4)	Proceeds from securities sold short	$—	$597,252

(5)	TBA sale commitments at cost	$—	$32,133,340

(6)	Premiums received on options written	$—	$428,887

See Notes to Financial Statements.

Medium-Duration Bond Fund	Extended-Duration Bond Fund	Inflation Protected Bond Fund	Global Bond Fund

$1,006,735,417	$375,791,862	$211,413,486	$257,841,369
99,684,575	7,846,288	8,533,655	23,078,751

1,106,419,992	383,638,150	219,947,141	280,920,120
1,328,084	—	—	878
1,833,014	—	—	500,000
5,095,359	—	96,370	1,056,610
861,018	—	—	—

692	3,249	53	19,939
4,492,754	4,562,594	825,740	2,969,991
14,210	4,070	—	6,448
106,719,698	31,037,300	—	1,526,375
15,494	—	—	—
2,927,346	11,931	28,686,253	29,425,290
451,354	—	—	—
153,158	—	4,499	—
682,302	—	105,800	567,128
2,526,368	—	—	—
22,654	19,226	14,757	10,479

1,233,543,497	419,276,520	249,680,613	317,003,258

—	—	1,734,825	—
9,383,590	—	—	—
8,240,703	—	—	—
1,498,542	—	69,289	19,125
1,413,282	—	—	—
1,712,482	—	218,214	565,617
2,521,014	—	—	—
94,512,041	27,676,254	—	39,143,248
1,189,539	—	—	—

253,963,085	1,592,815	24,357,608	10,238,126
19,117,565	31,012,943	7,229,749	50,768
9,354	—	82,271	24,405
—	—	—	—
3,126	895	—	1,417

223,333	145,304	49,560	85,804
122,132	65,063	38,885	47,527
151,143	65,899	41,285	49,331

394,060,931	60,559,173	33,821,686	50,225,368

$839,482,566	$358,717,347	$215,858,927	$266,777,890

$841,270,478	$332,220,243	$219,440,141	$267,768,909
2,529,333	491,862	116,452	1,074,523

(1,336,366)	7,490,491	640,391	(10,226,295)

(2,980,879)	18,514,751	(4,338,057)	8,160,753

$839,482,566	$358,717,347	$215,858,927	$266,777,890

$241,657,748	$67,645,261	N/A	N/A

34,345,950	12,190,586	N/A	N/A

$7.04	$5.55	N/A	N/A

$597,824,818	$291,072,086	$215,858,927	$266,777,890

42,039,227	17,232,635	20,844,357	26,694,783

$14.22	$16.89	$10.36	$9.99

$1,007,958,698	$357,268,206	$215,773,250	$249,613,156
99,684,575	7,846,288	8,533,655	23,078,751

$1,107,643,273	$365,114,494	$224,306,905	$272,691,907

$110,053,151	$27,211,379	$—	$38,291,502

$5,071,813	$—	$98,136	$1,065,735

$9,337,539	$—	$—	$—

$8,339,531	$—	$—	$—

$498,374	$—	$141,086	$18,660

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2013 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund
Investment Income
Dividends	$—	$—
Income distributions received from affiliated funds	—	1,635
Interest	1,569,974	7,340,118
Securities lending	14,834	40,697
Less foreign taxes withheld	—	—

Total Investment Income	1,584,808	7,382,450

Expenses
Investment advisory fees	1,023,708	1,374,119
Transfer agent fees:
GS2 shares	1,988	1,971
GS4 shares	19,508	13,181
Custodian fees	13,980	56,466
Shareholder servicing fees:
GS4 shares	1,457,692	817,111
Accounting and administration fees	137,586	148,868
Professional fees	25,071	43,492
Blue sky fees:
GS2 shares	3,232	3,222
GS4 shares	13,673	8,996
Shareholder reporting fees:
GS2 shares	366	360
GS4 shares	19,816	9,113
Trustee expenses	6,510	3,989
Line of credit facility fees	6,905	4,265
Other expenses	18,488	28,058

Total expenses	2,748,523	2,513,211
Expenses waived/reimbursed net of amount recaptured(1)	(1,253,322)	(322,855)

Net expenses	1,495,201	2,190,356

Net Investment Income	89,607	5,192,094

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	27,238	1,430,535
Investment securities sold short	—	14,343
Futures transactions	—	723,826
Swap agreements	—	295,247
Option contracts written	—	391,396
Option contracts purchased	—	—
Foreign currency transactions	—	443,594

Net realized gain (loss)	27,238	3,298,941

Net change in unrealized appreciation (depreciation) on:
Investment securities	—	(14,902,588)
Investment securities sold short	—	100,412
Futures	—	936,356
Swap agreements	—	(1,770,316)
Option contracts written	—	(1,019,713)
Option contracts purchased	—	91,357
Foreign currency translation	—	1,868,051

Net change in unrealized appreciation (depreciation)	—	(14,696,441)

Net Realized and Unrealized Gain	27,238	(11,397,500)

Net Increase (Decrease) in Net Assets Resulting from Operations	$116,845	$(6,205,406)

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Medium- Duration Bond Fund	Extended- Duration Bond Fund	Inflation Protected Bond Fund	Global Bond Fund

$115,561	$12,279	$—	$163,552
4,487	544	584	1,354
11,449,784	10,940,412	1,591,494	5,137,448
52,403	25,273	—	39,903
—	—	—	(2,815)

11,622,235	10,978,508	1,592,078	5,339,442

1,830,413	1,024,603	312,423	554,981

1,963	1,915	—	—
13,911	13,792	11,132	9,791
97,613	12,732	14,239	24,667

745,048	428,933	239,161	287,267
181,539	64,644	23,758	60,976
43,492	32,075	27,195	33,573

3,222	3,222	—	—
6,700	6,798	9,276	8,851

353	236	—	—
10,398	10,229	5,042	2,691
4,420	2,232	941	1,083
4,721	2,428	1,009	1,166
64,307	8,325	6,558	14,313

3,008,100	1,612,164	650,734	999,359
(446,527)	(56,235)	(13,818)	(32,410)

2,561,573	1,555,929	636,916	966,949

9,060,662	9,422,579	955,162	4,372,493

(3,781,353)	7,664,831	315,858	1,659,615
629,925	—	—	—
543,661	—	487,315	238,270
867,109	—	—	—
561,962	—	—	—
(47,736)	—	—	(185,747)
1,081,157	25,474	(28,900)	(1,119,527)

(145,275)	7,690,305	774,273	592,611

(28,020,566)	(48,587,440)	(16,552,255)	(11,910,170)
91,996	—	—	—
145,868	—	(62,196)	(98,822)
(2,374,400)	—	—	—
(1,134,582)	—	71,797	(465)
104,679	—	14,675	(197,959)
532,963	(15,045)	(114,479)	1,151,024

(30,654,042)	(48,602,485)	(16,642,458)	(11,056,392)

(30,799,317)	(40,912,180)	(15,868,185)	(10,463,781)

$(21,738,655)	$(31,489,601)	$(14,913,023)	$(6,091,288)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12
	(Unaudited)
Operations:
Net investment income	$89,607	$226,226
Net realized gain (loss) on investment securities, foreign currency transactions and derivative transactions	27,238	43,215
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	—	—

Net increase (decrease) in net assets resulting from operations	116,845	269,441

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(28,856)	(107,325)
GS4 shares	(60,751)	(118,901)
Distributions from net realized capital gains
GS2 shares	—	(2,502)
GS4 shares	—	(28,176)

Total dividends and distributions	(89,607)	(256,904)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	44,808,050	83,682,824
GS4 shares	1,802,801,041	3,411,426,687
Reinvestment of dividends and distributions
GS2 shares	24,626	96,490
GS4 shares	21,990	73,574

Total proceeds from shares sold and reinvested	1,847,655,707	3,495,279,575

Value of shares redeemed
GS2 shares	(45,163,592)	(93,414,476)
GS4 shares	(1,642,077,122)	(3,441,385,826)

Total value of shares redeemed	(1,687,240,714)	(3,534,800,302)

Net increase (decrease) from capital share transactions(1)	160,414,993	(39,520,727)

Total increase (decrease) in net assets	160,442,231	(39,508,190)

Net Assets:
Beginning of Period	1,238,419,522	1,277,927,712

End of Period*	$1,398,861,753	$1,238,419,522

*Including undistributed (distributions in excess of) net investment income	$—	$—

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Low-Duration Bond Fund		Medium-Duration Bond Fund
For the Six Months Ended 06/30/13	For the Year Ended 12/31/12	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12
(Unaudited)		(Unaudited)

$5,192,094	$11,830,873	$9,060,662	$20,131,144

3,298,941	1,261,804	(145,275)	17,426,589

(14,696,441)	18,559,772	(30,654,042)	30,180,403

(6,205,406)	31,652,449	(21,738,655)	67,738,136

(1,330,350)	(3,309,118)	(3,499,486)	(9,108,772)
(3,479,466)	(9,695,948)	(3,817,740)	(11,859,266)

(130,185)	(380,466)	(238,954)	(6,691,198)
(404,740)	(1,245,870)	(290,430)	(8,571,353)

(5,344,741)	(14,631,402)	(7,846,610)	(36,230,589)

12,591,219	15,089,463	17,633,482	25,136,437
42,445,244	136,297,000	36,708,370	67,278,339

1,455,900	3,678,833	3,733,910	15,787,476
3,882,978	10,939,056	4,106,526	20,426,709

60,375,341	166,004,352	62,182,288	128,628,961

(5,876,339)	(7,405,946)	(21,412,659)	(19,481,717)
(26,507,592)	(106,169,179)	(44,212,307)	(132,385,936)

(32,383,931)	(113,575,125)	(65,624,966)	(151,867,653)

27,991,410	52,429,227	(3,442,678)	(23,238,692)

16,441,263	69,450,274	(33,027,943)	8,268,855

813,625,417	744,175,143	872,510,509	864,241,654

$830,066,680	$813,625,417	$839,482,566	$872,510,509

$663,965	$281,687	$2,529,333	$785,897

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Extended-Duration Bond Fund
	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12
	(Unaudited)
Operations:
Net investment income	$9,422,579	$19,941,659
Net realized gain on investment securities, foreign currency transactions and derivative transactions	7,690,305	15,624,979
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	(48,602,485)	26,234,587

Net increase (decrease) in net assets resulting from operations	(31,489,601)	61,801,225

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(3,763,817)	(7,919,753)
GS4 shares	(5,166,239)	(12,163,609)
Distributions from net realized capital gains
GS2 shares	(1,215,293)	(5,298,065)
GS4 shares	(1,785,659)	(8,532,365)

Total dividends and distributions	(11,931,008)	(33,913,792)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	6,719,900	11,430,897
GS4 shares	25,907,026	63,160,350
Reinvestment of dividends and distributions
GS2 shares	4,974,878	13,205,389
GS4 shares	6,948,586	20,684,630

Total proceeds from shares sold and reinvested	44,550,390	108,481,266

Value of shares redeemed
GS2 shares	(19,621,874)	(11,242,800)
GS4 shares	(93,763,715)	(59,622,352)

Total value of shares redeemed	(113,385,589)	(70,865,152)

Net increase (decrease) from capital share transactions(1)	(68,835,199)	37,616,114

Total increase (decrease) in net assets	(112,255,808)	65,503,547

Net Assets:
Beginning of Period	470,973,155	405,469,608

End of Period*	$358,717,347	$470,973,155

*Including undistributed (distributions in excess of) net investment income	$491,862	$(661)

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Inflation Protected Bond Fund		Global Bond Fund
For the Six Months Ended 06/30/13	For the Year Ended 12/31/12	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12
(Unaudited)		(Unaudited)

$955,162	$3,231,235	$4,372,493	$8,683,748

774,273	5,069,301	592,611	3,144,085

(16,642,458)	1,959,361	(11,056,392)	10,899,264

(14,913,023)	10,259,897	(6,091,288)	22,727,097

—	—	—	—
(850,708)	(3,186,492)	(3,105,514)	(10,523,011)

—	—	—	—
(882,676)	(6,129,916)	—	—

(1,733,384)	(9,316,408)	(3,105,514)	(10,523,011)

—	—	—	—
55,688,846	52,030,483	47,255,308	51,652,945

—	—	—	—
1,732,690	9,312,059	3,105,514	10,522,963

57,421,536	61,342,542	50,360,822	62,175,908

—	—	—	—
(22,678,498)	(27,679,464)	(7,241,745)	(11,691,609)

(22,678,498)	(27,679,464)	(7,241,745)	(11,691,609)

34,743,038	33,663,078	43,119,077	50,484,299

18,096,631	34,606,567	33,922,275	62,688,385

197,762,296	163,155,729	232,855,615	170,167,230

$215,858,927	$197,762,296	$266,777,890	$232,855,615

$116,452	$11,998	$1,074,523	$(192,456)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross(1)	Investment Income, Net(2)	Portfolio Turnover Rate
Money Market Fund
GS2 Class
2013(3)	$1.00	$—	†#	$—	†	$— †	$—		$1.00	0.03%	$106,335	0.19%	0.20%	0.05%	N/A
2012	1.00	—	†#	—	†	— †	—	†	1.00	0.10	106,664	0.18	0.20	0.10	N/A
2011	1.00	—	†#	—	†	— †	—	†	1.00	0.10	116,298	0.18	0.19	0.09	N/A
2010	1.00	—	†	—	†	— †	—	†	1.00	0.18	119,311	0.17	0.18	0.17	N/A
2009	1.00	—	†	—	†	— †	—	†	1.00	0.47	133,323	0.23 (4)	0.23 (4)	0.49	N/A
2008	1.00	0.03		—	†	(0.03)	—		1.00	2.95	171,739	0.20	0.20	2.86	N/A
GS4 Class
2013(3)	$1.00	$—	†#	$—	†	$— †	$—		$1.00	0.01%	$1,292,527	0.23%	0.44%	0.01%	N/A
2012	1.00	—	†#	—	†	— †	—	†	1.00	0.01	1,131,756	0.27	0.44	0.01	N/A
2011	1.00	—	†#	—	†	— †	—	†	1.00	0.01	1,161,630	0.27	0.42	0.01	N/A
2010	1.00	—	†	—	†	— †	—	†	1.00	0.02	1,180,141	0.33	0.37	0.01	N/A
2009	1.00	—	†	—	†	— †	—	†	1.00	0.29	1,064,934	0.41 (4)	0.43 (4)	0.28	N/A
2008	1.00	0.03		—	†	(0.03)	—		1.00	2.75	970,146	0.40 (4)	0.40 (4)	2.72	N/A
Low-Duration Bond Fund
GS2 Class
2013(3)	$8.71	$0.06	#	$(0.12)		$(0.08)	$(0.01)		$8.56	(0.70)%	$141,321	0.36%	0.41%	1.44%	103%
2012	8.59	0.15	#	0.22	(5)	(0.22)	(0.03)		8.71	4.35	135,526	0.36	0.41	1.68	228
2011	8.70	0.16	#	(0.01	)(5)	(0.23)	(0.03)		8.59	1.77	122,462	0.36	0.42	1.84	221
2010	8.70	0.20	#	0.17		(0.28)	(0.09)		8.70	4.35	128,143	0.36	0.41	2.27	257
2009	8.11	0.29	#	0.69		(0.39)	—		8.70	12.29	115,741	0.36	0.42	3.47	322
2008	8.90	0.36	#	(0.60)		(0.55)	—		8.11	(2.76)	105,223	0.36	0.41	4.19	427
GS4 Class
2013(3)	$13.52	$0.09	#	$(0.19)		$(0.07)	$(0.01)		$13.34	(0.77)%	$688,746	0.57%	0.65%	1.23%	103%
2012	13.20	0.20	#	0.35	(5)	(0.20)	(0.03)		13.52	4.15	678,099	0.57	0.65	1.47	228
2011	13.23	0.22	#	(0.01	)(5)	(0.21)	(0.03)		13.20	1.58	621,713	0.55	0.65	1.64	221
2010	13.04	0.28	#	0.26		(0.26)	(0.09)		13.23	4.20	580,452	0.52	0.61	2.11	257
2009	11.99	0.42	#	1.00		(0.37)	—		13.04	11.97	569,316	0.52	0.62	3.30	322
2008	12.88	0.51	#	(0.87)		(0.53)	—		11.99	(2.84)	515,996	0.52	0.61	4.03	427

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(2)	The ratio includes expenses waived (reimbursed net of amount recaptured) and fees paid indirectly, where applicable; if expenses waived (reimbursed net of amount recaptured) and fees paid indirectly were excluded, the ratio would have been lower (higher) than the ratio shown.
(3)	For the six months ended June 30, 2013. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	The Money Market Fund participated in the U.S. Department of the Treasury (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”). The Fund bore the expense of its participation in the Program without regard to any expense limitation in effect. The Program expired on September 18, 2009.
(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross(1)	Investment Income, Net(2)	Portfolio Turnover Rate
Medium-Duration Bond Fund
GS2 Class
2013(3)	$7.32	$0.08	#	$(0.25)		$(0.10)	$(0.01)	$—	$7.04	(2.41)%	$241,658	0.48%	0.51%	2.18%	220%
2012	7.24	0.17	#	0.39	(4)	(0.28)	(0.20)	—	7.32	7.93	251,565	0.48	0.51	2.32	570
2011	7.25	0.20	#	0.27	(4)	(0.35)	(0.13)	—	7.24	6.56	228,024	0.48	0.52	2.76	609
2010	7.47	0.25	#	0.40		(0.41)	(0.46)	—	7.25	8.86	236,369	0.48	0.49	3.21	487
2009	7.13	0.31	#	0.85		(0.51)	(0.31)	—	7.47	17.07	139,917	0.48	0.51	4.17	427
2008	8.42	0.40	#	(0.72)		(0.65)	(0.32)	—	7.13	(3.88)	112,240	0.47	0.48	5.07	566
GS4 Class
2013(3)	$14.68	$0.15	#	$(0.51)		$(0.09)	$(0.01)	$—	$14.22	(2.50)%	$597,825	0.63%	0.76%	2.03%	220%
2012	14.07	0.32	#	0.75	(4)	(0.26)	(0.20)	—	14.68	7.68	620,945	0.63	0.75	2.18	570
2011	13.65	0.37	#	0.51	(4)	(0.33)	(0.13)	—	14.07	6.49	636,218	0.61	0.75	2.62	609
2010	13.36	0.43	#	0.71		(0.39)	(0.46)	—	13.65	8.65	614,082	0.58	0.68	3.11	487
2009	12.16	0.53	#	1.48		(0.50)	(0.31)	—	13.36	16.97	868,800	0.58	0.70	4.08	427
2008	13.64	0.65	#	(1.18)		(0.63)	(0.32)	—	12.16	(3.89)	738,610	0.58	0.67	4.96	566
Extended-Duration Bond Fund
GS2 Class
2013(3)	$6.36	$0.14	#	$(0.58)		$(0.28)	$(0.09)	$—	$5.55	(7.22)%	$67,645	0.53%	0.54%	4.48%	13%
2012	6.48	0.31	#	0.64	(4)	(0.65)	(0.42)	—	6.36	15.41	86,268	0.52	0.53	4.68	27
2011	6.93	0.37	#	0.49	(4)	(0.74)	(0.57)	—	6.48	13.33	74,591	0.54	0.55	5.32	41
2010	7.01	0.40	#	0.43		(0.80)	(0.11)	—	6.93	12.25	72,741	0.53	0.53	5.60	39
2009	6.31	0.44	#	1.04		(0.76)	(0.02)	—	7.01	25.27	67,699	0.53	0.53	6.78	41
2008	7.95	0.47	#	(1.11)		(0.85)	(0.15)	—	6.31	(8.12)	64,834	0.52	0.52	6.66	40
GS4 Class
2013(3)	$18.58	$0.38	#	$(1.72)		$(0.26)	$(0.09)	$—	$16.89	(7.31)%	$291,072	0.75%	0.78%	4.25%	13%
2012	17.08	0.81	#	1.72	(4)	(0.61)	(0.42)	—	18.58	15.06	384,705	0.75	0.78	4.45	27
2011	16.28	0.86	#	1.22	(4)	(0.71)	(0.57)	—	17.08	13.14	330,879	0.73	0.78	5.13	41
2010	15.34	0.88	#	0.94		(0.77)	(0.11)	—	16.28	12.05	337,760	0.69	0.72	5.43	39
2009	12.97	0.91	#	2.22		(0.74)	(0.02)	—	15.34	24.97	392,962	0.69	0.73	6.60	41
2008	15.20	0.90	#	(2.15)		(0.83)	(0.15)	—	12.97	(8.28)	357,073	0.69	0.71	6.45	40
Inflation Protected Bond Fund
GS4 Class
2013(3)	$11.25	$0.05	#	$(0.84)		$(0.05)	$(0.05)	$—	$10.36	(7.12)%	$215,859	0.64%	0.65%	0.96%	51%
2012	11.16	0.21	#	0.46	(4)	(0.20)	(0.38)	—	11.25	6.06	197,762	0.65	0.66	1.80	94
2011	10.43	0.29	#	0.94	(4)	(0.31)	(0.19)	—	11.16	12.00	163,156	0.66	0.68	2.65	114
2010	10.32	0.20	#	0.40		(0.21)	(0.28)	—	10.43	5.82	107,825	0.65	0.66	1.90	113
2009(5)	10.00	0.19	#	0.32		(0.18)	(0.01)	—	10.32	5.12	87,994	0.67	0.70	3.53	55
Global Bond Fund
GS4 Class
2013(3)	$10.38	$0.19	#	$(0.45)		$(0.13)	$—	$—	$9.99	(2.53)%	$266,778	0.81%	0.83%	3.65%	46%
2012	9.73	0.45	#	0.74	(4)	(0.54)	—	—	10.38	12.52	232,856	0.83	0.86	4.41	64
2011	9.83	0.51	#	(0.09	)(4)	(0.52)	—	—	9.73	4.35	170,167	0.86	0.88	5.09	68
2010	9.36	0.52	#	0.51		(0.56)	—	—	9.83	11.29	161,070	0.79	0.81	5.40	40
2009	7.34	0.56	#	2.07		(0.61)	—	—	9.36	37.35	221,555	0.79	0.81	6.81	96
2008	10.14	0.64	#	(2.59)		(0.75)	(0.10)	—	7.34	(20.28)	167,465	0.78	0.80	7.20	176

#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(2)	The ratio includes expenses waived (reimbursed net of amount recaptured) and fees paid indirectly, where applicable; if expenses waived (reimbursed net of amount recaptured) and fees paid indirectly were excluded, the ratio would have been lower (higher) than the ratio shown.
(3)	For the six months ended June 30, 2013. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(5)	Inception date was June 26, 2009. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES FUND SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 53.4%
Consumer Discretionary — 4.8%
Advance Auto Parts, Inc.	1,000	$81,170
Amazon.com, Inc.*	3,900	1,082,991
American Axle & Manufacturing Holdings, Inc.Δ*	13,470	250,946
ANN, Inc.Δ*	20,740	688,568
Apollo Group, Inc. Class AΔ*‡‡	13,380	237,094
AutoZone, Inc.*	1,800	762,642
Bed Bath & Beyond, Inc.Δ*	1,900	134,710
Big Lots, Inc.*	4,400	138,732
Buckle, Inc. (The)	300	15,606
Career Education Corporation*	14,000	40,600
Chipotle Mexican Grill, Inc.*	960	349,776
Costco Wholesale Corporation	13,700	1,514,809
Dex Media, Inc.Δ*	49,020	861,281
Dollar Tree, Inc.*	9,500	482,980
eBay, Inc.*‡‡	4,710	243,601
Estee Lauder Cos., Inc. (The) Class A	2,700	177,579
Family Dollar Stores, Inc.	6,000	373,860
Fifth & Pacific Cos, Inc.Δ*	19,440	434,290
Fortune Brands Home & Security, Inc.‡‡	3,300	127,842
Francesca’s Holdings CorporationΔ*	10,870	302,077
Genuine Parts Co.Δ	1,400	109,298
Hasbro, Inc.Δ	13,100	587,273
Home Depot, Inc. (The)	4,200	325,374
Kohl’s CorporationΔ	3,200	161,632
Lear Corporation Class A	1,590	96,131
Lennar Corporation Class AΔ	9,150	329,766
LIN TV Corporation Class AΔ*	22,570	345,321
M/I Homes, Inc.*‡‡	6,090	139,827
Macquarie Infrastructure Co. LLC	11,640	622,158
McDonald’s Corporation	13,900	1,376,100
NIKE, Inc. Class B	1,600	101,888
O’Reilly Automotive, Inc.Δ*	2,910	327,724
Panera Bread Co. Class AΔ*	2,900	539,226
PetSmart, Inc.Δ	8,600	576,114
Ply Gem Holdings, Inc.Δ*	4,170	83,650
priceline.com, Inc.*	940	777,502
PVH Corporation	1,000	125,050
Red Robin Gourmet Burgers, Inc.Δ*	5,330	294,110
Ross Stores, Inc.	1,900	123,139
Scripps Networks Interactive, Inc. Class A	900	60,084
Shutterfly, Inc.*	2,390	133,338
Sinclair Broadcast Group, Inc. Class A	29,230	858,777
Standard Pacific CorporationΔ*	22,540	187,758
Starbucks Corporation	4,950	324,176
Target Corporation	11,000	757,460
Taylor Morrison Home Corporation Class A*	10,880	265,254
Tenneco, Inc.*	2,960	134,029
Time Warner, Inc.	1,300	75,166
TJX Cos., Inc.	10,800	540,648
Tractor Supply Co.Δ	5,000	588,050
Tupperware Brands Corporation	1,700	132,073
Wal-Mart Stores, Inc.	23,000	1,713,270

	Shares	Value
Walt Disney Co. (The)	2,580	$162,927
Yum! Brands, Inc.	7,000	485,380

		21,760,827

Consumer Staples — 6.4%
Archer-Daniels-Midland Co.	900	30,519
B&G Foods, Inc.Δ‡‡	15,480	527,094
Campbell Soup Co.	7,500	335,925
Church & Dwight Co., Inc.	17,600	1,086,096
Clorox Co. (The)Δ	6,900	573,666
Coca-Cola Co. (The)	19,000	762,090
Colgate-Palmolive Co.	23,800	1,363,502
ConAgra Foods, Inc.	2,100	73,353
CVS Caremark Corporation	7,200	411,696
Dr. Pepper Snapple Group, Inc.	6,300	289,359
General Mills, Inc.	12,300	596,919
Hershey Co. (The)	12,190	1,088,323
Hormel Foods Corporation	6,800	262,344
Kellogg Co.	10,000	642,300
Kimberly-Clark CorporationΔ	14,200	1,379,388
Kroger Co. (The)	26,400	911,856
McCormick & Co., Inc. (Non-Voting Shares)Δ	12,500	879,500
Monster Beverage CorporationΔ*	2,700	164,079
PepsiCo, Inc.	70,504	5,766,522
Procter & Gamble Co. (The)	89,900	6,921,401
Sysco CorporationΔ	96,600	3,299,856
Walgreen Co.	15,600	689,520
Whole Foods Market, Inc.	19,200	988,416

		29,043,724

Energy — 4.3%
Anadarko Petroleum Corporation	6,530	561,123
Cabot Oil & Gas Corporation	4,050	287,631
Cameron International CorporationΔ*	3,550	217,118
CARBO Ceramics, Inc.Δ	1,200	80,916
Chevron Corporation	25,200	2,982,168
Cobalt International Energy, Inc.*	32,530	864,322
Concho Resources, Inc.Δ*	10,290	861,479
EOG Resources, Inc.	2,830	372,654
Exxon Mobil Corporation	49,100	4,436,185
First Solar, Inc.*	3,350	149,846
Gulfport Energy Corporation*	9,130	429,749
Halliburton Co.	6,320	263,670
Occidental Petroleum Corporation	70,330	6,275,546
Rosetta Resources, Inc.Δ*	11,090	471,547
SemGroup Corporation Class AΔ	7,090	381,867
Southwestern Energy Co.Δ*	15,060	550,142
Spectra Energy Corporation	10,900	375,614

		19,561,577

Financial Services — 10.2%
Affiliated Managers Group, Inc.Δ*‡‡	5,840	957,410
Alliance Data Systems CorporationΔ*	1,480	267,924
Allstate Corporation (The)‡‡	10,640	511,997
American Tower Corporation REIT	4,930	360,728

See Notes to Financial Statements.

	Shares	Value
Annaly Capital Management, Inc. REITΔ	85,200	$1,070,964
AvalonBay Communities, Inc. REIT	2,450	330,529
Bank of Hawaii CorporationΔ	13,600	684,352
Bank of the Ozarks, Inc.Δ‡‡	7,260	314,576
Brown & Brown, Inc.‡‡	7,940	255,986
Bryn Mawr Bank CorporationΔ	6,030	144,298
Capitol Federal Financial, Inc.	104,700	1,271,058
Cardtronics, Inc.*	13,120	362,112
CBRE Group, Inc. Class A*	11,550	269,808
Chubb Corporation (The)	33,000	2,793,450
Citigroup, Inc.‡‡	13,020	624,569
City National CorporationΔ	4,400	278,828
Commerce Bancshares, Inc.Δ	31,195	1,358,854
Cullen/Frost Bankers, Inc.Δ	20,300	1,355,431
Discover Financial Services‡‡	28,160	1,341,542
Dun & Bradstreet Corporation (The)Δ	3,600	350,820
Education Realty Trust, Inc. REIT	25,650	262,399
Employers Holdings, Inc.Δ	9,860	241,077
Evercore Partners, Inc. Class A	6,720	263,962
FactSet Research Systems, Inc.Δ	5,400	550,476
First Niagara Financial Group, Inc.	1,300	13,091
Fiserv, Inc.*	300	26,223
Fortegra Financial CorporationΔ*	31,230	214,550
Goldman Sachs Group, Inc. (The)	1,700	257,125
Heritage Oaks BancorpΔ*	17,810	109,888
Hersha Hospitality Trust REIT	21,370	120,527
Infinity Property & Casualty CorporationΔ	2,560	152,986
IntercontinentalExchange, Inc.Δ*‡‡	4,210	748,370
JPMorgan Chase & Co.	24,556	1,296,311
KeyCorp	206,800	2,283,072
M&T Bank CorporationΔ	7,400	826,950
Markel Corporation*‡‡	918	483,740
Marsh & McLennan Cos., Inc.	80,800	3,225,536
Mastercard, Inc. Class A	900	517,050
MetLife, Inc.‡‡	11,420	522,579
MetroCorp Bancshares, Inc.Δ	7,710	75,250
Nelnet, Inc. Class A‡‡	11,800	425,862
New York Community Bancorp, Inc.Δ	34,400	481,600
Northern Trust CorporationΔ	81,100	4,695,690
Ocwen Financial Corporation*‡‡	22,930	945,175
OmniAmerican Bancorp, Inc.*	11,300	248,939
People’s United Financial, Inc.Δ	111,000	1,653,900
PNC Financial Services Group, Inc. (The)	46,400	3,383,488
Portfolio Recovery Associates, Inc.Δ*	1,640	251,953
ProAssurance Corporation‡‡	8,940	466,310
Progressive Corporation (The)	4,800	122,016
Rayonier, Inc. REITΔ	9,300	515,127
SCBT Financial CorporationΔ	4,370	220,204
Signature BankΔ*‡‡	3,860	320,457
State Street Corporation	4,770	311,052

	Shares	Value
Strategic Hotels & Resorts, Inc. REIT*	29,430	$260,750
SunTrust Banks, Inc.	13,000	410,410
Total System Services, Inc.	14,800	362,304
Travelers Cos., Inc. (The)	9,900	791,208
US Bancorp	16,200	585,630
Visa, Inc. Class AΔ‡‡	7,420	1,356,005
W.R. Berkley Corporation	12,500	510,750
WEX, Inc.*‡‡	4,270	327,509
Zions BancorporationΔ	4,270	123,318

		45,866,055

Healthcare — 9.7%
Abbott Laboratories	12,800	446,464
AbbVie, Inc.‡‡	10,900	450,606
ACADIA Pharmaceuticals, Inc.Δ*	8,850	160,627
Aetna, Inc.	2,200	139,788
Air Methods CorporationΔ*‡‡	17,780	602,386
Akorn, Inc.*	7,240	97,885
Alexion Pharmaceuticals, Inc.*	1,700	156,808
Align Technology, Inc.Δ*‡‡	10,800	400,032
Allergan, Inc.	7,300	614,952
AmerisourceBergen Corporation	9,800	547,134
Amgen, Inc.	5,200	513,032
Analogic CorporationΔ‡‡	8,870	646,002
ArthroCare Corporation*‡‡	13,100	452,343
AVEO Pharmaceuticals, Inc.Δ*	13,050	32,625
Baxter International, Inc.‡‡	16,840	1,166,507
Becton, Dickinson and Co.Δ	41,300	4,081,679
Biogen Idec, Inc.*‡‡	6,310	1,357,912
BioMarin Pharmaceutical, Inc.Δ*	2,890	161,233
Bluebird Bio, Inc.Δ*	2,540	63,424
Bristol-Myers Squibb Co.Δ‡‡	42,150	1,883,684
C.R. Bard, Inc.	6,700	728,156
Cardinal Health, Inc.‡‡	13,210	623,512
CardioNet, Inc.Δ*	21,970	129,623
Catamaran Corporation*‡‡	6,140	299,141
Celgene Corporation*	5,100	596,241
Cepheid, Inc.*‡‡	12,530	431,283
Cerner Corporation*	300	28,827
Cigna Corporation	5,970	432,765
Cooper Cos., Inc. (The)	450	53,572
Covance, Inc.Δ*	500	38,070
Cubist Pharmaceuticals, Inc.*‡‡	8,570	413,931
Cyberonics, Inc.Δ*	4,670	242,653
Cynosure, Inc. Class AΔ*	3,620	94,048
DaVita HealthCare Partners, Inc.*	100	12,080
Depomed, Inc.Δ*	23,100	129,591
Edwards Lifesciences Corporation*	1,500	100,800
Eli Lilly & Co.	29,700	1,458,864
Forest Laboratories, Inc.*	12,300	504,300
Gilead Sciences, Inc.Δ*‡‡	7,540	386,123
Health Management Associates, Inc. Class AΔ*	22,740	357,473
Henry Schein, Inc.Δ*	2,100	201,075
Humana, Inc.Δ	2,000	168,760
IDEXX Laboratories, Inc.Δ*	6,200	556,636
Impax Laboratories, Inc.*	8,550	170,572
InterMune, Inc.Δ*	4,150	39,923
Ironwood Pharmaceuticals, Inc.*	5,160	51,239

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Johnson & Johnson	100,900	$8,663,274
Laboratory Corporation of America HoldingsΔ*	7,900	790,790
McKesson Corporation‡‡	9,470	1,084,315
Medtronic, Inc.	1,100	56,617
Merck & Co., Inc.	69,960	3,249,642
Myriad Genetics, Inc.*	15,300	411,111
Neurocrine Biosciences, Inc.Δ*	17,430	233,213
NPS Pharmaceuticals, Inc.*‡‡	41,300	623,630
Omnicare, Inc.Δ	1,120	53,435
Onyx Pharmaceuticals, Inc.Δ*	1,480	128,494
Patterson Cos., Inc.Δ	13,400	503,840
Pfizer, Inc.	46,644	1,306,499
Pharmacyclics, Inc.Δ*	2,010	159,735
Prestige Brands Holdings, Inc.*	2,290	66,731
Quest Diagnostics, Inc.Δ	3,600	218,268
Receptos, Inc.*	1,800	35,802
Salix Pharmaceuticals, Ltd.*	1,180	78,057
St. Jude Medical, Inc.	3,900	177,957
Stryker Corporation	11,000	711,480
Synageva BioPharma Corporation*	870	36,540
Team Health Holdings, Inc.*‡‡	12,620	518,303
Theravance, Inc.Δ*	2,860	110,196
UnitedHealth Group, Inc.	10,200	667,896
Universal Health Services, Inc. Class B	5,280	353,549
Vertex Pharmaceuticals, Inc.*	3,100	247,597
ViroPharma, Inc.*‡‡	13,970	400,240
WellPoint, Inc.	700	57,288
XenoPort, Inc.Δ*	2,340	11,583
Zimmer Holdings, Inc.Δ	4,000	299,760
Zoetis, Inc.	7,116	197,233

		43,677,456

Materials & Processing — 1.2%
American Vanguard Corporation	7,360	172,445
Belden, Inc.Δ	5,040	251,647
CF Industries Holdings, Inc.	680	116,620
Commercial Metals Co.	12,270	181,228
Eastman Chemical Co.Δ	2,230	156,122
Fastenal Co.Δ	11,200	513,520
International Flavors & Fragrances, Inc.	600	45,096
KapStone Paper and Packaging Corporation*	5,520	221,793
Mosaic Co. (The)	25,400	1,366,774
Newmont Mining Corporation	16,100	482,195
Rockwood Holdings, Inc.‡‡	12,460	797,814
Sherwin-Williams Co. (The)	2,100	370,860
Westlake Chemical CorporationΔ‡‡	7,390	712,470

		5,388,584

Producer Durables — 5.5%
3M Co.	6,000	656,100
ADT Corporation (The)Δ*	31,400	1,251,290
Agilent Technologies, Inc.	8,108	346,698
AMETEK, Inc.‡‡	13,470	569,781
Automatic Data Processing, Inc.	21,700	1,494,262
C.H. Robinson Worldwide, Inc.	5,100	287,181
CAI International, Inc.Δ*‡‡	15,080	355,436
Clean Harbors, Inc.Δ*	1,800	90,954

	Shares	Value
Danaher Corporation	2,200	$139,260
General Dynamics Corporation	3,700	289,821
General Electric Co.	15,200	352,488
Honeywell International, Inc.‡‡	5,140	407,808
Huron Consulting Group, Inc.*‡‡	11,710	541,470
KBR, Inc.	6,630	215,475
Kirby Corporation*	3,050	242,597
Knight Transportation, Inc.	1,900	31,958
Landstar System, Inc.Δ	500	25,750
Lockheed Martin CorporationΔ	5,200	563,992
MAXIMUS, Inc.Δ‡‡	13,080	974,198
Mettler Toledo International, Inc.*	1,500	301,800
Middleby Corporation*	1,550	263,640
Molex, Inc.	128,300	3,189,538
MSC Industrial Direct Co., Inc. Class A	3,300	255,618
Northrop Grumman Corporation	2,800	231,840
Old Dominion Freight Line, Inc.*	15,200	632,624
OSI Systems, Inc.*‡‡	3,014	194,162
Paychex, Inc.Δ	17,000	620,840
Quanta Services, Inc.*	18,150	480,249
Raytheon Co.	7,600	502,512
Republic Services, Inc.	31,233	1,060,048
Rockwell Collins, Inc.Δ	8,774	556,359
Stericycle, Inc.*	9,400	1,038,042
Trimble Navigation, Ltd.*	8,620	224,206
Union Pacific CorporationΔ	3,490	538,437
United Parcel Service, Inc. Class BΔ	41,300	3,571,624
United Technologies Corporation	800	74,352
Waste Management, Inc.	50,000	2,016,500
Werner Enterprises, Inc.Δ	4,700	113,599

		24,702,509

Technology — 5.1%
Adobe Systems, Inc.*	600	27,336
ADTRAN, Inc.Δ	7,600	187,036
Altera Corporation	3,700	122,063
Analog Devices, Inc.	14,500	653,370
Apple, Inc.	100	39,608
Applied Materials, Inc.	124,000	1,848,840
Autodesk, Inc.*	1,500	50,910
Broadcom Corporation Class A‡‡	13,490	455,423
Cavium, Inc.Δ*	4,620	163,409
Cisco Systems, Inc.‡‡	97,430	2,368,523
Citrix Systems, Inc.Δ*	2,880	173,750
Cognizant Technology Solutions Corporation Class A*	1,400	87,654
Digimarc Corporation	18,240	378,845
EMC CorporationΔ‡‡	6,530	154,239
F5 Networks, Inc.*	2,900	199,520
Facebook, Inc. Class A*‡‡	27,340	679,672
Google, Inc. Class A*	1,840	1,619,881
IAC/InterActiveCorp	7,700	366,212
Informatica CorporationΔ*	4,140	144,817
Intel Corporation	161,200	3,904,264
International Business Machines Corporation	6,400	1,223,104
Intuit, Inc.	13,500	823,905

See Notes to Financial Statements.

	Shares	Value
Linear Technology CorporationΔ	19,300	$711,012
Manhattan Associates, Inc.*‡‡	5,050	389,658
Maxim Integrated Products, Inc.	8,900	247,242
Microchip Technology, Inc.Δ	2,800	104,300
Microsoft Corporation	89,710	3,097,686
Millennial Media, Inc.Δ*	23,360	203,466
NetApp, Inc.Δ*	3,200	120,896
QUALCOMM, Inc.	2,900	177,132
Red Hat, Inc.*	1,600	76,512
SAIC, Inc.Δ	7,100	98,903
SBA Communications Corporation Class A*	2,050	151,946
ServiceNow, Inc.Δ*	3,110	125,613
Silicon Laboratories, Inc.*	4,300	178,063
Synopsys, Inc.*	8,600	307,450
Tech Data Corporation*	300	14,127
Teradata Corporation*	2,400	120,552
Texas Instruments, Inc.	2,300	80,201
Tyler Technologies, Inc.*	7,110	487,391
VeriSign, Inc.Δ*	1,200	53,592
VMware, Inc.Δ*	1,000	66,990
Xilinx, Inc.	10,800	427,788

		22,912,901

Utilities — 6.2%
AGL Resources, Inc.	22,056	945,320
American Electric Power Co., Inc.	11,600	519,448
American Water Works Co., Inc.	23,000	948,290
AT&T, Inc.	87,600	3,101,040
CenterPoint Energy, Inc.	10,800	253,692
CenturyLink, Inc.Δ	90,700	3,206,245
Consolidated Edison, Inc.Δ	70,400	4,105,024
Dominion Resources, Inc.	24,300	1,380,726
DTE Energy Co.Δ	7,900	529,379
Duke Energy CorporationΔ	9,700	654,750
Entergy Corporation	4,200	292,656
NextEra Energy, Inc.	4,100	334,068
NiSource, Inc.	8,900	254,896
OGE Energy Corporation	300	20,460
ONEOK, Inc.	9,300	384,183
PG&E CorporationΔ	31,200	1,426,776
Piedmont Natural Gas Co., Inc.Δ	7,771	262,194
Pinnacle West Capital Corporation	6,100	338,367
Public Service Enterprise Group, Inc.Δ	13,200	431,112
Questar CorporationΔ	23,500	560,475
Sempra Energy	17,300	1,414,448
Southern Co. (The)Δ	23,900	1,054,707
tw telecom, Inc.*	9,300	261,702
UGI CorporationΔ	16,000	625,760
Verizon Communications, Inc.	26,800	1,349,112
WGL Holdings, Inc.	73,900	3,193,958
Wisconsin Energy CorporationΔ	2,600	106,574
Xcel Energy, Inc.Δ	8,500	240,890

		28,196,252

Total Common Stocks
(Cost $210,882,216)		241,109,885

	Shares	Value
EQUITY LINKED SECURITIES — 0.6%
Credit Suisse NY+	13,997	$1,023,601
Goldman Sachs Group, Inc.+ 144A @	4,600	345,998
UBS AG 144A@	17,000	726,920
UBS AG+@	16,400	707,742

Total Equity Linked Securities
(Cost $2,786,570)		2,804,261

FOREIGN COMMON STOCKS — 3.5%
Bermuda — 0.6%
Energy XXI (Bermuda), Ltd.Δ	13,410	297,434
Everest Re Group, Ltd.	10,600	1,359,556
Invesco, Ltd.‡‡	9,730	309,414
Marvell Technology Group, Ltd.	25,100	293,921
Tower Group International, Ltd.Δ‡‡	26,790	549,463

		2,809,788

Brazil — 0.0%
Cosan, Ltd. Class AΔ	8,820	142,531

Canada — 0.3%
Augusta Resource CorporationΔ*	50,181	105,390
Canadian Pacific Railway, Ltd.Δ	1,950	236,691
Capstone Mining Corporation*	112,130	190,846
Intact Financial Corporation	8,240	464,220
Methanex CorporationΔ	7,410	317,074
QLT, Inc.Δ*	6,260	27,481
Silver Wheaton CorporationΔ	6,250	122,937
Silvercrest Mines, Inc.*	17,767	24,327

		1,488,966

France — 0.2%
Constellium NV Class A	20,410	329,622
Sanofi ADRΔ	4,330	223,038
Total SA	10,200	498,198

		1,050,858

Germany — 0.1%
Adidas AG	1,420	153,499
Volkswagen AG	1,150	223,588

		377,087

Guernsey — 0.1%
Tetragon Financial Group, Ltd.	19,990	217,891

Hong Kong — 0.2%
AIA Group, Ltd.	108,823	458,471
Michael Kors Holdings, Ltd.Δ*‡‡	6,690	414,914

		873,385

India — 0.0%
Dr. Reddys Laboratories, Ltd. ADRΔ	1,260	47,653

Ireland — 0.3%
Accenture PLC Class A	11,600	834,736
Eaton Corporation PLCΔ	4,100	269,821
Prothena Corporation PLCΔ*	150	1,937
Providence Resources PLC*	13,520	110,425
Shire PLC ADRΔ	530	50,408

		1,267,327

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Israel — 0.0%
Mazor Robotics, Ltd. ADRΔ*	2,020	$28,886

Japan — 0.1%
Honda Motor Co., Ltd.	8,000	297,195

Mexico — 0.1%
Credito Real SAB de CV*	139,070	230,756

Netherlands — 0.3%
Koninklijke Philips Electronics NV	13,515	368,432
LyondellBasell Industries NV Class AΔ	10,110	669,889
Royal Dutch Shell PLC Class A	11,069	353,695
Yandex NV*	5,880	162,464

		1,554,480

Nigeria — 0.0%
Lekoil, Ltd.*	158,510	94,024

Norway — 0.0%
Petroleum Geo-Services ASA	17,350	211,844

Panama — 0.1%
Carnival Corporation	7,600	260,604

Philippines — 0.0%
Metropolitan Bank & Trust	64,300	164,488

Singapore — 0.0%
Avago Technologies, Ltd.	4,210	157,370

Sweden — 0.2%
Atlas Copco AB, Class B	16,600	355,252
Swedbank AB Class A	14,850	340,133

		695,385

Switzerland — 0.7%
ABB, Ltd.	16,700	361,755
ACE, Ltd.	7,000	626,360
Pentair, Ltd.Δ	3,800	219,222
Roche Holding AG ADR‡‡	12,360	764,651
Tyco International, Ltd.	33,288	1,096,840

		3,068,828

United Kingdom — 0.2%
Aon PLC	4,700	302,445
Countrywide PLC*	34,624	265,942
Ophir Energy PLC*	52,677	286,414
WPP PLC	7,000	119,650

		974,451

Total Foreign Common Stocks
(Cost $15,355,411)		16,013,797

PREFERRED STOCKS — 5.0%
Bank of America Corporation,
7.25%	6,453	7,166,057
Health Care REIT, Inc.,
6.25%*	33,900	2,104,851
MetLife, Inc.,
5.0%, 03/26/14*	9,300	509,547
Post Holdings, Inc.,
3.75% 144A@*	2,473	276,679
Stanley Black & Decker, Inc.,
4.75%, 11/17/15*	20,200	2,608,628
US Bancorp,
6.00%Δ*	116,200	3,185,042

	Shares	Value
Wells Fargo & Co.,
7.50%	5,669	$6,768,786

Total Preferred Stocks
(Cost $21,835,846)		22,619,590

FOREIGN PREFERRED STOCKS — 0.0%
Volkswagen AG (Cost $21,595)	100	20,198

MASTER LIMITED PARTNERSHIPS — 0.2%
Spectra Energy Partners LP (Cost $889,352)	24,014	1,104,644

MONEY MARKET FUNDS — 30.4%
GuideStone Money Market
Fund (GS4 Class)¥	54,906,211	54,906,211
Northern Institutional Liquid Assets Portfolio§	82,224,036	82,224,036

Total Money Market Funds
(Cost $137,130,247)		137,130,247

	Par
CORPORATE BONDS — 22.6%
Affiliated Managers Group, Inc.
3.95%, 08/15/38	$805,000	1,037,444
Alere, Inc.
3.00%, 05/15/16	1,400,000	1,386,875
Alliant Techsystems, Inc.
3.00%, 08/15/24 CONVΔ	1,665,000	1,913,709
AmeriGas Finance LLC
6.75%, 05/20/20	300,000	312,000
Archer-Daniels-Midland Co.
0.88%, 02/15/14 CONV	1,030,000	1,039,656
ARRIS Group, Inc.
2.00%, 11/15/26 CONV	575,000	592,250
Blucora, Inc.
4.25%, 04/01/19 CONV 144A	240,000	269,250
Boston Properties LP
3.63%, 02/15/14 CONV 144A	1,545,000	1,598,109
Bristow Group, Inc.
3.00%, 06/15/38 CONVΔ	925,000	1,094,969
CCO Holdings LLC
5.25%, 09/30/22	300,000	286,500
CenturyLink, Inc.
5.80%, 03/15/22	200,000	198,500
Chesapeake Energy Corporation
2.50%, 05/15/37 CONVΔ	2,315,000	2,192,016
CIT Group, Inc.
5.00%, 05/15/17	30,000	30,788
5.00%, 08/15/22	500,000	498,474
Citigroup, Inc.
5.95%, 12/29/49†	2,808,000	2,797,751
Covanta Holding Corporation
3.25%, 06/01/14 CONV	350,000	452,375
DaVita HealthCare Partners, Inc.
6.63%, 11/01/20Δ	500,000	532,500
Dealertrack Technologies, Inc.
1.50%, 03/15/17 CONV	370,000	429,200

See Notes to Financial Statements.

	Par	Value
Denbury Resources, Inc.
4.63%, 07/15/23	$200,000	$184,750
Electronic Arts, Inc.
0.75%, 07/15/16 CONVΔ	2,300,000	2,406,375
Equinix, Inc.
5.38%, 04/01/23	450,000	443,250
Exterran Holdings, Inc.
4.25%, 06/15/14 CONV	1,050,000	1,352,531
Frontier Communications Corporation
8.50%, 04/15/20Δ	450,000	498,375
General Cable Corporation
0.88%, 11/15/13 CONV	2,350,000	2,347,063
General Electric Capital Corporation
6.25%, 12/15/49†	2,400,000	2,560,750
Goodrich Petroleum Corporation
5.00%, 10/01/29 CONV	1,380,000	1,376,550
Goodyear Tire & Rubber Co.
6.50%, 03/01/21Δ	200,000	204,500
7.00%, 05/15/22Δ	325,000	334,750
Greenbrier Cos., Inc.
3.50%, 04/01/18 CONV	850,000	877,625
Griffon Corporation
4.00%, 01/15/17 CONV 144A	470,000	502,019
Group 1 Automotive, Inc.
2.25%, 06/15/36 STEPΔ	1,550,000	1,853,219
Hanesbrands, Inc.
6.38%, 12/15/20Δ	500,000	535,625
HCA, Inc.
5.88%, 05/01/23	400,000	402,000
Health Care REIT, Inc.
3.00%, 12/01/29 CONV	1,070,000	1,418,419
Hologic, Inc.
2.00%, 12/15/43 STEPΔ	520,000	533,650
2.00%, 12/15/37 STEPΔ	340,000	341,702
2.00%, 03/01/42 STEPΔ	1,790,000	1,775,456
Hornbeck Offshore Services, Inc.
1.63%, 11/15/26 STEPΔ	890,000	1,026,793
Iconix Brand Group, Inc.
2.50%, 06/01/16 CONV	1,945,000	2,202,712
Illumina, Inc.
0.25%, 03/15/16 CONV 144A	2,105,000	2,281,294
Integra LifeSciences Holdings Corporation
1.63%, 12/15/16 CONV	1,900,000	1,866,750
Intel Corporation
2.95%, 12/15/35 CONVΔ	3,294,000	3,592,519
Janus Capital Group, Inc.
3.25%, 07/15/14 CONVΔ	3,169,000	3,315,566
0.75%, 07/15/18 CONV	84,000	86,835
Jarden Corporation
7.50%, 05/01/17	500,000	550,625
1.88%, 09/15/18 CONV 144AΔ	820,000	925,062
L Brands, Inc.
5.63%, 02/15/22	200,000	204,000
L-3 Communications Holdings, Inc.
3.00%, 08/01/35 CONV	2,152,000	2,199,075

	Par	Value
Lam Research Corporation
0.50%, 05/15/16 CONVΔ	$1,530,000	$1,616,062
Leap Wireless International, Inc.
4.50%, 07/15/14 CONV	1,605,000	1,618,041
Lennar Corporation
2.00%, 12/01/20 CONV 144A	775,000	1,031,719
LifePoint Hospitals, Inc.
3.50%, 05/15/14 CONV	3,450,000	3,747,562
Linear Technology Corporation
3.00%, 05/01/27 CONV	1,230,000	1,286,888
Live Nation Entertainment, Inc.
2.88%, 07/15/27 CONV	1,990,000	2,018,606
Mediacom LLC
7.25%, 02/15/22	350,000	370,125
Microchip Technology, Inc.
2.13%, 12/15/37 CONV	914,000	1,330,441
Micron Technology, Inc.
1.88%, 06/01/14 CONVΔ	245,000	279,912
Navistar International Corporation
3.00%, 10/15/14 CONVΔ	1,435,000	1,400,919
NBTY, Inc.
9.00%, 10/01/18	500,000	546,250
Nuance Communications, Inc.
2.75%, 11/01/31 CONV	1,545,000	1,599,075
NuVasive, Inc.
2.75%, 07/01/17 CONV	2,370,000	2,349,263
Omnicare, Inc.
3.25%, 12/15/35 CONV	2,195,000	2,271,825
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 CONV 144A	2,185,000	2,223,238
Prologis LP
3.25%, 03/15/15 CONVΔ	1,595,000	1,845,216
Reynolds Group Issuer, Inc.
9.88%, 08/15/19	250,000	268,750
Rovi Corporation
2.63%, 02/15/40 CONVΔ	1,820,000	1,856,400
RTI International Metals, Inc.
3.00%, 12/01/15 CONVΔ	425,000	462,719
Ryland Group, Inc.
0.25%, 06/01/19 CONVΔ	690,000	626,175
Salesforce.com, Inc.
0.25%, 04/01/18 CONV 144AΔ	1,475,000	1,405,859
Salix Pharmaceuticals, Ltd.
1.50%, 03/15/19 CONV	570,000	682,931
Sally Holdings LLC
5.75%, 06/01/22	300,000	306,000
SEACOR Holdings, Inc.
2.50%, 12/15/27 CONV 144A	770,000	890,312
Steel Dynamics, Inc.
5.13%, 06/15/14 CONV	1,560,000	1,672,125
Terex Corporation
6.50%, 04/01/20	400,000	410,000
TIBCO Software, Inc.
2.25%, 05/01/32 CONV	2,060,000	2,012,362
Titan Machinery, Inc.
3.75%, 05/01/19 CONVΔ	1,250,000	1,175,000

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Toll Brothers Finance Corporation
0.50%, 09/15/32 CONV 144AΔ	$1,280,000	$1,307,200
Trinity Industries, Inc.
3.88%, 06/01/36 CONVΔ	1,920,000	2,260,800
TTM Technologies, Inc.
3.25%, 05/15/15 CONVΔ	1,715,000	1,731,078
tw telecom, Inc.
2.38%, 04/01/26 CONV	484,000	730,538
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18Δ	250,000	266,250
Walter Investment Management Corporation
4.50%, 11/01/19 CONV	960,000	966,600
WebMD Health Corporation
2.50%, 01/31/18 CONV	1,765,000	1,641,449
WellPoint, Inc.
2.75%, 10/15/42 CONV 144A@Δ	228,000	285,000
XM Satellite Radio, Inc.
7.00%, 12/01/14 CONV 144A	250,000	476,562

Total Corporate Bonds
(Cost $96,467,294)		101,831,458

FOREIGN BONDS — 1.1%
Australia — 0.1%
FMG Resources August 2006 Proprietary, Ltd.
8.25%, 11/01/19 144AΔ	525,000	543,375
6.88%, 04/01/22 144AΔ	100,000	97,375

		640,750

Canada — 0.1%
VPII Escrow Corporation
7.50%, 07/15/21 144A	400,000	414,500

Luxembourg — 0.4%
ArcelorMittal
5.00%, 05/15/14 CONVΔ	1,600,000	1,636,000

Netherlands — 0.5%
Siemens Financierings-maatschappij NV
1.05%, 08/16/17 CONVΔ	2,000,000	2,052,400

Total Foreign Bonds
(Cost $4,720,483)		4,743,650

	Number of Contracts
PURCHASED OPTIONS — 0.1%
Call Options — 0.0%
Cliffs Natural Resources, Strike Price $24.00, Expires 07/20/13 (MLCS)	83	83
Cobalt International Energy, Inc., Strike Price $27.50, Expires 01/18/14 (GSC)	200	68,000
Stewart Information Services Corporation, Strike Price $10.00, Expires 08/17/13 (GSC)	53	16,430
Volcano Corporation, Strike Price $20.00, Expires 10/19/13 (GSC)	19	1,947

		86,460

	Number of Contracts	Value
Put Options — 0.1%
Apache Corporation, Strike Price $82.50, Expires 07/20/13 (JPM)	156	$20,280
Chesapeake Energy Corporation, Strike Price $19.00, Expires 08/18/13 (JPM)	649	36,344
ConocoPhillips, Strike Price $60.00, Expires 08/17/13 (GSC)	195	31,200
Consumer Staples Select Sector SPDR Fund, Strike Price $38.00, Expires 09/21/13 (KS)	130	7,020
Devon Energy Corporation, Strike Price $52.5, Expires 08/18/13 (GSC)	134	31,088
E.I. du Pont de Nemours & Co., Strike Price $52.50, Expires 07/20/13 (JPM)	174	16,530
Market Vectors Oil Service ETF, Strike Price $43.00, Expires 07/20/13 (HKSB)	121	11,495
Materials Select SPDR Trust, Strike Price $39.00, Expires 09/21/13 (GSC)	129	22,317
Pfizer, Inc. Strike Price $29.00, Expires 07/21/13 (GSC)	106	11,448

		187,722

Total Purchased Options
(Cost $280,148)		274,182

TOTAL INVESTMENTS — 116.9%
(Cost $490,369,162)		527,651,912

	Shares
COMMON STOCKS SOLD SHORT — (5.7)%
Consumer Discretionary — (0.9)%
Buckle, Inc. (The)	(5,000)	(260,100)
Foot Locker, Inc.	(3,710)	(130,332)
Hanesbrands, Inc.	(2,820)	(145,004)
Hyatt Hotels Corporation Class A*	(14,200)	(573,112)
Johnson Controls, Inc.	(7,510)	(268,783)
L Brands, Inc.	(3,790)	(186,658)
McDonald’s Corporation	(1,230)	(121,770)
MDC Holdings, Inc.	(8,020)	(260,730)
Netflix, Inc.*	(580)	(122,432)
NVR, Inc.*	(360)	(331,920)
Omnicom Group, Inc.	(2,930)	(184,209)
Panera Bread Co. Class A*	(570)	(105,986)
Royal Caribbean Cruises, Ltd.	(2,850)	(95,019)
Target Corporation	(8,390)	(577,735)
Time Warner, Inc.	(4,440)	(256,721)
Tupperware Brands Corporation	(4,010)	(311,537)
Under Armour, Inc. Class A*	(1,600)	(95,536)

		(4,027,584)

Consumer Staples — (0.1)%
Coca-Cola Enterprises, Inc.	(3,440)	(120,951)
McCormick & Co., Inc. (Non-Voting Shares)	(1,750)	(123,130)
Spectrum Brands Holdings, Inc.	(2,660)	(151,274)
Walgreen Co.	(4,970)	(219,674)

		(615,029)

See Notes to Financial Statements.

	Shares	Value
Energy — (0.4)%
Approach Resources Inc*	(9,520)	$(233,906)
Northern Oil and Gas, Inc.*	(11,190)	(149,275)
Oasis Petroleum, Inc.*	(9,970)	(387,534)
Pioneer Natural Resources Co.	(3,160)	(457,410)
Ultra Petroleum Corporation*	(6,120)	(121,299)
Valero Energy Corporation	(2,690)	(93,531)
Whiting Petroleum Corporation*	(4,470)	(206,022)

		(1,648,977)

Financial Services — (1.7)%
Apartment Investment & Management Co. Class A REIT	(12,040)	(361,682)
Assurant, Inc.	(7,270)	(370,116)
Bank of America Corporation	(29,590)	(380,527)
Blackhawk Network Holdings, Inc.*	(6,090)	(141,288)
BlackRock, Inc.	(500)	(128,425)
Capital One Financial Corporation	(6,940)	(435,901)
Cincinnati Financial Corporation	(10,390)	(476,901)
Cohen & Steers Inc	(13,330)	(452,953)
Comerica, Inc.	(7,350)	(292,750)
Digital Realty Trust, Inc. REIT	(2,820)	(172,020)
First Republic Bank	(7,020)	(270,130)
Fiserv, Inc.*	(1,420)	(124,122)
Global Payments, Inc.	(7,190)	(333,041)
Health Care REIT, Inc.	(3,150)	(211,144)
Host Hotels & Resorts, Inc. REIT	(21,170)	(357,138)
Janus Capital Group, Inc.	(37,860)	(322,189)
Jones Lang Lasalle, Inc.	(3,690)	(336,307)
Legg Mason, Inc.	(23,350)	(724,083)
Progressive Corporation (The)	(25,050)	(636,771)
SL Green Realty Corporation REIT	(3,730)	(328,949)
Thomson Reuters Corporation	(18,310)	(596,357)
Western Union Co. (The)	(19,390)	(331,763)

		(7,784,557)

Healthcare — (0.7)%
AmerisourceBergen Corporation	(2,500)	(139,575)
Arena Pharmaceuticals, Inc.*	(33,820)	(260,414)
Becton, Dickinson and Co.	(670)	(66,216)
Boston Scientific Corporation*	(7,220)	(66,929)
C.R. Bard, Inc.	(900)	(97,812)
Clovis Oncology, Inc.*	(3,350)	(224,383)
DENTSPLY International, Inc.	(2,420)	(99,123)
Eli Lilly & Co.	(3,310)	(162,587)
HMS Holdings Corporation*	(5,380)	(125,354)
IDEXX Laboratories, Inc.*	(1,480)	(132,874)
ImmunoGen, Inc.*	(2,960)	(49,106)
IPC The Hospitalist Co., Inc.*	(1,350)	(69,336)
Isis Pharmaceuticals, Inc.*	(2,650)	(71,206)
Johnson & Johnson	(3,880)	(333,137)
LifePoint Hospitals, Inc.*	(3,250)	(158,730)
Medtronic, Inc.	(2,120)	(109,116)
Neogen Corporation*	(1,860)	(103,342)
Pfizer, Inc.	(14,400)	(403,344)
Portola Pharmaceuticals, Inc.*	(2,220)	(54,546)
Quidel Corporation*	(3,810)	(97,269)
Sirona Dental Systems, Inc.*	(1,500)	(98,820)

	Shares	Value
Stryker Corporation	(1,980)	$(128,066)
Thermo Fisher Scientific, Inc.	(1,550)	(131,177)
Varian Medical Systems, Inc.*	(2,670)	(180,092)

		(3,362,554)

Materials & Processing — (0.5)%
Air Products & Chemicals, Inc.	(3,910)	(358,039)
Alcoa, Inc.	(29,720)	(232,410)
Allegheny Technologies, Inc.	(4,170)	(109,713)
Aptargroup, Inc.	(3,170)	(175,016)
Century Aluminum Co.*	(9,050)	(83,984)
Compass Minerals International, Inc.	(2,560)	(216,397)
E.I. du Pont de Nemours & Co.	(12,290)	(645,225)
Fastenal Co.	(4,060)	(186,151)
Globe Specialty Metals, Inc.	(8,450)	(91,851)
Mosaic Co. (The)	(1,830)	(98,472)
Schnitzer Steel Industries, Inc.	(4,840)	(113,159)

		(2,310,417)

Producer Durables — (1.1)%
3M Co.	(840)	(91,854)
Advanced Energy Industries, Inc.*	(9,230)	(160,694)
Atlas Air Worldwide Holdings, Inc.*	(5,350)	(234,116)
CSX Corporation	(17,380)	(403,042)
Emerson Electric Co.	(10,460)	(570,488)
GrafTech International, Ltd.*	(14,820)	(107,890)
Hub Group, Inc. Class A*	(7,570)	(275,699)
Kennametal, Inc.	(9,600)	(372,768)
Knight Transportation, Inc.	(24,200)	(407,044)
Landstar System, Inc.	(5,390)	(277,585)
Manitowoc Co, Inc.	(4,760)	(85,252)
Mettler-Toledo International, Inc.*	(730)	(146,876)
Norfolk Southern Corporation	(4,660)	(338,549)
Southwest Airlines Co.	(18,850)	(242,977)
Stericycle, Inc.*	(1,230)	(135,829)
Textron, Inc.	(11,240)	(292,802)
Waters Corporation*	(1,340)	(134,067)
Werner Enterprises, Inc.	(19,200)	(464,064)

		(4,741,596)

Technology — (0.3)%
Bankrate, Inc.*	(15,210)	(218,416)
Electronic Arts, Inc.*	(3,320)	(76,260)
Equinix, Inc.*	(660)	(121,915)
F5 Networks, Inc.*	(980)	(67,424)
International Business Machines Corporation	(1,010)	(193,021)
OpenTable, Inc.*	(1,110)	(70,985)
Tech Data Corporation*	(3,150)	(148,334)
Texas Instruments, Inc.	(5,620)	(195,969)
TriQuint Semiconductor, Inc.*	(14,280)	(98,960)
Vocera Communications, Inc.*	(930)	(13,671)

		(1,204,955)

Utilities — 0.0%
National Fuel Gas Co.	(3,900)	(226,005)

Total Common Stocks Sold Short
(Cost $(26,238,130))		(25,921,674)

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
FOREIGN COMMON STOCKS SOLD SHORT — (1.0)%
Brazil — 0.0%
Banco Bradesco SA ADR	(13,834)	$(179,980)

Canada — (0.2)%
Barrick Gold Corporation	(11,250)	(177,075)
Encana Corporation	(21,820)	(369,631)
Goldcorp, Inc.	(2,970)	(73,448)
Home Capital Group, Inc.	(6,500)	(343,201)
Hudbay Minerals, Inc.	(17,900)	(118,460)

		(1,081,815)

Chile — 0.0%
Banco Santander Chile ADR	(1)	(21)

China — (0.1)%
Aluminum Corporation of China, Ltd. Class H*	(140,590)	(44,649)
China Minsheng Banking Corporation Ltd. H Shares	(204,927)	(199,556)

		(244,205)

Germany — (0.1)%
Daimler AG	(3,191)	(192,636)
Fresenius Medical Care AG & CO KGaA ADR	(1,870)	(65,955)
SAP AG ADR	(1,510)	(109,974)
SGL Carbon SE	(2,580)	(81,941)

		(450,506)

Hong Kong — (0.1)%
Hong Kong & China Gas Co., Ltd.	(106,370)	(259,549)

Ireland — (0.1)%
Accenture PLC Class A	(2,400)	(172,704)
Alkermes PLC*	(3,360)	(96,365)

		(269,069)

Israel — 0.0%
Sodastream International, Ltd.*	(1,830)	(132,950)

Mexico — (0.1)%
Grupo Financiero Banorte SAB de CV	(41,650)	(248,792)

South Africa — 0.0%
AngloGold Ashanti, Ltd. ADR	(5,290)	(75,647)
Gold Fields, Ltd. ADR	(24,720)	(129,780)

		(205,427)

Spain — (0.1)%
Banco Bilbao Vizcaya Argentaria SA ADR	(37,930)	(318,991)

Sweden — 0.0%
Hennes & Mauritz AB Class B	(3,890)	(127,986)

United Kingdom — (0.2)%
Aon PLC	(4,480)	(288,288)
AstraZeneca PLC ADR	(3,820)	(180,686)
Royal Bank of Scotland Group PLC*	(72,170)	(299,491)

		(768,465)

Total Foreign Common Stocks Sold Short
(Cost $(4,814,642))		(4,287,756)

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT — (1.7)%
CurrencyShares Euro Trust	(1,020)	$(131,509)
Health Care Select Sector SPDR Fund	(16,070)	(765,093)
iShares Nasdaq Biotechnology Index Fund	(2,270)	(394,708)
iShares Russell 2000 Growth Index Fund	(6,320)	(704,743)
iShares Russell 2000 Index Fund	(9,650)	(937,594)
Market Vectors Biotech ETF	(5,240)	(358,992)
Market Vectors Oil Service ETF	(5,860)	(250,691)
Market Vectors Agribusiness ETF	(7,660)	(392,115)
Market Vectors Pharmaceutical ETF	(7,190)	(326,929)
Market Vectors Semiconductor ETF	(2,480)	(93,471)
SPDR S&P 500 ETF Trust	(3,370)	(539,234)
SPDR S&P Oil & Gas Exploration & Production ETF	(3,100)	(180,358)
Vanguard Small-Cap ETF	(12,860)	(1,205,111)
Vanguard Small-Cap Growth ETF	(12,130)	(1,248,662)

Total Exchange Traded Funds Sold Short
(Cost $(7,075,058))		(7,529,210)

TOTAL SECURITIES SOLD SHORT — (8.4)%
(Cost $(38,127,830))		(37,738,640)

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Cobalt International Energy, Inc., Strike Price $35.00, Expires 01/18/14 (GSC)	(200)	(20,500)

(Premiums received $(15,545))
Cobalt International Energy, Inc., Strike Price $20.00, Expires 01/18/14 (GSC)	(200)	(24,000)

(Premiums received $(30,354))
Total Written Options
(Premiums received $(45,899))		(44,500)

Other Assets in Excess of Liabilities — (8.5)%		(38,408,347)

NET ASSETS — 100.0%		$451,460,425

See Notes to Financial Statements.

PORTFOLIO SUMMARY (based on net assets)

%
Money Market Funds	30.4
Corporate Bonds	22.6
Financial Services	10.2
Healthcare	9.7
Futures Contracts	7.2
Consumer Staples	6.4
Utilities	6.2
Producer Durables	5.5
Technology	5.1
Preferred Stocks	5.0
Consumer Discretionary	4.8
Energy	4.3
Foreign Common Stocks	3.5
Materials & Processing	1.2
Foreign Bonds	1.1
Equity Linked Securities	0.6
Master Limited Partnerships	0.2
Purchased Options	0.1
Foreign Preferred Stock	— **
Written Options	— **
Forward Foreign Currency Contracts	(0.4)
Foreign Common Stocks Sold Short	(1.0)
Exchange Traded Funds Sold Short	(1.7)
Common Stocks Sold Short	(5.7)

115.3

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$241,109,885	$241,109,885	$—	$—
Corporate Bonds	101,831,458	—	98,083,896	3,747,562
Equity Linked Securities	2,804,261	—	—	2,804,261
Foreign Bonds	4,743,650	—	4,743,650	—
Foreign Common Stocks	16,013,797	11,821,183	4,192,614	—
Foreign Preferred Stocks	20,198	—	20,198	—
Master Limited Partnerships	1,104,644	1,104,644	—	—
Money Market Funds	137,130,247	137,130,247	—	—
Preferred Stocks	22,619,590	15,850,804	—	6,768,786
Purchased Options	274,182	274,182	—	—

Total Assets — Investments in Securities	$527,651,912	$407,290,945	$107,040,358	$13,320,609

Other Financial Instruments***
Forward Foreign Currency Contracts	$9,675	$—	$9,675	$—

Total Assets — Other Financial Instruments	$9,675	$—	$9,675	$—

Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(25,921,674)	$(25,921,674)	$—	$—
Exchange Traded Funds Sold Short	(7,529,210)	(7,529,210)	—	—
Foreign Common Stocks Sold Short	(4,287,756)	(3,081,947)	(1,205,809)	—
Written Options	(44,500)	(44,500)	—	—

Total Liabilities — Investments in Securities	$(37,783,140)	$(36,577,331)	$(1,205,809)	$—

Other Financial Instruments***
Futures Contracts	$(671,460)	$(671,460)	$—	$—

Total Liabilities — Other Financial Instruments	$(671,460)	$(671,460)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

The unobservable inputs used in the fair value measurement of the reporting entity’s corporate bonds, equity linked securities and preferred stock are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

See Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Corporate Bonds	Equity Linked Securities	Preferred Stock
Balance, 12/31/12	$17,105,649	$9,279,529	$1,467,145	$6,358,975
Accrued discounts/premiums	79,705	79,705	—	—
Realized gain (loss)(1)	839,459	390,034	38,255	411,170
Change in unrealized appreciation (depreciation)(2)	(632,751)	(232,323)	10,941	(411,369)
Purchases	5,588,008	1,038,142	2,091,270	2,458,596
Sales	(9,659,461)	(6,807,525)	(803,350)	(2,048,586)
Transfers in to Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Maturities	—	—	—	—
Paydowns	—	—	—	—

Balance, 06/30/13	$13,320,609	$3,747,562	$2,804,261	$6,768,786

(1)	Realized gain (loss) from the sale of Level 3 securities can be found on the Statement of Operations in Net realized gain (loss) from investment securities.
(2)	Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on Investment securities.

See Notes to Financial Statements.

EQUITY INDEX FUND SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.2%
Consumer Discretionary — 13.1%
Amazon.com, Inc.*	7,394	$2,053,240
AutoNation, Inc.Δ*	815	35,363
AutoZone, Inc.*	736	311,836
Avon Products, Inc.	9,006	189,396
Bed Bath & Beyond, Inc.Δ*	4,429	314,016
Best Buy Co., Inc.Δ	5,352	146,270
BorgWarner, Inc.*	2,400	206,760
Cablevision Systems Corporation Class AΔ	4,129	69,450
CarMax, Inc.*	4,523	208,782
CBS Corporation Class B	11,569	565,377
Chipotle Mexican Grill, Inc.*	624	227,354
Coach, Inc.Δ	5,626	321,188
Comcast Corporation Class A	53,642	2,246,527
Costco Wholesale Corporation	8,928	987,169
D.R. Horton, Inc.Δ	5,917	125,914
Darden Restaurants, Inc.	2,708	136,700
DIRECTV*	11,337	698,586
Discovery Communications, Inc. Class AΔ*	4,934	380,954
Dollar General Corporation*	6,055	305,354
Dollar Tree, Inc.*	4,531	230,356
eBay, Inc.*	23,824	1,232,177
Estee Lauder Cos., Inc. (The) Class A	4,887	321,418
Expedia, Inc.Δ	1,843	110,856
Family Dollar Stores, Inc.	1,907	118,825
Ford Motor Co.	80,169	1,240,214
Fossil Group, Inc.*	1,078	111,368
GameStop Corporation Class AΔ	2,459	103,352
Gannett Co., Inc.	4,845	118,509
Gap, Inc. (The)	5,875	245,164
General Motors Co.Δ*	15,799	526,265
Genuine Parts Co.Δ	3,204	250,136
Goodyear Tire & Rubber Co. (The)*	4,943	75,578
H&R Block, Inc.	5,616	155,844
Harley-Davidson, Inc.	4,487	245,977
Harman International Industries, Inc.	1,346	72,953
Hasbro, Inc.Δ	2,303	103,244
Home Depot, Inc. (The)	29,713	2,301,866
Interpublic Group of Cos., Inc. (The)	8,747	127,269
J.C. Penney Co., Inc.Δ*	2,818	48,131
Johnson Controls, Inc.	13,773	492,936
Kohl’s CorporationΔ	4,051	204,616
L Brands, Inc.	4,921	242,359
Leggett & Platt, Inc.Δ	2,803	87,145
Lennar Corporation Class AΔ	3,248	117,058
Lowe’s Cos., Inc.	21,793	891,334
Macy’s, Inc.	7,898	379,104
Marriott International, Inc. Class A	4,928	198,943
Marriott International, Ltd. Placeholder Shares+*	82,125	—
Mattel, Inc.	6,988	316,626
McDonald’s Corporation	20,375	2,017,125
McGraw Hill Financial, Inc.	5,540	294,673
Netflix, Inc.*	1,161	245,075
Newell Rubbermaid, Inc.	5,983	157,054

	Shares	Value
News Corporation Class A	40,468	$1,319,257
NIKE, Inc. Class B	14,673	934,377
Nordstrom, Inc.Δ	3,020	181,019
Omnicom Group, Inc.Δ	5,251	330,130
O’Reilly Automotive, Inc.*	2,233	251,480
PetSmart, Inc.Δ	2,131	142,756
priceline.com, Inc.*	1,049	867,659
PulteGroup, Inc.*	6,765	128,332
PVH Corporation	1,642	205,332
Ralph Lauren Corporation	1,259	218,739
Ross Stores, Inc.	4,418	286,331
Scripps Networks Interactive, Inc. Class A	1,727	115,295
Staples, Inc.Δ	13,423	212,889
Starbucks Corporation	15,233	997,609
Starwood Hotels & Resorts Worldwide, Inc.	4,023	254,213
Target Corporation	13,074	900,276
Tiffany & Co.	2,481	180,716
Time Warner Cable, Inc.	5,915	665,319
Time Warner, Inc.	18,908	1,093,261
TJX Cos., Inc.	14,710	736,383
TripAdvisor, Inc.Δ*	2,314	140,853
Urban Outfitters, Inc.*	2,121	85,307
VF Corporation	1,790	345,577
Wal-Mart Stores, Inc.	33,327	2,482,528
Walt Disney Co. (The)	36,658	2,314,953
Washington Post Co. (The) Class B	84	40,637
Whirlpool Corporation	1,614	184,577
Wyndham Worldwide Corporation	2,789	159,614
Yum! Brands, Inc.	9,126	632,797

		39,322,002

Consumer Staples — 7.0%
Archer-Daniels-Midland Co.	13,299	450,969
Campbell Soup Co.	3,715	166,395
Clorox Co. (The)Δ	2,666	221,651
Coca-Cola Co. (The)	77,889	3,124,128
Coca-Cola Enterprises, Inc.	5,170	181,777
Colgate-Palmolive Co.	17,782	1,018,731
ConAgra Foods, Inc.	8,337	291,211
CVS Caremark Corporation	24,900	1,423,782
Dr. Pepper Snapple Group, Inc.	4,140	190,150
General Mills, Inc.	12,993	630,550
Hershey Co. (The)	3,016	269,268
Hormel Foods CorporationΔ	2,830	109,181
J.M. Smucker Co. (The)	2,154	222,185
Kellogg Co.Δ	5,211	334,703
Kimberly-Clark CorporationΔ	7,843	761,869
Kraft Foods Group, Inc.	12,056	673,569
Kroger Co. (The)	10,455	361,116
McCormick & Co., Inc. (Non-Voting Shares)Δ	2,754	193,771
Mead Johnson Nutrition Co.	4,142	328,171
Mondelez International, Inc. Class A	36,290	1,035,354
Monster Beverage Corporation*	2,993	181,885
PepsiCo, Inc.	31,463	2,573,359
Procter & Gamble Co. (The)	55,737	4,291,192
Safeway, Inc.Δ	5,018	118,726
Sysco CorporationΔ	12,160	415,386

See Notes to Financial Statements.

	Shares	Value
Tyson Foods, Inc. Class A	5,763	$147,994
Walgreen Co.	17,607	778,229
Whole Foods Market, Inc.	6,976	359,124

		20,854,426

Energy — 10.0%
Anadarko Petroleum Corporation	10,202	876,658
Apache Corporation	7,957	667,035
Baker Hughes, Inc.	9,086	419,137
Cabot Oil & Gas Corporation	4,283	304,179
Cameron International Corporation*	4,997	305,616
Chesapeake Energy CorporationΔ	10,683	217,719
Chevron Corporation	39,428	4,665,909
ConocoPhillips	24,850	1,503,425
CONSOL Energy, Inc.	4,506	122,113
Denbury Resources, Inc.*	7,628	132,117
Devon Energy Corporation	7,752	402,174
Diamond Offshore Drilling, Inc.Δ	1,404	96,581
EOG Resources, Inc.	5,548	730,561
EQT Corporation	3,110	246,841
Exterran Holdings, Inc.*	13	366
Exxon Mobil Corporation	90,431	8,170,441
First Solar, Inc.*	1,376	61,548
FMC Technologies, Inc.*	4,905	273,110
Halliburton Co.	18,855	786,631
Helmerich & Payne, Inc.Δ	2,209	137,952
Hess Corporation	6,019	400,203
Kinder Morgan, Inc.	12,987	495,454
Marathon Oil Corporation	14,461	500,061
Marathon Petroleum Corporation	6,582	467,717
Murphy Oil Corporation	3,618	220,300
National Oilwell Varco, Inc.	8,684	598,328
Newfield Exploration Co.*	2,688	64,216
Noble Energy, Inc.	7,338	440,573
Occidental Petroleum Corporation	16,414	1,464,621
Peabody Energy CorporationΔ	5,661	82,877
Phillips 66	12,658	745,683
Pioneer Natural Resources Co.	2,769	400,813
QEP Resources, Inc.	3,559	98,869
Range Resources Corporation	3,321	256,780
Schlumberger, Ltd.	27,007	1,935,322
Southwestern Energy Co.*	7,115	259,911
Spectra Energy Corporation	13,632	469,759
Tesoro Corporation	2,765	144,665
Valero Energy Corporation	11,074	385,043
Williams Cos., Inc. (The)	13,824	448,865
WPX Energy, Inc.Δ*	4,056	76,821

		30,076,994

Financial Services — 16.9%
Aflac, Inc.	9,421	547,549
Allstate Corporation (The)	9,483	456,322
American Express Co.	19,459	1,454,755
American International Group, Inc.*	30,116	1,346,185
American Tower Corporation REIT	8,036	587,994

	Shares	Value
Ameriprise Financial, Inc.	4,043	$326,998
Apartment Investment & Management Co. Class A REIT	2,872	86,275
Assurant, Inc.	1,564	79,623
AvalonBay Communities, Inc. REIT	2,459	331,744
Bank of America Corporation	218,985	2,816,147
Bank of New York Mellon Corporation (The)	23,661	663,691
BB&T Corporation	14,375	487,025
Berkshire Hathaway, Inc. Class B*	37,098	4,152,008
BlackRock, Inc.	2,554	655,995
Boston Properties, Inc. REIT	3,061	322,844
Capital One Financial Corporation	11,959	751,145
CBRE Group, Inc. Class A*	6,349	148,313
Charles Schwab Corporation (The)	22,194	471,179
Chubb Corporation (The)	5,225	442,296
Cincinnati Financial Corporation	3,098	142,198
Citigroup, Inc.	61,881	2,968,432
CME Group, Inc.	6,194	470,620
Comerica, Inc.	3,797	151,234
Discover Financial Services	9,911	472,160
Dun & Bradstreet Corporation (The)Δ	779	75,914
E*TRADE Financial Corporation*	5,845	73,998
Equifax, Inc.	2,524	148,739
Equity Residential REIT	6,491	376,867
Fidelity National Information Services, Inc.	5,895	252,542
Fifth Third Bancorp	18,009	325,062
First Horizon National Corporation Placeholder Shares+*	271,852	—
Fiserv, Inc.*	2,674	233,734
Franklin Resources, Inc.	2,794	380,040
Genworth Financial, Inc. Class A*	9,789	111,692
Goldman Sachs Group, Inc. (The)	8,755	1,324,194
Hartford Financial Services Group, Inc.Δ	9,287	287,154
HCP, Inc. REIT	9,350	424,864
Health Care REIT, Inc.	5,794	388,372
Host Hotels & Resorts, Inc. REITΔ	15,401	259,815
Hudson City Bancorp, Inc.	9,338	85,536
Huntington Bancshares, Inc.	17,141	135,071
IntercontinentalExchange, Inc.Δ*	1,505	267,529
JPMorgan Chase & Co.	76,903	4,059,709
KeyCorp	18,690	206,338
Kimco Realty Corporation REITΔ	8,531	182,819
Legg Mason, Inc.Δ	2,303	71,416
Leucadia National Corporation	5,854	153,492
Lincoln National Corporation	5,427	197,923
Loews Corporation	6,161	273,548
M&T Bank CorporationΔ	2,457	274,570
Macerich Co. (The) REIT	2,779	169,436
Marsh & McLennan Cos., Inc.	11,239	448,661
Mastercard, Inc. Class A	2,133	1,225,408

See Notes to Financial Statements.

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MetLife, Inc.	22,215	$1,016,558
Moody’s Corporation	3,997	243,537
Morgan Stanley	28,050	685,261
NASDAQ OMX Group, Inc. (The)	2,287	74,991
Northern Trust Corporation	4,250	246,075
NYSE Euronext	4,832	200,045
People’s United Financial, Inc.Δ	7,109	105,924
Plum Creek Timber Co., Inc. REITΔ	3,212	149,904
PNC Financial Services Group, Inc. (The)	10,730	782,432
Principal Financial Group, Inc.Δ	5,721	214,251
Progressive Corporation (The)	11,422	290,347
Prologis, Inc. REIT	10,243	386,366
Prudential Financial, Inc.	9,488	692,909
Public Storage REIT	2,967	454,930
Regions Financial Corporation	29,090	277,228
Simon Property Group, Inc. REIT	6,350	1,002,792
SLM Corporation	8,841	202,105
State Street Corporation	9,212	600,715
SunTrust Banks, Inc.	10,934	345,186
T Rowe Price Group, Inc.	5,247	383,818
Torchmark CorporationΔ	1,902	123,896
Total System Services, Inc.	3,083	75,472
Travelers Cos., Inc. (The)	7,710	616,183
Unum Group	5,280	155,074
US Bancorp	37,716	1,363,433
Ventas, Inc. REIT	5,942	412,731
Visa, Inc. Class AΔ	10,293	1,881,046
Vornado Realty Trust REIT	3,446	285,501
Wells Fargo & Co.	100,195	4,135,048
Western Union Co. (The)Δ	11,240	192,316
Weyerhaeuser Co. REIT	10,944	311,795
Zions BancorporationΔ	3,603	104,055

		50,759,099

Healthcare — 11.8%
Abbott Laboratories	31,835	1,110,405
AbbVie, Inc.	32,226	1,332,223
Aetna, Inc.	7,767	493,515
Alexion Pharmaceuticals, Inc.*	4,018	370,620
Allergan, Inc.	6,017	506,872
AmerisourceBergen Corporation	4,646	259,386
Amgen, Inc.	15,254	1,504,960
Baxter International, Inc.	11,064	766,403
Becton, Dickinson and Co.Δ	3,918	387,216
Biogen Idec, Inc.*	4,836	1,040,707
Boston Scientific Corporation*	27,876	258,411
Bristol-Myers Squibb Co.	33,370	1,491,305
C.R. Bard, Inc.	1,531	166,389
Cardinal Health, Inc.	6,966	328,795
CareFusion Corporation*	4,580	168,773
Celgene Corporation*	8,483	991,748
Cerner CorporationΔ*	2,970	285,387
Cigna Corporation	5,831	422,689
DaVita HealthCare Partners, Inc.*	1,755	212,004
DENTSPLY International, Inc.Δ	2,837	116,204
Edwards Lifesciences CorporationΔ*	2,277	153,014
Eli Lilly & Co.	20,196	992,027
Express Scripts Holding Co.*	16,573	1,022,388

	Shares	Value
Forest Laboratories, Inc.*	4,869	$199,629
Gilead Sciences, Inc.Δ*	31,015	1,588,278
Hospira, Inc.Δ*	3,500	134,085
Humana, Inc.	3,189	269,088
Intuitive Surgical, Inc.*	826	418,435
Johnson & Johnson	57,070	4,900,030
Laboratory Corporation of America HoldingsΔ*	1,887	188,889
Life Technologies Corporation*	3,566	263,920
McKesson Corporation	4,586	525,097
Medtronic, Inc.	20,510	1,055,650
Merck & Co., Inc.	61,397	2,851,891
Mylan, Inc.*	7,667	237,907
Patterson Cos., Inc.	1,684	63,318
PerkinElmer, Inc.	2,326	75,595
Pfizer, Inc.	134,926	3,779,276
Quest Diagnostics, Inc.Δ	3,285	199,170
Regeneron Pharmaceuticals, Inc.*	1,545	347,440
St. Jude Medical, Inc.Δ	5,667	258,585
Stryker Corporation	5,847	378,184
Tenet Healthcare Corporation*	2,046	94,321
Thermo Fisher Scientific, Inc.	7,313	618,899
UnitedHealth Group, Inc.	20,751	1,358,775
Varian Medical Systems, Inc.Δ*	2,193	147,918
WellPoint, Inc.	6,143	502,743
Zimmer Holdings, Inc.	3,438	257,644
Zoetis, Inc.	10,432	322,260

		35,418,468

Materials & Processing — 3.4%
Air Products & Chemicals, Inc.Δ	4,271	391,095
Airgas, Inc.	1,345	128,394
Alcoa, Inc.Δ	22,296	174,355
Allegheny Technologies, Inc.Δ	2,039	53,646
Ball Corporation	3,080	127,943
Bemis Co., Inc.Δ	2,220	86,891
CF Industries Holdings, Inc.	1,200	205,800
Cliffs Natural Resources, Inc.Δ	3,044	49,465
Dow Chemical Co. (The)	24,525	788,969
E.I. du Pont de Nemours & Co.	18,695	981,487
Eastman Chemical Co.	3,150	220,531
Ecolab, Inc.	5,436	463,093
Fastenal Co.Δ	5,502	252,267
FMC Corporation	2,727	166,511
Freeport-McMoRan Copper & Gold, Inc.	21,001	579,838
International Flavors & Fragrances, Inc.	1,618	121,609
International Paper Co.	9,064	401,626
Masco Corporation	7,467	145,532
MeadWestvaco Corporation	3,690	125,866
Monsanto Co.	10,831	1,070,103
Mosaic Co. (The)	5,606	301,659
Newmont Mining Corporation	9,995	299,350
Nucor CorporationΔ	6,505	281,797
Owens-Illinois, Inc.*	3,309	91,957
PPG Industries, Inc.	2,896	424,003
Praxair, Inc.	6,047	696,373
Precision Castparts Corporation	2,969	671,024
Sealed Air Corporation	4,014	96,135
Sherwin-Williams Co. (The)	1,739	307,107

See Notes to Financial Statements.

	Shares	Value
Sigma-Aldrich CorporationΔ	2,400	$192,864
United States Steel CorporationΔ	2,762	48,418
Vulcan Materials Co.	2,596	125,672

		10,071,380

Producer Durables — 9.5%
3M Co.	12,915	1,412,255
ADT Corporation (The)Δ*	4,423	176,256
Agilent Technologies, Inc.	7,093	303,297
Automatic Data Processing, Inc.	9,871	679,717
Avery Dennison Corporation	1,980	84,665
Boeing Co. (The)	13,869	1,420,740
C.H. Robinson Worldwide, Inc.Δ	3,211	180,811
Caterpillar, Inc.Δ	13,355	1,101,654
Cintas CorporationΔ	2,141	97,501
CSX Corporation	20,883	484,277
Cummins, Inc.	3,571	387,311
Danaher Corporation	11,821	748,269
Deere & Co.Δ	7,938	644,962
Dover CorporationΔ	3,441	267,228
Emerson Electric Co.	14,679	800,593
Expeditors International of Washington, Inc.	4,201	159,680
FedEx Corporation	6,041	595,522
FLIR Systems, Inc.	3,049	82,231
Flowserve CorporationΔ	2,841	153,442
Fluor Corporation	3,302	195,842
General Dynamics Corporation	6,814	533,741
General Electric Co.	210,333	4,877,622
Honeywell International, Inc.	15,962	1,266,425
Illinois Tool Works, Inc.	8,474	586,147
Iron Mountain, Inc.	3,511	93,428
Jacobs Engineering Group, Inc.Δ*	2,735	150,781
Joy Global, Inc.Δ	2,090	101,428
Kansas City Southern	2,229	236,185
L-3 Communications Holdings, Inc.	1,873	160,591
Lockheed Martin Corporation	5,424	588,287
Norfolk Southern Corporation	6,425	466,776
Northrop Grumman Corporation	4,837	400,504
PACCAR, Inc.Δ	7,121	382,113
Pall Corporation	2,281	151,527
Parker Hannifin Corporation	3,073	293,164
Paychex, Inc.Δ	6,639	242,456
Pitney Bowes, Inc.Δ	4,372	64,181
Quanta Services, Inc.*	4,504	119,176
Raytheon Co.	6,551	433,152
Republic Services, Inc.	5,912	200,653
Robert Half International, Inc.	2,799	93,011
Rockwell Automation, Inc.	2,876	239,111
Rockwell Collins, Inc.Δ	2,786	176,660
Roper Industries, Inc.	2,013	250,055
Ryder System, Inc.	987	60,000
Snap-on, Inc.	1,158	103,502
Southwest Airlines Co.	14,624	188,503
Stanley Black & Decker, Inc.	3,357	259,496
Stericycle, Inc.*	1,791	197,780
Textron, Inc.Δ	5,535	144,187
Union Pacific Corporation	9,496	1,465,043

	Shares	Value
United Parcel Service, Inc. Class B	14,440	$1,248,771
United Technologies Corporation	17,167	1,595,501
W.W. Grainger, Inc.Δ	1,220	307,660
Waste Management, Inc.	8,850	356,920
Waters Corporation*	1,722	172,286
Xerox Corporation	25,418	230,541
Xylem, Inc.	3,939	106,117

		28,519,734

Technology — 14.7%
Adobe Systems, Inc.*	10,185	464,029
Advanced Micro Devices, Inc.Δ*	12,208	49,809
Akamai Technologies, Inc.*	3,726	158,541
Altera Corporation	6,632	218,790
Amphenol Corporation Class A	3,283	255,877
Analog Devices, Inc.	6,286	283,247
Apple, Inc.	19,090	7,561,167
Applied Materials, Inc.	24,236	361,359
Autodesk, Inc.*	4,499	152,696
BMC Software, Inc.*	2,653	119,756
Broadcom Corporation Class A	10,730	362,245
CA, Inc.	6,776	193,997
Cisco Systems, Inc.	108,657	2,641,452
Citrix Systems, Inc.*	3,822	230,581
Cognizant Technology Solutions Corporation Class A*	6,158	385,552
Computer Sciences Corporation	3,120	136,562
Corning, Inc.	29,894	425,392
Crown Castle International Corporation*	5,927	429,055
Dell, Inc.	29,505	393,892
Electronic Arts, Inc.*	6,297	144,642
EMC Corporation	42,589	1,005,952
F5 Networks, Inc.*	1,645	113,176
Google, Inc. Class A*	5,462	4,808,581
Harris Corporation	2,245	110,566
Hewlett-Packard Co.	39,344	975,731
Intel CorporationΔ	101,058	2,447,625
International Business Machines Corporation	21,187	4,049,048
Intuit, Inc.	5,759	351,472
Jabil Circuit, Inc.	3,722	75,854
JDS Uniphase Corporation*	4,745	68,233
Juniper Networks, Inc.*	10,243	197,792
KLA-Tencor Corporation	3,331	185,637
Lam Research Corporation*	3,299	146,278
Linear Technology CorporationΔ	4,820	177,569
LSI Corporation*	10,894	77,783
Microchip Technology, Inc.Δ	4,101	152,762
Micron Technology, Inc.Δ*	21,079	302,062
Microsoft Corporation	152,807	5,276,426
Molex, Inc.Δ	2,666	78,220
Motorola Solutions, Inc.	5,457	315,033
NetApp, Inc.Δ*	7,443	281,197
NVIDIA CorporationΔ	11,529	161,752
Oracle Corporation	74,722	2,295,460
QUALCOMM, Inc.	35,112	2,144,641
Red Hat, Inc.*	3,792	181,333
SAIC, Inc.Δ	5,715	79,610
Salesforce.com, Inc.Δ*	11,078	422,958

See Notes to Financial Statements.

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
SanDisk Corporation*	4,940	$301,834
Symantec Corporation	14,309	321,523
Teradata Corporation*	3,319	166,713
Teradyne, Inc.Δ*	4,147	72,863
Texas Instruments, Inc.	22,427	782,029
VeriSign, Inc.Δ*	3,080	137,553
Western Digital Corporation	4,331	268,912
Xilinx, Inc.	5,362	212,389
Yahoo!, Inc.*	19,411	487,410

		44,202,618

Utilities — 5.8%
AES Corporation	12,967	155,474
AGL Resources, Inc.	2,368	101,492
Ameren Corporation	4,802	165,381
American Electric Power Co., Inc.	9,793	438,531
AT&T, Inc.	109,369	3,871,663
CenterPoint Energy, Inc.Δ	8,831	207,440
CenturyLink, Inc.Δ	12,367	437,173
CMS Energy Corporation	5,581	151,636
Consolidated Edison, Inc.Δ	5,895	343,737
Dominion Resources, Inc.	11,671	663,146
DTE Energy Co.	3,531	236,612
Duke Energy Corporation	14,320	966,600
Edison International	6,616	318,627
Entergy Corporation	3,653	254,541
Exelon Corporation	17,416	537,806
FirstEnergy CorporationΔ	8,482	316,718
Frontier Communications CorporationΔ	21,639	87,638
Integrys Energy Group, Inc.Δ	1,533	89,727
NextEra Energy, Inc.	8,592	700,076
NiSource, Inc.	6,458	184,957
Northeast Utilities	6,406	269,180
NRG Energy, Inc.	6,727	179,611
ONEOK, Inc.	4,222	174,411
Pepco Holdings, Inc.Δ	5,087	102,554
PG&E Corporation	8,914	407,637
Pinnacle West Capital Corporation	2,190	121,479
PPL Corporation	12,193	368,960
Public Service Enterprise Group, Inc.Δ	10,263	335,190
SCANA CorporationΔ	2,842	139,542
Sempra EnergyΔ	4,563	373,071
Southern Co. (The)Δ	17,861	788,206
Sprint Nextel Corporation*	60,816	426,928
TECO Energy, Inc.Δ	3,986	68,519
Verizon Communications, Inc.	58,147	2,927,120
Windstream CorporationΔ	12,759	98,372
Wisconsin Energy CorporationΔ	4,719	193,432
Xcel Energy, Inc.	10,278	291,279

		17,494,466

Total Common Stocks
(Cost $186,887,132)		276,719,187

FOREIGN COMMON STOCKS — 2.3%
Bermuda — 0.1%
Invesco, Ltd.	9,080	288,744
Nabors Industries, Ltd.	5,841	89,426

		378,170

Ireland — 1.0%
Accenture PLC Class A	13,194	949,440

	Shares	Value
Covidien PLC	9,584	$602,259
Eaton Corporation PLC	9,612	632,566
Ingersoll-Rand PLC	5,649	313,632
Seagate Technology PLC	6,577	294,847
XL Group PLC	5,999	181,890

		2,974,634

Netherlands — 0.2%
LyondellBasell Industries NV Class A	7,792	516,298

Panama — 0.1%
Carnival Corporation	9,108	312,313

Switzerland — 0.6%
ACE, Ltd.	6,907	618,038
Garmin, Ltd.Δ	2,153	77,852
Noble Corporation	5,248	197,220
Pentair, Ltd.	4,124	237,913
TE Connectivity, Ltd.	8,440	384,358
Tyco International, Ltd.	9,446	311,246

		1,826,627

United Kingdom — 0.3%
Aon PLC	6,335	407,657
Delphi Automotive PLC	5,919	300,034
Ensco PLC Class A	4,721	274,385
Rowan Cos. PLC Class A	2,445	83,301

		1,065,377

Total Foreign Common Stocks
(Cost $5,534,984)		7,073,419

RIGHTS/WARRANTS — 0.0%
American International Group, Inc. Fractional Warrants+* (Cost $0)	65,600	—

MONEY MARKET FUNDS — 13.5%
GuideStone Money Market Fund (GS4 Class)¥	12,083,035	12,083,035
Northern Institutional Liquid Assets Portfolio§	28,369,087	28,369,087

Total Money Market Funds
(Cost $40,452,122)		40,452,122

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill 0.08%, 10/17/13 (Cost $534,870)	$535,000	534,922

TOTAL INVESTMENTS — 108.2%
(Cost $233,409,108)		324,779,650
Liabilities in Excess of Other Assets — (8.2)%		(24,522,014)

NET ASSETS — 100.0%		$300,257,636

See Notes to Financial Statements.

PORTFOLIO SUMMARY (based on net assets)

	%
Financial Services	16.9
Technology	14.7
Money Market Funds	13.5
Consumer Discretionary	13.1
Healthcare	11.8
Energy	10.0
Producer Durables	9.5
Consumer Staples	7.0
Utilities	5.8
Futures Contracts	4.3
Materials & Processing	3.4
Foreign Common Stocks	2.3
U.S. Treasury Obligation	0.2
Rights/Warrants	—	**

	112.5

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$276,719,187	$276,719,187	$—	$—
Foreign Common Stocks	7,073,419	7,073,419	—	—
Money Market Funds	40,452,122	40,452,122	—	—
Rights/Warrants	—	—	—	—
U.S. Treasury Obligation	534,922	—	534,922	—

Total Assets — Investments in Securities	$324,779,650	$324,244,728	$534,922	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(192,637)	$(192,637)	$—	$—

Total Liabilities — Other Financial Instruments	$(192,637)	$(192,637)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

See Notes to Financial Statements.

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 86.5%
Financial Services — 86.5%
Acadia Realty Trust REIT	79,285	$1,957,547
Alexander’s, Inc. REITΔ	4,041	1,186,882
American Assets Trust, Inc. REIT	35,323	1,090,068
American Campus Communities, Inc. REIT	123,118	5,005,978
Associated Estates Realty Corporation REITΔ	38,351	616,684
AvalonBay Communities, Inc. REIT	74,997	10,117,845
Boston Properties, Inc. REIT	85,673	9,035,931
BRE Properties, Inc. REIT	2,841	142,107
Brookfield Office Properties, Inc.Δ	176,923	2,951,076
Camden Property Trust REITΔ	86,192	5,959,315
CBL & Associates Properties, Inc. REITΔ	135,315	2,898,447
Colonial Properties Trust REIT	28,503	687,492
DCT Industrial Trust, Inc. REITΔ	541,621	3,872,590
DDR Corporation REITΔ	58,635	976,273
DiamondRock Hospitality Co. REITΔ	368,755	3,436,797
Digital Realty Trust, Inc. REITΔ	61,630	3,759,430
Douglas Emmett, Inc. REIT	247,005	6,162,775
Duke Realty Corporation REIT	277,588	4,327,597
DuPont Fabros Technology, Inc. REITΔ	212,779	5,138,613
Education Realty Trust, Inc. REIT	60,079	614,608
Equity Residential REIT	130,841	7,596,628
Federal Realty Investment Trust REIT	38,367	3,977,890
Glimcher Realty Trust REITΔ	411,684	4,495,589
Health Care REIT, Inc.	94,972	6,365,973
Healthcare Realty Trust, Inc. REIT	220,956	5,634,378
Home Properties, Inc. REITΔ	5,995	391,893
Host Hotels & Resorts, Inc. REITΔ	114,280	1,927,904
LaSalle Hotel Properties REITΔ	137,245	3,389,951
Liberty Property Trust REITΔ	98,353	3,635,127
LTC Properties, Inc. REIT	43,446	1,696,566
Medical Properties Trust, Inc. REIT	34,833	498,809
Pebblebrook Hotel Trust REITΔ	86,987	2,248,614
Post Properties, Inc. REIT	99,645	4,931,431
Prologis, Inc. REIT	141,523	5,338,248

	Shares	Value
Public Storage REIT	80,469	$12,338,312
Regency Centers Corporation REIT	106,587	5,415,685
Select Income REIT	43,915	1,231,377
Simon Property Group, Inc. REIT	148,950	23,522,184
Sunstone Hotel Investors, Inc. REIT*	327,040	3,950,643
Taubman Centers, Inc. REIT	78,207	5,877,256
UDR, Inc. REITΔ	207,830	5,297,587
Ventas, Inc. REIT	163,713	11,371,505
Vornado Realty Trust REITΔ	99,684	8,258,819
Weingarten Realty Investors REITΔ	91,070	2,802,224

		202,132,648

Total Common Stocks
(Cost $190,135,308)		202,132,648

MONEY MARKET FUNDS — 25.2%
GuideStone Money Market Fund (GS4 Class)¥	5,499,195	5,499,195
Northern Institutional Liquid Assets Portfolio§	53,411,864	53,411,864

Total Money Market Funds
(Cost $58,911,059)		58,911,059

TOTAL INVESTMENTS — 111.7%
(Cost $249,046,367)		261,043,707
Liabilities in Excess of Other Assets — (11.7)%		(27,332,986)

NET ASSETS — 100.0%		$233,710,721

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	86.5
Money Market Funds	25.2
Futures Contracts	2.7

114.4

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$202,132,648	$202,132,648	$—	$—
Money Market Funds	58,911,059	58,911,059	—	—

Total Assets — Investments in Securities	$261,043,707	$261,043,707	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(50,614)	$(50,614)	$—	$—

Total Liabilities — Other Financial Instruments	$(50,614)	$(50,614)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.3%
Consumer Discretionary — 6.9%
Avon Products, Inc.	96,200	$2,023,086
CBS Corporation Class B	1,958	95,687
Comcast Corporation Class A	243,577	10,201,005
Dana Holding Corporation	304,340	5,861,588
Dillard’s, Inc. Class A	23,100	1,893,507
Ford Motor Co.	192,874	2,983,761
GameStop Corporation Class AΔ	117,700	4,946,931
Gap, Inc. (The)	225,300	9,401,769
General Motors Co.*	29,881	995,336
Home Depot, Inc. (The)	111,008	8,599,790
Jarden Corporation*	33,800	1,478,750
Johnson Controls, Inc.	24,925	892,066
Lear Corporation Class A	25,800	1,559,868
Lennar Corporation Class AΔ	159,351	5,743,010
Macy’s, Inc.	61,200	2,937,600
Newell Rubbermaid, Inc.	67,100	1,761,375
News Corporation Class A	19,197	625,822
Sirius XM Radio, Inc.*	60,592	202,983
Target CorporationΔ	179,952	12,391,495
Time Warner, Inc.	104,531	6,043,982
Wal-Mart Stores, Inc.	19,655	1,464,101
Walt Disney Co. (The)	50,972	3,218,882
Whirlpool Corporation	32,300	3,693,828

		89,016,222

Consumer Staples — 3.8%
Archer-Daniels-Midland Co.	22,537	764,230
CVS Caremark Corporation	39,278	2,245,916
Energizer Holdings, Inc.	51,800	5,206,418
Green Mountain Coffee Roasters, Inc.Δ*	12,800	960,768
Hershey Co. (The)	49,000	4,374,720
Hillshire Brands Co.	24,400	807,152
Kellogg Co.	769	49,393
Kimberly-Clark Corporation	15,735	1,528,498
Kroger Co. (The)	133,500	4,611,090
Mondelez International, Inc. Class A	218,983	6,247,585
PepsiCo, Inc.	116,800	9,553,072
Procter & Gamble Co. (The)	99,882	7,689,915
Safeway, Inc.Δ	50,200	1,187,732
Sysco CorporationΔ	13,713	468,436
Tyson Foods, Inc. Class A	118,500	3,043,080
Walgreen Co.	8,683	383,788

		49,121,793

Energy — 11.1%
Anadarko Petroleum Corporation	17,338	1,489,854
Apache Corporation	14,202	1,190,554
Baker Hughes, Inc.Δ	147,554	6,806,666
Chevron Corporation	226,115	26,758,449
ConocoPhillips	301,232	18,224,536
CVR Energy, Inc.Δ	36,500	1,730,100
Devon Energy Corporation	14,781	766,838
EOG Resources, Inc.	654	86,119
Exxon Mobil Corporation	391,309	35,354,768
First Solar, Inc.Δ*	19,300	863,289
Halliburton Co.	40,600	1,693,832
Hess Corporation	11,095	737,707
Kinder Morgan, Inc.	2,079	79,314

	Shares	Value
Marathon Oil Corporation	318,692	$11,020,369
Marathon Petroleum Corporation	58,875	4,183,657
Murphy Oil Corporation	74,600	4,542,394
National Oilwell Varco, Inc.	15,383	1,059,889
Occidental Petroleum Corporation	157,215	14,028,294
Patterson-UTI Energy, Inc.Δ	58,500	1,132,268
Phillips 66	22,634	1,333,369
Spectra Energy CorporationΔ	24,468	843,167
Superior Energy Services, Inc.*	34,900	905,306
Valero Energy Corporation	202,019	7,024,201
Williams Cos., Inc. (The)	11,259	365,580

		142,220,520

Financial Services — 23.7%
Aflac, Inc.	16,924	983,623
Allstate Corporation (The)Δ	95,944	4,616,825
American Express Co.	281,745	21,063,256
American Financial Group, Inc.	25,000	1,222,750
American International Group, Inc.*	224,508	10,035,508
Ameriprise Financial, Inc.	117,485	9,502,187
Assurant, Inc.	48,700	2,479,317
Bank of America Corporation	1,326,847	17,063,252
Bank of New York Mellon Corporation (The)	42,598	1,194,874
BB&T CorporationΔ	25,591	867,023
Berkshire Hathaway, Inc. Class B*	65,779	7,361,986
BlackRock, Inc.	3,025	776,971
Capital One Financial Corporation	228,046	14,323,569
CBOE Holdings, Inc.	41,200	1,921,568
Charles Schwab Corporation (The)	34,833	739,505
Chubb Corporation (The)	8,313	703,695
CIT Group, Inc.*	86,400	4,028,832
Citigroup, Inc.	669,253	32,104,066
CME Group, Inc.	11,596	881,064
Discover Financial Services	134,717	6,417,918
Equity Residential REITΔ	12,870	747,232
Fifth Third Bancorp	280,700	5,066,635
Goldman Sachs Group, Inc. (The)Δ	63,242	9,565,352
Hartford Financial Services Group, Inc.Δ	178,415	5,516,592
Huntington Bancshares, Inc.	605,600	4,772,128
JPMorgan Chase & Co.	830,421	43,837,925
KeyCorp	448,000	4,945,920
Lincoln National Corporation	28,500	1,039,395
Loews Corporation	10,569	469,264
Marsh & McLennan Cos., Inc.	6,277	250,578
MetLife, Inc.	32,276	1,476,950
Morgan Stanley	55,606	1,358,455
PNC Financial Services Group, Inc. (The)	19,287	1,406,408
Prudential Financial, Inc.	10,465	764,259
Public Storage REIT	468	71,758
Realogy Holdings CorporationΔ*	28,400	1,364,336
Regions Financial Corporation	560,800	5,344,424
Simon Property Group, Inc. REIT	2,765	436,649
SLM Corporation	370,445	8,468,373

See Notes to Financial Statements.

	Shares	Value
State Street CorporationΔ	316,674	$20,650,311
Travelers Cos., Inc. (The)	164,399	13,138,768
Unum GroupΔ	55,400	1,627,098
US BancorpΔ	124,979	4,517,991
Wells Fargo & Co.	721,699	29,784,518

		304,909,108

Healthcare — 15.0%
Abbott Laboratories	56,968	1,987,044
Aetna, Inc.Δ	37,729	2,397,300
AmerisourceBergen Corporation	76,100	4,248,663
Amgen, Inc.	43,000	4,242,380
Biogen Idec, Inc.*	15,200	3,271,040
Bristol-Myers Squibb Co.	7,987	356,939
Cardinal Health, Inc.	262,200	12,375,840
Celgene Corporation*	14,700	1,718,577
Cigna Corporation	117,445	8,513,588
Eli Lilly & Co.	27,964	1,373,592
Express Scripts Holding Co.*	3,859	238,255
Hologic, Inc.Δ*	246,750	4,762,275
Humana, Inc.Δ	52,300	4,413,074
Johnson & Johnson	404,509	34,731,143
McKesson Corporation	38,700	4,431,150
Medtronic, Inc.	397,978	20,483,927
Merck & Co., Inc.	378,249	17,569,666
Mylan, Inc.Δ*	172,390	5,349,262
Myriad Genetics, Inc.*	26,300	706,681
Pfizer, Inc.	1,176,645	32,957,825
Stryker Corporation	4,822	311,887
Thermo Fisher Scientific, Inc.	57,316	4,850,653
United Therapeutics CorporationΔ*	35,000	2,303,700
UnitedHealth Group, Inc.	127,404	8,342,414
WellPoint, Inc.	130,457	10,676,601
Zoetis, Inc.	2,343	72,367

		192,685,843

Materials & Processing — 2.0%
Air Products & Chemicals, Inc.Δ	7,717	706,646
CF Industries Holdings, Inc.	10,300	1,766,450
Dow Chemical Co. (The)Δ	38,430	1,236,293
E.I. du Pont de Nemours & Co.Δ	179,300	9,413,250
Freeport-McMoRan Copper & Gold, Inc.	38,033	1,050,091
Louisiana-Pacific Corporation*	45,400	671,466
MeadWestvaco Corporation	46,543	1,587,582
Mosaic Co. (The)	11,114	598,044
Packaging Corporation of America	44,100	2,159,136
PPG Industries, Inc.	496	72,620
Rock-Tenn Co. Class A	19,700	1,967,636
Sealed Air Corporation	164,355	3,936,302

		25,165,516

Producer Durables — 10.7%
3M Co.Δ	3,737	408,641
ADT Corporation (The)Δ*	69,737	2,779,019
AGCO Corporation	29,100	1,460,529
Alaska Air Group, Inc.*	38,300	1,991,600
Caterpillar, Inc.	19,703	1,625,301
CSX Corporation	18,044	418,440
Cummins, Inc.	1,294	140,347
Danaher Corporation	17,177	1,087,304

	Shares	Value
Delta Air Lines, Inc.*	153,100	$2,864,501
Emerson Electric Co.	178,331	9,726,173
FedEx Corporation	11,398	1,123,615
Fluor Corporation	48,700	2,888,397
General Dynamics Corporation	65,560	5,135,315
General Electric Co.	1,306,657	30,301,376
Honeywell International, Inc.	148,195	11,757,791
Illinois Tool Works, Inc.Δ	180,485	12,484,148
L-3 Communications Holdings, Inc.Δ	54,800	4,698,552
Lockheed Martin CorporationΔ	24,800	2,689,808
Norfolk Southern Corporation	9,616	698,602
Northrop Grumman CorporationΔ	70,138	5,807,426
Oshkosh Corporation*	44,100	1,674,477
Raytheon Co.Δ	206,876	13,678,641
Stanley Black & Decker, Inc.	90,700	7,011,110
Terex CorporationΔ*	189,460	4,982,798
Textron, Inc.Δ	305,720	7,964,006
Union Pacific Corporation	12,700	1,959,356
United Technologies Corporation	2,223	206,606
Waste Management, Inc.	16,006	645,522

		138,209,401

Technology — 7.5%
Adobe Systems, Inc.*	10,832	493,506
Apple, Inc.	12,028	4,767,798
Applied Materials, Inc.	211,300	3,150,483
Avnet, Inc.*	38,200	1,283,520
Broadcom Corporation Class A	11,289	381,117
CA, Inc.	131,200	3,756,256
Cisco Systems, Inc.	717,255	17,436,469
Computer Sciences Corporation	21,400	936,678
Corning, Inc.	231,863	3,299,410
Dell, Inc.	45,840	611,964
EMC Corporation	38,515	909,724
Hewlett-Packard Co.	70,994	1,760,651
Ingram Micro, Inc. Class A*	95,000	1,804,050
Intel CorporationΔ	387,562	9,386,752
International Business Machines Corporation	40,200	7,682,622
Lam Research CorporationΔ*	65,400	2,899,836
Microsoft Corporation	394,600	13,625,538
Symantec Corporation	162,300	3,646,881
Texas Instruments, Inc.	270,000	9,414,900
Western Digital Corporation	140,800	8,742,272
Yahoo!, Inc.*	34,810	874,079

		96,864,506

Utilities — 6.6%
AES Corporation	571,100	6,847,489
American Electric Power Co., Inc.	249,101	11,154,743
AT&T, Inc.Δ	782,885	27,714,129
CenturyLink, Inc.Δ	22,146	782,861
Dominion Resources, Inc.Δ	21,185	1,203,732
Duke Energy Corporation	25,987	1,754,122
Edison International	104,600	5,037,536
Entergy Corporation	104,900	7,309,432
Exelon Corporation	31,463	971,577
NextEra Energy, Inc.	15,422	1,256,585
NV Energy, Inc.	206,700	4,849,182
PG&E Corporation	15,849	724,775

See Notes to Financial Statements.

VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Public Service Enterprise Group, Inc.Δ	73,400	$2,397,244
Southern Co. (The)Δ	32,116	1,417,279
Sprint Nextel Corporation*	316,327	2,220,616
Verizon Communications, Inc.Δ	180,324	9,077,510

		84,718,812

Total Common Stocks
(Cost $902,686,321)		1,122,911,721

FOREIGN COMMON STOCKS — 9.6%
Bermuda — 1.5%
AXIS Capital Holdings, Ltd.Δ	50,500	2,311,890
Everest Re Group, Ltd.	36,500	4,681,490
Marvell Technology Group, Ltd.	227,400	2,662,854
Nabors Industries, Ltd.	183,655	2,811,758
PartnerRe, Ltd.	43,100	3,903,136
RenaissanceRe Holdings, Ltd.Δ	34,900	3,028,971

		19,400,099

Canada — 0.3%
Gildan Activewear, Inc.	27,900	1,130,229
Magna International, Inc.Δ	27,400	1,951,428
Thomson Reuters Corporation	13,889	452,365

		3,534,022

France — 0.9%
Sanofi ADR	219,200	11,290,992

Guernsey — 0.3%
Amdocs, Ltd.	108,500	4,024,265

Ireland — 1.4%
Covidien PLC	17,222	1,082,231
CRH PLC ADRΔ	186,600	3,789,846
Eaton Corporation PLC	17,367	1,142,922
Ingersoll-Rand PLC	26,100	1,449,072
Seagate Technology PLC	42,800	1,918,724
Warner Chilcott PLC Class A	113,400	2,254,392
XL Group PLC	198,800	6,027,616

		17,664,803

Netherlands — 0.3%
LyondellBasell Industries NV Class A	65,900	4,366,534

Panama — 0.8%
Carnival Corporation	314,977	10,800,561

Switzerland — 1.8%
ACE, Ltd.	33,757	3,020,576
Allied World Assurance Company Holdings AG	16,000	1,464,160
Noble Corporation	105,500	3,964,690
Pentair, Ltd.	53,934	3,111,452
TE Connectivity, Ltd.	138,675	6,315,260
Tyco International, Ltd.	163,175	5,376,616

		23,252,754

United Kingdom — 2.3%
BP PLC ADR	244,400	10,201,256
Delphi Automotive PLC	258,400	13,098,296
Ensco PLC Class AΔ	112,400	6,532,688
Liberty Global PLC Class A*	2,042	150,067

		29,982,307

Total Foreign Common Stocks
(Cost $114,403,886)		124,316,337

	Shares	Value
MONEY MARKET FUNDS — 13.3%
GuideStone Money Market Fund (GS4 Class)¥	46,239,805	$46,239,805
Northern Institutional Liquid Assets Portfolio§	124,502,163	124,502,163

Total Money Market Funds
(Cost $170,741,968)		170,741,968

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill 0.08%, 10/17/13 (Cost $649,841)	$650,000	649,905

TOTAL INVESTMENTS — 110.2%
(Cost $1,188,482,016)		1,418,619,931
Liabilities in Excess of Other Assets — (10.2)%		(131,870,384)

Net Assets — 100.0%		$1,286,749,547

PORTFOLIO SUMMARY (based on net assets)

	%
Financial Services	23.7
Healthcare	15.0
Money Market Funds	13.3
Energy	11.1
Producer Durables	10.7
Foreign Common Stocks	9.6
Technology	7.5
Consumer Discretionary	6.9
Utilities	6.6
Consumer Staples	3.8
Futures Contracts	3.3
Materials & Processing	2.0
U.S. Treasury Obligation	0.0	**

	113.5

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,122,911,721	$1,122,911,721	$—	$—
Foreign Common Stocks	124,316,337	124,316,337	—	—
Money Market Funds	170,741,968	170,741,968	—	—
U.S. Treasury Obligation	649,905	—	649,905	—

Total Assets — Investments in Securities	$1,418,619,931	$1,417,970,026	$649,905	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(135,878)	$(135,878)	$—	$—

Total Liabilities — Other Financial Instruments	$(135,878)	$(135,878)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 86.3%
Consumer Discretionary — 22.6%
Amazon.com, Inc.*	136,153	$37,808,326
AutoZone, Inc.*	10,298	4,363,160
Avon Products, Inc.Δ	121,065	2,545,997
CBS Corporation Class B	110,875	5,418,461
Chipotle Mexican Grill, Inc.Δ*	42,524	15,493,619
Coach, Inc.Δ	21,200	1,210,308
Comcast Corporation Class AΔ	269,173	11,272,965
Costco Wholesale CorporationΔ	92,940	10,276,376
eBay, Inc.*	271,561	14,045,135
Estee Lauder Cos., Inc. (The) Class A	240,672	15,828,997
Expedia, Inc.Δ	84,580	5,087,487
Fortune Brands Home & Security, Inc.	75,000	2,905,500
Fossil Group, Inc.*	40,300	4,163,393
Hertz Global Holdings, Inc.Δ*	354,105	8,781,804
Home Depot, Inc. (The)	214,503	16,617,547
Lennar Corporation Class A	95,340	3,436,054
NIKE, Inc. Class B	432,414	27,536,124
priceline.com, Inc.*	31,693	26,214,231
Ralph Lauren Corporation	21,670	3,764,946
Sirius XM Radio, Inc.Δ*	2,349,330	7,870,255
Starbucks CorporationΔ	414,301	27,132,572
Starwood Hotels & Resorts Worldwide, Inc.	145,345	9,184,351
Tiffany & Co.	14,600	1,063,464
TJX Cos., Inc.	101,298	5,070,978
Ulta Salon Cosmetics & Fragrance, Inc.Δ*	97,667	9,782,327
Urban Outfitters, Inc.*	56,000	2,252,320
Walt Disney Co. (The)Δ	213,716	13,496,165
Whirlpool Corporation	26,941	3,080,973

		295,703,835

Consumer Staples — 2.8%
Church & Dwight Co., Inc.	66,970	4,132,719
CVS Caremark Corporation	76,850	4,394,283
Green Mountain Coffee Roasters, Inc.Δ*	36,056	2,706,363
Kellogg Co.Δ	35,820	2,300,719
Kraft Foods Group, Inc.	52,910	2,956,082
Mead Johnson Nutrition Co.	71,500	5,664,945
Mondelez International, Inc. Class A	152,814	4,359,783
Procter & Gamble Co. (The)	65,300	5,027,447
Whole Foods Market, Inc.Δ	86,300	4,442,724

		35,985,065

Energy — 7.2%
Anadarko Petroleum Corporation	59,830	5,141,192
Cabot Oil & Gas Corporation	51,995	3,692,685
Cameron International Corporation*	45,030	2,754,035
Continental Resources, Inc.Δ*	50,690	4,362,381
EOG Resources, Inc.	37,530	4,941,950
FMC Technologies, Inc.Δ*	261,200	14,543,616
Kinder Morgan, Inc.	79,979	3,051,199
National Oilwell Varco, Inc.	110,600	7,620,340
Noble Energy, Inc.	174,684	10,488,027
Pioneer Natural Resources Co.	28,146	4,074,134

	Shares	Value
Schlumberger, Ltd.	342,459	$24,540,612
Southwestern Energy Co.Δ*	240,900	8,800,077

		94,010,248

Financial Services — 12.9%
Allstate Corporation (The)	85,510	4,114,741
American Express Co.	31,236	2,335,203
American International Group, Inc.*	159,450	7,127,415
American Tower Corporation REIT	52,729	3,858,181
BlackRock, Inc.	16,150	4,148,128
Charles Schwab Corporation (The)Δ	280,804	5,961,469
Citigroup, Inc.	434,992	20,866,566
Discover Financial Services	241,721	11,515,589
FleetCor Technologies, Inc.*	16,463	1,338,442
Goldman Sachs Group, Inc. (The)	64,809	9,802,361
Hartford Financial Services Group, Inc.Δ	140,550	4,345,806
IntercontinentalExchange, Inc.Δ*	21,290	3,784,510
JPMorgan Chase & Co.	142,440	7,519,408
Mastercard, Inc. Class AΔ	33,159	19,049,846
Moody’s Corporation	44,985	2,740,936
SLM Corporation	123,400	2,820,924
Visa, Inc. Class AΔ	281,191	51,387,655
Wells Fargo & Co.	139,108	5,740,987

		168,458,167

Healthcare — 13.9%
Alexion Pharmaceuticals, Inc.*	111,200	10,257,088
Allergan, Inc.	157,730	13,287,175
athenahealth, Inc.Δ*	45,500	3,854,760
Biogen Idec, Inc.*	138,088	29,716,538
BioMarin Pharmaceutical, Inc.*	103,000	5,746,370
Bristol-Myers Squibb Co.	115,786	5,174,476
Celgene Corporation*	37,360	4,367,758
Cerner CorporationΔ*	113,900	10,944,651
Cooper Cos., Inc. (The)	20,490	2,439,335
Covance, Inc.Δ*	52,900	4,027,806
DaVita HealthCare Partners, Inc.*	37,100	4,481,680
Express Scripts Holding Co.*	237,090	14,626,082
Gilead Sciences, Inc.Δ*	524,901	26,880,180
IDEXX Laboratories, Inc.Δ*	40,500	3,636,090
Intuitive Surgical, Inc.Δ*	25,900	13,120,422
Pfizer, Inc.Δ	389,628	10,913,480
Pharmacyclics, Inc.*	12,235	972,315
Regeneron Pharmaceuticals, Inc.*	58,558	13,168,523
Zoetis, Inc.	133,706	4,039,940

		181,654,669

Materials & Processing — 5.1%
Ecolab, Inc.	97,560	8,311,136
Masco Corporation	177,300	3,455,577
Monsanto Co.	193,570	19,124,716
PPG Industries, Inc.	19,982	2,925,565
Praxair, Inc.	83,400	9,604,344
Precision Castparts Corporation	57,406	12,974,330
Sherwin-Williams Co. (The)Δ	58,970	10,414,102

		66,809,770

See Notes to Financial Statements.

	Shares	Value
Producer Durables — 6.2%
AMETEK, Inc.	55,645	$2,353,784
B/E Aerospace, Inc.*	42,610	2,687,839
Boeing Co. (The)	40,860	4,185,698
CSX Corporation	85,748	1,988,496
Cummins, Inc.	56,180	6,093,283
Danaher Corporation	89,500	5,665,350
Delta Air Lines, Inc.*	189,716	3,549,586
Fluor Corporation	99,500	5,901,345
General Electric Co.	165,557	3,839,267
Honeywell International, Inc.	55,370	4,393,056
National Instruments Corporation	107,500	3,003,550
Roper Industries, Inc.	41,100	5,105,442
Stericycle, Inc.*	50,000	5,521,500
Union Pacific Corporation	124,378	19,189,038
United Rentals, Inc.Δ*	52,555	2,623,020
Verisk Analytics, Inc. Class A*	38,890	2,321,733
W.W. Grainger, Inc.Δ	7,886	1,988,691

		80,410,678

Technology — 15.6%
Amphenol Corporation Class A	58,600	4,567,284
ANSYS, Inc.Δ*	44,500	3,252,950
Apple, Inc.	55,880	22,132,950
Cisco Systems, Inc.	203,600	4,949,516
Citrix Systems, Inc.*	99,100	5,978,703
Cognizant Technology Solutions Corporation Class A*	38,200	2,391,702
Cree, Inc.*	41,338	2,639,845
Crown Castle International Corporation*	84,810	6,139,396
F5 Networks, Inc.*	59,027	4,061,058
Facebook, Inc. Class A*	377,400	9,382,164
Google, Inc. Class A*	75,114	66,128,112
International Business Machines Corporation	33,860	6,470,985
LinkedIn Corporation, Class A*	23,477	4,185,949
NetApp, Inc.Δ*	127,800	4,828,284
QUALCOMM, Inc.Δ	186,300	11,379,204
Red Hat, Inc.*	31,800	1,520,676
Rovi Corporation*	7	160
Salesforce.com, Inc.Δ*	745,390	28,458,990
SanDisk Corporation*	66,000	4,032,600
Splunk, Inc.*	106,000	4,914,160
Teradata Corporation*	51,910	2,607,439
Texas Instruments, Inc.	39,027	1,360,871
Yahoo!, Inc.*	103,324	2,594,466

		203,977,464

Total Common Stocks
(Cost $881,716,260)		1,127,009,896

	Shares	Value
FOREIGN COMMON STOCKS — 9.5%
Bermuda — 0.6%
Genpact, Ltd.*	198,400	$3,817,216
Invesco, Ltd.	123,950	3,941,610

		7,758,826

Canada — 1.3%
Canadian Pacific Railway, Ltd.Δ	71,354	8,660,948
Lululemon Athletica, Inc.Δ*	43,652	2,860,079
Valeant Pharmaceuticals International, Inc.*	67,971	5,850,944

		17,371,971

Cayman Islands — 0.6%
Baidu, Inc. ADRΔ*	89,596	8,469,510

Denmark — 0.1%
Novo Nordisk A/S ADRΔ	10,980	1,701,571

Germany — 0.2%
SAP AG ADRΔ	39,900	2,905,917

Hong Kong — 0.7%
Michael Kors Holdings, Ltd.*	137,715	8,541,084

Ireland — 1.3%
Accenture PLC Class A	182,958	13,165,658
Eaton Corporation PLCΔ	58,880	3,874,893

		17,040,551

Netherlands — 2.0%
ASML Holding NV	216,527	17,127,286
Core Laboratories NVΔ	35,700	5,414,262
LyondellBasell Industries NV Class AΔ	54,200	3,591,292

		26,132,840

Switzerland — 0.7%
Pentair, Ltd.	60,440	3,486,784
Roche Holding AG	22,005	5,461,582

		8,948,366

United Kingdom — 2.0%
ARM Holdings PLC ADRΔ	226,800	8,205,624
Ensco PLC Class A	44,780	2,602,614
Liberty Global PLC Class A*	147,834	10,951,543
Rolls-Royce Holdings PLC*	253,865	4,371,172
Rolls-Royce Holdings PLC+*	20,092,793	30,560

		26,161,513

Total Foreign Common Stocks
(Cost $110,525,052)		125,032,149

MONEY MARKET FUNDS — 21.6%
GuideStone Money Market Fund (GS4 Class)¥	79,371,395	79,371,395
Northern Institutional Liquid Assets Portfolio§	202,697,903	202,697,903

Total Money Market Funds
(Cost $282,069,298)		282,069,298

TOTAL INVESTMENTS — 117.4%
(Cost $1,274,310,610)		1,534,111,343
Liabilities in Excess of Other Assets — (17.4)%		(227,766,233)

NET ASSETS — 100.0%		$1,306,345,110

See Notes to Financial Statements.

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

%
Consumer Discretionary	22.6
Money Market Funds	21.6
Technology	15.6
Healthcare	13.9
Financial Services	12.9
Foreign Common Stocks	9.5
Energy	7.2
Producer Durables	6.2
Materials & Processing	5.1
Futures Contracts	3.8
Consumer Staples	2.8

121.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,127,009,896	$1,127,009,896	$—	$—
Foreign Common Stocks	125,032,149	115,168,834	9,832,755	30,560
Money Market Funds	282,069,298	282,069,298	—	—

Total Assets — Investments in Securities	$1,534,111,343	$1,524,248,028	$9,832,755	$30,560

Liabilities:
Other Financial Instruments***
Futures Contracts	$(274,617)	$(274,617)	$—	$—

Total Liabilities — Other Financial Instruments	$(274,617)	$(274,617)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending June 30, 2013.

See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 79.3%
Consumer Discretionary — 12.3%
Aaron’s, Inc.*	58,800	$1,646,988
American Axle & Manufacturing Holdings, Inc.Δ*	47,700	888,651
Ascena Retail Group, Inc.Δ*	58,500	1,020,825
Avis Budget Group, Inc.*	32,600	937,250
Bright Horizons Family Solutions, Inc.*	33,900	1,176,669
Buffalo Wild Wings, Inc.*	8,800	863,808
Cabela’s, Inc.*	5,206	337,141
Capella Education Co.Δ*	16,700	695,555
Chuy’s Holdings, Inc.Δ*	8,591	329,379
CTC Media, Inc.Δ	72,900	810,648
Deckers Outdoor CorporationΔ*	11,200	565,712
Destination Maternity Corporation	11,600	285,360
Destination XL Group, Inc.Δ*	308,288	1,954,546
Dillard’s, Inc. Class A	16,500	1,352,505
Domino’s Pizza, Inc.	15,108	878,530
Drew Industries, Inc.Δ*	36,400	1,431,248
DSW, Inc. Class A	5,500	404,085
Ethan Allen Interiors, Inc.Δ	12,500	360,000
Express, Inc.*	27,600	578,772
Fairway Group Holdings CorporationΔ*	13,800	333,546
Five Below, Inc.Δ*	13,200	485,232
GameStop Corporation Class AΔ	60,200	2,530,206
G-III Apparel Group, Ltd.*	9,000	433,080
Grand Canyon Education, Inc.*	44,200	1,424,566
Hibbett Sports, Inc.Δ*	22,500	1,248,750
Inter Parfums, Inc.Δ	30,800	878,416
Jarden Corporation*	24,300	1,063,125
KB Home	22,000	431,860
Kirkland’s, Inc.Δ*	62,200	1,072,950
Krispy Kreme Doughnuts, Inc.*	21,200	369,940
Lear Corporation Class A	15,000	906,900
Libbey, Inc.Δ*	62,700	1,502,919
Lithia Motors, Inc. Class A	16,400	874,284
Lumber Liquidators Holdings, Inc.Δ*	7,700	599,599
Maidenform Brands, Inc.Δ*	22,300	386,459
Mattress Firm Holding CorporationΔ*	22,500	906,750
Meritage Homes Corporation*	11,195	485,415
Monro Muffler Brake, Inc.Δ	36,000	1,729,800
Newell Rubbermaid, Inc.	54,300	1,425,375
Nu Skin Enterprises, Inc. Class A	8,700	531,744
Nutrisystem, Inc.	64,800	763,344
Oxford Industries, Inc.Δ	20,950	1,307,280
Pandora Media, Inc.Δ*	32,900	605,360
Pier 1 Imports, Inc.	53,260	1,251,077
PulteGroup, Inc.*	15,700	297,829
Restoration Hardware Holdings, Inc.Δ*	11,200	840,000
RG Barry CorporationΔ	66,740	1,083,858
Ryland Group, Inc. (The)Δ	32,000	1,283,200
Sally Beauty Holdings, Inc.Δ*	45,300	1,408,830
Shutterfly, Inc.Δ*	17,600	981,904
Shutterstock, Inc.Δ*	11,700	652,626
Smith & Wesson Holding CorporationΔ*	60,900	607,782

	Shares	Value
Sotheby’sΔ	43,800	$1,660,458
Steinway Musical Instruments, Inc.Δ*	52,129	1,586,285
Steven Madden, Ltd.Δ*	36,400	1,761,032
Sturm Ruger & Co., Inc.Δ	36,800	1,767,872
Taylor Morrison Home Corporation Class A*	11,500	280,370
Tenneco, Inc.*	10,300	466,384
Tupperware Brands Corporation	7,700	598,213
Universal Electronics, Inc.*	75,254	2,116,895
ValueClick, Inc.Δ*	44,800	1,105,664
Vera Bradley, Inc.Δ*	53,100	1,150,146
WABCO Holdings, Inc.*	18,100	1,351,889
Zagg, Inc.Δ*	168,100	899,335

		61,966,221

Consumer Staples — 2.1%
Annie’s, Inc.*	16,950	724,443
Boulder Brands, Inc.Δ*	35,138	423,413
Chef’s Warehouse, Inc. (The)Δ*	36,200	622,640
Flowers Foods, Inc.Δ	34,200	754,110
Hain Celestial Group, Inc. (The)Δ*	11,901	773,208
Ingredion, Inc.	15,600	1,023,672
Medifast, Inc.Δ*	17,200	443,072
Nash Finch Co.	15,000	330,150
Natural Grocers by Vitamin Cottage, Inc.Δ*	10,600	328,600
PetMed Express, Inc.Δ	85,500	1,077,300
Sanderson Farms, Inc.Δ	14,700	976,374
United Natural Foods, Inc.*	40,100	2,164,999
USANA Health Sciences, Inc.Δ*	8,700	629,706
WhiteWave Foods Co. Class AΔ*	20,734	336,927

		10,608,614

Energy — 4.8%
American Standard Energy Corporation@*	8,702	2,611
Bonanza Creek Energy, Inc.Δ*	21,625	766,823
CARBO Ceramics, Inc.Δ	9,600	647,328
CVR Energy, Inc.	22,000	1,042,800
Delek US Holdings, Inc.Δ	21,100	607,258
Diamondback Energy, Inc.Δ*	23,400	779,688
Dril-Quip, Inc.Δ*	6,300	568,827
EPL Oil & Gas, Inc.*	23,400	687,024
First Solar, Inc.Δ*	17,500	782,775
Geospace Technologies CorporationΔ*	20,600	1,423,048
Gulfport Energy Corporation*	82,100	3,864,447
Helmerich & Payne, Inc.Δ	22,700	1,417,615
Hornbeck Offshore Services, Inc.*	24,250	1,297,375
Matador Resources Co.Δ*	53,550	641,529
Newpark Resources, Inc.Δ*	123,100	1,352,869
Oasis Petroleum, Inc.*	47,423	1,843,332
Patterson-UTI Energy, Inc.	57,900	1,120,654
Sanchez Energy CorporationΔ*	36,700	842,632
Superior Energy Services, Inc.*	61,100	1,584,934
Tesoro Corporation	15,800	826,656
Vaalco Energy, Inc.Δ*	260,200	1,488,344
World Fuel Services CorporationΔ	14,600	583,708

		24,172,277

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Financial Services — 15.4%
American Equity Investment Life Holding Co.Δ	76,300	$1,197,910
American Financial Group, Inc.	47,100	2,303,661
AMERISAFE, Inc.	41,665	1,349,529
Apartment Investment & Management Co. Class A REIT	18,100	543,724
Ares Capital Corporation	70,700	1,216,040
Ashford Hospitality Trust, Inc. REITΔ	121,400	1,390,030
Assurant, Inc.	44,400	2,260,404
Banner Corporation	33,800	1,142,102
BioMed Realty Trust, Inc. REITΔ	79,900	1,616,377
Brandywine Realty Trust REIT	100,900	1,364,168
Brown & Brown, Inc.	33,200	1,070,368
CapitalSource, Inc.	70,900	665,042
Cardtronics, Inc.*	43,400	1,197,840
CBL & Associates Properties, Inc. REITΔ	71,900	1,540,098
CBOE Holdings, Inc.	34,500	1,609,080
Central Pacific Financial Corporation*	25,500	459,000
Chemical Financial CorporationΔ	13,391	348,032
Community Bank System, Inc.Δ	23,000	709,550
Compass Diversified Holdings LLC	97,375	1,706,984
CoreLogic, Inc.*	28,000	648,760
Coresite Realty Corporation REITΔ	36,200	1,151,522
DuPont Fabros Technology, Inc. REITΔ	35,200	850,080
East West Bancorp, Inc.	30,200	830,500
Equity Lifestyle Properties, Inc. REIT	23,700	1,862,583
Euronet Worldwide, Inc.*	13,300	423,738
EverBank Financial Corporation	51,100	846,216
First Merchants CorporationΔ	28,400	487,060
Genworth Financial, Inc. Class A*	72,400	826,084
Global Payments, Inc.Δ	24,800	1,148,736
Hanmi Financial CorporationΔ*	57,000	1,007,190
HCC Insurance Holdings, Inc.	9,200	396,612
Heartland Payment Systems, Inc.Δ	51,500	1,918,375
HomeStreet, Inc.	30,500	654,225
Huntington Bancshares, Inc.Δ	332,200	2,617,736
Jack Henry & Associates, Inc.Δ	41,900	1,974,747
Jones Lang LaSalle, Inc.	21,000	1,913,940
Kennedy-Wilson Holdings, Inc.	45,225	752,544
KKR Financial Holdings LLC	124,900	1,317,695
Lakeland Financial Corporation	15,200	421,800
LaSalle Hotel Properties REITΔ	44,500	1,099,150
Manning & Napier, Inc.	93,300	1,657,008
NBH Holdings Corporation PIPE+	30,300	596,910
Portfolio Recovery Associates, Inc.Δ*	7,500	1,152,225
PrivateBancorp, Inc.Δ	17,150	363,752
ProAssurance Corporation	34,700	1,809,952
Radian Group, Inc.Δ	46,700	542,654

	Shares	Value
Realogy Holdings CorporationΔ*	34,700	$1,666,988
Reinsurance Group of America, Inc.	15,600	1,078,116
RLJ Lodging Trust REIT	40,500	910,845
Sabra Health Care REIT, Inc.	26,900	702,359
Safeguard Scientifics, Inc.Δ*	42,400	680,520
Safety Insurance Group, Inc.Δ	18,000	873,180
SEI Investments Co.	41,400	1,177,002
SVB Financial GroupΔ*	22,000	1,833,040
Taubman Centers, Inc. REIT	23,600	1,773,540
TCP Capital Corporation	63,800	1,069,926
Umpqua Holdings CorporationΔ	92,500	1,388,425
Unum Group	50,600	1,486,122
Waddell & Reed Financial, Inc. Class A	40,200	1,748,700
WEX, Inc.*	27,100	2,078,570
Wilshire Bancorp, Inc.	230,400	1,525,248
Wintrust Financial CorporationΔ	27,400	1,048,872
WisdomTree Investments, Inc.Δ*	131,300	1,519,141
World Acceptance CorporationΔ*	17,600	1,530,144
Zillow, Inc. Class AΔ*	6,100	343,430

		77,395,901

Healthcare — 7.2%
Acadia Healthcare Co., Inc.Δ*	20,700	684,549
Accretive Health, Inc.Δ*	41,350	446,994
Aegerion Pharmaceuticals, Inc.Δ*	4,500	285,030
Air Methods CorporationΔ*	40,800	1,382,304
Align Technology, Inc.Δ*	17,000	629,680
Alnylam Pharmaceuticals, Inc.*	12,280	380,803
AVANIR Pharmaceuticals, Inc. Class AΔ*	140,000	644,000
Bio-Reference Labs, Inc.Δ*	28,800	828,000
BioScrip, Inc.*	231,275	3,816,037
Brookdale Senior Living, Inc.*	56,800	1,501,792
Celldex Therapeutics, Inc.Δ*	54,900	856,989
Clovis Oncology, Inc.*	8,400	562,632
Cooper Cos., Inc. (The)Δ	6,766	805,492
Covance, Inc.Δ*	7,700	586,278
Five Star Quality Care, Inc.+	2,086	—
Globus Medical, Inc. Class AΔ*	37,100	625,506
Haemonetics Corporation*	28,500	1,178,475
Health Net, Inc.*	32,400	1,030,968
IPC The Hospitalist Co., Inc.Δ*	21,600	1,109,376
Magellan Health Services, Inc.*	12,000	672,960
Masimo CorporationΔ*	48,900	1,036,680
Medidata Solutions, Inc.*	3,600	278,820
Medivation, Inc.Δ*	5,600	275,520
Meridian Bioscience, Inc.Δ	21,700	466,550
Myriad Genetics, Inc.*	25,500	685,185
Omnicare, Inc.Δ	34,900	1,665,079
PDL BioPharma, Inc.Δ	215,700	1,665,204
Pharmacyclics, Inc.*	4,500	357,615
PharMerica CorporationΔ*	115,300	1,598,058
Providence Service
Corporation (The)Δ*	22,400	651,616
Sirona Dental Systems, Inc.*	9,500	625,860
Team Health Holdings, Inc.*	51,700	2,123,319

See Notes to Financial Statements.

	Shares	Value
United Therapeutics CorporationΔ*	38,800	$2,553,816
US Physical Therapy, Inc.Δ	32,600	901,064
Volcano CorporationΔ*	22,700	411,551
WebMD Health Corporation*	20,000	587,400
West Pharmaceutical Services, Inc.	30,000	2,107,800

		36,019,002

Materials & Processing — 4.9%
Acuity Brands, Inc.Δ	9,226	696,748
Boise, Inc.*	57,700	492,758
Cliffs Natural Resources, Inc.Δ	30,900	502,125
Domtar CorporationΔ	15,100	1,004,150
Eagle Materials, Inc.	16,549	1,096,702
Ferro Corporation*	137,100	952,845
FutureFuel Corporation	79,827	1,131,149
Insteel Industries, Inc.Δ	54,800	960,096
Interface, Inc.Δ	90,200	1,530,694
Kaiser Aluminum CorporationΔ	9,600	594,624
Koppers Holdings, Inc.Δ	38,500	1,469,930
Louisiana-Pacific Corporation*	46,500	687,735
Martin Marietta Materials, Inc.	14,400	1,417,248
OMNOVA Solutions, Inc.Δ*	152,310	1,220,003
P.H. Glatfelter Co.	33,700	845,870
Packaging Corporation of America	37,500	1,836,000
PolyOne CorporationΔ	58,175	1,441,576
RBC Bearings, Inc.Δ*	16,100	836,395
Resolute Forest ProductsΔ*	79,700	1,049,649
Rexnord Corporation*	27,100	456,635
Rock-Tenn Co. Class A	10,000	998,800
Texas Industries, Inc.Δ*	15,229	992,017
Universal Stainless & Alloy Products, Inc.Δ*	55,949	1,649,377
USG Corporation*	30,900	712,245

		24,575,371

Producer Durables — 16.3%
A.O. Smith Corporation	19,700	714,716
AAR Corporation	29,100	639,618
ACCO Brands CorporationΔ*	243,900	1,551,204
Advanced Energy Industries, Inc.Δ*	32,800	571,048
Advisory Board Co. (The)*	27,600	1,508,340
AECOM Technology CorporationΔ*	78,800	2,505,052
AGCO CorporationΔ	27,700	1,390,263
Alaska Air Group, Inc.*	9,100	473,200
Albany International Corporation Class A	48,475	1,598,706
Allegiant Travel Co.*	13,000	1,377,870
Alliant Techsystems, Inc.	26,900	2,214,677
Angie’s List, Inc.Δ*	45,500	1,208,025
Astronics CorporationΔ*	42,400	1,732,888
Atlas Air Worldwide Holdings, Inc.*	12,800	560,128
AZZ, Inc.Δ	68,701	2,649,111
Chart Industries, Inc.Δ*	16,400	1,543,076
Clean Harbors, Inc.Δ*	34,700	1,753,391
Coleman Cable, Inc.	33,300	601,398
Columbus McKinnon CorporationΔ*	101,035	2,154,066
Consolidated Graphics, Inc.*	24,300	1,142,343
Corporate Executive Board Co. (The)Δ	28,900	1,827,058

	Shares	Value
CoStar Group, Inc.*	28,557	$3,685,852
EMCOR Group, Inc.	76,500	3,109,725
EnerSys, Inc.	38,100	1,868,424
EnPro Industries, Inc.Δ*	13,900	705,564
Exelis, Inc.	163,800	2,258,802
ExlService Holdings, Inc.*	41,800	1,235,608
Genesee & Wyoming, Inc. Class A*	30,350	2,574,894
Greenbrier Cos., Inc.Δ*	61,500	1,498,755
Gulfmark Offshore, Inc. Class A	19,000	856,710
Healthcare Services Group, Inc.Δ	28,750	704,950
Heartland Express, Inc.	34,700	481,289
Huntington Ingalls Industries, Inc.	20,900	1,180,432
Huron Consulting Group, Inc.*	13,672	632,193
Hyster-Yale Materials Handling, Inc.	10,600	665,574
Lexmark International, Inc. Class AΔ	38,100	1,164,717
Liquidity Services, Inc.Δ*	40,600	1,407,602
MasTec, Inc.Δ*	30,800	1,013,320
MAXIMUS, Inc.	13,700	1,020,376
McGrath RentCorpΔ	32,100	1,096,536
Measurement Specialties, Inc.Δ*	33,400	1,554,102
Mobile Mini, Inc.*	13,200	437,580
Monster Worldwide, Inc.Δ*	145,300	713,423
Old Dominion Freight Line, Inc.*	51,300	2,135,106
On Assignment, Inc.Δ*	81,100	2,166,992
Orbital Sciences Corporation*	52,200	906,714
Oshkosh CorporationΔ*	28,500	1,082,145
Pitney Bowes, Inc.Δ	80,400	1,180,272
Primoris Services Corporation	50,400	993,888
Roadrunner Transportation Systems, Inc.Δ*	19,900	554,016
Ryder System, Inc.	11,300	686,927
Spirit Airlines, Inc.*	25,900	822,843
Standard Parking Corporation*	30,800	660,968
Sun Hydraulics CorporationΔ	42,100	1,316,888
Thermon Group Holdings, Inc.Δ*	35,200	718,080
Tidewater, Inc.Δ	14,700	837,459
Tutor Perini Corporation*	37,200	672,948
UniFirst Corporation	3,400	310,250
URS CorporationΔ	27,900	1,317,438
US Airways Group, Inc.Δ*	38,900	638,738
Wabtec Corporation	31,600	1,688,388
WageWorks, Inc.Δ*	39,350	1,355,607
Watts Water Technologies, Inc. Class AΔ	13,300	603,022
WESCO International, Inc.Δ*	20,500	1,393,180

		81,624,475

Technology — 12.9%
Acacia Research CorporationΔ	74,500	1,665,075
AOL, Inc.Δ*	31,600	1,152,768
Aspen Technology, Inc.*	34,400	990,376
Avnet, Inc.*	20,400	685,440
Bankrate, Inc.Δ*	49,700	713,692
Bazaarvoice, Inc.Δ*	35,823	337,453

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Bottomline Technologies, Inc.Δ*	59,100	$1,494,639
BroadSoft, Inc.Δ*	23,500	648,600
CACI International, Inc. Class AΔ*	16,000	1,015,840
CommVault Systems, Inc.*	29,000	2,200,810
Computer Task Group, Inc.Δ	67,500	1,550,475
comScore, Inc.*	10,613	258,851
Cree, Inc.*	17,300	1,104,778
Dealertrack Holdings, Inc.*	49,200	1,743,156
DigitalGlobe, Inc.Δ*	47,100	1,460,571
Ducommun, Inc.*	30,897	656,870
Hittite Microwave CorporationΔ*	21,000	1,218,000
IAC/InterActiveCorp	23,841	1,133,878
Imperva, Inc.*	14,300	644,072
Infoblox, Inc.*	44,800	1,310,848
Informatica Corporation*	29,800	1,042,404
Ingram Micro, Inc. Class A*	95,400	1,811,646
Interactive Intelligence Group, Inc.*	44,300	2,285,880
InterDigital, Inc.	39,600	1,768,140
IxiaΔ*	33,400	614,560
Kulicke & Soffa Industries, Inc.*	69,600	769,776
Manhattan Associates, Inc.*	14,500	1,118,820
Marketo, Inc.Δ*	32,300	803,301
Monotype Imaging Holdings, Inc.	40,000	1,016,400
NetSuite, Inc.*	9,300	853,182
NIC, Inc.Δ*	131,550	2,174,522
PMC-Sierra, Inc.*	53,900	342,265
Proofpoint, Inc.*	24,000	581,520
PROS Holdings, Inc.*	21,350	639,432
QLIK Technologies, Inc.*	88,400	2,499,068
RealPage, Inc.Δ*	38,100	698,754
Sapient CorporationΔ*	55,900	730,054
Semtech CorporationΔ*	31,950	1,119,208
Skyworks Solutions, Inc.Δ*	64,400	1,409,716
Solera Holdings, Inc.	38,200	2,125,830
Sonus Networks, Inc.Δ*	94,825	285,423
Sourcefire, Inc.Δ*	19,600	1,088,780
Splunk, Inc.*	21,000	973,560
SS&C Technologies Holdings, Inc.*	36,500	1,200,850
Synchronoss Technologies, Inc.Δ*	29,000	895,230
Take-Two Interactive Software, Inc.Δ*	100,700	1,507,479
Tessco Technologies, Inc.Δ	50,099	1,322,614
Trulia, Inc.Δ*	9,300	289,137
Tyler Technologies, Inc.Δ*	54,800	3,756,540
Ultimate Software Group, Inc.Δ*	23,800	2,791,502
United Online, Inc.Δ	116,200	880,796
Viasat, Inc.*	7,013	501,149
Vishay Intertechnology, Inc.Δ*	142,700	1,982,103
Vocera Communications, Inc.Δ*	31,000	455,700
West Corporation	27,950	618,813

		64,940,346

Utilities — 3.4%
Alliant Energy Corporation	39,600	1,996,632
American Water Works Co., Inc.	34,600	1,426,558
Cbeyond, Inc.Δ*	90,900	712,656

	Shares	Value
El Paso Electric Co.	58,400	$2,062,104
j2 Global, Inc.Δ	41,500	1,764,165
Leap Wireless International, Inc.Δ*	102,200	687,806
Neutral Tandem, Inc.	76,300	438,725
NV Energy, Inc.	101,900	2,390,574
Pinnacle West Capital Corporation	42,800	2,374,116
PNM Resources, Inc.	14,700	326,193
Portland General Electric Co.Δ	69,200	2,116,828
UNS Energy Corporation	14,300	639,639

		16,935,996

Total Common Stocks
(Cost $342,682,155)		398,238,203

FOREIGN COMMON STOCKS — 6.0%
Bermuda — 3.0%
Aircastle, Ltd.	49,600	793,104
AXIS Capital Holdings, Ltd.Δ	49,700	2,275,266
Everest Re Group, Ltd.	18,700	2,398,462
Helen of Troy, Ltd.*	33,000	1,266,210
Montpelier Re Holdings, Ltd.Δ	71,800	1,795,718
PartnerRe, Ltd.	24,400	2,209,664
Platinum Underwriters Holdings, Ltd.	6,500	371,930
RenaissanceRe Holdings, Ltd.	21,600	1,874,664
Tower Group International, Ltd.Δ	90,000	1,845,900

		14,830,918

British Virgin Islands — 0.2%
UTi Worldwide, Inc.Δ	59,300	976,671

Canada — 0.2%
Gildan Activewear, Inc.	8,400	340,284
Lions Gate Entertainment CorporationΔ*	23,700	651,039

		991,323

Guernsey — 0.3%
Amdocs, Ltd.	42,700	1,583,743

Ireland — 0.3%
ICON PLC ADR*	18,208	645,109
Warner Chilcott PLC Class A	38,800	771,344

		1,416,453

Israel — 0.4%
CaesarStone Sdot Yam, Ltd.*	16,800	457,464
SodaStream International, Ltd.Δ*	22,800	1,656,420

		2,113,884

Netherlands — 0.7%
AerCap Holdings NV*	103,000	1,798,380
QIAGEN NVΔ*	20,200	402,182
VistaPrint NVΔ*	21,500	1,061,455

		3,262,017

Puerto Rico — 0.3%
EVERTEC, Inc.*	51,550	1,132,554
Popular, Inc.*	18,500	561,105

		1,693,659

Switzerland — 0.4%
Allied World Assurance Company Holdings AG	21,100	1,930,861

See Notes to Financial Statements.

	Shares	Value
United Kingdom — 0.2%
Xyratex, Ltd.	105,881	$1,065,163

Total Foreign Common Stocks
(Cost $26,075,886)		29,864,692

EXCHANGE TRADED FUNDS — 0.6%
iShares Russell 2000 Index FundΔ
(Cost $3,237,082)	32,783	3,185,196

RIGHTS/WARRANTS — 0.0%
Asen Warrants A+@	25,000	500
Asen Warrants B+@	25,000	250
Asen Warrants C+@	25,000	500

Total Rights/Warrants
(Cost $0)		1,250

MONEY MARKET FUNDS — 36.6%
GuideStone Money Market Fund (GS4 Class)¥	30,455,033	30,455,033
Northern Institutional Liquid Assets Portfolio§	153,219,311	153,219,311

Total Money Market Funds
(Cost $183,674,344)		183,674,344

	Par
AGENCY OBLIGATIONS — 1.0%
Farmer Mac Guaranteed Notes Trust
5.13%, 04/19/17 144A	$250,000	284,838
Federal Home Loan Bank
5.50%, 07/15/36	120,000	148,058
Federal Home Loan Mortgage Corporation
0.10%, 12/18/13	1,250,000	1,249,527
Federal National Mortgage Association
0.12%, 02/24/14	2,330,000	2,328,460
0.00%, 10/09/19Ω†	430,000	361,759
6.25%, 05/15/29	110,000	143,385
6.63%, 11/15/30	390,000	530,748
Tennessee Valley Authority
5.25%, 09/15/39	50,000	56,466

Total Agency Obligations
(Cost $5,055,528)		5,103,241

ASSET-BACKED SECURITIES — 0.3%
Asset Backed Securities Corporation Home Equity Loan Trust
1.17%, 12/15/33†	26,649	24,401
Asset-Backed Pass-Through Certificates
0.88%, 04/25/34†	34,227	32,124
Avis Budget Rental Car Funding AESOP LLC
2.80%, 05/20/18 144A	125,000	128,896
2.10%, 03/20/19 144A	100,000	98,220
Bayview Financial Acquisition Trust
1.25%, 08/28/44†	91,146	85,831
Bear Stearns Asset-Backed Securities Trust
1.09%, 10/27/32†	10,235	9,459
0.64%, 12/25/33†	106,905	104,406
Education Funding Capital Trust IV
0.00%, 06/15/43Ω†	100,000	89,224

	Par	Value
EFS Volunteer No. 2 LLC
0.00%, 03/25/36 144A†	$100,000	$101,900
EMC Mortgage Loan Trust
0.84%, 02/25/41 144A†	41,959	37,810
Greenpoint Manufactured Housing
2.96%, 03/18/29†	75,000	66,667
3.59%, 06/19/29†	50,000	46,312
3.70%, 02/20/30†	50,000	42,945
GSAA Home Equity Trust
0.46%, 07/25/37†	163,967	135,335
KeyCorp Student Loan Trust
0.54%, 10/25/32†	51,444	50,419
Lehman XS Trust
0.49%, 11/25/35†	163,386	133,191
0.49%, 12/25/35†	69,825	29,518
MASTR Specialized Loan Trust
0.54%, 05/25/37 144A†	171,605	112,228
Option One Mortgage Acceptance Corporation Asset Backed Certificate
0.99%, 11/25/32†	15,182	13,785
Renaissance Home Equity Loan Trust
1.05%, 06/25/33†	16,787	16,034
SASCO Mortgage Loan Trust 2005-GEL1
0.74%, 12/25/34†	131,815	126,269
SLM Student Loan Trust
0.70%, 09/16/24†	100,000	91,072
SunTrust Student Loan Trust
0.40%, 01/30/23 144A†	95,712	94,885

Total Asset-Backed Securities
(Cost $1,772,391)		1,670,931

CORPORATE BONDS — 2.7%
AbbVie, Inc.
1.75%, 11/06/17 144A	150,000	147,110
2.90%, 11/06/22 144A	100,000	93,703
Access Midstream Partners LP
4.88%, 05/15/23Δ	40,000	37,300
AES Corporation
7.75%, 10/15/15Δ	17,000	18,828
8.00%, 06/01/20Δ	40,000	45,800
7.38%, 07/01/21Δ	10,000	11,025
Ally Financial, Inc.
7.50%, 09/15/20	90,000	104,063
American Express Co.
6.80%, 09/01/66†	140,000	149,975
American International Group, Inc.
5.85%, 01/16/18	180,000	202,802
Amgen, Inc.
3.88%, 11/15/21	150,000	154,659
Apache Corporation
5.63%, 01/15/17	110,000	123,987
Apple, Inc.
2.40%, 05/03/23Δ	90,000	83,652
Arch Coal, Inc.
7.00%, 06/15/19Δ	70,000	58,625
AT&T, Inc.
5.50%, 02/01/18	180,000	206,087
3.88%, 08/15/21	30,000	30,996

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.63%, 12/01/22	$40,000	$36,688
6.30%, 01/15/38	60,000	66,924
Atwood Oceanics, Inc.
6.50%, 02/01/20	20,000	20,850
BAC Capital Trust XIV
4.00%, 09/29/49†Δ	10,000	8,425
Baker Hughes, Inc.
7.50%, 11/15/18	60,000	75,638
Ball Corporation
5.00%, 03/15/22Δ	70,000	70,000
4.00%, 11/15/23Δ	10,000	9,288
Bank of America Corporation
5.42%, 03/15/17Δ	60,000	64,312
3.88%, 03/22/17Δ	20,000	20,965
5.75%, 12/01/17	200,000	222,493
3.30%, 01/11/23Δ	100,000	94,705
Boeing Capital Corporation
4.70%, 10/27/19	40,000	45,242
Boeing Co.
4.88%, 02/15/20Δ	60,000	68,587
Calpine Corporation
7.88%, 01/15/23 144A	80,000	86,400
Caterpillar Financial Services Corporation
6.20%, 09/30/13Δ	110,000	111,538
CCO Holdings LLC
7.00%, 01/15/19	70,000	74,550
6.50%, 04/30/21Δ	10,000	10,475
6.63%, 01/31/22	10,000	10,475
Cellco Partnership
8.50%, 11/15/18Δ	10,000	13,003
Chesapeake Energy Corporation
6.13%, 02/15/21Δ	40,000	42,200
5.75%, 03/15/23Δ	10,000	10,150
Chevron Corporation
3.19%, 06/24/23	20,000	19,945
CIT Group, Inc.
4.25%, 08/15/17	20,000	20,175
Citigroup, Inc.
6.00%, 12/13/13	110,000	112,568
6.38%, 08/12/14	20,000	21,111
5.00%, 09/15/14	170,000	176,720
5.50%, 10/15/14	50,000	52,606
3.95%, 06/15/16	70,000	73,836
6.00%, 08/15/17Δ	30,000	33,835
4.50%, 01/14/22	90,000	93,931
3.38%, 03/01/23Δ	40,000	38,342
3.50%, 05/15/23	110,000	98,996
6.88%, 03/05/38	60,000	72,994
5.35%, 04/29/49†	30,000	28,251
5.95%, 12/29/49†	30,000	29,890
Cliffs Natural Resources, Inc.
3.95%, 01/15/18Δ	120,000	114,766
4.80%, 10/01/20Δ	30,000	27,082
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	30,000	42,523
Comcast Corporation
6.50%, 01/15/17	120,000	139,502
5.15%, 03/01/20	20,000	22,898
3.13%, 07/15/22	50,000	48,811

	Par	Value
Concho Resources Inc.
6.50%, 01/15/22Δ	$33,000	$35,063
Concho Resources, Inc.
5.50%, 04/01/23Δ	20,000	19,800
ConocoPhillips Holding Co.
6.95%, 04/15/29	60,000	76,620
CONSOL Energy, Inc.
6.38%, 03/01/21Δ	50,000	50,000
Continental Resources, Inc.
5.00%, 09/15/22	10,000	10,225
4.50%, 04/15/23 144A	20,000	19,450
Countrywide Financial Corporation
6.25%, 05/15/16Δ	50,000	54,560
CSC Holdings LLC
6.75%, 11/15/21	20,000	21,650
CVS Caremark Corporation
2.75%, 12/01/22	160,000	149,793
CVS Pass-Through Trust
6.94%, 01/10/30	61,135	72,119
Daimler Finance North America LLC
1.88%, 01/11/18 144A	150,000	146,533
Denbury Resources, Inc.
4.63%, 07/15/23	20,000	18,475
Devon Energy Corporation
3.25%, 05/15/22Δ	40,000	38,816
5.60%, 07/15/41	70,000	72,794
Devon Financing Corporation LLC
7.88%, 09/30/31	10,000	12,983
DISH DBS Corporation
6.75%, 06/01/21Δ	40,000	42,700
Duke Energy Carolinas LLC
5.30%, 02/15/40Δ	50,000	54,430
Eagle Spinco, Inc.
4.63%, 02/15/21 144A	10,000	9,638
Eaton Corporation
1.50%, 11/02/17 144AΔ	30,000	29,152
2.75%, 11/02/22 144A	100,000	93,742
4.15%, 11/02/42 144A	60,000	54,050
Ecolab, Inc.
4.35%, 12/08/21	20,000	21,152
Energy Future Intermediate Holding Co. LLC
11.75%, 03/01/22 144A	40,000	44,400
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/20	50,000	55,000
Energy Transfer Equity LP
7.50%, 10/15/20	20,000	21,950
Enterprise Products Operating LLC
6.30%, 09/15/17	170,000	199,019
3.35%, 03/15/23	60,000	57,856
6.13%, 10/15/39Δ	10,000	11,159
Express Scripts Holding, Co.
3.50%, 11/15/16	150,000	159,357
First Data Corporation
7.38%, 06/15/19 144AΔ	70,000	72,275
FirstEnergy Corporation
2.75%, 03/15/18	20,000	19,492
4.25%, 03/15/23Δ	150,000	139,638
7.38%, 11/15/31	100,000	105,729

See Notes to Financial Statements.

	Par	Value
Ford Motor Co.
4.75%, 01/15/43	$80,000	$70,767
Ford Motor Credit Co. LLC
12.00%, 05/15/15	140,000	166,135
Freeport-McMoRan Copper & Gold, Inc.
3.10%, 03/15/20 144A	20,000	18,514
3.55%, 03/01/22	185,000	168,352
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	40,000	43,600
General Electric Capital Corporation
1.63%, 07/02/15Δ	30,000	30,366
6.00%, 08/07/19	260,000	302,235
4.63%, 01/07/21Δ	30,000	32,103
6.38%, 11/15/67†Δ	180,000	187,650
General Electric Co.
0.85%, 10/09/15	30,000	29,988
General Motors Financial Co., Inc.
2.75%, 05/15/16 144AΔ	20,000	19,713
3.25%, 05/15/18 144A	20,000	19,500
4.25%, 05/15/23 144A	20,000	18,675
Goldman Sachs Capital II
4.00%, 06/01/43†Δ	10,000	7,975
Goldman Sachs Group, Inc.
5.25%, 10/15/13	20,000	20,248
6.00%, 05/01/14	10,000	10,418
3.30%, 05/03/15Δ	100,000	103,118
5.95%, 01/18/18	100,000	111,996
6.00%, 06/15/20Δ	40,000	45,010
5.25%, 07/27/21	10,000	10,717
3.63%, 01/22/23Δ	90,000	86,281
6.25%, 02/01/41	130,000	147,541
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20 144AΔ	40,000	38,350
Hess Corporation
8.13%, 02/15/19	80,000	100,396
HSBC Finance Corporation
6.68%, 01/15/21	200,000	221,440
Humana, Inc.
7.20%, 06/15/18Δ	60,000	71,548
3.15%, 12/01/22	80,000	74,391
Hyundai Capital America
2.13%, 10/02/17 144A	20,000	19,355
ING US, Inc.
2.90%, 02/15/18 144A	10,000	10,061
International Lease Finance Corporation
6.50%, 09/01/14 144A	30,000	31,350
6.75%, 09/01/16 144A	140,000	151,900
JPMorgan Chase & Co.
1.10%, 10/15/15	110,000	109,390
6.13%, 06/27/17	200,000	225,804
4.40%, 07/22/20	60,000	62,839
4.25%, 10/15/20	40,000	41,643
4.35%, 08/15/21Δ	10,000	10,435
4.50%, 01/24/22	100,000	104,898
3.38%, 05/01/23Δ	80,000	74,646
Kerr-McGee Corporation
6.95%, 07/01/24	120,000	143,739
Key Energy Services, Inc.
6.75%, 03/01/21	60,000	57,900

	Par	Value
Kinder Morgan Energy Partners LP
6.00%, 02/01/17Δ	$70,000	$78,903
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18 144A	140,000	147,686
Kraft Foods Group, Inc.
5.38%, 02/10/20	62,000	70,033
3.50%, 06/06/22	60,000	59,530
Lehman Escrow Bonds
0.00%, 07/19/17+Ω†#	160,000	—
6.75%, 12/28/17+Ω†#	120,000	—
0.00%, 08/19/45+Ω†#	50,000	—
0.00%, 11/30/49+Ω†#	10,000	—
M&T Bank Corporation
6.88%, 12/29/49 144A	120,000	124,959
MarkWest Energy Partners LP
6.25%, 06/15/22	8,000	8,280
5.50%, 02/15/23	20,000	19,800
4.50%, 07/15/23	20,000	18,400
Medtronic, Inc.
4.45%, 03/15/20	40,000	43,614
MetLife, Inc.
6.75%, 06/01/16	50,000	57,265
6.40%, 12/15/66	160,000	164,600
Michaels Stores, Inc.
7.75%, 11/01/18	20,000	21,500
Mondelez International, Inc.
5.38%, 02/10/20	58,000	65,147
Morgan Stanley
4.75%, 03/22/17	10,000	10,616
Nationstar Mortgage LLC
6.50%, 07/01/21	20,000	19,300
Noble Energy, Inc.
4.15%, 12/15/21	90,000	93,091
NVR, Inc.
3.95%, 09/15/22	10,000	9,741
Occidental Petroleum Corporation
3.13%, 02/15/22	50,000	48,530
2.70%, 02/15/23Δ	30,000	27,744
Oracle Corporation
1.20%, 10/15/17	20,000	19,445
Pacific Gas & Electric Co.
5.63%, 11/30/17	30,000	34,707
6.05%, 03/01/34	80,000	93,564
Peabody Energy Corporation
6.25%, 11/15/21Δ	60,000	58,200
Pemex Project Funding Master Trust
6.63%, 06/15/35	90,000	94,950
PepsiCo, Inc.
0.70%, 08/13/15Δ	70,000	70,019
7.90%, 11/01/18	13,000	16,670
Pfizer, Inc.
6.20%, 03/15/19	70,000	84,513
Progress Energy, Inc.
3.15%, 04/01/22	40,000	38,387
QEP Resources, Inc.
5.25%, 05/01/23	10,000	9,800
Range Resources Corporation
5.75%, 06/01/21	60,000	62,100
Raytheon Co.
3.13%, 10/15/20	30,000	30,237

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Regency Energy Partners LP
6.50%, 07/15/21Δ	$42,000	$44,100
4.50%, 11/01/23 144A	10,000	9,075
Reynolds Group Issuer, Inc.
5.75%, 10/15/20Δ	70,000	70,700
Roche Holdings, Inc.
6.00%, 03/01/19 144AΔ	50,000	59,772
Rock Tenn Co.
3.50%, 03/01/20	30,000	29,399
4.00%, 03/01/23	20,000	19,309
Safeway, Inc.
4.75%, 12/01/21Δ	10,000	10,206
SLM Corporation
3.88%, 09/10/15	70,000	70,879
8.00%, 03/25/20	40,000	43,450
Southern Copper Corporation
5.25%, 11/08/42	100,000	82,558
Sprint Nextel Corporation
7.00%, 08/15/20Δ	120,000	127,200
State Street Corporation
4.96%, 03/15/18	110,000	121,320
3.10%, 05/15/23	70,000	65,704
Superior Energy Services, Inc.
7.13%, 12/15/21	10,000	10,850
Taylor Morrison Communities, Inc.
7.75%, 04/15/20 144AΔ	24,000	25,980
5.25%, 04/15/21 144A	20,000	19,050
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	60,000	73,522
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21	20,000	19,649
Time Warner Cable, Inc.
8.25%, 04/01/19	40,000	48,216
5.00%, 02/01/20Δ	110,000	114,988
4.13%, 02/15/21Δ	70,000	68,748
5.88%, 11/15/40	50,000	45,951
Time Warner, Inc.
4.70%, 01/15/21	30,000	32,154
6.25%, 03/29/41	10,000	11,072
Toyota Motor Credit Corporation
1.25%, 10/05/17	40,000	38,881
tw telecom holdings, Inc.
5.38%, 10/01/22	20,000	19,950
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	35,562	40,896
UnitedHealth Group, Inc.
1.63%, 03/15/19	50,000	48,395
Univision Communications, Inc.
6.75%, 09/15/22 144A	40,000	42,200
5.13%, 05/15/23 144AΔ	20,000	19,000
Verizon Communications, Inc.
8.75%, 11/01/18	8,000	10,438
6.35%, 04/01/19	10,000	11,878
3.50%, 11/01/21	30,000	30,186
6.00%, 04/01/41	20,000	22,519
3.85%, 11/01/42Δ	20,000	16,662
Virginia Electric and Power Co.
2.95%, 01/15/22Δ	40,000	39,543
Wachovia Capital Trust III
5.57%, 03/29/49†	40,000	39,300

	Par	Value
Wachovia Corporation
5.63%, 10/15/16Δ	$270,000	$303,701
Wal-Mart Stores, Inc.
6.50%, 08/15/37	140,000	177,498
Waste Management, Inc.
7.38%, 05/15/29	20,000	24,852
WellPoint, Inc.
1.25%, 09/10/15	20,000	20,044
5.88%, 06/15/17	110,000	125,089
Wells Fargo & Co.
3.68%, 06/15/16 STEP	50,000	53,458
2.10%, 05/08/17Δ	20,000	20,090
1.50%, 01/16/18	170,000	165,986
4.60%, 04/01/21	10,000	10,915
3.45%, 02/13/23Δ	120,000	114,836
Williams Cos., Inc.
7.88%, 09/01/21	24,000	29,017
7.50%, 01/15/31	15,000	17,133
7.75%, 06/15/31Δ	24,000	28,103
8.75%, 03/15/32	5,000	6,359
Williams Partners LP
5.25%, 03/15/20	20,000	21,525
WPX Energy, Inc.
6.00%, 01/15/22	20,000	20,300
Wyeth LLC
5.95%, 04/01/37	10,000	11,773

Total Corporate Bonds
(Cost $13,177,483)		13,546,619

FOREIGN BONDS — 1.2%
Australia — 0.1%
BHP Billiton Finance (USA), Ltd.
6.50%, 04/01/19	110,000	131,855
3.25%, 11/21/21Δ	10,000	9,796
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	60,000	62,341
5.00%, 10/15/19 144A	20,000	22,411
FMG Resources August 2006 Proprietary, Ltd.
7.00%, 11/01/15 144AΔ	20,000	20,300
8.25%, 11/01/19 144AΔ	50,000	51,750
Rio Tinto Finance (USA), Ltd.
9.00%, 05/01/19	90,000	117,057

		415,510

Canada — 0.3%
Anadarko Finance Co.
7.50%, 05/01/31	60,000	75,001
Barrick Gold Corporation
6.95%, 04/01/19	100,000	106,201
3.85%, 04/01/22Δ	70,000	59,005
4.10%, 05/01/23 144A	80,000	66,966
Hydro Quebec
1.38%, 06/19/17Δ	240,000	239,414
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20	20,000	22,165
Province of British Columbia
2.00%, 10/23/22Δ	120,000	110,559
Province of Ontario
1.10%, 10/25/17Δ	220,000	214,857
1.20%, 02/14/18Δ	210,000	204,378
4.40%, 04/14/20Δ	160,000	177,671

See Notes to Financial Statements.

	Par	Value
Province of Quebec
2.63%, 02/13/23Δ	$150,000	$140,980
Xstrata Finance Canada, Ltd.
2.05%, 10/23/15 144A	60,000	60,053
2.70%, 10/25/17 144A	120,000	116,492

		1,593,742

Cayman Islands — 0.1%
Petrobras International Finance Co.
3.88%, 01/27/16Δ	50,000	51,692
6.13%, 10/06/16Δ	40,000	43,928
5.75%, 01/20/20	32,000	33,452
5.38%, 01/27/21Δ	150,000	151,454
Transocean, Inc.
5.05%, 12/15/16	10,000	10,883
6.38%, 12/15/21	10,000	11,258
Vale Overseas, Ltd.
4.38%, 01/11/22Δ	195,000	186,193
6.88%, 11/21/36Δ	60,000	61,049

		549,909

Chile — 0.0%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22Δ	40,000	39,928

France — 0.1%
BNP Paribas SA
2.38%, 09/14/17Δ	210,000	208,106
Credit Agricole SA
8.38%, 10/29/49 144A†Δ	120,000	127,650

		335,756

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16+ 144A#	130,000	1

Japan — 0.1%
Softbank Corporation
4.50%, 04/15/20 144A	200,000	192,800
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	100,000	104,218

		297,018

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	30,000	30,457

Luxembourg — 0.0%
ArcelorMittal
5.00%, 02/25/17	10,000	10,175
Intelsat Jackson Holdings SA
7.50%, 04/01/21	10,000	10,550
5.50%, 08/01/23 144A	100,000	94,500

		115,225

Mexico — 0.2%
America Movil SAB de CV
5.63%, 11/15/17Δ	30,000	34,204
Mexican Bonos
8.00%, 06/11/20(M)	2,670,000	236,100
6.50%, 06/09/22(M)	5,828,000	475,009
Mexico Government International Bond
6.05%, 01/11/40Δ	10,000	10,950

	Par	Value
4.75%, 03/08/44	$50,000	$44,750
Petroleos Mexicanos
3.50%, 01/30/23 144A	156,000	144,300

		945,313

Netherlands — 0.2%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	370,000	384,186
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/17Δ	250,000	262,777
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	83,428
Petrobras Global Finance BV
4.38%, 05/20/23Δ	60,000	55,641
Shell International Finance BV
4.38%, 03/25/20Δ	90,000	100,191

		886,223

Spain — 0.0%
BBVA US Senior SA Unipersonal
3.25%, 05/16/14Δ	100,000	100,919
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	100,000	100,974
Telefonica Emisiones SA Unipersonal
5.88%, 07/15/19	30,000	32,461

		234,354

Switzerland — 0.0%
UBS AG
5.75%, 04/25/18Δ	120,000	138,822

United Kingdom — 0.1%
BP Capital Markets PLC
5.25%, 11/07/13	90,000	91,505
3.88%, 03/10/15Δ	30,000	31,522
3.56%, 11/01/21Δ	10,000	10,001
3.25%, 05/06/22	50,000	48,616
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	50,000	48,086
Lloyds TSB Bank PLC
6.50%, 09/14/20 144AΔ	100,000	106,765
Royal Bank of Scotland Group PLC
2.55%, 09/18/15Δ	10,000	10,173
4.70%, 07/03/18Δ	10,000	9,715
6.10%, 06/10/23Δ	60,000	57,026
7.65%, 08/29/49†Δ	10,000	9,250
WPP Finance UK
8.00%, 09/15/14	100,000	107,953

		530,612

Total Foreign Bonds
(Cost $6,241,591)		6,112,870

MORTGAGE-BACKED SECURITIES — 4.1%
Alternative Loan Trust
0.43%, 07/25/35†	153,888	117,377
0.45%, 07/25/35†	197,686	163,913
American Home Mortgage Investment Trust
0.89%, 04/25/44†	31,954	29,709
0.48%, 11/25/45†	158,238	128,958

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Banc of America Commercial Mortgage Trust
5.42%, 09/10/45†	$17,000	$18,261
Bear Stearns Adjustable Rate Mortgage Trust
2.78%, 02/25/35†	59,390	50,302
Bear Stearns Mortgage Funding Trust
0.40%, 12/25/46†	92,064	11,734
CD 2006-CD2 Mortgage Trust
5.53%, 01/15/46†	30,000	32,085
COBALT CMBS Commercial Mortgage Trust
5.53%, 04/15/47†	25,000	27,476
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	125,477	131,118
Commercial Mortgage Pass-Through Certificates
2.82%, 11/15/45	20,000	18,573
5.62%, 01/15/49†	60,000	63,738
Credit Suisse First Boston Mortgage Securities Corporation
6.00%, 10/25/35	89,431	56,384
Federal Home Loan Mortgage Corporation
4.00%, 10/01/25	337,362	353,600
2.73%, 05/01/37†	7,720	8,241
5.50%, 12/01/38	124,245	133,477
6.00%, 11/01/39	215,525	233,710
4.00%, 10/01/42	98,288	103,030
3.50%, 11/01/42	98,914	99,210
3.50%, 01/01/43	99,196	99,492
3.50%, 05/01/43	99,113	100,704
4.00%, 05/01/43	99,867	105,438
Federal Home Loan Mortgage Corporation REMIC
0.00%, 09/15/31 IOΩ†	715,510	90,682
6.00%, 05/15/36	152,797	165,984
0.00%, 04/15/39 IOΩ†	93,905	19,260
0.00%, 01/15/40 IOΩ†	74,692	9,928
0.00%, 10/15/41 IOΩ†	272,657	68,455
0.00%, 10/15/42 IOΩ†	95,216	23,971
Federal National Mortgage Association
2.50%, 07/01/27 TBA	1,400,000	1,408,094
4.50%, 05/01/31	61,676	66,028
6.00%, 04/01/33	21,083	23,225
5.00%, 07/01/33	21,283	23,025
5.00%, 09/01/33	22,231	24,050
6.00%, 02/01/34	7,570	8,445
2.74%, 09/01/35†	54,175	57,845
5.00%, 10/01/35	43,734	47,313
6.00%, 11/01/35	46,706	51,449
7.00%, 04/01/37	61,340	69,613
6.00%, 08/01/37	79,598	88,794
6.50%, 11/01/37	62,727	70,557
5.50%, 08/01/38	51,324	56,556
7.00%, 02/01/39	270,488	302,258
4.00%, 07/13/39 TBA	700,000	729,230
4.50%, 07/13/40 TBA	600,000	634,875
4.50%, 06/01/41	179,677	190,370
3.50%, 07/01/41 TBA	1,800,000	1,827,281
4.00%, 09/01/41	484,834	506,854

	Par	Value
4.50%, 09/01/41	$91,615	$97,067
4.00%, 11/01/41	114,129	119,062
4.00%, 04/01/42	285,007	299,485
4.00%, 06/01/42	91,334	95,473
3.00%, 07/01/42 TBA	1,500,000	1,465,547
3.00%, 09/01/42	481,789	471,452
4.00%, 09/01/42	98,640	103,597
3.50%, 10/01/42	293,861	295,147
4.00%, 12/01/42	192,931	203,703
4.00%, 01/01/43	99,006	104,198
3.50%, 03/01/43	396,364	397,496
3.50%, 04/01/43	198,871	199,440
4.00%, 05/01/43	99,502	104,491
4.00%, 06/01/43	199,886	210,097
2.50%, 07/01/43 TBA	100,000	92,906
4.00%, 07/01/43	200,000	210,531
Federal National Mortgage Association Interest STRIP
0.00%, 04/25/27 IOΩ†	156,882	18,911
0.00%, 11/25/39 IOΩ†	61,096	7,114
0.00%, 11/25/41 IOΩ†	69,438	8,820
0.00%, 04/25/42 IOΩ†	142,728	17,268
Federal National Mortgage Association REMIC
0.00%, 06/25/27 IOΩ†	362,867	43,392
0.00%, 03/25/39 IOΩ†	94,137	20,481
6.50%, 06/25/39	84,903	94,673
0.00%, 12/25/39 IOΩ†	21,968	3,202
0.00%, 04/25/40 IOΩ†	257,130	57,161
0.00%, 10/25/40 IOΩ†	40,194	4,626
0.00%, 12/25/40 IOΩ†	77,861	7,851
0.00%, 01/25/41 IOΩ†	51,686	8,559
0.00%, 07/25/41 IOΩ†	192,741	23,234
5.50%, 07/25/41	111,600	125,169
0.00%, 09/25/41 IOΩ†	163,785	26,856
0.00%, 10/25/41 IOΩ†	198,925	32,463
0.00%, 03/25/42 IOΩ†	95,645	16,903
5.50%, 04/25/42	300,000	328,860
6.00%, 05/25/42	173,464	191,816
7.00%, 05/25/42	156,217	175,233
0.00%, 06/25/42 IOΩ†	232,969	42,051
6.50%, 07/25/42	300,000	339,946
0.00%, 12/25/42 IOΩ†	97,088	24,694
FHLMC Multifamily Structured Pass Through Certificates
0.00%, 01/25/20 IOΩ†	212,139	11,669
0.00%, 04/25/20 IOΩ†	713,086	44,124
0.00%, 06/25/20 IOΩ†	659,430	57,351
0.00%, 08/25/20 IOΩ†	203,387	15,453
0.00%, 06/25/21 IOΩ†	270,757	21,055
0.00%, 07/25/21 IOΩ†	207,459	21,516
0.00%, 10/25/21 IOΩ†	183,065	18,681
0.00%, 12/25/21 IOΩ†	108,664	10,124
0.00%, 09/25/22 IOΩ†	109,751	7,000
First Horizon Alternative Mortgage Securities Trust
2.35%, 02/25/36†	134,053	94,163
0.56%, 02/25/37†	57,833	35,579
Government National Mortgage Association
0.00%, 12/16/36 IOΩ†	53,056	7,358
0.00%, 05/20/37 IOΩ†	59,931	8,475
6.50%, 10/20/37	48,577	54,678
0.00%, 02/20/38 IOΩ†	465,358	73,287
6.00%, 07/20/38	60,757	67,247

See Notes to Financial Statements.

	Par	Value
6.00%, 09/20/38	$393,157	$434,759
0.00%, 11/20/38 IOΩ†	86,974	11,997
5.00%, 01/15/40	316,064	347,186
0.00%, 01/20/40 IOΩ†	59,720	12,693
4.50%, 01/20/40	58,106	62,717
4.50%, 05/20/40	60,545	65,195
0.00%, 09/20/40 IOΩ†	106,055	17,300
6.00%, 10/20/40	46,273	51,484
4.50%, 01/20/41	64,355	69,368
4.50%, 03/20/41	357,040	384,841
4.50%, 07/20/41	62,385	66,871
3.50%, 07/01/42 TBA	800,000	820,859
3.00%, 07/19/42 TBA	100,000	98,859
1.34%, 11/20/59†	278,960	285,217
1.19%, 05/20/60†	154,683	157,418
0.70%, 01/20/61†	213,488	213,103
0.65%, 02/20/61†	219,234	218,299
0.70%, 03/20/61†	90,478	90,307
Granite Mortgages PLC
0.78%, 07/20/43†	19,943	19,622
GreenPoint Mortgage Funding Trust
0.45%, 10/25/45†	40,677	33,399
GS Mortgage Securities Corporation Trust
3.55%, 04/10/34 144A	26,000	25,600
GS Mortgage Securities Trust
5.98%, 08/10/45†	40,000	44,574
GSMPS Mortgage Loan Trust
0.54%, 03/25/35 144A†	25,869	21,988
0.54%, 09/25/35 144A†	79,742	66,061
HarborView Mortgage Loan Trust
0.43%, 06/19/35†	190,547	156,339
Homestar Mortgage Acceptance Corporation
0.64%, 07/25/34†	70,962	69,792
Impac CMB Trust
0.99%, 03/25/33†	13,939	13,566
JP Morgan Chase Commercial Mortgage Securities Trust
5.44%, 05/15/45	26,000	28,368
6.08%, 02/12/51†	10,000	11,227
LB-UBS Commercial Mortgage Trust
6.42%, 09/15/45†	40,000	44,904
MASTR Adjustable Rate Mortgages Trust
0.98%, 12/25/46†	202,997	107,626
Merrill Lynch Mortgage Investors Trust
5.07%, 05/25/34†	14,872	14,621
Merrill Lynch-Countrywide Financial Corporation Commercial Mortgage Trust
5.20%, 12/12/49†	50,000	53,803
5.49%, 03/12/51†	160,000	177,032
Morgan Stanley Bank of America Merrill Lynch Trust
4.89%, 08/15/45 IO 144AΩ†	138,447	14,281
3.46%, 05/15/46	50,000	46,865
Morgan Stanley Capital I Trust
5.69%, 04/15/49†	100,000	111,352

	Par	Value
RBSSP Resecuritization Trust
3.37%, 12/26/35 144A†	$23,082	$23,664
Residential Accredit Loans, Inc.
3.31%, 12/26/34†	196,191	159,330
Structured Adjustable Rate Mortgage Loan Trust
2.61%, 11/25/34†	62,593	58,439
Structured Asset Securities Corporation Mortgage Loan Trust
0.49%, 10/25/27†	17,236	16,894
UBS-Barclays Commercial Mortgage Trust
3.32%, 12/10/45 144A	25,000	23,523
Wachovia Bank Commercial Mortgage Trust
5.34%, 12/15/43	30,000	33,296
5.38%, 12/15/43	10,000	10,542
Washington Mutual Mortgage Pass-Through Certificates
2.47%, 02/25/33†	23,307	22,730
2.50%, 10/25/33†	66,089	66,349
2.44%, 01/25/35†	81,667	81,823
2.38%, 11/25/36†	151,879	124,482
0.51%, 08/25/45†	103,385	92,887
Wells Fargo Mortgage Loan Trust
3.10%, 08/27/35 144A†	65,520	66,911
Wells Fargo Mortgage-Backed Securities Trust
2.72%, 04/25/36†	50,467	47,137
WF-RBS Commercial Mortgage Trust
0.00%, 06/15/45 IO 144AΩ†	78,871	8,012

Total Mortgage-Backed Securities
(Cost $21,365,626)		20,592,919

MUNICIPAL BOND — 0.0%
Northstar Education Finance, Inc., Revenue Bond 0.68%, 01/29/46† (Cost $62,566)	75,000	68,628

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
U.S. Dollars vs. Euro, Strike Price $1.30, Expires 07/15/13 (MLCS) (Cost $12,582)	10,800	6,121

	Par
U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bonds
2.75%, 08/15/42	$1,350,000	1,165,534
2.75%, 11/15/42	242,700	209,310
3.13%, 02/15/43	460,000	429,489
2.88%, 05/15/43	1,120,000	991,375

		2,795,708

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
U.S. Treasury Inflationary Index Bond
0.75%, 02/15/42	$220,000	$200,028

U.S. Treasury Notes
2.75%, 10/31/13	150,000	151,327
0.38%, 11/15/15	20,000	19,957
0.75%, 06/30/17Δ	100,000	98,758
0.75%, 10/31/17Δ	900,000	883,160
0.75%, 03/31/18	1,480,000	1,440,629
0.63%, 04/30/18Δ	1,850,000	1,787,995
1.00%, 05/31/18Δ	290,000	285,038
1.38%, 05/31/20	10,000	9,652
1.88%, 06/30/20	710,000	707,421
1.75%, 05/15/23	110,000	103,031

		5,486,968

Total U.S. Treasury Obligations
(Cost $8,857,115)		8,482,704

TOTAL INVESTMENTS — 133.5%
(Cost $612,214,349)		670,547,718

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $130.50, Expires 07/27/13 (GSC)	(10)	(468)

Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $127.50, Expires 07/27/13 (GSC)	(10)	(14,844)

Total Written Options
(Premiums received $(7,951))		(15,312)

Liabilities in Excess of Other Assets — (33.5)%		(168,098,906)

NET ASSETS — 100.0%		$502,433,500

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	36.6
Producer Durables	16.3
Financial Services	15.4
Technology	12.9
Consumer Discretionary	12.3
Futures Contracts	9.0
Healthcare	7.2
Foreign Common Stocks	6.0
Materials & Processing	4.9
Energy	4.8
Mortgage-Backed Securities	4.1
Utilities	3.4
Corporate Bonds	2.7
Consumer Staples	2.1
U.S. Treasury Obligations	1.7
Foreign Bonds	1.2
Agency Obligations	1.0
Exchange Traded Funds	0.6
Asset-Backed Securities	0.3
Municipal Bond	—	**
Purchased Options	—	**
Rights/Warrants	—	**
Written Options	—	**
Forward Foreign Currency Contracts	(0.5)

	142.0

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$5,103,241	$—	$5,103,241	$—
Asset-Backed Securities	1,670,931	—	1,581,706	89,225
Common Stocks	398,238,203	397,641,293	—	596,910
Corporate Bonds	13,546,619	—	13,505,723	40,896
Exchange Traded Funds	3,185,196	3,185,196	—	—
Foreign Common Stocks	29,864,692	29,864,692	—	—
Foreign Bonds	6,112,870	—	6,112,869	1
Money Market Funds	183,674,344	183,674,344	—	—
Mortgage-Backed Securities	20,592,919	—	20,540,805	52,114
Municipal Bond	68,628	—	68,628	—
Purchased Options	6,121	—	6,121	—
Rights/Warrants	1,250	—	—	1,250
U.S. Treasury Obligations	8,482,704	—	8,482,704	—

Total Assets — Investments in Securities	$670,547,718	$614,365,525	$55,401,797	$780,396

Other Financial Instruments***
Forward Foreign Currency Contracts	$19,994	$—	$19,994	$—

Total Assets — Other Financial Instruments	$19,994	$—	$19,994	$—

Liabilities:
Investments in Securities:
Written Options	$(15,312)	$(15,312)	$—	$—

Total Liabilities — Investments in Securities	$(15,312)	$(15,312)	$—	$—

Other Financial Instruments***
Futures Contracts	$(231,238)	$(231,238)	$—	$—

Total Liabilities — Other Financial Instruments	$(231,238)	$(231,238)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending June 30, 2013.

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 94.7%
Argentina — 0.1%
Banco Macro SA ADRΔ*	11,078	$158,969
MercadoLibre, Inc.Δ	10,600	1,142,256

		1,301,225

Australia — 3.4%
Adelaide Brighton, Ltd.	31,920	96,009
AGL Energy, Ltd.‡‡	27,393	362,468
Alumina, Ltd.	34,920	31,078
Amcor, Ltd.	474,759	4,387,698
AMP, Ltd.‡‡	787,354	3,045,029
Ansell, Ltd.	12,132	195,442
APA Group	10,848	59,447
Arrium, Ltd.‡‡	569,472	403,021
Asciano, Ltd.	59,896	273,950
ASX, Ltd.‡‡	2,537	76,505
Australia & New Zealand Banking Group, Ltd.‡‡	64,485	1,673,995
Bank of Queensland, Ltd.	20,565	162,883
Bendigo and Adelaide Bank, Ltd.	40,907	375,110
BHP Billiton, Ltd.‡‡	64,383	1,853,131
BlueScope Steel, Ltd.‡‡	91,774	390,432
Bradken, Ltd.	27,660	108,621
Brambles, Ltd.	262,851	2,239,003
Caltex Australia, Ltd.‡‡	28,861	474,713
CFS Retail Property Trust Group REIT‡‡	37,629	68,604
Challenger, Ltd.‡‡	44,173	161,078
Coca-Cola Amatil, Ltd.‡‡	27,227	315,455
Cochlear, Ltd.Δ	23,994	1,346,642
Commonwealth Bank of Australia‡‡	30,622	1,927,542
Computershare, Ltd.‡‡	6,176	57,906
CSL, Ltd.‡‡	41,183	2,319,351
Dexus Property Group REIT‡‡	84,924	82,818
Downer EDI, Ltd.‡‡	666,777	2,174,027
Flight Centre, Ltd.‡‡	41,742	1,494,691
Fortescue Metals Group, Ltd.Δ‡‡	538,076	1,481,245
Goodman Group REIT‡‡	33,286	147,989
GPT Group+	63,198	—
GPT Group REIT	26,294	92,327
Incitec Pivot, Ltd.‡‡	56,031	145,886
Insurance Australia Group, Ltd.‡‡	51,029	253,293
JB Hi-Fi, Ltd.‡‡	10,630	162,839
Leighton Holdings, Ltd.	43,482	609,356
Lend Lease Group‡‡	7,753	59,111
Macquarie Group, Ltd.‡‡	9,234	352,194
Mirvac Group REIT‡‡	47,808	69,991
Mount Gibson Iron, Ltd.	751,927	317,031
Myer Holdings, Ltd.	193,149	419,582
National Australia Bank, Ltd.‡‡	122,339	3,309,277
Newcrest Mining, Ltd.‡‡	13,780	127,206
OZ Minerals, Ltd.‡‡	4,583	17,200
Primary Health Care, Ltd.‡‡	36,922	161,704
Qantas Airways, Ltd.*‡‡	299,224	367,534
QBE Insurance Group, Ltd.	249,599	3,455,836
Ramsay Health Care, Ltd.‡‡	12,667	414,030
Rio Tinto, Ltd.	5,051	242,072
Santos, Ltd.	15,600	177,654
Sims Metal Management, Ltd.‡‡	27,622	208,662
Sonic Healthcare, Ltd.‡‡	34,559	469,495

	Shares	Value
Stockland REIT‡‡	46,149	$146,840
Suncorp Group, Ltd.‡‡	57,856	628,381
Telstra Corporation, Ltd.‡‡	542,881	2,360,168
Toll Holdings, Ltd.Δ	251,853	1,218,943
Transfield Services, Ltd.‡‡	363,834	256,887
Wesfarmers, Ltd.‡‡	23,923	865,683
Westfield Group REIT‡‡	40,245	421,513
Westfield Retail Trust REIT‡‡	59,197	167,415
Westpac Banking Corporation‡‡	52,135	1,368,803
Woodside Petroleum, Ltd.	42,157	1,342,616
WorleyParsons, Ltd.‡‡	12,357	218,908

		48,214,320

Austria — 0.2%
Erste Group Bank AG	75,700	2,017,678
Voestalpine AGΔ	15,860	560,860
Wiener Versicherung Gruppe	13,378	620,594

		3,199,132

Belgium — 0.2%
Ageas STRIP VVPR*	5,306	7
Delhaize Group SA	3,930	242,961
Groupe Bruxelles Lambert SA‡‡	457	34,420
Solvay SA	11,239	1,471,617
UCB SA	8,081	433,792

		2,182,797

Bermuda — 0.1%
Catlin Group, Ltd.‡‡	731	5,554
Kosmos Energy, Ltd.*	28,468	289,235
Seadrill, Ltd.Δ	41,100	1,672,930

		1,967,719

Brazil — 1.9%
All America Latina Logistica SA	190,500	809,349
Banco Bradesco SA ADRΔ	56,980	741,310
Banco do Brasil SA	53,300	527,661
Banco Santander Brasil SA	184,783	1,123,762
Banco Santander Brasil SA ADR Δ	329,593	2,050,068
BM&FBovespa SA	389,800	2,141,729
BR Malls Participacoes SA	12,200	109,077
Brookfield Incorporacoes SA*	564,900	387,343
CCR SA	52,500	417,864
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	17,700	804,642
Cia de Saneamento Basico do Estado de Sao Paulo	33,000	340,744
Cia de Saneamento Basico do Estado de Sao Paulo ADRΔ	59,480	619,187
Cia Energetica de Minas Gerais ADRΔ	92	825
Cia Paranaense de Energia	12,300	152,031
Cielo SA	80	2,004
Duratex SA	163,720	935,501
Embraer SA ADRΔ	82,100	3,028,669
Grupo BTG Pactual	42,185	514,421
Itau Unibanco Holding SA ADRΔ	255,582	3,302,119
Itausa — Investimentos Itau SA+	4,311	16,229
JBS SA	146,000	419,414
Lojas Renner SA	20,768	594,834
Magnesita Refratarios SA	52,339	153,404

See Notes to Financial Statements.

	Shares	Value
Marfrig Alimentos SA*	20,097	$66,289
Multiplan Empreendimentos Imobiliarios SA	2,500	58,272
Natura Cosmeticos SA	9,800	214,328
Petroleo Brasileiro SA ADRΔ	217,168	3,057,739
Porto Seguro SA	52,800	571,930
Telefonica Brasil SA ADRΔ	30,100	686,882
Tim Participacoes SA ADRΔ	4,200	78,120
Totvs SA	25,711	400,526
Tractebel Energia SA	26,714	415,313
Ultrapar Participacoes SA	22,268	531,614
Vale SA ADRΔ	153,100	1,861,696

		27,134,896

Canada — 1.2%
Canadian National Railway Co.Δ	65,520	6,374,227
Canadian Pacific Railway, Ltd.	13,950	1,691,588
First Quantum Minerals, Ltd.Δ	263,139	3,903,174
Lightstream Resources, Ltd.Δ	97,100	724,765
Magna International, Inc. Class AΔ	20,400	1,452,072
Shaw Communications, Inc. Class BΔ	55,300	1,327,158
Torex Gold Resources, Inc.	177,150	224,027
Westjet Airlines, Ltd.	55,675	1,217,576

		16,914,587

Chile — 0.2%
Banco Santander Chile ADR	39	954
CAP SA	3,332	73,979
Cencosud SA	40,091	199,646
Embotelladora Andina SA ADR Class AΔ	8,434	230,248
Embotelladora Andina SA ADR Class BΔ	13,344	458,767
Empresas CMPC SA	61,733	190,406
Empresas COPEC SA	11,100	145,291
Enersis SA ADRΔ	36,600	598,776
ENTEL Chile SA	31,900	533,707
S.A.C.I. Falabella	16,774	181,590
Sociedad Quimica y Minera de Chile SA ADRΔ	13,800	557,520

		3,170,884

China — 3.0%
AAC Technologies Holdings, Inc.	32,027	179,687
Agricultural Bank of China, Ltd.Δ	290,000	118,549
Anhui Conch Cement Co., Ltd. Class HΔ	641,096	1,723,517
Anta Sports Products, Ltd.Δ	164,000	142,988
Anton Oilfield Services Group/Hong KongΔ	726,000	520,489
Baidu, Inc. ADRΔ*	87,885	8,307,769
Bank of China, Ltd. Class HΔ	2,774,000	1,136,411
Bank of Communications Co., Ltd. Class A	249,000	159,560
China BlueChemical, Ltd. Class HΔ	340,000	206,700
China CITIC Bank Corporation, Ltd. Class H	412,000	189,266
China Construction Bank Corporation Class H	2,284,000	1,605,009
China Gas Holdings, Ltd.	552,000	561,067

	Shares	Value
China Life Insurance Co., Ltd. Class H	249,000	$579,552
China Merchants Bank Co., Ltd. Class H	1,093,190	1,815,049
China Minzhong Food Corporation, Ltd.Δ*	1,346,000	1,103,154
China Oilfield Services, Ltd. Class HΔ	172,000	334,521
China Petroleum & Chemical Corporation Class HΔ	1,066,000	745,949
China Railway Construction Corporation, Ltd. Class H	265,000	229,162
China Railway Group, Ltd. Class H	1,135,000	521,478
China Shanshui Cement Group, Ltd.	37,000	16,521
China Southern Airlines Co., Ltd. H Shares	730,000	292,608
Chongqing Rural Commercial Bank Class HΔ	127,000	53,383
CNOOC, Ltd.Δ	1,618,900	2,711,524
Country Garden Holdings Co., Ltd.	183,000	95,100
Ctrip.com International, Ltd. ADRΔ*	37,725	1,230,967
Datang International Power Generation Co., Ltd. H Shares	478,000	192,286
Dongyue GroupΔ	1,723,100	683,562
ENN Energy Holdings, Ltd.	46,433	245,940
Evergrande Real Estate Group, Ltd.Δ	169,000	61,942
Industrial & Commercial Bank of China Ltd. Class H	1,906,000	1,194,551
Intime Department Store Group Co., Ltd.Δ	198,500	192,242
Li Ning Co, Ltd.Δ	921,513	457,012
Longfor Properties Co., Ltd.Δ	647,458	958,038
Mindray Medical International, Ltd. ADRΔ	11,363	425,544
New Oriental Education & Technology Group ADR	34,300	759,745
Parkson Retail Group, Ltd.Δ	980,427	403,147
PetroChina Co., Ltd. Class H	102,000	110,604
Sinopec Shanghai Petrochemical Co., Ltd. Class HΔ	1,422,000	473,271
Tencent Holdings, Ltd.Δ	260,176	10,159,154
Tingyi Cayman Islands Holding CorporationΔ	230,000	596,947
Want Want China Holdings, Ltd.Δ	597,283	837,178
West China Cement, Ltd.	1,597,528	235,029
Wumart Stores, Inc. Class HΔ	204,574	376,331
Yangzijiang Shipbuilding Holdings, Ltd.	800	522
Youku Tudou, Inc. ADRΔ*	34,104	654,456
Zhejiang Expressway Co., Ltd. Class H	128,000	104,217

		43,701,698

Colombia — 0.1%
BanColombia SA	64,300	868,627
BanColombia SA ADR	10,827	611,726

		1,480,353

Cyprus — 0.1%
Eurasia Drilling Co., Ltd. GDR	20,488	764,817

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Global Ports Investment, Ltd. GDR	17,008	$226,376
Global Ports Investment, Ltd. GDR 144A	18,105	240,978

		1,232,171

Denmark — 1.1%
AP Moller — Maersk A/S Class B	108	772,590
Coloplast A/S Class B	9,537	534,015
Danske Bank A/S*	121,811	2,077,968
DSV A/S‡‡	44,739	1,089,847
GN Store Nord A/S	134,511	2,540,318
Novo Nordisk A/S Class B‡‡	23,845	3,707,002
Novozymes A/S Class B	36,890	1,181,595
Pandora A/S	43,190	1,459,927
TDC A/S	275,400	2,231,999

		15,595,261

Egypt — 0.1%
ElSwedy Electric Co.	80,671	201,696
Orascom Construction IndustriesΔ*	53,155	1,827,581

		2,029,277

Estonia — 0.1%
Tallink Group AS	491,560	597,606

Finland — 0.3%
Kone OYJ	3,465	274,840
Metso OYJ‡‡	39,038	1,322,323
Outotec OYJ	36,052	430,766
Sampo OYJ	12,161	473,545
UPM-Kymmene OYJ	167,027	1,637,012

		4,138,486

France — 7.7%
Arkema SA‡‡	26,998	2,474,768
AtoS‡‡	12,728	945,917
AXA SA‡‡	74,297	1,464,587
BNP Paribas SA‡‡	83,261	4,558,104
Cap Gemini SA	9,201	446,815
Carrefour SA	175,867	4,830,456
Casino Guichard Perrachon SA	41,681	3,905,740
Christian Dior SA	27,992	4,522,177
Cie de St-Gobain	169,541	6,869,844
Cie Generale des Etablissements Michelin Class B‡‡	48,928	4,374,920
Credit Agricole SA‡‡	29,800	256,482
Danone SA	71,388	5,373,231
Essilor International SA	8,954	953,935
European Aeronautic Defence and Space Co. NV	46,216	2,472,578
France Telecom SA‡‡	492,916	4,667,595
GDF Suez	79,800	1,565,256
Groupe Fnac*	2,462	52,236
Groupe Fnac REIT*	2	5
Kering	22,581	4,594,920
Klepierre REIT‡‡	623	24,552
Lafarge SA‡‡	33,826	2,077,009
Lagardere SCA‡‡	29,072	811,157
L’Oreal SA	31,410	5,163,288
Natixis‡‡	44,299	185,999
Publicis Groupe SA	7,064	503,089
Renault SA	37,726	2,541,116

	Shares	Value
Sanofi‡‡	156,824	$16,212,468
Schneider Electric SA	69,740	5,064,960
Societe BIC SA‡‡	12,202	1,224,085
Societe Generale SA‡‡	149,410	5,141,993
Total SA‡‡	173,349	8,466,873
Unibail-Rodamco SE‡‡	1,611	375,208
Valeo SA‡‡	25,703	1,612,831
Vallourec SA	40,933	2,077,196
Vinci SA‡‡	79,392	3,982,326
Vivendi SA‡‡	72,620	1,376,259

		111,169,975

Germany — 6.8%
Adidas AG‡‡	6,331	684,370
Aixtron SEΔ	53,489	897,405
Allianz SE	23,015	3,359,282
Aurubis AG‡‡	26,506	1,420,942
BASF SE‡‡	43,207	3,853,766
Bayer AG‡‡	130,280	13,870,919
Beiersdorf AG	55,118	4,801,247
Bilfinger SE‡‡	14,223	1,310,943
Continental AG‡‡	13,915	1,854,986
Daimler AGΔ	82,198	4,962,176
Deutsche Bank AG‡‡	53,195	2,230,605
Deutsche Boerse AGΔ	34,800	2,288,377
Deutsche Lufthansa AGΔ‡‡	242,842	4,919,324
Deutsche Post AG‡‡	94,688	2,349,958
Deutsche Telekom AGΔ	509,062	5,930,822
Freenet AG	19,275	420,278
Fresenius Medical Care AG & Co. KGaAΔ	20,562	1,457,452
Fresenius SE & Co. KGaA‡‡	1,995	245,545
GEA Group AGΔ‡‡	99,968	3,539,571
Hannover Rueckversicherung AGΔ‡‡	21,193	1,523,921
HeidelbergCement AGΔ	19,305	1,293,446
Leoni AG‡‡	39,098	1,938,957
Linde AG	37,291	6,949,045
Merck KGaA‡‡	19,853	3,019,225
Metro AGΔ	57,630	1,820,982
Muenchener Rueckversicherungs AG	2,060	378,446
Rheinmetall AG‡‡	30,012	1,395,959
RWE AG	68,341	2,178,565
Salzgitter AG‡‡	30,428	1,001,387
SAP AGΔ	102,533	7,487,231
Siemens AG	22,841	2,312,948
SMA Solar Technology AG	14,534	431,901
ThyssenKrupp AG	23,263	456,005
TUI AG*‡‡	118,191	1,402,136
Volkswagen AGΔ	23,021	4,475,837

		98,463,959

Guernsey — 0.0%
Resolution, Ltd.‡‡	112,958	489,300

Hong Kong — 3.0%
AIA Group, Ltd.‡‡	1,549,400	6,527,624
ASM Pacific Technology, Ltd.‡‡	116,457	1,278,437
Belle International Holdings, Ltd.Δ	359,000	490,781
BOC Hong Kong Holdings, Ltd.‡‡	157,000	480,277
Cheung Kong Holdings, Ltd.‡‡	15,000	202,266
Cheung Kong Infrastructure Holdings, Ltd.‡‡	7,000	46,644

See Notes to Financial Statements.

	Shares	Value
China Mengniu Dairy Co., Ltd.	569,000	$2,031,089
China Mobile, Ltd.	653,118	6,764,248
China Overseas Land & Investment, Ltd.Δ	808,372	2,104,558
China Resources Cement Holdings, Ltd.Δ	818,782	408,327
China Resources Gas Group, Ltd.	217,469	559,382
China Resources Land, Ltd.Δ	64,000	173,878
CLP Holdings, Ltd.‡‡	21,500	173,802
COSCO Pacific, Ltd.	368,000	474,305
Esprit Holdings, Ltd.	77	113
First Pacific Co., Ltd.	38,000	40,622
Geely Automobile Holdings, Ltd.Δ	3,900,000	1,674,440
GOME Electrical Appliances Holdings, Ltd.Δ	3,564,000	319,422
Hang Seng Bank, Ltd.	33,500	493,342
HKT Trust	954	912
Hong Kong & China Gas Co., Ltd.	220	537
Hong Kong Exchanges and Clearing, Ltd.Δ‡‡	101,500	1,524,467
Hopewell Holdings, Ltd.	10,500	34,849
Hutchison Whampoa, Ltd.‡‡	51,000	533,575
Hysan Development Co., Ltd.	101,000	436,031
Jardine Matheson Holdings, Ltd.	61,540	3,714,070
Kerry Properties, Ltd.‡‡	83,600	325,910
Li & Fung, Ltd.Δ	3,172,924	4,324,664
Link (The) REIT‡‡	45,000	220,846
MMG, Ltd.*	4,000	1,038
MTR Corporation, Ltd.	7,000	25,724
New World Department Store China, Ltd.	463,337	232,981
New World Development Co., Ltd.‡‡	64,000	87,909
Nine Dragons Paper Holdings Ltd.	1,295,000	833,359
Noble Group, Ltd.‡‡	373,000	283,680
NWS Holdings, Ltd.‡‡	21,000	32,195
Orient Overseas International, Ltd.	35,500	227,399
PCCW, Ltd.‡‡	68,000	31,736
Power Assets Holdings, Ltd.	45,000	387,360
Shangri-La Asia, Ltd.	1,000	1,719
Shimao Property Holdings, Ltd.Δ	42,500	83,603
Shougang Fushan Resources Group, Ltd.Δ	654,000	252,548
Sino Land Co., Ltd.	320,000	447,416
Sun Hung Kai Properties, Ltd.	2,000	25,684
Swire Pacific, Ltd. Class A‡‡	13,000	156,628
Swire Properties, Ltd.	100	294
Techtronic Industries Co.	538,500	1,278,412
Television Broadcasts, Ltd.	800	5,475
Wharf Holdings, Ltd.	44,000	367,242
Wheelock & Co., Ltd.	59,000	294,372
Wing Hang Bank, Ltd.	3,000	26,833
Xinyi Glass Holdings, Ltd.	1,299,000	1,006,248
Yue Yuen Industrial Holdings, Ltd.‡‡	451,300	1,166,283

		42,615,556

	Shares	Value
Hungary — 0.1%
MOL Hungarian Oil and Gas PLC	24,833	$1,853,661
OTP Bank PLC	5,200	108,769

		1,962,430

India — 1.8%
Ambuja Cements, Ltd.	287,333	900,910
Andhra Bank	209,724	288,872
Axis Bank, Ltd.	77,188	1,712,428
Bank of India	4,320	16,801
Bharat Heavy Electricals, Ltd.	37,510	109,440
Canara Bank	8,600	51,996
Coal India, Ltd.	58,561	297,974
Container Corporation of India	10,705	194,293
Dabur India, Ltd.@	308,256	806,108
DLF, Ltd.	15,015	45,550
Dr. Reddys Laboratories, Ltd. ADRΔ	6,500	245,830
GAIL India, Ltd.*	4,800	25,229
Gitanjali Gems, Ltd.*	83,018	326,763
Glenmark Pharmaceuticals, Ltd.	105,350	968,579
HCL Technologies, Ltd.	117,115	1,524,461
HDFC Bank, Ltd. ADRΔ	14,900	539,976
Hindustan Unilever, Ltd.	20,787	204,687
Housing Development Finance Corporation	109,419	1,610,845
ICICI Bank, Ltd. ADRΔ	75,050	2,870,663
Infosys, Ltd.	26,078	1,088,505
Infosys, Ltd. ADR Δ	47,924	1,973,990
Kotak Mahindra Bank, Ltd.@	169,490	2,052,659
Lupin, Ltd.	155,929	2,045,509
Mahindra & Mahindra Financial Services, Ltd.	189,150	827,644
Maruti Suzuki India, Ltd.	31,255	806,941
Oil & Natural Gas Corporation, Ltd.*	157,884	875,239
Opto Circuits India, Ltd.*	101,293	34,328
Ranbaxy Laboratories, Ltd.*	28,718	148,970
Reliance Industries, Ltd.	13,937	201,410
Rural Electrification Corporation, Ltd.*	192,884	648,986
Shriram Transport Finance Co., Ltd.	108,932	1,299,211
SKS Microfinance, Ltd.*	17,272	30,376
State Bank of India, Ltd.	10,712	350,391
Tata Consultancy Services, Ltd.	36,201	923,282
Tata Motors, Ltd. ADRΔ	7,500	175,800
Wipro Enterprises, Ltd.+*	2,253	—
Wipro, Ltd.	12,634	74,183

		26,298,829

Indonesia — 0.5%
PT Bank Negara Indonesia Persero Tbk	505,000	217,359
PT Bank Rakyat Indonesia Persero Tbk	332,000	257,765
PT Bank Tabungan Pensiunan Nasional Tbk*	47,000	19,653
PT Indocement Tunggal Prakarsa Tbk	1,017,780	2,499,155
PT Indofood Sukses Makmur Tbk	837,500	617,759
PT Perusahaan Gas Negara Persero Tbk	2,627,000	1,518,644
PT Ramayana Lestari Sentosa Tbk	2,662,000	347,044

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
PT Semen Indonesia Persero Tbk	298,637	$512,908
PT Telekomunikasi Indonesia Tbk	402,900	448,693
PT Telekomunikasi Indonesia Tbk ADRΔ	8,800	376,112
PT Unilever Indonesia Tbk	166,500	514,224

		7,329,316

Ireland — 0.3%
CRH PLC	105,900	2,148,851
Experian PLC‡‡	47,327	822,537
James Hardie Industries PLCΔ	148,080	1,271,554

		4,242,942

Italy — 1.5%
Assicurazioni Generali SpA	20,976	366,652
Banca Popolare Dell’Emilia Romagna	81,470	473,167
Enel SpA‡‡	679,880	2,133,431
Eni SpA	279,698	5,740,483
Fiat Industrial SpA‡‡	76,612	852,830
Fiat SpAΔ	426,541	2,974,692
Intesa Sanpaolo SpA‡‡	180,175	288,376
Prysmian SpA	102,854	1,918,721
Snam SpA	452,300	2,059,466
Telecom Italia SpA	2,597,175	1,810,227
UniCredit SpA	666,182	3,114,309
Unione di Banche Italiane SCPA	14,202	51,359

		21,783,713

Japan — 14.2%
Ajinomoto Co., Inc.‡‡	40,000	586,770
Amada Co., Ltd.	316,000	2,080,424
Anritsu Corporation	27,900	330,549
Aozora Bank, Ltd.	600	1,874
Asahi Glass Co., Ltd.	200	1,296
Asahi Kasei Corporation‡‡	202,200	1,334,142
Astellas Pharma, Inc.‡‡	93,700	5,090,169
Azbil Corporation‡‡	34,800	746,425
Bridgestone Corporation	7,800	265,982
Calsonic Kansei Corporation‡‡	200,000	832,898
Canon, Inc.‡‡	369,450	12,108,091
Central Japan Railway Co.‡‡	9,300	1,133,484
Chiyoda Corporation‡‡	93,000	1,096,825
Chubu Electric Power Co., Inc.‡‡	68,800	974,553
Chugai Pharmaceutical Co., Ltd.	19,900	411,917
Citizen Holdings Co., Ltd.	79,000	440,641
COMSYS Holdings Corporation‡‡	86,000	1,097,978
Cosmos Pharmaceutical Corporation	10,150	1,029,287
Daicel Corporation‡‡	31,000	270,939
Daihatsu Motor Co., Ltd.‡‡	47,000	890,215
Daiichi Sankyo Co., Ltd.	22,100	368,292
Daito Trust Construction Co., Ltd.‡‡	1,100	103,642
Daiwa House Industry Co., Ltd.‡‡	10,000	186,270
Daiwa Securities Group, Inc.	31,000	259,623
Dena Co., Ltd.Δ	37,400	732,218
Denki Kagaku Kogyo KK	119,000	430,766
Denso Corporation	145,100	6,821,613

	Shares	Value
DIC Corporation	166,000	$414,431
East Japan Railway Co.‡‡	33,400	2,599,607
Ebara Corporation‡‡	147,000	784,696
Enplas Corporation	19,500	1,442,038
Exedy Corporation	11,700	293,843
Fuji Electric Co., Ltd.	296,000	1,040,758
Fuji Heavy Industries, Ltd.‡‡	70,900	1,750,821
Fuji Media Holdings, Inc.	268	538,750
Fujikura, Ltd.	144,000	509,728
Fujitsu, Ltd.‡‡	133,000	550,220
Fukuoka Financial Group, Inc.‡‡	128,000	544,405
Gree, Inc.Δ	59,400	527,042
Hitachi, Ltd.‡‡	651,000	4,171,283
Hokuetsu Kishu Paper Co., Ltd.	25,000	106,605
Honda Motor Co., Ltd.‡‡	185,400	6,887,504
Hoya Corporation	125,400	2,579,253
IHI Corporation‡‡	237,000	896,694
Inpex Corporation	802	3,333,273
Isuzu Motors, Ltd.‡‡	70,100	479,200
ITOCHU Corporation‡‡	296,400	3,427,539
J Front Retailing Co., Ltd.	117,000	933,036
Japan Airlines Co., Ltd.	52,000	2,676,995
Japan Real Estate Investment Corporation REIT	7	78,195
Japan Retail Fund Investment Corporation REIT	20	41,783
JGC Corporation‡‡	43,000	1,548,536
Jin Co., Ltd.Δ	10,600	508,277
JSR Corporation	87,400	1,768,421
JTEKT Corporation‡‡	85,400	957,237
JX Holdings, Inc.	70	338
Kajima Corporation	48,000	159,137
Kao Corporation‡‡	163,300	5,558,982
KDDI Corporation‡‡	63,000	3,280,628
Keisei Electric Railway Co., Ltd.‡‡	54,000	505,906
Konami Corporation	4,500	95,532
Konica Minolta Holdings, Inc.‡‡	163,000	1,226,856
Kuraray Co., Ltd.	89,200	1,250,156
KYB Co., Ltd.	94,000	468,857
Kyocera Corporation	9,200	936,062
Mabuchi Motor Co., Ltd.	42,800	2,283,095
Marubeni Corporation‡‡	78,800	526,648
Marui Group Co., Ltd.	38,800	386,511
Mazda Motor Corporation	548,000	2,166,483
Miraca Holdings, Inc.‡‡	8,700	399,790
Mitsubishi Corporation	109,800	1,875,790
Mitsubishi Electric Corporation‡‡	79,800	745,660
Mitsubishi Estate Co., Ltd.‡‡	24,000	638,973
Mitsubishi Heavy Industries, Ltd.‡‡	46,000	255,740
Mitsubishi UFJ Financial Group, Inc.‡‡	805,700	4,975,898
Mitsubishi UFJ Lease & Finance Co., Ltd.‡‡	147,600	700,294
Mitsui & Co., Ltd.‡‡	85,200	1,068,426
Mitsui Engineering & Shipbuilding Co., Ltd.	491,000	717,096
Mitsui Fudosan Co., Ltd.‡‡	18,000	529,201
Mitsui Mining & Smelting Co., Ltd.‡‡	248,000	525,784
Mizuho Financial Group, Inc.	381,940	793,172
Namco Bandai Holdings, Inc.	10,300	166,937

See Notes to Financial Statements.

	Shares	Value
NET One Systems Co., Ltd.‡‡	57,200	$440,853
NHK Spring Co., Ltd.‡‡	49,400	570,364
Nintendo Co., Ltd.	3,800	447,408
Nippon Building Fund, Inc. REIT	8	92,652
Nippon Electric Glass Co., Ltd.‡‡	19,100	92,976
Nippon Kayaku Co., Ltd.‡‡	39,000	485,892
Nippon Meat Packers, Inc.‡‡	11,000	168,259
Nippon Shokubai Co., Ltd.‡‡	17,000	173,890
Nippon Steel & Sumitomo Metal Corporation	230	620
Nippon Telegraph & Telephone Corporation‡‡	6,900	359,634
Nippon Yusen KK	33,800	89,430
Nishi-Nippon City Bank, Ltd. (The)	200	522
Nissan Chemical Industries, Ltd.	62,100	837,113
Nissan Motor Co., Ltd.	316,800	3,175,163
Nisshin Seifun Group, Inc.‡‡	19,500	233,666
NKSJ Holdings, Inc.	71,250	1,693,230
Nomura Holdings, Inc.	68,200	502,004
NTT DOCOMO, Inc.‡‡	306	476,046
Obayashi Corporation‡‡	150,000	777,765
OKUMA Corporation‡‡	44,000	331,661
Ono Pharmaceutical Co., Ltd.	1,400	95,298
ORIX Corporation‡‡	93,400	1,274,604
Osaka Gas Co., Ltd.‡‡	195,000	823,370
Pacific Metals Co., Ltd.	59,000	244,909
Panasonic Corporation	17,500	140,911
Pioneer Corporation*‡‡	216,800	421,122
Rakuten, Inc.	354,600	4,193,139
Resona Holdings, Inc.‡‡	651,800	3,174,394
Ryohin Keikaku Co., Ltd.	3,000	245,923
Sanrio Co., Ltd.Δ	21,600	1,001,977
SCSK Corporation	38,100	733,018
Secom Co., Ltd.	2,100	114,178
Sekisui Chemical Co., Ltd.‡‡	284,000	3,015,661
Sekisui House, Ltd.‡‡	115,000	1,661,576
Seven & I Holdings Co., Ltd.‡‡	158,400	5,801,139
Shimamura Co., Ltd.	2,300	279,202
Shin-Etsu Chemical Co., Ltd.	92,400	6,115,521
Shionogi & Co., Ltd.	51,900	1,082,292
SMC Corporation	12,000	2,405,707
Softbank Corporation‡‡	76,000	4,423,957
Sojitz Corporation	118,100	195,948
Sumco Corporation	39,800	435,964
Sumitomo Corporation‡‡	221,500	2,760,686
Sumitomo Heavy Industries, Ltd.‡‡	121,000	508,094
Sumitomo Metal Mining Co., Ltd.‡‡	56,000	623,766
Sumitomo Mitsui Financial Group, Inc.‡‡	92,100	4,215,698
Sumitomo Mitsui Trust Holdings, Inc.	60,000	279,951
Sumitomo Osaka Cement Co., Ltd.	49,000	155,880
Sumitomo Realty & Development Co., Ltd.‡‡	10,000	398,541
Suzuki Motor Corporation‡‡	97,500	2,247,407
T&D Holdings, Inc.	44,100	589,907
Taisei Corporation‡‡	428,000	1,545,070
Takashimaya Co., Ltd.	119,000	1,206,103

	Shares	Value
Takeda Pharmaceutical Co., Ltd.‡‡	146,100	$6,588,232
Tohoku Electric Power Co., Inc.	2,300	28,718
Tokai Carbon Co., Ltd.	3,000	7,945
Tokio Marine Holdings, Inc.	139,000	4,386,141
Tokuyama Corporation	83,000	263,918
Tokyo Electric Power Co., Inc.	8,900	45,945
Tokyo Electron, Ltd.	45,500	2,300,458
Tokyo Gas Co., Ltd.	30,000	165,512
Tokyo Steel Manufacturing Co., Ltd.	142,200	471,348
Toshiba Corporation	46,300	221,943
Tosoh Corporation	32,000	110,799
Toyo Suisan Kaisha, Ltd.	32,000	1,064,727
Toyota Boshoku Corporation	58,100	835,401
Toyota Motor Corporation‡‡	109,600	6,610,836
Tsumura & Co.	34,300	1,010,835
UNY Group Holdings Co., Ltd.‡‡	77,700	522,563
USS Co., Ltd.‡‡	4,040	512,171
West Japan Railway Co.‡‡	18,100	767,626
Yamada Denki Co., Ltd.Δ	9,120	369,262
Yamaha Corporation	7,900	90,515
Yamato Holdings Co., Ltd.‡‡	5,200	109,513
Yokogawa Electric Corporation	27,900	333,539
Yokohama Rubber Co., Ltd. (The)	16,000	160,660
Zuiko CorporationΔ	14,000	967,607

		204,561,280

Jersey — 0.0%
Randgold Resources, Ltd.‡‡	1,533	97,141

Luxembourg — 0.2%
APERAM‡‡	90,914	989,346
ArcelorMittal	47,375	530,153
O’Key Group SA GDR	8,377	94,660
Ternium SA ADRΔ	35,824	810,697

		2,424,856

Malaysia — 0.5%
AirAsia Bhd	463,665	466,538
Alliance Financial Group Bhd	158,100	265,210
CIMB Group Holdings Bhd	306,496	798,984
DiGi.Com Bhd	89,800	135,057
Gamuda Bhd	829,600	1,242,927
Lafarge Malayan Cement Bhd	135,480	436,520
Malayan Banking Bhd	5,500	18,045
Public Bank Bhd	88,500	476,997
RHB Capital Bhd	27,377	74,581
Tenaga Nasional Bhd	653,900	1,715,789
UMW Holdings Bhd	267,600	1,233,211

		6,863,859

Mexico — 1.0%
Alfa SAB de CV	363,400	873,902
America Movil SAB de CV ADRΔ	279,814	6,085,955
Arca Continental SAB de CV	86,700	664,563
Coca-Cola Femsa SAB de CV ADR	800	112,232
Corporacion Moctezuma SAB de CV@Δ	152,307	473,702
Genomma Lab Internacional SAB de CV Class BΔ*	425,114	839,569
Grupo Bimbo SAB de CVΔ	27,000	81,891

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Grupo Financiero Banorte SAB de CV	283,479	$1,693,333
Grupo Financiero Inbursa SAB de CV	439,886	967,532
Grupo Mexico SAB de CV Series B	87,200	252,365
Grupo Televisa SAB ADRΔ	12,100	300,564
Kimberly-Clark de Mexico SAB de CV Class A	317,800	1,042,373
Megacable Holdings SAB de CV	215,295	584,867

		13,972,848

Mongolia — 0.0%
Mongolian Mining Corporation*	1,199,180	222,472

Netherlands — 4.9%
Aegon NV‡‡	979,513	6,571,575
Akzo Nobel NV	23,864	1,346,544
Corio NV REIT	368	14,646
Delta Lloyd NV	172,769	3,462,276
Gemalto NV	8,894	805,283
ING Groep NV*‡‡	1,398,275	12,778,891
Koninklijke Ahold NV‡‡	647,034	9,623,260
Koninklijke DSM NV	1,028	67,018
Koninklijke Philips Electronics NV	168,327	4,588,756
QIAGEN NV*	4,199	82,163
Randstad Holding NVΔ	132,980	5,466,560
Reed Elsevier NVΔ	431,521	7,186,732
Royal Dutch Shell PLC Class AΔ‡‡	291,606	9,317,270
Royal Dutch Shell PLC Class B‡‡	186,588	6,179,636
Unilever NV‡‡	83,487	3,286,391

		70,777,001

New Zealand — 0.0%
Fletcher Building, Ltd.‡‡	44,874	291,855
Telecom Corporation of New Zealand, Ltd.‡‡	157,460	271,946

		563,801

Nigeria — 0.2%
Afriland Properties PLC REIT+*	331,249	—
FBN Holdings PLC	1,882,522	206,573
First City Monument Bank PLC*	9,580,307	278,809
Guaranty Trust Bank PLC	6,895,739	1,028,341
Guaranty Trust Bank PLC GDR	73,563	493,608
UBA Capital PLC*	1,005,741	7,735
United Bank for Africa PLC	10,931,249	544,780

		2,559,846

Norway — 1.1%
DNB ASA‡‡	230,623	3,345,569
Gjensidige Forsikring ASA	65,240	961,126
Marine Harvest ASAΔ	3,896,800	3,961,124
Orkla ASA	217,100	1,777,510
Petroleum Geo-Services ASA‡‡	87,060	1,063,003
Schibsted ASAΔ	28,753	1,245,385
Statoil ASA‡‡	8,366	172,826
Telenor ASA	39,251	779,643
TGS Nopec Geophysical Co. ASA‡‡	23,328	677,903

	Shares	Value
Yara International ASA‡‡	51,785	$2,065,136

		16,049,225

Peru — 0.3%
Cia de Minas Buenaventura SA ADR	4,800	70,848
Credicorp, Ltd.Δ	29,363	3,757,290
Southern Copper Corporation	4,200	116,004

		3,944,142

Philippines — 0.3%
Alliance Global Group, Inc.*	1,533,100	824,222
International Container Terminal Services, Inc.	542,040	1,086,482
Megaworld Corporation	11,619,000	883,520
Metropolitan Bank & Trust	347,100	887,928

		3,682,152

Poland — 0.1%
Alior Bank SA*	20,221	544,750
Grupa Lotos SA*	9,664	104,226
PGE SA	61,148	283,266
Powszechny Zaklad Ubezpieczen SA	4,303	530,184
Telekomunikacja Polska SA	98,759	226,587

		1,689,013

Portugal — 0.1%
Jeronimo Martins SGPS SA	58,249	1,227,681

Russia — 1.3%
Gazprom OAO ADRΔ	143,266	942,690
LSR Group+	3,640	60,910
LSR Group GDR	89,320	373,358
Lukoil OAO ADRΔ	47,070	2,713,585
Magnit OJSC+	1,364	312,021
Magnit OJSC GDR	5,349	246,365
Mail.ru Group, Ltd. GDR*	21,550	617,623
Mining and Metallurgical Co. Norilsk Nickel ADR	36,125	519,116
NovaTek OAO GDR	28,222	3,368,194
Novolipetsk Steel OJSC GDRΔ	49,069	647,068
Novorossiysk Commercial Sea Port PJSC GDR@Δ	66,881	419,678
Novorossiysk Commercial Sea Port PJSC GDR 144A	10,302	66,252
Raspadskaya OAO+*	187,769	174,646
Rosneft OAO GDRΔ*	287,400	1,994,326
Sberbank of Russia	1,267,639	3,536,713
Sistema JSFC GDR	15,622	268,003
Surgutneftegas OAO ADR	74,978	587,828
Tatneft OAO ADRΔ	18,900	685,692
X5 Retail Group NV GDRΔ	81,424	1,472,340

		19,006,408

Singapore — 1.6%
Ascendas Real Estate
Investment Trust REIT‡‡	30,000	52,575
CapitaCommercial Trust REIT	38,000	43,837
CapitaLand, Ltd.	54,000	130,463
CapitaMall Trust REIT‡‡	33,000	51,784
ComfortDelGro Corporation, Ltd.‡‡	199,000	285,985
DBS Group Holdings, Ltd.	178,000	2,165,886
Global Logistic Properties, Ltd.‡‡	34,000	73,544
Golden Agri-Resources, Ltd.	99,300	43,715

See Notes to Financial Statements.

	Shares	Value
Hutchison Port Holdings Trust‡‡	95,000	$69,568
Jardine Cycle & Carriage, Ltd.	104,000	3,477,140
Keppel Corporation, Ltd.‡‡	30,700	251,106
Keppel Land, Ltd.‡‡	105,000	276,112
Keppel REIT	913,640	931,418
Olam International, Ltd.‡‡	107,000	137,728
Oversea-Chinese Banking Corporation, Ltd.‡‡	32,000	251,556
SembCorp Industries, Ltd.‡‡	1,063,300	4,136,765
Singapore Airlines, Ltd.	6,000	47,892
Singapore Exchange, Ltd.‡‡	127,000	701,979
Singapore Press Holdings, Ltd.	12,000	39,441
Singapore Technologies Engineering, Ltd.‡‡	26,000	85,648
Singapore Telecommunications, Ltd.‡‡	1,255,700	3,719,153
StarHub, Ltd.‡‡	11,000	36,168
United Overseas Bank, Ltd.	390,417	6,096,796
UOL Group, Ltd.‡‡	9,186	48,561

		23,154,820

South Africa — 0.7%
African Bank Investments, Ltd.Δ	225,839	372,855
Bidvest Group, Ltd.	91,842	2,275,470
Capitec Bank Holdings, Ltd.	7,984	155,883
Coronation Fund Managers, Ltd.	222,770	1,414,243
Discovery, Ltd.	7,357	62,548
Growthpoint Properties, Ltd.	48,500	129,418
Impala Platinum Holdings, Ltd.	27,100	255,232
Imperial Holdings, Ltd.	17,504	371,577
Liberty Holdings, Ltd.	20,934	253,579
MTN Group, Ltd.	38,490	715,891
Naspers, Ltd.	3,899	287,792
Pick’n Pay Holdings, Ltd.	23,527	42,960
Pick’n Pay Stores, Ltd.	148,694	595,976
Redefine Properties, Ltd.*	82,300	87,337
Royal Bafokeng Platinum, Ltd.*	20,766	92,433
Sasol, Ltd.	5,489	238,979
Standard Bank Group, Ltd.	151,711	1,709,588
Woolworths Holdings, Ltd.	122,100	795,869

		9,857,630

South Korea — 2.6%
Celltrion, Inc.Δ	19,467	712,509
Daelim Industrial Co., Ltd.	3,252	245,130
Daum Communications Corporation	5,018	345,867
DGB Financial Group, Inc.	2,400	32,620
Dongbu Insurance Co., Ltd.	3,090	130,311
GS Home Shopping, Inc.	4,413	913,861
Hana Financial Group, Inc.	3	87
Hanwha Corporation	7,030	179,711
Hanwha Life Insurance Co., Ltd.	56,500	325,215
Hyosung Corporation	6,622	340,301
Hyundai Hysco	12,200	364,176
Hyundai Securities Co., Ltd.	6,900	38,324
Hyundai Wia Corporation	4,476	661,648
Kia Motors Corporation	34,969	1,888,406
KIWOOM Securities Co., Ltd.	5,133	247,172

	Shares	Value
Korea Electric Power Corporation*	44,126	$1,014,943
KT Corporation ADR	28,500	442,320
LG Corporation	13,035	721,675
LG Display Co., Ltd.	28,710	685,016
LG Electronics, Inc.	4,686	297,836
LG Uplus Corporation	9,760	102,125
Lotte Shopping Co., Ltd.	2,983	923,932
MegaStudy Co., Ltd.	2,999	161,569
Mirae Asset Securities Co., Ltd.	3,340	121,174
NHN Corporation	8,079	2,051,141
POSCO ADRΔ	6,886	448,141
Samsung Card Co., Ltd.	6,230	211,406
Samsung Electronics Co., Ltd.	11,003	12,860,573
Samsung Fire & Marine Insurance Co., Ltd.	15,792	3,216,031
Samsung Heavy Industries Co., Ltd.	57,010	1,773,961
Shinhan Financial Group Co., Ltd.	109,711	3,597,204
SK Holdings Co., Ltd.	1,576	233,091
SK Innovation Co., Ltd.	350	41,232
SK Telecom Co., Ltd.	7,420	1,364,579
Woori Finance Holdings Co., Ltd.	37,170	341,317

		37,034,604

Spain — 2.9%
Amadeus IT Holding SA‡‡	229,452	7,343,612
Banco Bilbao Vizcaya Argentaria SA‡‡	70,923	596,024
Banco Popular Espanol SAΔ	419,630	1,284,634
Banco Santander SA‡‡	1,215,862	7,780,559
Distribuidora Internacional de Alimentacion SA	156,595	1,182,955
Ebro Foods SA	106,101	2,179,182
Endesa SA‡‡	50,391	1,076,152
Ferrovial SA	31,056	495,807
Gas Natural SDG SA‡‡	50,762	1,022,725
Grifols SA	2,523	92,693
Iberdrola SAΔ‡‡	1,482,910	7,836,550
Inditex SA	40,791	5,031,351
Tecnicas Reunidas SA‡‡	28,835	1,324,483
Telefonica SA	385,267	4,956,587

		42,203,314

Sri Lanka — 0.0%
Dialog Axiata PLC@	2,452,710	161,759

Sweden — 1.9%
Alfa Laval AB	77,624	1,585,496
Atlas Copco AB Class AΔ	214,189	5,162,347
Electrolux AB‡‡	10,514	265,318
Elekta ABΔ	66,553	1,011,510
Hennes & Mauritz AB Class B	104,290	3,431,285
Investment Kinnevik AB Class BΔ	37,719	967,006
Investor AB Class B‡‡	3,383	90,803
Meda AB	133,616	1,512,145
NCC AB Class B‡‡	1,499	34,119
Nordea Bank AB‡‡	125,373	1,400,074
Sandvik ABΔ	125,791	1,502,363
Skandinaviska Enskilda Banken AB	42,548	406,206
SKF AB Class B‡‡	25,094	587,880

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Svenska Cellulosa AB Class B‡‡	85,939	$2,155,241
Svenska Handelsbanken AB Class A	61,149	2,449,901
Swedbank AB Class A	97,700	2,237,775
TeliaSonera AB‡‡	37,643	245,309
Trelleborg AB Class B‡‡	149,595	2,243,463

		27,288,241

Switzerland — 7.5%
ABB, Ltd.Δ	369,065	7,994,670
ABB, Ltd. ADRΔ	32,400	701,784
Actelion, Ltd.‡‡	22,527	1,356,974
Adecco SA‡‡	17,151	976,783
Baloise Holding AG‡‡	4,229	410,742
Cie Financiere Richemont SA	48,369	4,265,580
Coca-Cola HBC AG ADR	47,731	1,115,951
Credit Suisse Group AGΔ	209,274	5,540,346
Dufry AG*	8,000	969,093
Ferrexpo PLC‡‡	62,007	125,898
Geberit AGΔ	7,310	1,810,860
Georg Fischer AG‡‡	952	419,212
Givaudan SA‡‡	537	691,965
Glencore Xstrata PLC‡‡	189,409	784,060
Helvetia Holding AG	1,612	650,536
Julius Baer Group, Ltd.	121,403	4,738,165
Kuehne + Nagel International AGΔ	14,080	1,544,789
Logitech International SA‡‡	182,499	1,257,814
Lonza Group AGΔ	56,755	4,264,429
Nestle SA‡‡	174,231	11,433,108
Novartis AG‡‡	236,458	16,748,450
OC Oerlikon Corporation AG*‡‡	285,572	3,383,285
Roche Holding AG‡‡	54,001	13,402,905
STMicroelectronics NV‡‡	152,734	1,372,590
Sulzer AG‡‡	2,349	375,095
Swatch Group AG (The)	1,706	931,884
Swiss Life Holding AG‡‡	9,221	1,496,773
Swiss Re AG	47,944	3,567,077
Syngenta AGΔ‡‡	11,130	4,340,242
Transocean, Ltd.‡‡	4,575	219,678
Wolseley PLC‡‡	67,521	3,115,407
Zurich Insurance Group AG	32,560	8,439,851

		108,445,996

Taiwan — 2.3%
AU Optronics Corporation	698,000	247,879
Chailease Holding Co., Ltd.	395,000	924,510
Cheng Shin Rubber Industry Co, Ltd.	465,000	1,460,811
Chicony Electronics Co., Ltd.	116,000	301,463
China Motor Corporation	96,000	84,464
China Petrochemical Development Corporation	725	368
Chroma ATE, Inc.	131,573	222,659
CTBC Financial Holding Co., Ltd.	12,000	7,407
Delta Electronics, Inc.	124,000	563,144
Far EasTone Telecommunications Co., Ltd.	73,000	195,648
Feng Hsin Iron & Steel Co.	66,000	116,282
Foxconn Technology Co., Ltd.	150	361
Hon Hai Precision Industry Co., Ltd.	231,700	566,282

	Shares	Value
Innolux Corporation	482,000	$238,008
Lite-On Technology Corporation	220,460	385,355
MediaTek, Inc.	202,719	2,337,064
MStar Semiconductor, Inc.	5,000	35,845
Novatek Microelectronics Corporation, Ltd.	160,000	770,859
President Chain Store Corporation	34,000	222,252
Realtek Semiconductor Corporation	349,460	822,930
Richtek Technology Corporation	52,337	230,993
Siliconware Precision Industries Co. ADRΔ	4,800	30,096
SinoPac Financial Holdings Co., Ltd.	250,678	118,551
Taiwan Cement Corporation	78,000	95,567
Taiwan Cooperative Financial Holding	600	332
Taiwan Semiconductor Manufacturing Co., Ltd.	3,255,011	11,783,453
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	477,936	8,755,788
Teco Electric and Machinery Co., Ltd.	1,541,400	1,534,344
Uni-President Enterprises Corporation	717,270	1,394,279
Walsin Lihwa Corporation	611,000	171,958
Wistron Corporation	500	504

		33,619,456

Thailand — 1.0%
Advanced Info Service PCL NVDR	64,600	584,012
Bangkok Bank PCL NVDRΔ	202,800	1,323,815
Bank of Ayudhya PCL	165,600	188,596
Bank of Ayudhya PCL NVDR	2,421,348	2,753,763
Big C Supercenter PCL NVDR	137,700	822,091
BTS Group Holdings PCL	5,984,400	1,476,081
Central Pattana PCLΔ	1,259,132	1,826,888
Kasikornbank PCL NVDR	90,700	553,748
KCE Electronics PCL	843,600	421,596
Krung Thai Bank PCL NVDRΔ	910,875	591,948
Minor International PCL	1,214,700	971,290
Robinson Department Store PCLΔ	225,000	442,528
Sansiri PCLΔ	8,137,200	818,574
Siam Commercial Bank PCL	144,626	802,053
Siam Commercial Bank PCL NVDRΔ	55,500	305,617
Thai Oil PCL NVDRΔ	83,500	168,365
TMB Bank PCL	4,286,337	309,573

		14,360,538

Turkey — 0.6%
Akfen Holding AS*	87,726	210,380
BIM Birlesik Magazalar AS	32,414	703,049
Coca-Cola Icecek AS	27,055	778,531
TAV Havalimanlari Holding AS	15,728	91,991
Turk Hava Yollari	357,445	1,388,774
Türkiye Garanti Bankasi AS	979,479	4,269,537
Türkiye Halk Bankasi AS	26,967	228,491
Turkiye Vakiflar Bankasi Tao	78,787	196,185

See Notes to Financial Statements.

	Shares	Value
Yapi ve Kredi Bankasi AS	414,149	$941,517

		8,808,455

United Kingdom — 15.5%
3i Group PLC	309,210	1,587,714
Aberdeen Asset Management PLC	242,790	1,412,960
Aggreko PLC	73,294	1,831,957
Alent PLC‡‡	70,755	351,029
AMEC PLC‡‡	199,190	3,046,470
Anglo American PLC	410,737	7,957,786
ARM Holdings PLC‡‡	368,487	4,457,643
Associated British Foods PLC‡‡	16,970	447,673
AstraZeneca PLC‡‡	55,099	2,605,033
Aviva PLC‡‡	446,370	2,300,671
Babcock International Group PLC‡‡	46,176	775,342
BAE Systems PLC‡‡	162,980	949,117
Barclays PLC‡‡	1,904,938	8,112,694
Barratt Developments PLC*‡‡	749,790	3,527,327
BG Group PLC	409,938	6,966,553
BHP Billiton PLC‡‡	175,069	4,463,908
BP PLC‡‡	2,014,501	13,980,614
British Land Co. PLC REIT‡‡	11,811	101,748
Britvic PLC	241,594	1,884,870
BT Group PLC‡‡	386,964	1,816,711
Cairn Energy PLC*	7,744	29,802
Centrica PLC‡‡	484,311	2,649,059
Cobham PLC‡‡	11,978	47,757
Compass Group PLC‡‡	917,822	11,727,616
Daily Mail & General Trust PLC‡‡	23,864	279,511
Dairy Crest Group PLC	271,000	1,872,287
Darty PLC‡‡	45,566	39,970
Drax Group PLC‡‡	21,021	186,546
DS Smith PLC	595,100	2,238,619
easyJet PLC‡‡	6,564	129,383
G4S PLC	563,385	1,986,505
GKN PLC‡‡	821,337	3,759,607
GlaxoSmithKline PLC‡‡	410,437	10,259,441
Hammerson PLC REIT‡‡	6,134	45,482
Hikma Pharmaceuticals PLC	12,389	179,288
Howden Joinery Group PLC	282,300	1,090,070
HSBC Holdings PLC‡‡	1,628,946	16,863,193
IMI PLC‡‡	13,025	245,503
Inchcape PLC‡‡	80,879	615,778
InterContinental Hotels Group PLC‡‡	17,487	480,584
Intu Properties PLC REIT	3,152	14,983
ITV PLC‡‡	772,579	1,647,191
J Sainsbury PLC‡‡	144,927	783,313
John Wood Group PLC‡‡	36,211	446,599
Johnson Matthey PLC‡‡	10,753	429,638
Kazakhmys PLC‡‡	69,101	272,751
Kingfisher PLC‡‡	57,471	299,645
Land Securities Group PLC REIT‡‡	10,536	141,507
Legal & General Group PLC‡‡	648,959	1,691,426
Man Strategic Holdings PLC*‡‡	329,476	416,203
Meggitt PLC	490,424	3,863,920
Mondi PLC‡‡	213,427	2,657,308
National Grid PLC‡‡	740,195	8,390,624
Next PLC‡‡	33,710	2,335,113
Persimmon PLC‡‡	8,890	159,584

	Shares	Value
Premier Oil PLC	261,735	$1,327,716
Provident Financial PLC‡‡	1,710	38,714
Prudential PLC‡‡	458,028	7,476,334
Reckitt Benckiser Group PLC‡‡	40,767	2,883,733
Reed Elsevier PLC‡‡	17,027	193,635
Rexam PLC‡‡	15,190	110,238
Rio Tinto PLC‡‡	96,800	3,936,779
Rolls-Royce Holdings PLC@*‡‡	437,049	7,525,325
Rolls-Royce Holdings PLC +@*‡‡	52,008,831	79,103
Rotork PLC	59,458	2,413,624
RSA Insurance Group PLC‡‡	262,850	476,864
Sage Group PLC (The)‡‡	258,273	1,334,822
Segro PLC REIT	12,232	51,892
Smith & Nephew PLC	144,419	1,617,483
Spirax-Sarco Engineering PLC	47,585	1,950,227
SSE PLC‡‡	20,478	474,224
Standard Chartered PLCΔ	530,490	11,526,307
Standard Life PLC‡‡	432,604	2,276,668
Tate & Lyle PLC‡‡	72,178	905,599
Tesco PLC‡‡	1,587,104	7,992,412
Thomas Cook Group PLC‡‡	616,967	1,207,661
TUI Travel PLC‡‡	67,031	363,429
Tullow Oil PLC‡‡	309,497	4,711,445
Unilever PLC‡‡	167,679	6,788,053
Vesuvius PLC‡‡	102,909	576,604
Vodafone Group PLC‡‡	2,079,214	5,958,393
Whitbread PLC	18,260	849,454
WM Morrison Supermarkets PLC	395,321	1,573,565
WPP PLC‡‡	20,193	345,158

		223,819,087

USA — 0.1%
Cognizant Technology Solutions Corporation Class A*	21,708	1,359,138

Total Foreign Common Stocks
(Cost $1,280,886,572)		1,364,971,195

FOREIGN PREFERRED STOCKS — 0.8%
Australia — 0.0%
ASX Ltd. REIT, 6.79%*‡‡	266	757

Brazil — 0.2%
Braskem SA*	50,600	372,807
Cia Brasileira de Distribuicao Grupo Pao de Acucar	10,815	484,733
Cia Energeticade Sao Paulo, 4.05%	37,600	325,557
Investimentos Itau SA	158,409	586,398
Itau Unibanco Holding SA	28,930	373,658
Lojas Americanas SA, 0.43%	21,000	146,441
Usinas Siderurgicas de Minas Gerais SA*	85,500	285,849

		2,575,443

Chile — 0.0%
Embotelladora Andina SA Class A	38,000	167,543
Embotelladora Andina SA Class B	22,900	132,518

		300,061

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Germany — 0.5%
Henkel AG & Co. KGaA, 1.25%‡‡	24,299	$2,281,901
Porsche Automobil Holding SE	31,651	2,444,159
ProSiebenSat.1 Media AG‡‡	58,787	2,521,377

		7,247,437

South Korea — 0.1%
Samsung Electronics Co., Ltd.	3,046	2,349,009

Total Foreign Preferred Stocks
(Cost $9,735,560)		12,472,707

WARRANTS — 0.0%
KCE Electronics PCL+ (Cost $0)	176,575	—

MONEY MARKET FUNDS — 16.5%
GuideStone Money Market Fund (GS4 Class)¥	92,737,605	92,737,605
Northern Institutional Liquid Assets Portfolio§	144,910,392	144,910,392

Total Money Market Funds
(Cost $237,647,997)		237,647,997

TOTAL INVESTMENTS — 112.0%
(Cost $1,528,270,129)		1,615,091,899

FOREIGN COMMON STOCKS SOLD SHORT — (5.8)%
Australia — (0.5)%
ALS, Ltd.	(84,222)	(733,181)
Aurizon Holdings, Ltd.	(26,535)	(100,794)
Boart Longyear Group	(507,088)	(313,037)
Boral, Ltd.	(67,957)	(260,027)
Cochlear, Ltd.	(9,817)	(550,970)
David Jones, Ltd.	(23,767)	(55,316)
DUET Group	(46,578)	(85,450)
Harvey Norman Holdings, Ltd.	(151,166)	(350,823)
Iluka Resources, Ltd.	(47,600)	(428,978)
Mineral Resources, Ltd.	(26,092)	(196,350)
Monadelphous Group, Ltd.	(1,208)	(17,712)
Mount Gibson Iron, Ltd.	(538,156)	(226,900)
Oil Search, Ltd.	(79,533)	(560,159)
Orica, Ltd.	(18,508)	(348,886)
Origin Energy, Ltd.	(10,533)	(120,702)
Seek, Ltd.	(45,003)	(372,525)
SP AusNet	(151,745)	(162,804)
Spark Infrastructure Group	(176,406)	(279,744)
Toll Holdings, Ltd.	(74,550)	(360,814)
Transurban Group	(91,399)	(564,440)
UGL, Ltd.	(70,944)	(445,536)
Whitehaven Coal, Ltd.	(113,243)	(238,262)

		(6,773,410)

Bermuda — 0.0%
Seadrill, Ltd.	(9,431)	(379,847)

Denmark — (0.3)%
FLSmidth & Co. A/S	(35,453)	(1,610,104)
Novozymes A/S Class B	(90,844)	(2,909,753)

		(4,519,857)

Finland — (0.1)%
Cargotec OYJ Class B	(2,512)	(67,127)
Nokian Renkaat OYJ	(38,678)	(1,573,848)
Stora Enso OYJ Class R	(60,237)	(403,361)

		(2,044,336)

	Shares	Value
France — (0.8)%
Alcatel-Lucent*	(300,620)	$(547,485)
Carrefour SA	(35,881)	(985,526)
Cie de St-Gobain	(11,542)	(467,685)
Eutelsat Communications SA	(14,537)	(412,428)
Faurecia	(33,228)	(735,064)
Hermes International	(750)	(242,075)
Neopost SA	(8,715)	(577,032)
Nexans SA	(35,041)	(1,662,739)
Peugeot SA	(73,000)	(602,099)
Vallourec SA	(63,789)	(3,237,052)
Veolia Environnement SA	(190,246)	(2,172,063)

		(11,641,248)

Germany — (0.7)%
Aixtron SE	(109,659)	(1,839,790)
Commerzbank AG*	(115,299)	(1,001,625)
Dialog Semiconductor PLC*	(83,001)	(1,036,457)
Fraport AG Frankfurt Airport Services Worldwide	(8,899)	(537,744)
Infineon Technologies AG	(127,000)	(1,063,101)
K+S AG	(23,895)	(883,086)
Sky Deutschland AG*	(344,241)	(2,391,029)
Stada Arzneimittel AG	(16,481)	(708,366)

		(9,461,198)

Italy — (0.5)%
A2A SpA	(3,593,403)	(2,671,300)
Enel Green Power SpA	(653,735)	(1,356,737)
Mediaset SpA	(654,233)	(2,464,309)
Pirelli & C. SpA	(69,688)	(805,599)

		(7,297,945)

Japan — (1.3)%
ABC-Mart, Inc.	(1,200)	(46,771)
Acom Co., Ltd.	(13,880)	(441,560)
Advantest Corporation	(15,700)	(258,686)
AEON Financial Service Co., Ltd.	(5,800)	(164,299)
Alps Electric Co., Ltd.	(20,300)	(151,422)
Asics Corporation	(15,700)	(247,426)
Capcom Co., Ltd.	(5,400)	(87,105)
Credit Saison Co., Ltd.	(2,000)	(50,254)
Daikin Industries, Ltd.	(1,600)	(64,672)
Dainippon Screen Manufacturing Co., Ltd.	(134,000)	(707,892)
Disco Corporation	(17,600)	(1,213,923)
GS Yuasa Corporation	(130,000)	(540,978)
Hitachi Metals, Ltd.	(94,000)	(1,052,862)
Kakaku.com, Inc.	(30,300)	(925,275)
Kansai Paint Co., Ltd.	(20,000)	(255,303)
Kobe Steel, Ltd.	(141,000)	(174,371)
Makita Corporation	(3,000)	(161,287)
Minebea Co., Ltd.	(108,000)	(392,884)
Mitsubishi Gas Chemical Co., Inc.	(55,000)	(403,237)
Mitsui OSK Lines, Ltd.	(84,000)	(326,435)
Murata Manufacturing Co. Ltd.	(9,900)	(753,043)
Nabtesco Corporation	(33,100)	(687,247)
Nachi-Fujikoshi Corporation	(199,000)	(892,595)
NGK Insulators, Ltd.	(25,000)	(308,939)
Nidec Corporation	(18,700)	(1,308,293)
Nippon Sheet Glass Co., Ltd.	(585,000)	(547,148)
NOK Corporation	(10,100)	(160,132)
NTN Corporation	(396,000)	(1,219,522)

See Notes to Financial Statements.

	Shares	Value
OSAKA Titanium Technologies Co.	(31,100)	$(554,622)
Rakuten, Inc.	(138,400)	(1,636,578)
Rinnai Corporation	(4,700)	(334,196)
Shikoku Electric Power Co., Inc.	(37,400)	(675,374)
SMC Corporation	(1,000)	(200,476)
Start Today Co., Ltd.	(46,200)	(904,669)
Terumo Corporation	(11,500)	(571,629)
Toho Titanium Co., Ltd.	(3,900)	(29,301)
Yamada Denki Co., Ltd.	(11,870)	(480,608)
Yamaha Motor Co., Ltd.	(16,400)	(212,412)
Yaskawa Electric Corporation	(13,000)	(157,776)

		(19,301,202)

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	(8,768)	(293,164)

Netherlands — (0.5)%
ASML Holding NV	(29,000)	(2,289,270)
Fugro NV	(18,529)	(1,006,793)
Koninklijke KPN NV	(866,000)	(1,796,765)
Royal Imtech NV	(47,647)	(350,729)
TNT Express NV	(148,087)	(1,109,509)

		(6,553,066)

Norway — (0.1)%
Storebrand ASA	(312,005)	(1,506,282)

Spain — (0.1)%
Indra Sistemas SA	(32,625)	(421,395)
Telefonica SA	(29,183)	(375,449)

		(796,844)

Sweden — 0.0%
SSAB AB	(63,289)	(377,990)

Switzerland — (0.2)%
Clariant AG	(59,902)	(844,403)
Credit Suisse Group AG	(41,343)	(1,094,518)
Kuehne + Nagel International AG	(7,907)	(867,517)

		(2,806,438)

United Kingdom — (0.7)%
Admiral Group PLC	(64,001)	(1,289,241)
Aggreko PLC	(50,949)	(1,273,452)
Anglo American PLC	(42,000)	(809,371)
Capita PLC	(109,503)	(1,609,595)
Eurasian Natural Resources Corporation PLC	(341,057)	(1,063,213)
Invensys PLC	(36,543)	(228,833)
Lonmin PLC	(181,187)	(702,432)
Michael Page International PLC	(61,047)	(345,309)
Rolls-Royce Holdings PLC Class C+	(42,669)	—
Vedanta Resources PLC	(95,047)	(1,477,317)
Weir Group PLC (The)	(52,176)	(1,706,105)

		(10,504,868)

Total Foreign Common Stocks Sold Short
(Cost $(82,366,437))		(84,257,695)

Liabilities in Excess of Other
Assets — (6.2)%		(89,023,833)

NET ASSETS — 100.0%		$1,441,810,371

PORTFOLIO SUMMARY (based on net assets)

	%
Financial Services	21.9
Money Market Funds	16.5
Consumer Discretionary	14.3
Producer Durables	11.1
Materials & Processing	10.4
Technology	10.2
Futures Contracts	9.3
Healthcare	8.0
Energy	6.4
Consumer Staples	6.1
Utilities	6.0
Forward Foreign Currency Contracts	1.2
Foreign Preferred Stocks	0.8
Other Energy	0.2
Auto & Transportation	0.1
Warrants	—	**
Securities Sold Short	(5.8)

	116.7

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at June 30, 2013:

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swap
Turkish Equity Index Swap	09/18/13	GSC	TRL	$(1,100,634)	$(25,137)	$—	$(25,137)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks	$1,364,971,195	$140,831,120	$1,223,497,166	$642,909
Foreign Preferred Stocks	12,472,707	2,876,261	9,596,446	—
Money Market Funds	237,647,997	237,647,997	—	—
Warrants	—	—	—	—

Total Assets — Investments in Securities	$1,615,091,899	$381,355,378	$1,233,093,612	$642,909

Other Financial Instruments***
Forward Foreign Currency Contracts	$751,879	$—	$751,879	$—

Total Assets — Other Financial Instruments	$751,879	$—	$751,879	$—

Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short	$(84,257,695)	$(606,201)	$(83,651,494)	$—

Total Liabilities — Investments in Securities	$(84,257,695)	$(606,201)	$(83,651,494)	$—

Other Financial Instruments***
Futures Contracts	$(2,604,125)	$(2,604,125)	$—	$—
Swap Agreements	(25,137)	—	(25,137)	—

Total Liabilities — Other Financial Instruments	$(2,629,262)	$(2,604,125)	$(25,137)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

LEVEL 1-2 TRANSFERS

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2012 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of June 30, 2013 is $9,163,323.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were being valued based on quoted prices at December 31, 2012 that are now being fair valued. The value of the securities that were transferred to Level 2 as of June 30, 2013 is $12,820,995.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending June 30, 2013.

See Notes to Financial Statements.

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2013 (Unaudited)

	Defensive Market Strategies Fund	Equity Index Fund
Assets
Investments in securities of unaffiliated issuers, at value	$472,745,701	$312,696,615
Investments in securities of affiliated issuers, at value	54,906,211	12,083,035

Total investments(1)(2)	527,651,912	324,779,650
Cash	—	—
Cash collateral for derivatives	1,923,000	396,000
Deposits with broker for securities sold short	54,581,816	—
Foreign currency(3)	3,145	—
Receivables:
Dividends and reclaims	563,376	305,023
Interest	735,411	—
Securities lending	15,728	3,064
Investment securities sold	14,624,703	34,288
Fund shares sold	142,826	3,433,042
Variation margin on financial futures contracts	—	—
Unrealized appreciation on foreign currency exchange contracts	10,399	—
Prepaid expenses and other assets	9,153	16,468

Total Assets	600,261,469	328,967,535

Liabilities
Cash overdraft	7,008	—
Securities sold short, at value(4)	37,738,640	—
Options written at value(5)	44,500	—
Unrealized depreciation on foreign currency exchange contracts	724	—
Unrealized depreciation on swap agreements	—	—
Collateral held for securities on loan at value	82,224,036	28,369,087
Collateral held for derivatives	—	—
Payables:
Investment securities purchased	16,856,489	58,010
Dividends on short sales	49,760	—
Fund shares redeemed	11,178,487	34,106
Variation margin on financial futures contracts	147,825	56,766
Securities lending	3,457	674
Deferred foreign capital gains taxes	—	—
Accrued expenses:
Investment advisory fees	311,615	16,859
Shareholder servicing fees	72,804	48,060
Other expenses	165,699	126,337

Total Liabilities	148,801,044	28,709,899

Net Assets	$451,460,425	$300,257,636

Net Assets Consist of:
Paid-in-capital	$401,866,221	$213,926,550
Undistributed (distributions in excess of) net investment income	207,516	60,871
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency translations and derivative transactions	12,376,275	(4,907,690)
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	37,010,413	91,177,905

Net Assets	$451,460,425	$300,257,636

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$91,540,688	$57,044,475

GS2 shares outstanding	8,003,131	7,471,250

Net asset value, offering and redemption price per GS2 share	$11.44	$7.64

Net assets applicable to the GS4 Class	$359,919,737	$243,213,161

GS4 shares outstanding	31,484,702	13,421,756

Net asset value, offering and redemption price per GS4 share	$11.43	$18.12

(1)	Investments in securities of unaffiliated issuers, at cost	$435,462,951	$221,326,073
	Investments in securities of affiliated issuers, at cost	54,906,211	12,083,035

	Total investments at cost	$490,369,162	$233,409,108

(2)	Includes securities loaned of:	$79,845,258	$27,729,909

(3)	Foreign currency at cost	$3,147	$—

(4)	Proceeds from securities sold short	$38,127,830	$—

(5)	Premiums received on options written	$45,899	$—

(6)	Net of $(59,414) accrued foreign capital gains taxes on appreciated securities

See Notes to Financial Statements.

Real Estate Securities Fund	Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund

$255,544,512	$1,372,380,126	$1,454,739,948	$640,092,685	$1,522,354,294
5,499,195	46,239,805	79,371,395	30,455,033	92,737,605

261,043,707	1,418,619,931	1,534,111,343	670,547,718	1,615,091,899
—	518,023	44,015	14,584	110,104
256,250	1,852,000	3,567,000	1,394,000	13,488,397
—	—	—	—	9,651,857
—	—	—	95,576	15,061,240

618,318	1,337,904	554,102	290,259	6,415,994
—	—	—	328,530	—
5,467	13,243	34,190	35,988	62,950
6,876,970	84,431,691	30,615,010	16,061,830	2,795,788
26,288,915	36,209	37,248	112,454	16,097,294
—	—	—	8,932	1,263,263
—	—	—	22,697	4,379,997
10,885	23,941	25,453	18,756	25,108

295,100,512	1,506,832,942	1,568,988,361	688,931,324	1,684,443,891

—	—	—	—
—	—	—	—	84,257,695
—	—	—	15,312	—
—	—	—	2,703	3,628,118
—	—	—	—	25,137
53,411,864	124,502,163	202,697,903	153,219,311	144,910,392
—	—	—	—	340,000

5,920,539	37,379,163	11,247,955	19,430,744	1,943,348
—	—	—	—	211,541
1,835,467	57,060,890	47,305,939	13,154,344	4,813,302
15,660	152,584	209,787	151,516	774,173
1,203	2,913	7,521	7,909	13,847
—	—	—	—	77,654

119,082	689,816	870,112	334,306	915,457
41,426	215,751	223,910	85,945	231,595
44,550	80,115	80,124	95,734	491,261

61,389,791	220,083,395	262,643,251	186,497,824	242,633,520

$233,710,721	$1,286,749,547	$1,306,345,110	$502,433,500	$1,441,810,371

$207,096,382	$1,110,787,573	$940,110,056	$381,067,991	$1,493,951,463
449,984	188,154	(861,847)	164,447	16,777,665

14,217,629	(54,228,217)	107,570,785	63,085,628	(151,617,525)

11,946,726	230,002,037	259,526,116	58,115,434	82,698,768

$233,710,721	$1,286,749,547	$1,306,345,110	$502,433,500	$1,441,810,371

N/A	$248,970,014	$219,405,620	$77,162,270	$278,851,283

N/A	27,301,663	16,663,152	6,535,271	27,975,277

N/A	$9.12	$13.17	$11.81	$9.97

$233,710,721	$1,037,779,533	$1,086,939,490	$425,271,230	$1,162,959,088

21,313,099	55,543,302	49,193,427	23,225,569	88,970,448

$10.97	$18.68	$22.10	$18.31	$13.07

$243,547,172	$1,142,242,211	$1,194,939,215	$581,759,316	$1,435,532,524
5,499,195	46,239,805	79,371,395	30,455,033	92,737,605

$249,046,367	$1,188,482,016	$1,274,310,610	$612,214,349	$1,528,270,129

$51,855,761	$117,826,195	$198,167,393	$142,561,806	$147,957,161

$—	$—	$—	$94,929	$15,275,755

$—	$—	$—	$—	$82,366,437

$—	$—	$—	$7,951	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2013 (Unaudited)

	Defensive Market Strategies Fund	Equity Index Fund
Investment Income
Dividends	$3,728,887	$2,849,176
Income distributions received from affiliated funds	1,512	511
Interest	1,360,082	109
Securities lending	92,386	20,314
Less foreign taxes withheld	(18,352)	(1,032)

Total Investment Income	5,164,515	2,869,078

Expenses
Investment advisory fees	1,848,483	216,231
Transfer agent fees:
GS2 shares	1,855	1,868
GS4 shares	9,026	12,470
Custodian fees	98,089	9,897
Shareholder servicing fees:
GS4 shares	415,497	276,132
Accounting and administration fees	77,952	41,188
Professional fees	30,150	28,885
Blue sky fees:
GS2 shares	892	3,222
GS4 shares	9,041	6,052
Shareholder reporting fees:
GS2 shares	160	157
GS4 shares	1,720	7,755
Trustee expenses	1,958	1,293
Line of credit facility fees	2,103	1,384
Other expenses	175,178	7,569

Total Expenses	2,672,104	614,103
Dividends and interest on securities sold short	255,187	—
Expenses waived/reimbursed net of amount recaptured(1)	(57,031)	(118,427)
Fees paid indirectly	—	—

Net expenses	2,870,260	495,676

Net Investment Income (Loss)	2,294,255	2,373,402

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	22,458,109	808,507
Investment securities sold short	(7,587,796)	—
Futures transactions	3,527,925	1,458,996
Swap agreements	—	—
Option contracts written	11,941	—
Option contracts purchased	(167,479)	—
Foreign currency transactions	226,958	—

Net realized gain	18,469,658	2,267,503

Net change in unrealized appreciation (depreciation) on:
Investment securities (net of estimated capital gains taxes of $132,807 for International Equity)	14,807,610	30,572,023
Investment securities sold short	1,117,694	—
Futures	(778,310)	(229,132)
Swap agreements	—	—
Option contracts written	1,399	—
Option contracts purchased	20,582	—
Foreign currency translation	(7,478)	—

Net change in unrealized appreciation	15,161,497	30,342,891

Net Realized and Unrealized Gain (Loss)	33,631,155	32,610,394

Net Increase (Decrease) in Net Assets Resulting from Operations	$35,925,410	$34,983,796

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Real Estate Securities Fund	Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund

$2,781,786	$14,782,349	$5,769,483	$1,777,608	$29,685,009
392	1,659	2,997	1,188	4,731
—	913	—	745,126	—
24,308	93,209	170,361	267,498	601,388
—	(74,936)	(81,264)	(173)	(2,516,819)

2,806,486	14,803,194	5,861,577	2,791,247	27,774,309

736,558	4,020,960	5,525,948	1,992,111	6,849,725

—	1,960	1,933	1,981	2,006
12,212	13,503	13,683	14,264	14,846
18,647	25,337	44,053	68,883	526,969

253,915	1,237,822	1,318,326	499,532	1,409,938
24,810	138,009	141,931	93,636	339,346
28,885	28,885	28,885	31,437	30,799

—	3,222	3,222	3,222	3,222
9,025	6,451	6,586	6,723	6,446

—	323	276	350	404
7,632	9,846	9,924	10,860	11,595
948	5,913	6,254	2,305	6,799
1,018	6,320	6,685	2,461	7,298
5,664	16,587	18,628	11,891	355,388

1,099,314	5,515,138	7,126,334	2,739,656	9,564,781
—	—	—	—	1,602,944
(9,677)	(38,951)	(381,951)	(27,730)	(1,166,369)
—	(21,681)	(21,824)	(33,293)	(24,022)

1,089,637	5,454,506	6,722,559	2,678,633	9,977,334

1,716,849	9,348,688	(860,982)	112,614	17,796,975

15,132,090	65,641,044	117,086,966	39,683,414	12,121,755
—	—	—	—	(1,867,829)
1,224,234	3,915,918	8,479,331	19,951,998	5,494,461
—	—	—	—	(45,501)
—	—	—	13,888	—
—	—	—	(21,566)	—
—	—	(4,105)	71,576	2,611,166

16,356,324	69,556,962	125,562,192	59,699,310	18,314,052

(8,461,115)	113,867,302	8,186,076	8,202,591	(28,883,451)
—	—	—	—	422,345
(141,375)	(241,341)	(440,641)	(1,414,498)	(4,037,274)
—	—	—	—	(25,137)
—	—	—	(14,803)	—
—	—	—	4,407	—
—	—	1,610	40,852	(3,593,993)

(8,602,490)	113,625,961	7,747,045	6,818,549	(36,117,510)

7,753,834	183,182,923	133,309,237	66,517,859	(17,803,458)

$9,470,683	$192,531,611	$132,448,255	$66,630,473	$(6,483)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Defensive Market Strategies Fund
	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12
	(Unaudited)
Operations:
Net investment income	$2,294,255	$5,323,718
Net realized gain on investment securities, foreign currency transactions and derivative transactions	18,469,658	10,591,923
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	15,161,497	12,885,168

Net increase in net assets resulting from operations	35,925,410	28,800,809

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(495,541)	(1,340,492)
GS4 shares	(1,589,022)	(4,192,927)
Distributions from net realized capital gains
GS2 shares	(422,009)	(2,470,784)
GS4 shares	(1,688,136)	(9,083,204)

Total dividends and distributions	(4,194,708)	(17,087,407)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	4,993,027	15,153,959
GS4 shares	36,052,339	57,511,353
Reinvestment of dividends and distributions
GS2 shares	916,568	3,807,041
GS4 shares	3,277,136	13,276,131

Total proceeds from shares sold and reinvested	45,239,070	89,748,484

Value of shares redeemed
GS2 shares	(6,501,146)	(10,919,229)
GS4 shares	(18,993,133)	(5,602,873)

Total value of shares redeemed	(25,494,279)	(16,522,102)

Net increase (decrease) from capital share transactions(1)	19,744,791	73,226,382

Total increase in net assets	51,475,493	84,939,784

Net Assets:
Beginning of Period	399,984,932	315,045,148

End of Period*	$451,460,425	$399,984,932

*Including undistributed net investment income	$207,516	$(2,176)

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Equity Index Fund		Real Estate Securities Fund		Value Equity Fund
For the Six Months Ended 06/30/13	For the Year Ended 12/31/12	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12
(Unaudited)		(Unaudited)		(Unaudited)

$2,373,402	$4,459,095	$1,716,849	$2,837,011	$9,348,688	$19,356,667

2,267,503	3,524,631	16,356,324	21,121,145	69,556,962	28,714,675

30,342,891	26,719,460	(8,602,490)	2,192,568	113,625,961	128,975,407

34,983,796	34,703,186	9,470,683	26,150,724	192,531,611	177,046,749

(851,419)	(1,571,769)	—	—	(5,835,380)	(6,831,856)
(1,464,929)	(2,883,760)	(1,735,241)	(2,553,245)	(11,020,081)	(12,514,527)

(171,385)	(1,164,145)	—	—	—	—
(330,106)	(2,337,106)	(1,057,058)	—	—	—

(2,817,839)	(7,956,780)	(2,792,299)	(2,553,245)	(16,855,461)	(19,346,383)

5,634,613	9,096,280	—	—	15,840,445	9,537,724
18,833,161	23,839,386	58,488,810	48,804,620	41,197,008	45,285,927

1,021,645	2,732,297	—	—	5,830,693	6,825,833
1,794,919	5,219,194	2,791,863	2,553,036	11,018,803	12,513,223

27,284,338	40,887,157	61,280,673	51,357,656	73,886,949	74,162,707

(2,097,862)	(4,607,900)	—	—	(19,258,222)	(28,255,572)
(12,357,478)	(27,559,476)	(25,396,507)	(34,033,826)	(92,176,848)	(108,252,456)

(14,455,340)	(32,167,376)	(25,396,507)	(34,033,826)	(111,435,070)	(136,508,028)

12,828,998	8,719,781	35,884,166	17,323,830	(37,548,121)	(62,345,321)

44,994,955	35,466,187	42,562,550	40,921,309	138,128,029	95,355,045

255,262,681	219,796,494	191,148,171	150,226,862	1,148,621,518	1,053,266,473

$300,257,636	$255,262,681	$233,710,721	$191,148,171	$1,286,749,547	$1,148,621,518

$60,871	$3,817	$449,984	$468,376	$188,154	$7,694,927

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Equity Fund
	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12
	(Unaudited)
Operations:
Net investment income (loss)	$(860,982)	$2,147,545
Net realized gain (loss) on investment securities, foreign currency transactions and derivative transactions	125,562,192	124,715,096
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	7,747,045	61,890,168

Net increase (decrease) in net assets resulting from operations	132,448,255	188,752,809

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	—	(997,169)
GS4 shares	—	(1,161,213)
Distributions from net realized capital gains
GS2 shares	(5,924,432)	(22,360,470)
GS4 shares	(17,770,300)	(72,908,150)

Total dividends and distributions	(23,694,732)	(97,427,002)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	11,703,793	8,038,745
GS4 shares	25,736,274	62,823,460
Reinvestment of dividends and distributions
GS2 shares	5,920,826	23,338,265
GS4 shares	17,770,193	74,068,713

Total proceeds from shares sold and reinvested	61,131,086	168,269,183

Value of shares redeemed
GS2 shares	(12,630,242)	(25,997,419)
GS4 shares	(72,172,657)	(112,712,284)

Total value of shares redeemed	(84,802,899)	(138,709,703)

Net increase (decrease) from capital share transactions(1)	(23,671,813)	29,559,480

Total increase in net assets	85,081,710	120,885,287

Net Assets:
Beginning of Period	1,221,263,400	1,100,378,113

End of Period*	$1,306,345,110	$1,221,263,400

*Including undistributed (distributions in excess of) net investment income	$(861,847)	$(865)

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Small Cap Equity Fund		International Equity Fund
For the Six Months Ended 06/30/13	For the Year Ended 12/31/12	For the Six Months Ended 06/30/13	For the Year Ended 12/31/12
(Unaudited)		(Unaudited)

$112,614	$2,734,679	$17,796,975	$21,715,795

59,699,310	42,096,483	18,314,052	(7,086,651)

6,818,549	16,481,702	(36,117,510)	193,119,661

66,630,473	61,312,864	(6,483)	207,748,805

—	(824,580)	—	(5,831,914)
—	(2,228,182)	13	(16,637,904)

—	(4,730,877)	—	—
—	(17,549,897)	—	—

—	(25,333,536)	13	(22,469,818)

4,404,711	3,532,639	16,481,335	22,643,677
23,567,920	26,607,000	47,005,563	98,709,445

—	5,551,218	—	5,830,084
—	19,776,480	(13)	16,637,209

27,972,631	55,467,337	63,486,885	143,820,415

(5,233,904)	(9,202,703)	(7,810,276)	(15,820,816)
(31,759,200)	(55,335,902)	(40,296,235)	(65,824,409)

(36,993,104)	(64,538,605)	(48,106,511)	(81,645,225)

(9,020,473)	(9,071,268)	15,380,374	62,175,190

57,610,000	26,908,060	15,373,904	247,454,177

444,823,500	417,915,440	1,426,436,467	1,178,982,290

$502,433,500	$444,823,500	$1,441,810,371	$1,426,436,467

$164,447	$51,833	$16,777,665	$(1,019,310)

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated													Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net		Expenses, Gross(1)	Investment Income/ (Loss), Net(2)	Portfolio Turnover Rate
Defensive Market Strategies Fund
GS2 Class
2013(3)	$10.61	$0.07	#	$0.87		$(0.06)	$(0.05)	$—		$11.44	8.92%	$91,541	0.99	%(4)	1.14%	1.26%	116%
2012	10.20	0.18	#	0.73	(5)	(0.18)	(0.32)	—		10.61	8.93	85,347	0.99	(4)	1.12	1.67	304
2011(6)	10.00	0.04	#	0.21	(5)	(0.04)	(0.01)	—		10.20	2.51	74,516	0.99	(4)	1.10	1.11	120
GS4 Class
2013(3)	$10.60	$0.06	#	$0.87		$(0.05)	$(0.05)	$—		$11.43	8.81%	$359,920	1.25	%(4)	1.39%	1.00%	116%
2012	10.20	0.15	#	0.72	(5)	(0.15)	(0.32)	—		10.60	8.57	314,638	1.25	(4)	1.37	1.42	304
2011(6)	10.00	0.03	#	0.21	(5)	(0.03)	(0.01)	—		10.20	2.43	240,529	1.25	(4)	1.35	0.86	120
Equity Index Fund
GS2 Class
2013(3)	$6.85	$0.07	#	$0.86		$(0.12)	$(0.02)	$—		$7.64	13.72%	$57,044	0.23%		0.24%	1.81%	1%
2012	6.29	0.13	#	0.86	(5)	(0.25)	(0.18)	—		6.85	15.92	47,071	0.23		0.24	1.95	3
2011	8.63	0.15	#	0.04	(5)	(0.31)	(2.22)	—		6.29	3.00	36,721	0.23		0.24	1.71	4
2010	7.77	0.14	#	0.97		(0.25)	—	—		8.63	14.57	71,093	0.22		0.22	1.77	5
2009	6.36	0.14	#	1.49		(0.22)	—	—		7.77	26.38	65,217	0.22		0.24	2.05	4
2008	10.57	0.18	#	(4.06)		(0.24)	(0.09)	—		6.36	(37.32)	49,472	0.21		0.22	2.11	5
GS4 Class
2013(3)	$16.07	$0.15	#	$2.03		$(0.11)	$(0.02)	$—		$18.12	13.61%	$243,213	0.38%		0.48%	1.66%	1%
2012	14.24	0.28	#	1.95	(5)	(0.22)	(0.18)	—		16.07	15.76	208,192	0.38		0.49	1.79	3
2011	16.36	0.26	#	0.12	(5)	(0.28)	(2.22)	—		14.24	2.75	183,076	0.38		0.47	1.57	4
2010	14.51	0.24	#	1.84		(0.23)	—	—		16.36	14.45	335,859	0.37		0.41	1.60	5
2009	11.70	0.24	#	2.77		(0.20)	—	—		14.51	26.14	321,486	0.37		0.43	1.90	4
2008	19.07	0.31	#	(7.37)		(0.22)	(0.09)	—		11.70	(37.37)	247,077	0.37		0.42	1.95	5
Real Estate Securities Fund
GS4 Class
2013(3)	$10.60	$0.09	#	$0.43		$(0.09)	$(0.06)	$—		$10.97	4.94%	$233,711	1.03%		1.04%	1.62%	57%
2012	9.18	0.17	#	1.40	(5)	(0.15)	—	—		10.60	17.09	191,148	1.05		1.06	1.62	95
2011	8.52	0.08	#	0.65	(5)	(0.07)	—	—		9.18	8.51	150,227	1.14		1.14	0.85	90
2010	6.74	0.11	#	1.82		(0.15)	—	—		8.52	28.80	141,900	1.19		1.19	1.41	105
2009	5.25	0.12	#	1.49		(0.12)	—	—	†	6.74	31.21	121,533	1.27		1.28	2.29	128
2008	9.04	0.18	#	(3.80)		(0.16)	—	(0.01)		5.25	(40.35)	80,579	1.26		1.25	2.21	94

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown. The ratio for the Defensive Market Strategies Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.04%, 0.05% and 0.12% for the years 2011, 2012 and the six months ended June 30, 2013, respectively.
(2)	The ratio includes expenses waived (reimbursed net of amount recaptured) and fees paid indirectly, where applicable; if expenses waived (reimbursed net of amount recaptured) and fees paid indirectly were excluded, the ratio would have been lower (higher) than the ratio shown.
(3)	For the six months ended June 30, 2013. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	The ratio excludes the effect of expense offsets for fees paid indirectly; if expense offsets were included, the ratio would have been lower than the ratio shown. The ratio for the Defensive Market Strategies Fund excludes the effect of dividend expense on securities sold short.
(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(6)	Inception date was September 1, 2011. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net		Expenses, Gross(1)	Investment Income/ (Loss), Net(2)	Portfolio Turnover Rate
Value Equity Fund
GS2 Class
2013(3)	$7.99	$0.07	#	$1.27		$(0.21)	$—	$—	$9.12	16.82%	$248,970	0.66	%(4)	0.67%	1.67%	25%
2012	7.03	0.15	#	1.06	(5)	(0.25)	—	—	7.99	17.47	215,512	0.67	(4)	0.68	1.90	27
2011	7.18	0.12	#	(0.07	)(5)	(0.20)	—	—	7.03	0.57	200,308	0.67	(4)	0.68	1.62	35
2010	6.46	0.10	#	0.78		(0.16)	—	—	7.18	14.01	231,079	0.67		0.68	1.52	36
2009	5.52	0.11	#	1.02		(0.19)	—	—	6.46	21.35	181,123	0.68		0.69	2.06	32
2008	9.10	0.17	#	(3.46)		(0.22)	(0.07)	—	5.52	(36.81)	143,506	0.66	(4)	0.67	2.29	52
GS4 Class
2013(3)	$16.18	$0.13	#	$2.56		$(0.19)	—	—	$18.68	16.65%	$1,037,780	0.90	%(4)	0.91%	1.42%	25%
2012	14.00	0.25	#	2.14	(5)	(0.21)	—	—	16.18	17.20	933,110	0.92	(4)	0.92	1.66	27
2011	14.12	0.20	#	(0.16	)(5)	(0.16)	—	—	14.00	0.27	852,958	0.90	(4)	0.91	1.39	35
2010	12.54	0.17	#	1.56		(0.15)	—	—	14.12	13.96	958,211	0.85	(4)	0.87	1.35	36
2009	10.53	0.20	#	1.98		(0.17)	—	—	12.54	21.16	1,001,814	0.85	(4)	0.88	1.89	32
2008	17.03	0.30	#	(6.54)		(0.19)	(0.07)	—	10.53	(36.95)	844,459	0.85	(4)	0.86	2.09	52
Growth Equity Fund
GS2 Class
2013(3)	$12.19	$—	†#	$1.33		$—	$(0.35)	$—	$13.17	10.98%	$219,406	0.84	%(4)	0.88%	0.05%	55%
2012	11.76	0.04	#	2.00	(5)	(0.06)	(1.55)	—	12.19	17.39	198,329	0.87	(4)	0.89	0.33	67
2011	11.91	—	†#	(0.15	)(5)	—	—	—	11.76	(1.26)	184,418	0.88	(4)	0.89	0.02	60
2010	10.00	—	†	1.91		— †	—	—	11.91	19.13	215,863	0.88	(4)	0.89	0.06	63
2009	7.26	0.02		2.74		(0.02)	—	—	10.00	38.14	196,026	0.88	(4)	0.89	0.22	78
2008	12.76	0.03		(5.49)		(0.04)	—	—	7.26	(42.84)	141,138	0.87	(4)	0.87	0.26	99
GS4 Class
2013(3)	$20.26	$(0.02	)#	$2.21		$—	$(0.35)	$—	$22.10	10.80%	$1,086,939	1.06	%(4)	1.12%	(0.17)%	55%
2012	18.63	0.03	#	3.17	(5)	(0.02)	(1.55)	—	20.26	17.21	1,022,934	1.06	(4)	1.13	0.15	67
2011	18.90	(0.02	)#	(0.25	)(5)	—	—	—	18.63	(1.43)	915,960	1.03	(4)	1.11	(0.13)	60
2010	15.88	(0.01)		3.03		— †	—	—	18.90	19.03	1,044,060	0.97	(4)	1.08	(0.04)	63
2009	11.52	0.01		4.36		(0.01)	—	—	15.88	37.99	1,067,654	0.97	(4)	1.09	0.13	78
2008	20.22	0.02		(8.70)		(0.02)	—	—	11.52	(42.92)	817,315	0.97	(4)	1.06	0.16	99
Small Cap Equity Fund
GS2 Class
2013(3)	$10.27	$0.01	#	$1.53		$—	$—	$—	$11.81	15.00%	$77,162	0.89	%(4)	0.91%	0.25%	95%
2012	9.70	0.08	#	1.40	(5)	(0.13)	(0.78)	—	10.27	15.25	67,723	1.01	(4)	1.02	0.79	128
2011	9.61	0.03	#	0.11	(5)	(0.05)	—	—	9.70	1.40	63,903	1.01	(4)	1.03	0.27	165
2010	7.57	0.03	#	2.06		(0.05)	—	—	9.61	27.64	74,424	1.00	(4)	1.02	0.42	177
2009	5.94	0.03	#	1.64		(0.04)	—	—	7.57	28.12	64,033	1.04	(4)	1.05	0.44	130
2008	9.60	0.05	#	(3.61)		(0.08)	—	(0.02)	5.94	(37.05)	48,159	1.03	(4)	1.04	0.66	147
GS4 Class
2013(3)	$15.94	$—	†#	$2.37		$—	$—	$—	$18.31	14.87%	$425,271	1.13	%(4)	1.15%	0.01%	95%
2012	14.62	0.09	#	2.10	(5)	(0.09)	(0.78)	—	15.94	15.02	377,101	1.21	(4)	1.27	0.59	128
2011	14.46	0.01	#	0.17	(5)	(0.02)	—	—	14.62	1.22	354,013	1.19	(4)	1.26	0.10	165
2010	11.37	0.03	#	3.09		(0.03)	—	—	14.46	27.47	400,072	1.15	(4)	1.21	0.27	177
2009	8.91	0.03	#	2.46		(0.03)	—	—	11.37	27.93	356,043	1.15	(4)	1.25	0.33	130
2008	14.31	0.07	#	(5.39)		(0.06)	—	(0.02)	8.91	(37.19)	272,588	1.15	(4)	1.24	0.55	147

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(2)	The ratio includes expenses waived (reimbursed net of amount recaptured) and fees paid indirectly, where applicable; if expenses waived (reimbursed net of amount recaptured) and fees paid indirectly were excluded, the ratio would have been lower (higher) than the ratio shown.
(3)	For the six months ended June 30, 2013. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	The ratio excludes the effect of expense offsets for fees paid indirectly; if expense offsets were included, the ratio would have been lower than the ratio shown.
(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated													Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains		Excess Distribution/ Return of Capital	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net		Expenses, Gross(1)	Investment Income/ (Loss), Net(2)	Portfolio Turnover Rate
International Equity Fund
GS2 Class
2013(3)	$9.96	$0.13	#	$(0.12)		$—	$—		$—	$9.97	0.10%	$278,851	0.96	%(4)	1.34%	2.65%	20%
2012	8.67	0.18	#	1.33	(5)	(0.22)	—		—	9.96	17.43	270,130	0.95	(4)	1.32	1.89	53
2011	10.35	0.22	#	(1.66	)(5)	(0.24)	—		—	8.67	(13.86)	223,677	0.94	(4)	1.22	2.17	82
2010	9.64	0.17	#	0.83		(0.29)	—		—	10.35	10.45	262,103	0.94	(4)	1.19	1.81	56
2009	7.32	0.17	#	2.42		(0.27)	—	†	—	9.64	35.81	240,483	0.94	(4)	1.21	2.12	59
2008	14.61	0.34	#	(6.89)		(0.39)	(0.35)		—	7.32	(44.72)	193,281	0.94	(4)	1.08	2.92	88
GS4 Class
2013(3)	$13.07	$0.16	#	$(0.16)		$—	$—		$—	$13.07	0.00%	$1,162,959	1.20	%(4)	1.58%	2.39%	20%
2012	11.33	0.20	#	1.73	(5)	(0.19)	—		—	13.07	17.05	1,156,306	1.19	(4)	1.57	1.65	53
2011	13.43	0.25	#	(2.13	)(5)	(0.22)	—		—	11.33	(14.01)	955,305	1.16	(4)	1.45	1.95	82
2010	12.44	0.21	#	1.05		(0.27)	—		—	13.43	10.14	1,029,317	1.12	(4)	1.38	1.67	56
2009	9.38	0.20	#	3.11		(0.25)	—	†	—	12.44	35.61	1,101,628	1.12	(4)	1.40	1.98	59
2008	18.32	0.40	#	(8.63)		(0.36)	(0.35)		—	9.38	(44.81)	873,618	1.12	(4)	1.28	2.46	88

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown. The effect of dividend expense on securities sold short increased the ratio by 0.04%, 0.08%, 0.20% and 0.22% for the years 2010, 2011, 2012 and for the six months ended June 30, 2013, respectively.
(2)	The ratio has been revised to include expenses waived (reimbursed net of amount recaptured) and fees paid indirectly, where applicable; if expenses waived (reimbursed net of amount recaptured) and fees paid indirectly were excluded, the ratio would have been lower (higher) than the ratio shown.
(3)	For the six months ended June 30, 2013. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	The ratio excludes the effect of expense offsets for fees paid indirectly; if expense offsets were included, the ratio would have been lower than the ratio shown. The ratio excludes the effect of dividend expense on securities sold short.
(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. DESCRIPTION OF THE FUNDS

GuideStone Funds (the “Trust”) was organized as a Delaware statutory trust on March 2, 2000. The Trust has established twenty seven series (each, a “Fund” and together, the “Funds”). Each Fund is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The MyDestination 2005, MyDestination 2015, MyDestination 2025, MyDestination 2035, MyDestination 2045 and MyDestination 2055 Funds, are each referred to as a “Date Target Fund” and together as the “Date Target Funds.” The Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, Conservative Allocation Fund I, Balanced Allocation Fund I, Growth Allocation Fund I and Aggressive Allocation Fund I are each referred to as an “Asset Allocation Fund” and together as the “Asset Allocation Funds.” The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Money Market Fund is referred to as the “Money Market Fund.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Inflation Protected Bond Fund and Global Bond Fund are together referred to as the “Bond Funds.” The Defensive Market Strategies Fund, Equity Index Fund, Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund are together referred to as the “Equity Funds.” The Inflation Protected Bond Fund and the Real Estate Securities Fund may also be referenced as the “Real Return Select Fund(s).” The MyDestination 2055 Fund commenced operations as a registered investment company on January 1, 2012.

There are two classes of shares issued by the Funds — the GS2 Class and the GS4 Class (each, a “Class” and together the “Classes”), except for the Date Target Funds, the Inflation Protected Bond Fund, the Global Bond Fund, and the Real Estate Securities Fund, which issued the GS4 Class only. The Conservative Allocation Fund I, Balanced Allocation Fund I, Growth Allocation Fund I and Aggressive Allocation Fund I issued the GS2 Class only. All Classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each Class of shares based upon its relative net assets.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed-income obligations, stocks and other investments. The Asset Allocation and Date Target Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Asset Allocation and Date Target Funds are commonly referred to as “Fund of Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America which require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

a. Valuation of Securities

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective methods that take into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Select Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, which segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1 – quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Funds and the Northern Institutional Liquid Assets

Portfolio, which are valued at their closing net asset value each business day.

Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

Level 3 –	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Management has determined that the amount of transfers between Level 1 and Level 2 and between Level 2 and Level 3 compared to total net assets of the applicable Funds is not material; therefore, the transfers between Level 1 and Level 2 and between Level 2 and Level 3 are not shown for the period ended June 30, 2013.

b. Equity Linked Securities

The Defensive Market Strategies Fund invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities will be recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

c. Fixed Income Securities

The Bond Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

During the period ended June 30, 2013, the Low-Duration Bond Fund and Medium-Duration Bond Fund entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be sold increases prior to settlement date of the Fund’s other assets.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac (collectively, the “GSEs”). However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the Federal Housing Finance Authority (“FHFA”) to announce that the GSEs had been placed in conservatorship.

Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases, of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury was committed to offset negative equity at the GSEs through its preferred stock purchases through 2012, no assurance could be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives would ensure that the GSEs would remain successful in meeting their obligations with respect to the debt and MBS they issue beyond that date.

The problems faced by the GSEs resulting in their being placed into federal conservatorship and receiving significant U.S. Government support have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011 outlining a proposal to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Congress is currently considering several pieces of legislation that would reform the GSEs and possibly wind down their existence, addressing portfolio limits and guarantee fees, among other issues.

Based on quarterly loss figures, in August 2011, both GSEs requested additional support from the U.S. Treasury (Fannie Mae requested $2.8 billion and Freddie Mac requested $1.5 billion, net of dividend payments to the U.S. Treasury). In August 2012, the U.S. Treasury announced a set of modifications to the Preferred Stock Purchase Agreements between the U.S. Treasury and the FHFA. Instead of receiving 10% dividends from the GSEs, the U.S. Treasury will take a quarterly sweep of all profits earned by the firms going forward.

Serious discussions among policymakers continue, however, as to what role the U.S. Government should play in the U.S. housing market. Fannie Mae and Freddie Mac also are the subject to several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the GSEs is in serious question as the U.S. Government considers multiple options.

d. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

e. Loan Participations

The Bond Funds and the Small Cap Equity Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. A Fund’s investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.

f. PIPEs

The Small Cap Equity Fund invests in Private Investment in Public Equity (“PIPE”) securities. PIPES involve the purchase of securities directly from a publicly traded company by a Fund. PIPES are restricted securities and cannot be immediately resold into the public markets. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. Risks include the potential decline in the value of the publicly traded company, the potential dilution of shareholder equity and the inability of the Fund to liquidate the position quickly.

g. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

h. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Repurchase transactions are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At June 30, 2013, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Amount(1)
Low-Duration Bond
Citigroup Global Markets, Inc.	$32,500,000	$(32,500,000)	$—	$—
JPMorgan Securities LLC	4,000,000	(4,000,000)	—	—
Morgan Stanley & Co. LLC	27,500,000	(27,500,000)	—	—
TD Securities (USA) LLC	9,700,000	(9,700,000)	—	—

Total Repurchase Agreements	$73,700,000	$(73,700,000)	$—	$—

Medium-Duration Bond
Citigroup Global Markets, Inc.	$16,500,000	$(16,500,000)	$—	$—
JPMorgan Securities LLC	4,000,000	(4,000,000)	—	—
Morgan Stanley & Co. LLC	16,500,000	(16,500,000)	—	—
Morgan Stanley & Co., Inc.	5,500,000	(5,500,000)	—	—

Total Repurchase Agreements	$42,500,000	$(42,500,000)	$—	$—

(1)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Additional information about master netting arrangements can be found in the Derivative Financial Instruments and Securities Lending sections of the Notes to Financial Statements.

i. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets.

At June 30, 2013, the value of securities sold short in the Defensive Market Strategies and International Equity Fund amounted to $37,738,640 and $84,257,695, respectively.

j. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase their returns by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The Bond Funds, Defensive Market Strategies Fund, Small Cap Equity Fund and International Equity Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Defensive Market Strategies Fund and Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended June 30, 2013, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any upfront payments made or received upon entering a credit default swap contract are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Exchange Traded Swap Agreements — Exchange traded swaps are either interest rate or credit default swap agreements brokered by the Chicago Mercantile Exchange (the “CME”) where the CME is the counterparty to both the buyer and seller of protection. Exchange traded swaps involve a lesser degree of risk because the CME, as counterparty, monitors risk factors for the involved parties. Exchange traded swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of exchange traded interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Exchange traded swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of June 30, 2013, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $34,393,255 and $84,623,000, respectively, and the sellers (“providing protection”) on a total notional amount of $1,900,000 and $27,050,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total

Low-Duration Bond Fund
Fair value of written credit derivatives	$(25,509)	$—	$—	$—	$(25,509)
Maximum potential amount of future payments	1,900,000	—	—	—	1,900,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

Medium-Duration Bond Fund

Fair value of written credit derivatives	$208,172	$(19,824)	$(288,971)	$—	$(100,623)
Maximum potential amount of future payments	5,000,000	1,000,000	21,050,000	—	27,050,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total

Low-Duration Bond Fund
0 - 100	$700,000	$—	$—	$—	$—	$700,000
101 - 250	—	—	1,200,000	—	—	1,200,000
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$700,000	$—	$1,200,000	$—	$—	$1,900,000

Medium-Duration Bond Fund

0 - 100	$900,000	$—	$9,950,000	$—	$11,100,000	$21,950,000
101 - 250	—	—	5,100,000	—	—	5,100,000
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$900,000	$—	$15,050,000	$—	$11,100,000	$27,050,000

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilities.

At June 30, 2013, derivative assets and liabilities (by type) held by the Funds are as follows:

Fund	Assets	Liabilities

MyDestination 2005
Derivative Financial Instruments:
Financial futures contracts	$—	$987

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	987
Derivatives not subject to an MA or similar agreement	—	987

Total assets and liabilities subject to an MA	$—	$—

MyDestination 2015
Derivative Financial Instruments:
Financial futures contracts	$—	$10,553

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	10,553
Derivatives not subject to an MA or similar agreement	—	10,553

Total assets and liabilities subject to an MA	$—	$—

Fund	Assets	Liabilities
MyDestination 2025
Derivative Financial Instruments:
Financial futures contracts	$—	$18,152

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	18,152
Derivatives not subject to an MA or similar agreement	—	18,152

Total assets and liabilities subject to an MA	$—	$—

MyDestination 2035
Derivative Financial Instruments:
Financial futures contracts	$—	$14,279

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	14,279
Derivatives not subject to an MA or similar agreement	—	14,279

Total assets and liabilities subject to an MA	$—	$—

MyDestination 2045
Derivative Financial Instruments:
Financial futures contracts	$—	$11,944

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	11,944
Derivatives not subject to an MA or similar agreement	—	11,944

Total assets and liabilities subject to an MA	$—	$—

Conservative Allocation
Derivative Financial Instruments:
Financial futures contracts	$—	$5,332

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	5,332
Derivatives not subject to an MA or similar agreement	—	5,332

Total assets and liabilities subject to an MA	$—	$—

Balanced Allocation
Derivative Financial Instruments:
Financial futures contracts	$—	$35,530

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	35,530
Derivatives not subject to an MA or similar agreement	—	35,530

Total assets and liabilities subject to an MA	$—	$—

Growth Allocation
Derivative Financial Instruments:
Financial futures contracts	$—	$41,751

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	41,751
Derivatives not subject to an MA or similar agreement	—	41,751

Total assets and liabilities subject to an MA	$—	$—

Aggressive Allocation
Derivative Financial Instruments:
Financial futures contracts	$—	$34,100

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	34,100
Derivatives not subject to an MA or similar agreement	—	34,100

Total assets and liabilities subject to an MA	$—	$—

Fund	Assets	Liabilities
Conservative Allocation I
Derivative Financial Instruments:
Financial futures contracts	$—	$496

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	496
Derivatives not subject to an MA or similar agreement	—	496

Total assets and liabilities subject to an MA	$—	$—

Balanced Allocation I
Derivative Financial Instruments:
Financial futures contracts	$—	$7,162

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	7,162
Derivatives not subject to an MA or similar agreement	—	7,162

Total assets and liabilities subject to an MA	$—	$—

Growth Allocation I
Derivative Financial Instruments:
Financial futures contracts	$—	$11,367

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	11,367
Derivatives not subject to an MA or similar agreement	—	11,367

Total assets and liabilities subject to an MA	$—	$—

Aggressive Allocation I
Derivative Financial Instruments:
Financial futures contracts	$—	$7,498

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	7,498
Derivatives not subject to an MA or similar agreement	—	7,498

Total assets and liabilities subject to an MA	$—	$—

Low-Duration Bond
Derivative Financial Instruments:
Financial futures contracts	$17,705	$23,203
Forward foreign exchange contracts	2,133,794	1,755,495
Options	235,114	1,336,265
Swaps	1,160,442	2,247,479

Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,547,055	5,362,442
Derivatives not subject to an MA or similar agreement	2,162,800	1,949,119

Total assets and liabilities subject to an MA	$1,384,255	$3,413,323

Medium-Duration Bond
Derivative Financial Instruments:
Financial futures contracts	$153,158	$9,354
Forward foreign exchange contracts	682,302	1,712,482
Options	319,526	1,498,542
Swaps	2,526,368	2,521,014

Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,681,354	5,741,392
Derivatives not subject to an MA or similar agreement	834,994	939,318

Total assets and liabilities subject to an MA	$2,846,360	$4,802,074

Fund	Assets	Liabilities
Inflation Protected Bond
Derivative Financial Instruments:
Financial futures contracts	$4,499	$82,271
Forward foreign exchange contracts	105,800	218,214
Options	160,235	69,289

Total derivative assets and liabilities in the Statements of Assets and Liabilities	270,534	369,774
Derivatives not subject to an MA or similar agreement	200,410	253,134

Total assets and liabilities subject to an MA	$70,124	$116,640

Global Bond
Derivative Financial Instruments:
Financial futures contracts	$—	$24,405
Forward foreign exchange contracts	567,128	565,617
Options	18,252	19,125

Total derivative assets and liabilities in the Statements of Assets and Liabilities	585,380	609,147
Derivatives not subject to an MA or similar agreement	18,252	43,530

Total assets and liabilities subject to an MA	$567,128	$565,617

Defensive Market Strategies
Derivative Financial Instruments:
Financial futures contracts	$—	$147,825
Forward foreign exchange contracts	10,399	724
Options	274,182	44,500

Total derivative assets and liabilities in the Statements of Assets and Liabilities	284,581	193,049
Derivatives not subject to an MA or similar agreement	284,581	193,049

Total assets and liabilities subject to an MA	$—	$—

Equity Index
Derivative Financial Instruments:
Financial futures contracts	$—	$56,766

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	56,766
Derivatives not subject to an MA or similar agreement	—	56,766

Total assets and liabilities subject to an MA	$—	$—

Real Estate Securities
Derivative Financial Instruments:
Financial futures contracts	$—	$15,660

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	15,660
Derivatives not subject to an MA or similar agreement	—	15,660

Total assets and liabilities subject to an MA	$—	$—

Value Equity
Derivative Financial Instruments:
Financial futures contracts	$—	$152,584

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	152,584
Derivatives not subject to an MA or similar agreement	—	152,584

Total assets and liabilities subject to an MA	$—	$—

Fund	Assets	Liabilities
Growth Equity
Derivative Financial Instruments:
Financial futures contracts	$—	$209,787

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	209,787
Derivatives not subject to an MA or similar agreement	—	209,787

Total assets and liabilities subject to an MA	$—	$—

Small Cap Equity
Derivative Financial Instruments:
Financial futures contracts	$8,932	$151,516
Forward foreign exchange contracts	22,697	2,703
Options	6,121	15,312

Total derivative assets and liabilities in the Statements of Assets and Liabilities	37,750	169,531
Derivatives not subject to an MA or similar agreement	15,053	166,828

Total assets and liabilities subject to an MA	$22,697	$2,703

International Equity
Derivative Financial Instruments:
Financial futures contracts	$1,263,263	$774,173
Forward foreign exchange contracts	4,379,997	3,628,118
Swaps	—	25,137

Total derivative assets and liabilities in the Statements of Assets and Liabilities	5,643,260	4,427,428
Derivatives not subject to an MA or similar agreement	1,173,509	631,235

Total assets and liabilities subject to an MA	$4,469,751	$3,796,193

At June 30, 2013, derivative assets by type net of amounts available for offset under an MA and net of the related collateral received by the Trust are as follows:

Fund/Derivative Asset Type	Derivative Assets Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Low-Duration Bond
Financial futures contracts	$8,541	$(8,541)	$—	$—	$—
Forward foreign exchange contracts
Counterparty A	439,867	(439,867)	—	—	—
Counterparty B	—	—	—	—	—
Options	235,114	(235,114)	—	—	—
Swaps	700,733	(700,733)	—	—	—

Total Derivative Assets	$1,384,255	$(1,384,255)	$—	$—	$—

Medium-Duration Bond
Financial futures contracts	$—	$—	$—	$—	$—
Forward foreign exchange contracts
Counterparty A	263,065	(263,065)	—	—	—
Counterparty B	143,553	(143,553)	—	—	—
Counterparty C	275,684	(273,015)	—	—	2,669
Options	284,611	(284,611)	—	—	—
Swaps
Counterparty A	1,239,088	(519,357)	—	(450,022)	269,709
Counterparty B	640,359	(640,359)	—	—	—

Total Derivative Assets	$2,846,360	$(2,123,960)	$—	$(450,022)	$272,378

Fund/Derivative Asset Type	Derivative Assets Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Inflation Protected Bond
Financial futures contracts	$4,499	$(4,499)	$—	$—	$—
Forward foreign exchange contracts	—	—	—	—	—
Options	65,625	(34,369)	—	—	31,256

Total Derivative Assets	$70,124	$(38,868)	$—	$—	$31,256

Global Bond
Financial futures contracts	$—	$—	$—	$—	$—
Forward foreign exchange contracts	567,128	(565,617)	—	—	1,511
Options	—	—	—	—	—

Total Derivative Assets	$567,128	$(565,617)	$—	$—	$1,511

Small Cap Equity
Financial futures contracts	$—	$—	$—	$—	$—
Forward foreign exchange contracts	22,697	(2,703)	—	—	19,994
Options	—	—	—	—	—

Total Derivative Assets	$22,697	$(2,703)	$—	$—	$19,994

International Equity
Financial futures contracts
Counterparty A	$43,024	$(43,024)	$—	$—	$—
Counterparty B	46,730	—	—	(46,730)	—
Forward foreign exchange contracts
Counterparty A	1,258,330	(977,910)	—	—	280,420
Counterparty B	2,123,780	(2,123,780)	—	—	—
Counterparty C	997,887	—	—	—	997,887
Swaps	—	—	—	—	—

Total Derivative Assets	$4,469,751	$(3,144,714)	$—	$(46,730)	$1,278,307

At June 30, 2013, derivative liabilities by counterparty net of amounts available for offset under an MA and net of the related collateral pledged by the Trust are as follows:

Fund/Derivative Liability Type	Derivative Liabilities Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Liabilities
Low-Duration Bond
Financial futures contracts	$21,726	$(8,541)	$—	$(13,185)	$—
Forward foreign exchange contracts
Counterparty A	1,063,284	(439,867)	—	—	623,417
Counterparty B	48,816	—	(48,816)	—	—
Options	944,617	(235,114)	—	—	709,503
Swaps	1,334,880	(700,733)	—	—	634,147

Total Derivative Liabilities	$3,413,323	$(1,384,255)	$(48,816)	$(13,185)	$1,967,067

Fund/Derivative Liability Type	Derivative Liabilities Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Liabilities
Medium-Duration Bond
Financial futures contracts	$—	$—	$—	$—	$—
Forward foreign exchange contracts
Counterparty A	1,203,774	(263,065)	—	—	940,709
Counterparty B	235,693	(143,553)	—	—	92,140
Counterparty C	273,015	(273,015)	—	—	—
Options	1,424,767	(284,611)	—	—	1,140,156
Swaps
Counterparty A	519,357	(519,357)	—	—	—
Counterparty B	1,145,468	(640,359)	—	—	505,109

Total Derivative Liabilities	$4,802,074	$(2,123,960)	$—	$—	$2,678,114

Inflation Protected Bond
Financial futures contracts	$82,271	$(4,499)	$—	$(77,772)	$—
Forward foreign exchange contracts	—	—	—	—	—
Options	34,369	(34,369)	—	—	—

Total Derivative Liabilities	$116,640	$(38,868)	$—	$(77,772)	$—

Global Bond
Financial futures contracts	$—	$—	$—	$—	$—
Forward foreign exchange contracts	565,617	(565,617)	—	—	—
Options	—	—	—	—	—

Total Derivative Liabilities	$565,617	$(565,617)	$—	$—	$—

Small Cap Equity
Financial futures contracts	$—	$—	$—	$—	$—
Forward foreign exchange contracts	2,703	(2,703)	—	—	—
Options	—	—	—	—	—

Total Derivative Liabilities	$2,703	$(2,703)	$—	$—	$—

International Equity
Financial futures contracts
Counterparty A	$142,938	$(43,024)	$—	$(99,914)	$—
Counterparty B	—	—	—	—	—
Forward foreign exchange contracts
Counterparty A	977,910	(977,910)	—	—	—
Counterparty B	2,650,208	(2,123,780)	—	(526,428)	—
Counterparty C	—	—	—	—	—
Swaps	25,137	—	—	(25,137)	—

Total Derivative Liabilities	$3,796,193	$(3,144,714)	$—	$(651,479)	$—

Additional information about master netting arrangements can be found in the Repurchase Agreements and Securities Lending sections of the Notes to Financial Statements.

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investments in securities of unaffiliated issuers, at value	Options written at value
	Receivables: Variation margin*	Payables: Variation margin*
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Foreign exchange contracts	Investments in securities of unaffiliated issuers, at value	Options written at value
	Receivables: Variation margin*	Payables: Variation margin*
	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts
Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Equity contracts	Investments in securities of unaffiliated issuers, at value	Options written at value
	Receivables: Variation margin*	Payables: Variation margin*
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

*	The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures and exchange traded swap contracts. The variation margin presented below is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until June 30, 2013.

	Asset Derivative Value
Fund	Total Value at 06/30/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Futures	$(14,292)	$(3,266)	$—	$—	$(11,026)

MyDestination 2015 Futures	$(145,887)	$(54,014)	$—	$—	$(91,873)

MyDestination 2025 Futures	$(173,994)	$(40,398)	$—	$—	$(133,596)

MyDestination 2035 Futures	$(107,265)	$(18,257)	$—	$—	$(89,008)

MyDestination 2045 Futures	$(82,386)	$(7,453)	$—	$—	$(74,933)

Conservative Allocation Futures	$(18,381)	$172	$—	$—	$(18,553)

Balanced Allocation Futures	$(772,010)	$(345,433)	$—	$—	$(426,577)

Growth Allocation Futures	$(439,384)	$(98,998)	$—	$—	$(340,386)

Aggressive Allocation Futures	$(406,899)	$—	$—	$—	$(406,899)

Conservative Allocation I Futures	$(2,559)	$(312)	$—	$—	$(2,247)

	Asset Derivative Value
Fund	Total Value at 06/30/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Balanced Allocation I Futures	$(148,386)	$(64,570)	$—	$—	$(83,816)

Growth Allocation I Futures	$(121,485)	$(21,921)	$—	$—	$(99,564)

Aggressive Allocation I Futures	$(68,742)	$—	$—	$—	$(68,742)

Low-Duration Bond
Forwards	$2,133,794	$—	$2,133,794	$—	$—
Futures	(111,122)	(111,122)	—	—	—
Purchased Options	235,114	235,114	—	—	—
Swaps	1,160,442	704,918	—	455,524	—

Totals	$3,418,228	$828,910	$2,133,794	$455,524	$—

Medium-Duration Bond
Forwards	$682,302	$—	$682,302	$—	$—
Futures	(1,152,404)	(1,152,404)	—	—	—
Purchased Options	319,526	284,611	34,915	—	—
Swaps	2,526,368	2,025,196	—	501,172	—

Totals	$2,375,792	$1,157,403	$717,217	$501,172	$—

Inflation Protected Bond
Forwards	$105,800	$—	$105,800	$—	$—
Futures	(329,996)	(329,996)	—	—	—
Purchased Options	160,235	65,625	94,610	—	—

Totals	$(63,961)	$(264,371)	$200,410	$—	$—

Global Bond Fund
Forwards	$567,128	$—	$567,128	$—	$—
Futures	(174,002)	(174,002)	—	—	—
Purchased Options	18,252	—	18,252	—	—

Total	$411,378	$(174,002)	$585,380	$—	$—

Defensive Market Strategies
Forwards	$10,399	$—	$10,399	$—	$—
Futures	(671,460)	—	—	—	(671,460)
Purchased Options	274,182	—	—	—	274,182

Total	$(386,879)	$—	$10,399	$—	$(397,278)

Equity Index Futures	$(192,637)	$—	$—	$—	$(192,637)

Real Estate Securities Futures	$(50,614)	$—	$—	$—	$(50,614)

Value Equity Futures	$(135,878)	$—	$—	$—	$(135,878)

Growth Equity Fund Futures	$(274,617)	$—	$—	$—	$(274,617)

Small Cap Equity
Forwards	$22,697	$—	$22,697	$—	$—
Futures	(558,383)	(50,478)	—		(507,905)
Purchased Options	6,121	—	6,121	—	—

Total	$(529,565)	$(50,478)	$28,818	$—	$(507,905)

	Asset Derivative Value
Fund	Total Value at 06/30/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity
Forwards	$4,379,997	$—	$4,379,997	$—	$—
Futures	(3,173,035)	—	(853,840)	—	(2,319,195)

Total	$1,206,962	$—	$3,526,157	$—	$(2,319,195)

	Liability Derivative Value
Fund	Total Value at 06/30/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$1,755,495	$—	$1,755,495	$—	$—
Futures	(1,159,442)	(1,159,442)	—	—	—
Written Options	1,336,265	1,336,265	—	—	—
Swaps	2,247,479	859,760	—	1,387,719	—

Totals	$4,179,797	$1,036,583	$1,755,495	$1,387,719	$—

Medium-Duration Bond
Forwards	$1,712,482	$—	$1,712,482	$—	$—
Futures	(1,344,615)	(1,344,615)	—	—	—
Written Options	1,498,542	1,498,542	—	—	—
Swaps	2,521,014	1,384,582	—	1,136,432	—

Totals	$4,387,423	$1,538,509	$1,712,482	$1,136,432	$—

Inflation Protected Bond
Forwards	$218,214	$—	$218,214	$—	$—
Futures	(390,046)	(390,046)	—	—	—
Written Options	69,289	34,369	34,920	—	—

Totals	$(102,543)	$(355,677)	$253,134	$—	$—

Global Bond
Forwards	$565,617	$—	$565,617	$—	$—
Futures	(149,671)	(149,671)	—	—	—
Written Options	19,125	19,125	—	—	—

Totals	$435,071	$(130,546)	$565,617	$—	$—

Defensive Market Strategies
Forwards	$724	$—	$724	$—	$—
Written Options	44,500	—	—	—	44,500

Totals	$45,224	$—	$724	$—	$44,500

Small Cap Equity
Forwards	$2,703	$—	$2,703	$—	$—
Futures	(327,145)	(327,145)	—	—	—
Written Options	15,312	15,312	—	—	—

Totals	$(309,130)	$(311,833)	$2,703	$—	$—

International Equity
Forwards	$3,628,118	$—	$3,628,118	$—	$—
Futures	(568,910)	—	—	—	(568,910)
Swaps	25,137	—	—	—	25,137

Totals	$3,084,345	$—	$3,628,118	$—	$(543,773)

Derivative Type	Location on the Statements of Operations
Interest rate contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Swap agreements
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Swap agreements
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Foreign exchange contracts	Net realized gain (loss) from: Foreign currency transactions
Net realized gain (loss) from: Option contracts purchased
Net realized gain (loss) from: Futures transactions
Net change in unrealized appreciation (depreciation) on: Foreign currency translations
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Futures
Credit contracts	Net realized gain (loss) from: Swap agreements
Net change in unrealized appreciation (depreciation) on: Swap agreements
Equity contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Swap agreements
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Swap agreements
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total Value at 06/30/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Futures	$60,072	$(15,001)	$—	$—	$75,073

MyDestination 2015 Futures	$341,709	$(33,431)	$—	$—	$375,140

MyDestination 2025 Futures	$454,859	$(26,919)	$—	$—	$481,778

MyDestination 2035 Futures	$383,645	$(5,178)	$—	$—	$388,823

MyDestination 2045 Futures	$317,743	$(1,331)	$—	$—	$319,074

Conservative Allocation Futures	$131,934	$(3,023)	$—	$—	$134,957

Balanced Allocation Futures	$1,584,144	$(117,973)	$—	$—	$1,702,117

Growth Allocation Futures	$1,686,461	$(42,138)	$—	$—	$1,728,599

Aggressive Allocation Futures	$1,567,996	$—	$—	$—	$1,567,996

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total Value at 06/30/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Conservative Allocation I Futures	$23,070	$(1,361)	$—	$—	$24,431

Balanced Allocation I Futures	$325,736	$(53,026)	$—	$—	$378,762

Growth Allocation I Futures	$374,085	$(4,440)	$—	$—	$378,525

Aggressive Allocation I Futures	$262,909	$—	$—	$—	$262,909

Low-Duration Bond
Forwards	$1,114,412	$—	$1,114,412	$—	$—
Futures	723,826	723,826	—	—	—
Swaps	295,247	351,557	—	(56,310)	—
Written Options	391,396	391,396	—	—	—

Totals	$2,524,881	$1,466,779	$1,114,412	$(56,310)	$—

Medium-Duration Bond
Forwards	$1,076,988	$—	$1,076,988	$—	$—
Futures	543,672	543,672	—	—	—
Purchased Options	(47,736)	(47,736)	—	—	—
Swaps	867,109	879,491	—	(12,382)	—
Written Options	561,962	561,962	—	—	—

Totals	$3,001,995	$1,937,389	$1,076,988	$(12,382)	$—

Inflation Protected Bond
Forwards	$195,407	$—	$195,407	$—	$—
Futures	487,315	487,315	—	—	—

Totals	$682,722	$487,315	$195,407	$—	$—

Global Bond
Forwards	$(1,250,020)	$—	$(1,250,020)	$—	$—
Futures	238,270	238,270	—	—	—
Purchased Options	(185,747)	—	(185,747)	—	—

Total	$(1,197,497)	$238,270	$(1,435,767)	$—	$—

Defensive Market Strategies
Forwards	$250,842	$—	$250,842	$—	$—
Futures	3,527,925	—	—	—	3,527,925
Purchased Options	(167,479)	—	—	—	(167,479)
Written Options	11,941	—	—	—	11,941

Total	$3,623,229	$—	$250,842	$—	$3,372,387

Equity Index
Futures	$1,458,996	$—	$—	$—	$1,458,996

Real Estate Securities
Futures	$1,224,234	$—	$—	$—	$1,224,234

Value Equity
Futures	$3,915,918	$—	$—	$—	$3,915,918

Growth Equity
Futures	$8,479,331	$—	$—	$—	$8,479,331

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total Value at 06/30/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Small Cap Equity
Forwards	$86,576	$—	$86,576	$—	$—
Futures	19,951,998	514,750	—	—	19,437,248
Purchased Options	(21,566)	(21,566)	—	—	—
Written Options	13,888	13,888	—	—	—

Total	$20,030,896	$507,072	$86,576	$—	$19,437,248

International Equity
Forwards	$3,283,894	$—	$3,283,894	$—	$—
Futures	5,494,466	—	(845,006)	—	6,339,472
Swaps	(45,501)	—	—	—	(45,501)

Total	$8,732,859	$—	$2,438,888	$—	$6,293,971

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Total Value at 06/30/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Futures	$(21,204)	$(3,954)	$—	$—	$(17,250)

MyDestination 2015 Futures	$(162,266)	$(46,740)	$—	$—	$(115,526)

MyDestination 2025 Futures	$(201,346)	$(36,289)	$—	$—	$(165,057)

MyDestination 2035 Futures	$(126,703)	$(16,093)	$—	$—	$(110,610)

MyDestination 2045 Futures	$(96,924)	$(6,875)	$—	$—	$(90,049)

Conservative Allocation Futures	$(30,114)	$(109)	$—	$—	$(30,005)

Balanced Allocation Futures	$(842,315)	$(308,123)	$—	$—	$(534,192)

Growth Allocation Futures	$(541,914)	$(82,556)	$—	$—	$(459,358)

Aggressive Allocation Futures	$(509,224)	$—	$—	$—	$(509,224)

Conservative Allocation I Futures	$(4,014)	$(377)	$—	$—	$(3,637)

Balanced Allocation I Futures	$(162,056)	$(60,267)	$—	$—	$(101,789)

Growth Allocation I Futures	$(142,121)	$(19,148)	$—	$—	$(122,973)

Aggressive Allocation I Futures	$(86,473)	$—	$—	$—	$(86,473)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Total Value at 06/30/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$1,935,345	$—	$1,935,345	$—	$—
Futures	936,356	936,356	—	—	—
Purchased Options	91,357	91,357	—	—	—
Swaps	(1,770,316)	(1,351,120)	—	(419,196)	—
Written Options	(1,019,713)	(1,019,713)	—	—	—

Totals	$173,029	$(1,343,120)	$1,935,345	$(419,196)	$—

Medium-Duration Bond
Forwards	$515,629	$—	$515,629	$—	$—
Futures	145,868	145,868	—	—	—
Purchased Options	104,679	69,764	34,915	—	—
Swaps	(2,374,400)	(3,444,053)	—	1,069,653	—
Written Options	(1,134,582)	(1,134,582)	—	—	—

Totals	$(2,742,806)	$(4,363,003)	$550,544	$1,069,653	$—

Inflation Protected Bond
Forwards	$(112,414)	$—	$(112,414)	$—	$—
Futures	(62,196)	(62,196)	—	—	—
Purchased Options	14,675	(10,949)	25,624	—	—
Written Options	71,797	10,191	61,606	—	—

Totals	$(88,138)	$(62,954)	$(25,184)	$—	$—

Global Bond
Forwards	$1,207,623	$—	$1,207,623	$—	$—
Futures	(98,822)	(98,822)	—	—	—
Purchased Options	(197,959)	—	(197,959)	—	—
Written Options	(465)	(465)	—	—	—

Total	$910,377	$(99,287)	$1,009,664	$—	$—

Defensive Market Strategies
Forwards	$(6,345)	$—	$(6,345)	$—	$—
Futures	(778,310)	—	—	—	(778,310)
Purchased Options	20,582	—	—	—	20,582
Written Options	1,399	—	—	—	1,399

Total	$(762,674)	$—	$(6,345)	$—	$(756,329)

Equity Index
Futures	$(229,132)	$—	$—	$—	$(229,132)

Real Estate Securities
Futures	$(141,375)	$—	$—	$—	$(141,375)

Value Equity
Futures	$(241,341)	$—	$—	$—	$(241,341)

Growth Equity
Futures	$(440,641)	$—	$—	$—	$(440,641)

Small Cap Equity
Forwards	$41,690	$—	$41,690	$—	$—
Futures	(1,414,498)	177,674	—	—	(1,592,172)
Purchased Options	4,407	10,868	(6,461)	—	—
Written Options	(14,803)	(14,803)	—	—	—

Total	$(1,383,204)	$173,739	$35,229	$—	$(1,592,172)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Total Value at 06/30/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity
Forwards	$(3,144,943)	$—	$(3,144,943)	$—	$—
Futures	(4,037,274)	—	(620,000)	—	(3,417,274)
Swaps	(25,137)	—	—	—	(25,137)

Total	$(7,207,354)	$—	$(3,764,943)	$—	$(3,442,411)

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended June 30, 2013. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Long Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005	$—	$1,568,214	$—	$—
MyDestination 2015	—	6,084,166	—	—
MyDestination 2025	—	6,926,296	—	—
MyDestination 2035	—	4,580,579	—	—
MyDestination 2045	—	3,232,810	—	—
Conservative Allocation	—	4,448,498	—	—
Balanced Allocation	—	29,073,618	—	—
Growth Allocation	—	19,044,076	—	—
Aggressive Allocation	—	15,306,174	—	—
Conservative Allocation I	—	1,128,103	—	—
Balanced Allocation I	—	6,192,800	—	—
Growth Allocation I	—	4,335,826	—	—
Aggressive Allocation I	—	3,017,227	—	—
Low-Duration Bond	47,377,634	93,055,639	151,445	41,065,212
Medium-Duration Bond	40,054,008	129,203,273	234,451	122,613,200
Inflation Protected Bond	861,328	26,135,900	135,992	—
Global Bond	32,954,990	4,839,380	105,170	—
Defensive Market Strategies	1,029,405	29,763,966	173,288	—
Equity Index	—	10,456,375	—	—
Real Estate Securities	—	7,918,355	—	—
Value Equity	—	34,965,608	—	—
Growth Equity	—	61,443,187	—	—
Small Cap Equity	588,841	129,762,459	13,686	—
International Equity	363,798,556	220,223,015	—	—

	Short Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond	$115,413,246	$87,720,663	$499,774	$58,300,000
Medium-Duration Bond	92,807,486	111,235,190	637,819	232,959,300
Inflation Protected Bond	6,629,430	21,996,129	105,816	—
Global Bond	47,142,491	9,956,174	18,660	—
Defensive Market Strategies	5,227,246	—	10,621	—
Small Cap Equity	2,883,033	32,629,242	12,262	—
International Equity	352,897,376	53,561,427	—	550,317

k. Dividends and Distributions to Shareholders

Dividends from net investment income for the Money Market Fund are declared daily and paid monthly. Dividends from net investment income for the Bond Funds are declared and paid monthly. Dividends from net investment income, if any, for the Defensive Market Strategies Fund, Equity Index Fund, Real Estate Securities Fund, Value Equity Fund and Growth Equity Fund are declared and paid semi-annually. Dividends from net investment income, if any, for the Small Cap Equity Fund, International Equity Fund, the Asset Allocation Funds and the Date Target Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

l. Expenses

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated to each Fund in proportion to their relative net assets. Each Class of shares bears its pro-rata portion of expenses attributable to its Class, except that each Class separately bears expenses related specifically to that Class, such as shareholder reporting, registration, transfer agent, shareholder servicing and distribution fees.

m. Security Transactions, Income and Realized Gains and Losses

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date, except certain dividends from foreign securities where the ex-date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is accrued daily, including the amortization of market premium and the accretion of market discount. Realized gains and losses from security transactions are on an identified cost basis.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Investment Advisory Fees

Pursuant to a separate investment advisory agreement, GuideStone Capital Management (“GSCM” or “Adviser”) acts as the Adviser to the Funds. As Adviser, it supervises the investments of the Funds and for such services is paid a fee. GSCM and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund’s investments. Under the general supervision of GSCM, the sub-advisers make the day-to-day investment decisions for the Select Funds, and for such services, each sub-adviser receives a fee from the Funds.

The advisory fees paid to GSCM and aggregate sub-advisory fees paid to the sub-advisers, listed at the end of this report, are computed daily based upon the net assets of each Fund. The actual advisory fees accrued and the sub-advisory fees accrued during the period ended June 30, 2013, based upon average daily net assets, were as follows:

Fund	Advisory Fees	Sub-Adviser Fees
MyDestination 2005	0.10%	0.00%
MyDestination 2015	0.10%	0.00%
MyDestination 2025	0.10%	0.00%
MyDestination 2035	0.10%	0.00%
MyDestination 2045	0.10%	0.00%
MyDestination 2055	0.10%	0.00%
Conservative Allocation	0.10%	0.00%
Balanced Allocation	0.10%	0.00%
Growth Allocation	0.10%	0.00%
Aggressive Allocation	0.10%	0.00%

Fund	Advisory Fees	Sub-Adviser Fees
Conservative Allocation I	0.10%	0.00%
Balanced Allocation I	0.10%	0.00%
Growth Allocation I	0.10%	0.00%
Aggressive Allocation I	0.10%	0.00%
Money Market	0.09%	0.07%
Low-Duration Bond	0.13%	0.21%
Medium-Duration Bond	0.21%	0.21%
Extended-Duration Bond	0.25%	0.22%
Inflation Protected Bond	0.20%	0.11%
Global Bond	0.21%	0.25%
Defensive Market Strategies	0.37%	0.48%
Equity Index	0.13%	0.02%
Real Estate Securities	0.28%	0.42%
Value Equity	0.40%	0.23%
Growth Equity	0.45%	0.39%
Small Cap Equity	0.27%	0.54%
International Equity	0.47%	0.47%

For the period ended June 30, 2013, advisory fees (excluding sub-advisory fees) and waivers for each Fund were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
MyDestination 2005	$41,810	$(19,982)	$21,828
MyDestination 2015	188,920	—	188,920
MyDestination 2025	207,611	—	207,611
MyDestination 2035	106,436	34,850	141,286
MyDestination 2045	76,510	8,376	84,886
MyDestination 2055	4,168	(37,685)	(33,517)
Conservative Allocation	162,204	(58,313)	103,891
Balanced Allocation	618,183	(50,229)	567,954
Growth Allocation	438,115	(44,751)	393,364
Aggressive Allocation	380,002	(41,887)	338,115
Conservative Allocation I	42,822	(22,373)	20,449
Balanced Allocation I	182,758	—	182,758
Growth Allocation I	120,621	—	120,621
Aggressive Allocation I	79,683	(7,503)	72,180
Money Market(1)	594,411	—	594,411
Low-Duration Bond	533,298	(322,855)	210,443
Medium-Duration Bond	917,490	(446,527)	470,963
Extended-Duration Bond	548,509	(56,235)	492,274
Inflation Protected Bond	199,301	(13,818)	185,483
Global Bond	251,359	(32,410)	218,949
Defensive Market Strategies	808,627	(57,031)	751,596
Equity Index	182,982	(118,427)	64,555
Real Estate Securities	296,235	(9,677)	286,558
Value Equity	2,551,629	(38,951)	2,512,678
Growth Equity(1)	2,965,117	(187,324)	2,777,793
Small Cap Equity	663,949	(27,730)	636,219
International Equity	3,424,108	(1,166,369)	2,257,739

(1)

The Statement of Operations “Expenses waived/reimbursed net of amount recaptured” for the Money Market Fund and the Growth Equity Fund include shareholder servicing fee waiver and other waivers, respectively, in addition to the advisory fee waiver.

b. Distribution and Shareholder Servicing Fees

The Board of Trustees has adopted a Shareholder Service Plan for the GS4 Class of each Select Fund. Under this Plan, the GS4 Class of each Select Fund is authorized to pay fees to parties that provide services for and maintain shareholder accounts. The GS4 Class of each Select Fund was authorized to pay service fees of 0.24% of average daily net assets.

The Board of Trustees voluntarily agreed to waive shareholder servicing fees and/or reimburse expenses for the GS4 Class of the Money Market Fund to the extent necessary to maintain a minimum daily net yield of at least 0.01%. This voluntary shareholder servicing fee waiver and expense reimbursement may be changed or terminated by the Board of Trustees at any time.

c. Expense Limitation

GSCM has agreed, through April 30, 2014, to waive fees and reimburse expenses of the GS2 Class and GS4 Class of each Fund (excluding interest, taxes, brokerage commissions, dividend expense on securities sold short and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each Class’s average daily net assets as follows:

Fund	GS2 Class	GS4 Class
MyDestination 2005	N/A	0.20%
MyDestination 2015	N/A	0.20%
MyDestination 2025	N/A	0.20%
MyDestination 2035	N/A	0.20%
MyDestination 2045	N/A	0.20%
MyDestination 2055	N/A	0.20%
Conservative Allocation	N/A	0.12%
Balanced Allocation	N/A	0.12%
Growth Allocation	N/A	0.12%
Aggressive Allocation	N/A	0.12%
Conservative Allocation I	0.15%	N/A
Balanced Allocation I	0.15%	N/A
Growth Allocation I	0.15%	N/A
Aggressive Allocation I	0.15%	N/A
Money Market	0.20%	0.39%
Low-Duration Bond	0.36%	0.57%
Medium-Duration Bond	0.48%	0.63%
Extended-Duration Bond	0.63%	0.75%
Inflation Protected Bond	N/A	0.67%
Global Bond	N/A	1.02%
Defensive Market Strategies	0.99%	1.25%
Equity Index	0.23%	0.38%
Real Estate Securities	N/A	1.29%
Value Equity	0.74%	0.94%
Growth Equity	0.88%	1.06%
Small Cap Equity	1.12%	1.21%
International Equity	0.96%	1.20%

Each Fund in turn agrees to reimburse GSCM for any operating expenses in excess of the expense limitation paid, waived or assumed by GSCM for that Fund during the limitation period, provided GSCM would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation during the year in which the reimbursement would be made, and provided further that no amount will be reimbursed by the Fund more than three years after the year in which it was incurred or waived by GSCM.

At June 30, 2013, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	GS2 Class				GS4 Class
	2010	2011	2012	2013	2010	2011	2012	2013
MyDestination 2005	N/A	N/A	N/A	N/A	$37,982	$91,223	$48,296	$19,982
MyDestination 2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MyDestination 2025	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MyDestination 2035	N/A	N/A	N/A	N/A	N/A	35,221	N/A	N/A
MyDestination 2045	N/A	N/A	N/A	N/A	45,285	74,220	15,118	N/A
MyDestination 2055	N/A	N/A	N/A	N/A	N/A	N/A	95,601	37,685
Conservative Allocation	N/A	N/A	N/A	N/A	85,986	148,927	119,266	58,313
Balanced Allocation	N/A	N/A	N/A	N/A	44,858	157,363	117,270	50,229
Growth Allocation	N/A	N/A	N/A	N/A	65,662	133,967	104,633	44,751
Aggressive Allocation	N/A	N/A	N/A	N/A	59,666	129,580	97,258	41,887
Conservative Allocation I	$33,009	$66,248	$42,753	$22,373	N/A	N/A	N/A	N/A
Balanced Allocation I	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Growth Allocation I	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Aggressive Allocation I	7,100	38,072	17,895	7,503	N/A	N/A	N/A	N/A
Money Market	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Low-Duration Bond	55,742	59,610	53,538	30,234	468,377	501,417	493,263	254,111
Medium-Duration Bond	962	34,814	12,070	12,410	799,436	701,423	679,378	328,760
Extended-Duration Bond	N/A	N/A	N/A	N/A	108,124	141,631	82,647	43,265
Inflation Protected Bond	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Global Bond	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Defensive Market Strategies	N/A	8,654	46,439	9,877	N/A	20,289	133,940	11,759
Equity Index	N/A	900	1,408	N/A	128,840	240,739	210,543	106,356
Real Estate Securities	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Value Equity	N/A	N/A	N/A	N/A	159,664	28,595	N/A	N/A
Growth Equity	N/A	N/A	N/A	N/A	1,049,330	775,619	544,115	117,533
Small Cap Equity	N/A	N/A	N/A	N/A	188,066	232,755	186,783	N/A
International Equity	483,790	494,427	388,370	202,513	2,260,849	2,083,992	1,703,913	851,982

During the period ended June 30, 2013, GSCM recaptured the following amounts:

	GS2 Class	GS4 Class
MyDestination 2035	N/A	$34,850
MyDestination 2045	N/A	8,376
Equity Index	$64	N/A

d. Brokerage Service Arrangements

The Adviser directs the sub-advisers to place a certain percentage of security trades (if feasible) with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Funds shown below.

Fund	Expenses Paid Through Brokerage Service Arrangements
Value Equity	$21,681
Growth Equity	21,824
Small Cap Equity	33,293
International Equity	24,022

e. Administrator, Transfer Agent and Distributor

For its services as Administrator, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, currently range between 0.004% and 0.02% of average daily net assets. For its services as Transfer Agent, BNY Mellon receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the period ended June 30, 2013, BNY Mellon received $1,367,804 in aggregate fees and expenses for services rendered under the various agreements described above.

Certain employees of BNY Mellon are officers of the Funds. BNY Mellon serves as Administrator and Transfer Agent of the Funds.

Foreside Funds Distributors LLC serves as the Underwriter and does not receive any fees in its capacity as Underwriter from GuideStone Funds. The fees are paid by GSCM.

f. Investments in Affiliates

The Date Target and Asset Allocation Funds do not invest in the underlying Select Funds for the purpose of exercising management or control; however, investments made by each Date Target and Asset Allocation Fund within each of its principal investment strategies may represent a significant portion of an underlying Select Fund’s net assets. At June 30, 2013, the Date Target and Asset Allocation Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying Select Funds as detailed below:

Fund	Low- Duration Bond	Medium- Duration Bond	Extended- Duration Bond	Inflation Protected Bond	Global Bond	Defensive Market Strategies	Real Estate Securities	Value Equity	Growth Equity	Small Cap Equity	International Equity
MyDestination 2005	2.80%	1.09%	—	5.39%	—	2.28%	0.63%	0.33%	0.35%	0.21%	0.42%
MyDestination 2015	4.29	4.35	2.06%	21.32	5.78%	16.38	7.93	2.37	2.36	1.77	2.85
MyDestination 2025	1.67	3.67	4.22	6.34	10.69	16.46	11.87	3.74	3.89	3.15	4.77
MyDestination 2035	—	0.62	1.32	—	6.02	—	6.67	3.11	3.25	3.04	4.14
MyDestination 2045	—	—	0.32	—	3.14	—	5.68	2.37	2.51	2.50	3.20
MyDestination 2055	—	—	—	—	0.19	—	0.39	0.15	0.16	0.16	0.20
Conservative Allocation	20.76	—	—	19.73	—	5.42	0.46	0.96	1.04	0.66	1.20
Balanced Allocation	18.12	21.31	16.85	10.15	26.08	25.42	4.26	9.20	9.47	6.10	10.62
Growth Allocation	6.60	7.70	6.34	—	10.07	—	3.95	12.19	12.59	7.59	14.26
Aggressive Allocation	—	—	—	—	—	—	—	13.57	14.15	8.51	18.77
Conservative Allocation I	8.61	—	—	5.25	—	1.44	0.12	0.52	0.46	0.27	0.42
Balanced Allocation I	8.70	13.27	15.81	3.13	8.04	7.84	1.31	5.81	4.90	2.92	4.29
Growth Allocation I	2.95	4.46	5.53	—	2.89	—	1.13	7.16	6.06	3.38	5.36
Aggressive Allocation I	—	—	—	—	—	—	—	5.89	5.03	2.80	5.22

A summary of the Fund of Fund’s total long-term and short-term purchases and sales of the shares of the underlying Select Funds during the period ended June 30, 2013 is as follows:

	Total Value at 12/31/12	Total Value at 06/30/13	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
MyDestination 2005
Money Market	$1,736,846	$1,158,236	$12,715,805	$13,294,415	$77	$—
Low-Duration Bond	23,178,698	25,416,274	3,116,884	533,650	127,784	14,600
Medium-Duration Bond	12,957,406	11,828,823	708,489	1,418,650	81,287	6,202
Inflation Protected Bond	11,644,573	11,634,957	1,648,546	651,850	51,437	53,460
Global Bond	—	741,450	741,450	—	—	—
Defensive Market Strategies	10,365,666	10,307,859	255,271	1,132,750	45,637	48,484
Real Estate Securities	1,696,755	1,477,932	19,584	304,500	12,170	7,414
Value Equity	5,379,933	5,064,374	147,822	1,283,150	54,822	—
Growth Equity	5,320,915	5,056,097	192,963	951,150	—	84,962
Small Cap Equity	1,348,977	1,171,019	51,500	420,150	—	—
International Equity	6,685,711	6,484,453	215,850	435,000	—	—

	$80,315,480	$80,341,474	$19,814,164	$20,425,265	$373,214	$215,122

MyDestination 2015
Money Market	$4,696,654	$5,768,669	$27,124,412	$26,052,397	$319	$—
Low-Duration Bond	31,307,086	39,033,122	8,222,294	—	180,121	20,474
Medium-Duration Bond	42,710,156	47,217,858	6,562,573	527,850	285,990	21,582
Extended-Duration Bond	12,871,681	10,218,166	346,599	1,806,750	184,883	61,716
Inflation Protected Bond	43,670,168	46,029,315	10,501,246	4,045,050	214,079	213,292
Global Bond	14,129,910	15,407,698	1,840,491	—	188,241	—
Defensive Market Strategies	67,882,208	73,936,656	1,917,717	1,195,500	323,761	343,955
Real Estate Securities	18,965,722	18,530,366	253,631	1,350,200	157,616	96,015
Value Equity	33,221,896	36,692,610	392,790	2,059,500	392,790	—
Growth Equity	32,049,744	34,315,402	559,684	1,195,350	—	559,685
Small Cap Equity	8,829,041	9,628,165	—	513,600	—	—
International Equity	42,074,716	43,579,366	1,504,650	—	—	—

	$352,408,982	$380,357,393	$59,226,087	$38,746,197	$1,927,800	$1,316,719

MyDestination 2025
Money Market	$5,298,470	$7,776,283	$39,739,324	$37,261,511	$350	$—
Low-Duration Bond	8,894,556	15,165,882	6,437,674	—	56,588	6,236
Medium-Duration Bond	32,007,365	39,840,079	9,070,211	—	222,817	16,543
Extended-Duration Bond	23,160,943	20,985,231	4,968,767	4,699,500	370,198	121,069
Inflation Protected Bond	10,683,899	13,685,194	5,232,592	1,073,700	59,978	55,664
Global Bond	23,945,093	28,513,347	5,665,812	—	347,112	—
Defensive Market Strategies	61,891,535	74,308,062	8,581,542	1,217,400	325,456	345,756
Real Estate Securities	24,153,755	27,762,657	3,519,608	765,200	229,688	139,919
Value Equity	51,673,128	57,851,089	610,944	2,423,700	610,944	—
Growth Equity	51,546,186	56,626,226	2,535,762	2,174,850	—	926,762
Small Cap Equity	15,649,935	17,192,007	—	784,800	—	—
International Equity	66,113,612	72,932,602	6,904,150	—	—	—

	$375,018,477	$432,638,659	$93,266,386	$50,400,661	$2,223,131	$1,611,949

	Total Value at 12/31/12	Total Value at 06/30/13	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
MyDestination 2035
Money Market	$3,762,803	$5,109,711	$23,186,945	$21,840,037	$233	$—
Medium-Duration Bond	4,998,964	6,736,327	2,129,757	170,100	37,980	2,777
Extended-Duration Bond	5,012,252	6,562,955	2,384,296	199,050	90,652	29,144
Global Bond	12,856,753	16,050,975	3,828,151	—	197,251	—
Real Estate Securities	12,984,905	15,590,558	2,605,472	428,800	128,620	78,352
Value Equity	40,888,978	48,102,736	2,718,318	1,948,500	507,318	—
Growth Equity	40,865,787	47,304,665	4,451,803	1,805,400	—	774,022
Small Cap Equity	14,154,286	16,543,134	933,000	699,500	—	—
International Equity	52,506,416	63,260,089	11,020,035	—	—	—

	$188,031,144	$225,261,150	$53,257,777	$27,091,387	$962,054	$884,295

MyDestination 2045
Money Market	$3,135,660	$3,809,957	$15,609,040	$14,934,743	$166	$—
Extended-Duration Bond	1,326,683	1,582,402	408,191	1,650	22,104	7,087
Global Bond	6,632,689	8,379,365	2,091,630	—	103,880	—
Real Estate Securities	11,954,159	13,288,297	2,267,916	1,330,750	117,089	71,327
Value Equity	30,426,322	36,646,706	2,560,872	1,176,150	383,372	—
Growth Equity	30,523,562	36,471,583	4,206,709	1,080,600	—	591,860
Small Cap Equity	11,391,795	13,644,175	930,000	434,850	—	—
International Equity	39,397,456	48,905,871	9,773,600	—	—	—

	$134,788,326	$162,728,356	$37,847,958	$18,958,743	$626,611	$670,274

MyDestination 2055
Money Market	$140,843	$176,488	$3,455,755	$3,420,110	$9	$—
Global Bond	307,765	495,466	225,889	17,500	5,889	—
Real Estate Securities	619,147	913,944	415,922	132,600	8,154	4,967
Value Equity	1,424,338	2,254,981	736,397	147,750	23,147	—
Growth Equity	1,423,806	2,257,832	852,736	149,450	—	35,987
Small Cap Equity	540,926	854,454	282,500	60,050	—	—
International Equity	1,840,197	3,104,888	1,406,650	103,000	—	—

	$6,297,022	$10,058,053	$7,375,849	$4,030,460	$37,199	$40,954

Conservative Allocation
Money Market	$5,925,474	$5,223,825	$21,500,473	$22,202,122	$238	$—
Low-Duration Bond	191,140,214	188,751,946	3,528,670	3,354,093	966,124	112,545
Inflation Protected Bond	46,875,888	42,603,444	1,436,224	1,935,994	193,415	202,809
Defensive Market Strategies	24,043,313	24,479,014	218,980	1,638,323	106,178	112,801
Real Estate Securities	—	1,067,700	1,067,700	—	—	—
Value Equity	16,962,524	14,874,593	187,252	4,771,749	187,252	—
Growth Equity	16,930,172	15,102,283	275,875	3,584,429	—	275,876
Small Cap Equity	3,856,292	3,582,659	—	839,584	—	—
International Equity	20,907,918	18,404,351	—	2,524,828	—	—

	$326,641,795	$314,089,815	$28,215,174	$40,851,122	$1,453,207	$704,031

	Total Value at 12/31/12	Total Value at 06/30/13	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
Balanced Allocation
Money Market	$25,212,869	$32,530,919	$33,318,116	$26,000,066	$1,617	$—
Low-Duration Bond	171,847,392	164,728,323	3,225,100	8,033,192	873,043	102,057
Medium-Duration Bond	248,047,517	231,441,912	7,634,344	16,354,732	1,518,590	115,754
Extended-Duration Bond	100,515,605	83,741,082	9,228,550	16,322,427	1,487,547	496,004
Inflation Protected Bond	—	21,925,200	21,925,200	—	—	—
Global Bond	58,885,101	69,550,589	13,439,271	556,866	747,171	—
Defensive Market Strategies	115,930,568	114,745,863	1,083,246	11,325,439	525,242	558,004
Real Estate Securities	—	9,966,000	9,966,000	—	—	—
Value Equity	141,390,538	142,322,417	1,595,702	21,960,815	1,595,702	—
Growth Equity	139,533,578	137,720,232	2,388,665	16,721,896	—	2,388,664
Small Cap Equity	32,695,791	33,239,794	—	4,291,235	—	—
International Equity	169,629,188	162,334,181	—	7,409,998	—	—

	$1,203,688,147	$1,204,246,512	$103,804,194	$128,976,666	$6,748,912	$3,660,483

Growth Allocation
Money Market	$18,606,768	$17,711,290	$21,529,390	$22,424,868	$987	$—
Low-Duration Bond	59,249,861	59,988,897	2,691,726	1,175,555	293,963	34,363
Medium-Duration Bond	86,256,786	83,603,423	1,724,946	1,705,161	515,157	39,189
Extended-Duration Bond	35,063,972	31,496,617	5,429,092	5,585,628	525,581	173,511
Global Bond	20,678,872	26,856,942	7,359,426	411,863	259,626	—
Real Estate Securities	—	9,244,500	9,244,500	—	—	—
Value Equity	184,200,559	188,583,064	2,079,769	25,703,917	2,079,769	—
Growth Equity	181,742,369	183,140,001	3,110,794	18,036,643	—	3,110,794
Small Cap Equity	42,282,215	41,368,424	—	7,019,035	—	—
International Equity	224,959,845	218,029,294	893,100	8,032,598	—	—

	$853,041,247	$860,022,452	$54,062,743	$90,095,268	$3,675,083	$3,357,857

Aggressive Allocation
Money Market	$14,287,922	$15,024,116	$20,051,212	$19,315,018	$764	$—
Value Equity	190,846,412	209,937,123	2,156,279	12,347,390	2,156,279	—
Growth Equity	189,842,940	205,797,602	3,261,642	4,414,262	—	3,261,642
Small Cap Equity	42,824,378	46,361,631	—	2,757,608	—	—
International Equity	288,345,749	286,945,055	5,130,700	6,700,840	—	—

	$726,147,401	$764,065,527	$30,599,833	$45,535,118	$2,157,043	$3,261,642

Conservative Allocation I
Money Market	$1,257,792	$630,787	$6,308,790	$6,935,796	$365	$—
Low-Duration Bond	48,270,806	50,243,218	4,915,256	2,078,000	477,745	47,118
Inflation Protected Bond	11,841,975	11,340,955	1,141,767	664,000	50,741	54,732
Defensive Market Strategies	6,076,033	6,519,622	547,055	591,000	34,311	29,220
Real Estate Securities	—	284,000	284,000	—	—	—
Value Equity	4,287,962	3,961,358	348,061	1,276,000	108,812	—
Growth Equity	4,277,949	4,024,059	365,287	968,000	—	118,859
Small Cap Equity	974,717	954,297	62,584	232,000	—	—
International Equity	5,286,140	4,903,548	348,528	741,000	—	—

	$82,273,374	$82,861,844	$14,321,328	$13,485,796	$671,974	$249,929

	Total Value at 12/31/12	Total Value at 06/30/13	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
Balanced Allocation I
Money Market	$6,348,888	$6,371,316	$12,428,048	$12,405,619	$1,865	$—
Low-Duration Bond	49,353,157	50,775,001	3,384,708	1,064,000	486,357	47,459
Medium-Duration Bond	71,271,324	71,335,384	5,983,597	3,032,000	1,021,671	69,694
Extended-Duration Bond	28,885,176	25,811,251	5,170,699	4,120,000	1,421,981	437,890
Inflation Protected Bond	—	6,756,000	6,756,000	—	—	—
Global Bond	16,910,122	21,434,185	5,349,203	156,000	224,337	—
Defensive Market Strategies	33,335,730	35,405,301	1,808,749	2,396,000	196,267	167,143
Real Estate Securities	—	3,068,000	3,068,000	—	—	—
Value Equity	40,609,639	43,871,997	2,920,500	5,400,000	1,071,785	—
Growth Equity	40,072,993	42,468,167	3,120,142	3,980,000	—	1,189,647
Small Cap Equity	9,389,671	10,248,196	423,335	1,000,000	—	—
International Equity	48,756,549	50,057,346	2,543,298	1,244,000	—	—

	$344,933,249	$367,602,144	$52,956,279	$34,797,619	$4,424,263	$1,911,833

Growth Allocation I
Money Market	$3,753,596	$4,919,895	$7,672,764	$6,506,465	$1,234	$—
Low-Duration Bond	15,083,811	17,196,355	2,503,628	108,000	153,118	14,956
Medium-Duration Bond	21,982,444	23,965,341	3,065,031	172,000	322,801	22,069
Extended-Duration Bond	8,929,444	9,030,040	2,624,247	1,173,000	467,237	143,282
Global Bond	5,267,041	7,698,375	2,677,718	28,000	72,855	—
Real Estate Securities	—	2,648,000	2,648,000	—	—	—
Value Equity	46,889,255	54,064,317	5,679,332	5,400,000	1,307,215	—
Growth Equity	46,283,021	52,523,693	5,789,292	3,384,000	—	1,450,849
Small Cap Equity	10,770,610	11,862,766	947,535	1,514,000	—	—
International Equity	57,287,210	62,531,367	6,430,598	1,088,000	—	—

	$216,246,432	$246,440,149	$40,038,145	$19,373,465	$2,324,460	$1,631,156

Aggressive Allocation I
Money Market	$2,213,460	$2,711,775	$6,264,416	$5,766,101	$813	$—
Value Equity	37,636,761	44,517,154	3,638,834	2,282,000	1,025,544	—
Growth Equity	37,455,347	43,657,392	4,120,634	1,013,000	—	1,150,972
Small Cap Equity	8,456,203	9,831,279	648,208	580,000	—	—
International Equity	56,916,582	60,876,855	5,539,840	1,528,000	—	—

	$142,678,353	$161,594,455	$20,211,932	$11,169,101	$1,026,357	$1,150,972

g. Transactions with Affiliates

Advisers to Investment Companies, including GuideStone Funds, are permitted under Rule 17a-7 of the 1940 Act to purchase or sell securities directly between affiliated clients. When affecting these “cross” transactions, Rule 17a-7 imposes restrictions on how the trades are processed and reported. The specified conditions within Rule 17a-7 are outlined in procedures established by or under the direction of the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 under the 1940 act.

For the period ended June 30, 2013, the Funds engaged in the following security transactions with affiliates:

	Purchases	Sales Proceeds	Net Realized Loss from Sales
Low-Duration Bond	$5,782,385	$11,434,343	$(576,481)
Medium-Duration Bond	—	8,724,401	313,960
International Equity	117,817	407,800	112,404

4. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. At June 30, 2013, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Money Market	$86,558,586	$86,514,039	$1,804,428	$88,318,467
Low-Duration Bond	148,285,524	80,693,155	70,791,875	151,485,030
Medium-Duration Bond	110,053,151	19,061,825	94,512,041	113,573,866
Extended-Duration Bond	27,211,379	—	27,676,254	27,676,254
Global Bond	38,291,502	—	39,143,248	39,143,248
Defensive Market Strategies	79,845,258	127,170	82,224,036	82,351,206
Equity Index	27,729,909	77,221	28,369,087	28,446,308
Real Estate Securities	51,855,761	—	53,411,864	53,411,864
Value Equity	117,826,195	—	124,502,163	124,502,163
Growth Equity	198,167,393	819,963	202,697,903	203,517,866
Small Cap Equity	142,561,806	396,999	153,219,311	153,616,310
International Equity	147,957,161	10,406,709	144,910,392	155,317,101

Securities lending transactions are entered into by the Funds under a Securities Lending Authorization Agreement which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At June 30, 2013, the securities loaned which are subject to an MA on a net payment basis are as follows:

Fund	Value of Securities Loaned	Fair Value of Non-cash Collateral	Cash Collateral (Pledged)	Net Amount(1)
Money Market	$86,558,586	$(86,514,039)	$(44,547)	$—
Low-Duration Bond	148,285,524	(80,693,155)	(67,592,369)	—
Medium-Duration Bond	110,053,151	(19,061,825)	(90,991,326)	—
Extended-Duration Bond	27,211,379	—	(27,211,379)	—

Fund	Value of Securities Loaned	Fair Value of Non-cash Collateral	Cash Collateral (Pledged)	Net Amount(1)
Global Bond	$38,291,502	$—	$(38,291,502)	$—
Defensive Market Strategies	79,845,258	(127,170)	(79,718,088)	—
Equity Index	27,729,909	(77,221)	(27,652,688)	—
Real Estate Securities	51,855,761	—	(51,855,761)	—
Value Equity	117,826,195	—	(117,826,195)	—
Growth Equity	198,167,393	(819,963)	(197,347,430)	—
Small Cap Equity	142,561,806	(396,999)	(142,164,807)	—
International Equity	147,957,161	(10,406,709)	(137,550,452)	—

(1)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Additional information about master netting arrangements can be found in the Repurchase Agreements and Derivative Financial Instruments sections of the Notes to Financial Statements.

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2013, the cost of purchases and proceeds from sales and maturities for each Fund were as follows:

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S. Government Obligations
	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
MyDestination 2005	$6,510,100	$7,130,850	$—	$—
MyDestination 2015	28,857,475	12,693,800	—	—
MyDestination 2025	49,692,330	13,139,150	—	—
MyDestination 2035	28,224,715	5,251,350	—	—
MyDestination 2045	20,942,200	4,024,000	—	—
MyDestination 2055	3,841,950	610,350	—	—
Conservative Allocation	4,557,700	18,649,000	—	—
Balanced Allocation	60,078,300	102,976,600	—	—
Growth Allocation	25,501,400	67,670,400	—	—
Aggressive Allocation	5,130,700	26,220,100	—	—
Conservative Allocation I	7,091,000	6,550,000	—	—
Balanced Allocation I	34,194,000	22,392,000	—	—
Growth Allocation I	28,411,000	12,867,000	—	—
Aggressive Allocation I	11,771,000	5,403,000	—	—
Low-Duration Bond	540,374,367	590,547,696	244,260,742	210,680,150
Medium-Duration Bond	1,430,748,216	1,524,543,651	412,591,273	371,889,745
Extended-Duration Bond	29,446,803	79,856,734	23,247,817	32,965,137
Inflation Protected Bond	11,872,132	5,776,743	138,583,936	91,223,865
Global Bond	105,068,254	95,474,585	9,392,028	3,732,978
Defensive Market Strategies	515,174,512	509,541,753	—	—
Equity Index	9,757,174	2,886,879	—	—
Real Estate Securities	126,253,573	115,502,402	—	—
Value Equity	301,342,027	361,592,780	—	—
Growth Equity	686,265,319	733,315,281	—	—
Small Cap Equity	383,007,080	378,159,224	18,420,521	14,777,030
International Equity	312,452,077	296,667,291	—	—

Financial Futures Contracts

Investments as of June 30, 2013, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
MSCI EAFE Index E-Mini	09/2013	4	$327,940	GSC	$(3,958)
MSCI Emerging Markets E-Mini	09/2013	1	46,685	GSC	(420)
S&P 500® E-Mini	09/2013	9	719,685	GSC	(6,648)
5-Year U.S. Treasury Note	09/2013	14	1,694,656	GSC	(3,266)

			$2,788,966		$(14,292)

MyDestination 2015 Fund
10-Year U.S. Treasury Note	09/2013	39	$4,935,937	GSC	$(54,014)
MSCI EAFE Index E-Mini	09/2013	25	2,049,625	GSC	(40,601)
MSCI Emerging Markets E-Mini	09/2013	14	653,590	GSC	(2,115)
S&P 500® E-Mini	09/2013	62	4,957,830	GSC	(49,157)

			$12,596,982		$(145,887)

MyDestination 2025 Fund
10-Year U.S. Treasury Note	09/2013	30	$3,796,875	GSC	$(40,398)
MSCI EAFE Index E-Mini	09/2013	31	2,541,535	GSC	(59,413)
MSCI Emerging Markets E-Mini	09/2013	17	793,645	GSC	(2,904)
S&P 500® E-Mini	09/2013	80	6,397,200	GSC	(71,279)

			$13,529,255		$(173,994)

MyDestination 2035 Fund
10-Year U.S. Treasury Note	09/2013	7	$885,938	GSC	$(18,257)
MSCI EAFE Index E-Mini	09/2013	21	1,721,685	GSC	(43,703)
MSCI Emerging Markets E-Mini	09/2013	13	606,905	GSC	(2,636)
S&P 500® E-Mini	09/2013	54	4,318,110	GSC	(42,669)

			$7,532,638		$(107,265)

MyDestination 2045 Fund
10-Year U.S. Treasury Note	09/2013	2	$253,125	GSC	$(7,453)
MSCI EAFE Index E-Mini	09/2013	17	1,393,745	GSC	(33,146)
MSCI Emerging Markets E-Mini	09/2013	9	420,165	GSC	(1,898)
S&P 500® E-Mini	09/2013	42	3,358,530	GSC	(39,889)

			$5,425,565		$(82,386)

Conservative Allocation Fund
MSCI EAFE Index E-Mini	09/2013	11	$901,835	GSC	$(11,727)
MSCI Emerging Markets E-Mini	09/2013	5	233,425	GSC	(688)
S&P 500® E-Mini	09/2013	26	2,079,090	GSC	(6,138)
2-Year U.S. Treasury Note	09/2013	41	9,020,000	GSC	172

			$12,234,350		$(18,381)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Balanced Allocation Fund
10-Year U.S. Treasury Note	09/2013	62	$7,846,875	GSC	$(74,482)
Long U.S. Treasury Bond	09/2013	52	7,063,875	GSC	(143,123)
MSCI EAFE Index E-Mini	09/2013	106	8,690,410	GSC	(190,029)
MSCI Emerging Markets E-Mini	09/2013	58	2,707,730	GSC	(9,300)
S&P 500® E-Mini	09/2013	278	22,230,270	GSC	(227,248)
5-Year U.S. Treasury Note	09/2013	108	13,073,062	GSC	(127,828)

			$61,612,222		$(772,010)

Growth Allocation Fund
10-Year U.S. Treasury Note	09/2013	16	$2,025,000	GSC	$(28,312)
Long U.S. Treasury Bond	09/2013	14	1,901,813	GSC	(33,874)
MSCI EAFE Index E-Mini	09/2013	84	6,886,740	GSC	(153,233)
MSCI Emerging Markets E-Mini	09/2013	46	2,147,510	GSC	(8,025)
S&P 500® E-Mini	09/2013	214	17,112,510	GSC	(179,128)
5-Year U.S. Treasury Note	09/2013	28	3,389,312	GSC	(36,812)

			$33,462,885		$(439,384)

Aggressive Allocation Fund
MSCI EAFE Index E-Mini	09/2013	56	$4,591,160	GSC	$(197,248)
MSCI Emerging Markets E-Mini	09/2013	35	1,633,975	GSC	(16,775)
S&P 500® E-Mini	09/2013	115	9,195,975	GSC	(192,876)

			$15,421,110		$(406,899)

Conservative Allocation Fund I
S&P 500® E-Mini	09/2013	3	$239,895	GSC	$(2,247)
2-Year U.S. Treasury Note	09/2013	4	880,000	GSC	(312)

			$1,119,895		$(2,559)

Balanced Allocation Fund I
10-Year U.S. Treasury Note	09/2013	8	$1,012,500	GSC	$(14,766)
Long U.S. Treasury Bond	09/2013	5	679,219	GSC	(26,687)
MSCI EAFE Index E-Mini	09/2013	11	901,835	GSC	(38,416)
MSCI Emerging Markets E-Mini	09/2013	5	233,425	GSC	(2,100)
S&P 500® E-Mini	09/2013	31	2,478,915	GSC	(43,300)
5-Year U.S. Treasury Note	09/2013	11	1,331,515	GSC	(23,117)

			$6,637,409		$(148,386)

Growth Allocation Fund I
10-Year U.S. Treasury Note	09/2013	2	$253,125	GSC	$(7,453)
Long U.S. Treasury Bond	09/2013	1	135,844	GSC	(6,062)
MSCI EAFE Index E-Mini	09/2013	14	1,147,790	GSC	(48,892)
MSCI Emerging Markets E-Mini	09/2013	4	186,740	GSC	(1,680)
S&P 500® E-Mini	09/2013	31	2,478,915	GSC	(48,992)
5-Year U.S. Treasury Note	09/2013	4	484,187	GSC	(8,406)

			$4,686,601		$(121,485)

Aggressive Allocation Fund I
MSCI EAFE Index E-Mini	09/2013	11	$901,835	GSC	$(31,743)
MSCI Emerging Markets E-Mini	09/2013	5	233,425	GSC	(2,100)
S&P 500® E-Mini	09/2013	24	1,919,160	GSC	(34,899)

			$3,054,420		$(68,742)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Low-Duration Bond Fund
90-Day Euro	07/2013	1	$248,312	CITI	$997
Euro-OAT	09/2013	(9)	(1,551,857)	GSC	28,343
5-Year U.S. Treasury Note	09/2013	(34)	(3,327,750)	CITI	33,432
90-Day Euro	09/2013	2	498,425	CITI	1,395
90-Day Euro	09/2013	2	498,125	CITI	1,320
90-Day Euro	09/2013	(1)	(248,588)	CITI	(2,428)
10-Year U.S. Treasury Note	09/2013	(49)	(6,201,562)	UBS	135,069
10-Year U.S. Treasury Note	09/2013	(60)	(7,593,750)	CS	168,354
10-Year U.S. Treasury Note	09/2013	(100)	(12,656,250)	CITI	20,703
2-Year U.S. Treasury Note	09/2013	160	35,200,000	UBS	(36,078)
2-Year U.S. Treasury Note	09/2013	130	28,600,000	CITI	(44,311)
2-Year U.S. Treasury Note	09/2013	94	20,680,000	GSC	(35,467)
5-Year U.S. Treasury Note	09/2013	(26)	(3,147,219)	UBS	65,609
5-Year U.S. Treasury Note	09/2013	(42)	(5,083,969)	CS	49,720
5-Year U.S. Treasury Note	09/2013	(193)	(23,362,047)	GSC	239,244
5-Year U.S. Treasury Note	09/2013	(217)	(26,267,172)	CITI	423,499
90-Day Euro	06/2014	(1)	(248,775)	CITI	(2,103)
90-Day Euro	03/2015	1	247,938	CITI	1,022

			$(3,716,139)		$1,048,320

Medium-Duration Bond Fund
Euro-OAT	09/2013	(11)	$(1,896,715)	DEUT	$34,641
10-Year U.S. Treasury Note	09/2013	(8)	(1,760,000)	GSC	1,458
10-Year U.S. Treasury Note	09/2013	(23)	(2,910,938)	BAR	66,993
10-Year U.S. Treasury Note	09/2013	(226)	(28,603,125)	CITI	355,030
10-Year U.S. Treasury Note	09/2013	(250)	(31,640,625)	GSC	820,461
Long U.S. Treasury Bond	09/2013	10	1,358,438	GSC	(41,595)
Long U.S. Treasury Bond	09/2013	(30)	(4,075,312)	CITI	(27,549)
Ultra Long U.S. Treasury Bond	09/2013	81	11,932,312	CITI	(420,313)
5-Year U.S. Treasury Note	09/2013	581	70,328,234	CITI	(625,910)
5-Year U.S. Treasury Note	09/2013	47	5,689,203	GSC	(69,473)
5-Year U.S. Treasury Note	09/2013	(61)	(7,383,859)	BAR	93,581
90-Day Euro	03/2014	32	7,965,600	GSC	3,096
90-Day Euro	03/2015	16	3,967,000	GSC	7,348
3-Month EURIBOR	06/2015	42	13,559,277	GSC	(5,557)

			$36,529,490		$192,211

Inflation Protected Bond Fund
10-Year U.S. Treasury Note	09/2013	148	$18,731,250	UBS	$(342,071)
Long U.S. Treasury Bond	09/2013	(31)	(4,211,156)	UBS	154,937
Ultra Long U.S. Treasury Bond	09/2013	(53)	(7,807,563)	UBS	168,131
2-Year U.S. Treasury Note	09/2013	(44)	(9,680,000)	UBS	20,096
5-Year U.S. Treasury Note	09/2013	45	5,447,109	UBS	12,075
Long Gilt	09/2013	(8)	(1,361,562)	UBS	46,882

			$1,118,078		$60,050

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Global Bond Fund
Euro-BOBL	09/2013	(38)	$(6,192,695)	GSC	$48,431
10-Year U.S. Treasury Note	09/2013	19	2,404,687	GSC	(79,640)
Long U.S. Treasury Bond	09/2013	(10)	(1,358,438)	GSC	44,866
Ultra Long U.S. Treasury Bond	09/2013	(10)	(1,473,125)	GSC	56,374
Long Gilt	09/2013	15	2,552,930	GSC	(104,902)
5-Year U.S. Treasury Note	09/2013	3	363,141	GSC	(6,635)
90-Day Euro	03/2015	100	24,793,750	GSC	17,175

			$21,090,250		$(24,331)

Defensive Market Strategies Fund
S&P 500® E-Mini	09/2013	405	$32,385,825	GSC	$(671,460)

Equity Index Fund
S&P 500® E-Mini	09/2013	160	$12,794,400	GSC	$(192,637)

Real Estate Securities Fund
S&P 500® MidCap 400 E-Mini	09/2013	54	$6,252,660	GSC	$(50,614)

Value Equity Fund
S&P 500® E-Mini	09/2013	523	$41,821,695	GSC	$(135,878)

Growth Equity Fund
S&P 500® E-Mini	09/2013	622	$49,738,230	GSC	$(274,617)

Small Cap Equity Fund
90-Day Euro	09/2013	(10)	$(2,492,125)	GSC	$(32)
10-Year U.S. Treasury Note	09/2013	(125)	(15,820,312)	GSC	246,172
Long U.S. Treasury Bond	09/2013	(9)	(1,222,594)	GSC	25,846
Ultra Long U.S. Treasury Bond	09/2013	(13)	(1,915,062)	GSC	51,145
Russell 2000® IMM-Mini	09/2013	748	72,907,560	GSC	(507,905)
10-Year U.S. Treasury Note	09/2013	(46)	(10,120,000)	GSC	4,053
5-Year U.S. Treasury Note	09/2013	40	4,841,875	GSC	(49,552)
90-Day Euro	06/2014	(12)	(2,985,300)	GSC	(39)
3-Month EURIBOR	06/2015	7	2,259,879	GSC	(926)

			$45,453,921		$(231,238)

International Equity Fund
Amsterdam Exchanges Index	07/2013	32	$2,872,361	BAR	$(49,396)
CAC40 Index	07/2013	223	10,839,996	BAR	(305,148)
IBEX 35	07/2013	48	4,791,440	BAR	(246,038)
OMX 30 Index	07/2013	(518)	(8,884,888)	BAR	326,544
SGX CNX Nifty Index	07/2013	(444)	(5,174,376)	BAR	(193,531)
Hang Seng Index	07/2013	51	6,815,189	BAR	286,247
Hang Seng Index	07/2013	25	1,489,805	BAR	49,835
Hang Seng Index	07/2013	3	178,777	GSC	7,009
MSCI Singapore Index	07/2013	20	1,115,266	BAR	23,507
MSCI Taiwan Index	07/2013	128	3,577,600	BAR	127,094
MSCI Taiwan Index	07/2013	22	614,900	GSC	23,134
FTSE Bursa Malaysia KLCI	07/2013	24	671,309	BAR	12,089
Borsa Istanbul 30 Index	08/2013	81	387,004	JPM	6,832
KOSPI 200 Index	09/2013	(20)	(2,118,997)	BAR	86,576
TOPIX Index®	09/2013	145	16,535,088	BAR	423,823
RTS Index	09/2013	501	1,260,416	GSC	12,881

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
FTSE/JSE Top 40 Dividend Index	09/2013	105	$3,697,022	BAR	$(170,279)
OPIC200 Index	09/2013	(115)	(12,539,322)	BAR	62,530
S&P/TSE 60 Index	09/2013	258	33,991,138	GSC	10,303
S&P/TSE 60 Index	09/2013	(87)	(11,462,128)	BAR	106,337
DAX Index	09/2013	31	8,036,391	BAR	(214,808)
FTSE 100 Index®	09/2013	99	9,277,675	BAR	(236,283)
FTSE MIB Index	09/2013	(28)	(2,781,194)	BAR	164,987
Mexican Bolsa IPC Index	09/2013	(14)	(441,054)	JPM	(15,440)
MSCI EAFE Index E-Mini	09/2013	614	50,338,790	GSC	(1,669,449)
MSCI Emerging Markets E-Mini	09/2013	362	16,899,970	GSC	(267,610)
Swiss Market Index Future	09/2013	(58)	(4,704,230)	JPM	46,730
WIG20 Index	09/2013	212	1,383,899	GSC	(142,938)
SET50 Index	09/2013	(9)	(283,073)	BAR	(15,823)
Canadian Dollar Future	09/2013	297	28,226,880	GSC	(853,840)

			$154,611,654		$(2,604,125)

Forward Foreign Currency Contracts

As of June 30, 2013, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
07/02/13	U.S. Dollars	398,604	Euro	299,000	DEUT	$9,406
07/02/13	U.S. Dollars	6,579,931	Euro	5,094,000	MSCS	(50,745)
07/02/13	Euro	2,889,000	U.S. Dollars	3,734,709	BAR	25,798
07/02/13	Brazilian Reals	2,652,300	U.S. Dollars	1,260,000	GSC	(72,461)
07/02/13	U.S. Dollars	1,260,000	Brazilian Reals	2,703,960	UBS	49,331
07/02/13	Euro	930,000	U.S. Dollars	1,235,534	BAR	(24,987)
07/02/13	Euro	929,000	U.S. Dollars	1,234,205	BAR	(24,960)
07/02/13	Euro	645,000	U.S. Dollars	844,047	RBC	(4,474)
07/09/13	U.S. Dollars	4,165,846	Euro	3,183,000	CITIG	22,532
07/09/13	U.S. Dollars	1,594,922	British Pounds	1,036,000	HSBC	19,331
07/10/13	U.S. Dollars	3,364,718	Australian Dollars	3,439,000	WEST	222,433
07/10/13	U.S. Dollars	165,195	Australian Dollars	180,000	BAR	725
07/10/13	U.S. Dollars	160,933	Australian Dollars	174,000	HSBC	1,945
07/10/13	U.S. Dollars	92,545	Australian Dollars	96,000	HSBC	4,828
07/10/13	U.S. Dollars	91,487	Australian Dollars	99,000	DEUT	1,029
07/17/13	Japanese Yen	59,808,600	U.S. Dollars	600,000	BNP	3,075
07/17/13	Japanese Yen	58,483,140	U.S. Dollars	600,000	BNP	(10,290)
07/17/13	Japanese Yen	58,483,140	U.S. Dollars	600,000	BNP	(10,290)
07/17/13	Japanese Yen	58,310,400	U.S. Dollars	600,000	DEUT	(12,032)
07/17/13	U.S. Dollars	11,526,304	British Pounds	7,529,000	BAR	76,545
07/17/13	Mexican Pesos	8,019,768	U.S. Dollars	650,000	CITI	(32,149)
07/17/13	Mexican Pesos	7,905,177	U.S. Dollars	650,000	CS	(40,977)
07/17/13	Mexican Pesos	7,686,484	U.S. Dollars	600,000	DEUT	(7,825)
07/17/13	Norwegian Krone	7,500,000	U.S. Dollars	1,287,090	BAR	(53,215)
07/17/13	Norwegian Krone	7,465,608	Canadian Dollars	1,300,000	RBS	(7,301)
07/17/13	U.S. Dollars	7,236,347	Australian Dollars	6,901,027	UBS	934,091

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/17/13	Swedish Kronor	4,286,906	U.S. Dollars	648,671	BAR	$(9,709)
07/17/13	Swedish Kronor	4,253,029	U.S. Dollars	644,213	BAR	(10,300)
07/17/13	Swedish Kronor	3,948,122	U.S. Dollars	605,387	BAR	(16,921)
07/17/13	Norwegian Krone	3,500,000	U.S. Dollars	606,565	DEUT	(30,757)
07/17/13	British Pounds	2,421,000	U.S. Dollars	3,679,281	GSC	2,465
07/17/13	British Pounds	1,720,000	U.S. Dollars	2,624,271	BNP	(8,574)
07/17/13	New Zealand Dollars	1,552,261	U.S. Dollars	1,234,746	BNP	(33,504)
07/17/13	U.S. Dollars	1,287,090	Swedish Kronor	8,437,065	BAR	29,548
07/17/13	U.S. Dollars	1,234,746	Australian Dollars	1,300,000	BNP	47,541
07/17/13	U.S. Dollars	1,200,000	Japanese Yen	118,926,144	BNP	819
07/17/13	U.S. Dollars	660,714	British Pounds	425,000	DEUT	14,394
07/17/13	U.S. Dollars	650,000	Mexican Pesos	8,143,200	CITI	22,639
07/17/13	Canadian Dollars	650,000	Norwegian Krone	3,678,558	RBC	12,575
07/17/13	Canadian Dollars	650,000	Norwegian Krone	3,708,448	RBS	7,658
07/17/13	Australian Dollars	650,000	U.S. Dollars	598,554	BNP	(4,952)
07/17/13	Australian Dollars	650,000	U.S. Dollars	619,874	BNP	(26,271)
07/17/13	U.S. Dollars	648,671	Norwegian Krone	3,750,000	BAR	31,734
07/17/13	U.S. Dollars	644,213	Norwegian Krone	3,750,000	BAR	27,275
07/17/13	U.S. Dollars	620,897	British Pounds	400,000	CS	12,595
07/17/13	U.S. Dollars	619,874	New Zealand Dollars	765,112	BNP	27,780
07/17/13	U.S. Dollars	606,565	Swedish Kronor	3,978,198	DEUT	13,616
07/17/13	U.S. Dollars	605,387	Norwegian Krone	3,500,000	BAR	29,579
07/17/13	U.S. Dollars	600,000	Mexican Pesos	7,711,882	JPM	5,868
07/17/13	U.S. Dollars	600,000	Mexican Pesos	7,844,347	CS	(4,337)
07/17/13	U.S. Dollars	600,000	Japanese Yen	60,341,940	JPM	(8,453)
07/17/13	U.S. Dollars	600,000	Japanese Yen	60,867,060	GSC	(13,748)
07/17/13	Australian Dollars	600,000	U.S. Dollars	563,088	UBS	(15,147)
07/17/13	Australian Dollars	600,000	U.S. Dollars	576,241	JPM	(28,300)
07/17/13	U.S. Dollars	598,554	New Zealand Dollars	774,881	BNP	(1,100)
07/17/13	U.S. Dollars	590,591	Australian Dollars	600,000	JPM	42,651
07/17/13	U.S. Dollars	564,167	Australian Dollars	600,000	GSC	16,226
07/17/13	British Pounds	425,000	U.S. Dollars	669,338	BAR	(23,017)
07/17/13	British Pounds	400,000	U.S. Dollars	628,760	CS	(20,458)
07/18/13	Japanese Yen	243,100,000	U.S. Dollars	2,578,386	CS	(127,099)
07/18/13	U.S. Dollars	2,582,875	Japanese Yen	255,000,000	UBS	11,595
07/23/13	U.S. Dollars	4,354,797	Euro	3,316,677	CITIC	37,223
07/23/13	Euro	1,000,000	U.S. Dollars	1,333,253	DEUT	(31,476)
07/24/13	Norwegian Krone	7,000,000	U.S. Dollars	1,157,417	DEUT	(6,084)
07/24/13	U.S. Dollars	1,156,560	Swedish Kronor	7,783,650	DEUT	(3,394)
07/24/13	Euro	500,000	Switzerland Francs	612,398	DEUT	2,404
07/30/13	U.S. Dollars	1,920,933	Mexican Pesos	23,610,000	RBS	104,172
07/30/13	Mexican Pesos	260,000	U.S. Dollars	21,209	RBS	(1,202)
08/02/13	Japanese Yen	117,700,000	U.S. Dollars	1,216,940	MLCS	(30,043)
08/02/13	U.S. Dollars	7,327,533	British Pounds	4,851,000	JPM	(48,816)
08/02/13	U.S. Dollars	1,218,051	Japanese Yen	117,700,000	CITIG	31,154
08/02/13	U.S. Dollars	844,183	Euro	645,000	RBC	4,498
08/02/13	U.S. Dollars	117,485	Brazilian Reals	238,705	UBS	11,352
08/02/13	Brazilian Reals	85,607	U.S. Dollars	39,626	UBS	(1,563)
08/02/13	Brazilian Reals	85,568	U.S. Dollars	39,626	BAR	(1,581)
08/02/13	Brazilian Reals	34,238	U.S. Dollars	15,850	JPM	(627)
08/02/13	Brazilian Reals	33,292	U.S. Dollars	15,425	DEUT	(622)
08/15/13	Norwegian Krone	3,585,000	U.S. Dollars	621,500	UBS	(32,341)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/12/13	U.S. Dollars	7,002,521	British Pounds	4,563,000	HSBC	$65,960
09/13/13	U.S. Dollars	16,292,335	Euro	12,453,913	BAR	76,067
09/13/13	U.S. Dollars	9,163,326	Euro	7,300,000	HKSB	(342,021)
09/13/13	Euro	7,300,000	U.S. Dollars	9,576,870	HSBC	(71,524)
09/18/13	Mexican Pesos	1,168,232	U.S. Dollars	94,617	JPM	(5,127)
10/11/13	U.S. Dollars	6,394,724	Euro	5,184,000	JPM	(356,313)
10/11/13	Euro	5,400,000	U.S. Dollars	7,028,100	JPM	4,230
10/11/13	U.S. Dollars	261,992	Euro	216,000	JPM	(19,301)

						$378,299

Medium-Duration Bond Fund
07/02/13	Euro	2,405,000	U.S. Dollars	3,147,183	RBS	$(16,682)
07/02/13	U.S. Dollars	6,760,769	Euro	5,234,000	MSCS	(52,139)
07/02/13	Euro	1,419,000	U.S. Dollars	1,885,186	BAR	(38,125)
07/02/13	Euro	1,410,000	U.S. Dollars	1,873,229	BAR	(37,883)
07/17/13	Russian Rubles	4,488,381	U.S. Dollars	136,053	CS	78
07/17/13	Russian Rubles	2,696,819	U.S. Dollars	82,170	JPM	(376)
07/17/13	U.S. Dollars	225,950	Russian Rubles	7,185,200	CS	8,025
07/18/13	Japanese Yen	261,900,000	U.S. Dollars	2,777,784	CS	(136,930)
07/18/13	U.S. Dollars	2,772,387	Japanese Yen	273,710,000	UBS	12,446
07/26/13	Mexican Pesos	51,931,904	U.S. Dollars	3,963,027	RBC	34,559
07/26/13	U.S. Dollars	3,834,452	Mexican Pesos	50,902,347	BAR	(83,881)
07/26/13	U.S. Dollars	395,960	Mexican Pesos	5,098,977	DEUT	3,454
07/26/13	U.S. Dollars	324,363	Mexican Pesos	4,105,294	RBC	8,347
07/26/13	U.S. Dollars	170,444	Mexican Pesos	2,275,083	BAR	(4,686)
07/26/13	U.S. Dollars	141,061	Mexican Pesos	1,804,278	UBS	2,172
07/26/13	U.S. Dollars	124,738	Mexican Pesos	1,608,871	UBS	891
07/26/13	U.S. Dollars	87,573	Mexican Pesos	1,178,344	JPM	(3,133)
08/01/13	U.S. Dollars	293,640	Australian Dollars	318,000	HSBC	3,563
08/01/13	U.S. Dollars	3,156,550	Australian Dollars	3,361,000	DEUT	90,682
08/02/13	Philippine Peso	61,200,000	U.S. Dollars	1,488,399	CITIC	(72,443)
08/02/13	U.S. Dollars	3,147,691	Euro	2,405,000	RBS	16,771
08/02/13	U.S. Dollars	412,370	Brazilian Reals	837,853	UBS	39,844
08/02/13	Brazilian Reals	300,480	U.S. Dollars	139,085	UBS	(5,486)
08/02/13	Brazilian Reals	300,341	U.S. Dollars	139,085	BAR	(5,548)
08/02/13	Brazilian Reals	120,175	U.S. Dollars	55,634	JPM	(2,202)
08/02/13	Brazilian Reals	116,856	U.S. Dollars	54,140	DEUT	(2,184)
08/05/13	U.S. Dollars	620,380	Chinese Yuan Renminbi	3,893,508	BAR	(11,823)
08/05/13	Chinese Yuan Renminbi	3,364,650	U.S. Dollars	532,803	UBS	13,528
08/07/13	U.S. Dollars	1,080,979	Euro	829,053	JPM	1,659
08/08/13	U.S. Dollars	1,121,553	British Pounds	725,084	JPM	19,048
08/15/13	Chinese Yuan Renminbi	1,000,000	U.S. Dollars	159,642	DEUT	2,615
08/15/13	Brazilian Reals	3,150,000	U.S. Dollars	1,548,825	JPM	(151,613)
08/15/13	Norwegian Krone	1,133,000	U.S. Dollars	196,418	UBS	(10,221)
08/16/13	U.S. Dollars	3,738,575	Japanese Yen	369,388,000	CITIC	13,375
08/16/13	Japanese Yen	285,950,000	U.S. Dollars	2,880,600	CITIC	3,144
08/16/13	U.S. Dollars	6,279,426	Euro	4,781,701	CITIC	53,974
08/16/13	U.S. Dollars	3,257,102	British Pounds	2,102,000	CITIC	61,142
08/16/13	U.S. Dollars	2,205,502	Japanese Yen	219,850,000	CITIC	(11,638)
08/16/13	U.S. Dollars	1,553,042	Japanese Yen	153,366,000	BAR	6,379
08/16/13	U.S. Dollars	1,079,000	Euro	824,514	UBS	5,539
09/12/13	U.S. Dollars	3,646,306	British Pounds	2,347,000	BNP	78,454

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/13/13	U.S. Dollars	11,171,726	Euro	8,900,000	HKSB	$(416,983)
09/13/13	U.S. Dollars	123,225	Euro	100,000	JPM	(6,985)
09/18/13	U.S. Dollars	139,000	Japanese Yen	13,747,239	SS	336
09/18/13	U.S. Dollars	139,000	Canadian Dollars	146,236	RBC	235
09/18/13	Australian Dollars	75,088	Euro	53,000	WEST	(759)
09/18/13	U.S. Dollars	69,308	Australian Dollars	76,000	SC	225
09/18/13	Euro	53,000	U.S. Dollars	69,091	CS	(78)
09/18/13	Japanese Yen	27,726,235	U.S. Dollars	284,153	MLCS	(4,488)
09/18/13	Japanese Yen	13,961,805	U.S. Dollars	143,000	JPM	(2,172)
09/18/13	Japanese Yen	13,805,640	U.S. Dollars	141,487	SS	(2,235)
09/18/13	Japanese Yen	13,788,273	U.S. Dollars	144,000	MLCS	(4,922)
09/18/13	Japanese Yen	13,557,772	U.S. Dollars	144,000	MLCS	(7,247)
09/18/13	Japanese Yen	10,257,502	U.S. Dollars	103,500	JPM	(36)
09/18/13	Japanese Yen	7,064,208	U.S. Dollars	72,000	DEUT	(746)
09/18/13	Japanese Yen	7,025,594	U.S. Dollars	72,000	SS	(1,135)
09/18/13	Japanese Yen	6,970,968	U.S. Dollars	72,000	JPM	(1,686)
09/18/13	Japanese Yen	6,861,326	U.S. Dollars	72,000	DEUT	(2,792)
09/18/13	Japanese Yen	6,851,631	U.S. Dollars	69,000	DEUT	110
09/18/13	U.S. Dollars	705,872	Switzerland Francs	660,089	MSCS	6,519
09/18/13	Swedish Kronor	677,587	U.S. Dollars	102,995	UBS	(2,143)
09/18/13	Australian Dollars	610,000	U.S. Dollars	573,333	WEST	(18,851)
09/18/13	Swedish Kronor	480,446	U.S. Dollars	70,929	MSCS	581
09/18/13	U.S. Dollars	479,746	Swedish Kronor	3,140,201	HKSB	12,360
09/18/13	Swedish Kronor	479,171	U.S. Dollars	72,835	MLCS	(1,516)
09/18/13	Swedish Kronor	477,628	U.S. Dollars	71,003	UBS	87
09/18/13	Swedish Kronor	472,824	U.S. Dollars	71,779	BNP	(1,404)
09/18/13	Swedish Kronor	471,037	U.S. Dollars	72,227	JPM	(2,118)
09/18/13	Swedish Kronor	469,419	U.S. Dollars	72,499	JPM	(2,631)
09/18/13	Swedish Kronor	436,519	U.S. Dollars	66,133	JPM	(1,162)
09/18/13	Norwegian Krone	435,038	U.S. Dollars	71,064	SS	342
09/18/13	U.S. Dollars	380,918	Japanese Yen	36,152,889	WEST	16,255
09/18/13	Australian Dollars	380,000	U.S. Dollars	357,190	WEST	(11,775)
09/18/13	Euro	363,594	U.S. Dollars	479,746	HKSB	(6,298)
09/18/13	Switzerland Francs	349,415	U.S. Dollars	382,000	UBS	(11,800)
09/18/13	Australian Dollars	304,778	U.S. Dollars	283,916	WEST	(6,877)
09/18/13	U.S. Dollars	287,807	Euro	218,000	HKSB	3,942
09/18/13	U.S. Dollars	287,254	Australian Dollars	305,000	SC	10,014
09/18/13	U.S. Dollars	286,642	Euro	216,000	JPM	5,382
09/18/13	U.S. Dollars	285,938	British Pounds	183,694	BNP	6,702
09/18/13	U.S. Dollars	284,153	Euro	216,000	MLCS	2,893
09/18/13	U.S. Dollars	283,916	Euro	216,000	WEST	2,656
09/18/13	Euro	226,986	U.S. Dollars	302,650	BNP	(7,085)
09/18/13	Euro	215,000	U.S. Dollars	285,938	BNP	(5,981)
09/18/13	British Pounds	200,670	U.S. Dollars	311,302	SS	(6,260)
09/18/13	British Pounds	185,376	U.S. Dollars	287,807	HKSB	(6,012)
09/18/13	New Zealand Dollars	183,000	U.S. Dollars	140,828	WEST	147
09/18/13	New Zealand Dollars	180,000	U.S. Dollars	140,169	WEST	(1,505)
09/18/13	Australian Dollars	154,000	U.S. Dollars	141,169	WEST	(1,186)
09/18/13	Australian Dollars	153,000	U.S. Dollars	140,848	WEST	(1,773)
09/18/13	Canadian Dollars	148,159	U.S. Dollars	141,000	RBC	(410)
09/18/13	U.S. Dollars	144,695	Euro	109,000	CS	2,763
09/18/13	U.S. Dollars	144,463	Euro	109,138	RBS	2,351

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/18/13	U.S. Dollars	144,233	Euro	108,000	MLCS	$3,603
09/18/13	U.S. Dollars	144,104	Switzerland Francs	134,588	UBS	1,510
09/18/13	U.S. Dollars	144,000	Canadian Dollars	147,120	RBC	4,395
09/18/13	U.S. Dollars	144,000	Canadian Dollars	147,872	RBC	3,682
09/18/13	U.S. Dollars	143,965	British Pounds	92,000	HSBC	4,114
09/18/13	U.S. Dollars	143,904	British Pounds	92,000	BAR	4,053
09/18/13	U.S. Dollars	143,820	Switzerland Francs	134,143	UBS	1,699
09/18/13	U.S. Dollars	143,794	Euro	109,000	JPM	1,862
09/18/13	U.S. Dollars	143,444	Australian Dollars	152,000	MLCS	5,278
09/18/13	U.S. Dollars	143,384	Euro	108,000	MLCS	2,754
09/18/13	U.S. Dollars	143,361	British Pounds	92,000	RBS	3,510
09/18/13	U.S. Dollars	143,328	Australian Dollars	152,000	WEST	5,162
09/18/13	U.S. Dollars	143,000	Canadian Dollars	148,704	RBC	1,892
09/18/13	U.S. Dollars	142,448	Australian Dollars	155,000	DEUT	1,555
09/18/13	U.S. Dollars	142,088	New Zealand Dollars	184,000	RBS	343
09/18/13	U.S. Dollars	142,000	Japanese Yen	13,923,227	MSCS	1,561
09/18/13	U.S. Dollars	142,000	Canadian Dollars	148,693	RBC	903
09/18/13	U.S. Dollars	141,487	Euro	108,000	SS	857
09/18/13	U.S. Dollars	141,217	Swedish Kronor	936,807	RBS	1,783
09/18/13	U.S. Dollars	141,000	Japanese Yen	13,826,178	BNP	1,540
09/18/13	U.S. Dollars	140,697	Australian Dollars	152,000	WEST	2,531
09/18/13	U.S. Dollars	140,068	Australian Dollars	152,000	HKSB	1,902
09/18/13	U.S. Dollars	139,897	Japanese Yen	13,675,905	DEUT	1,952
09/18/13	U.S. Dollars	138,204	Australian Dollars	151,104	WEST	853
09/18/13	Switzerland Francs	134,169	U.S. Dollars	144,695	CS	(2,546)
09/18/13	Swedish Kronor	133,645	U.S. Dollars	20,320	HKSB	(428)
09/18/13	Switzerland Francs	132,837	U.S. Dollars	144,000	UBS	(3,261)
09/18/13	Switzerland Francs	132,834	U.S. Dollars	143,000	CS	(2,265)
09/18/13	Euro	118,800	U.S. Dollars	158,257	MLCS	(3,564)
09/18/13	Euro	109,000	U.S. Dollars	144,104	UBS	(2,171)
09/18/13	Euro	108,000	U.S. Dollars	141,485	BNP	(855)
09/18/13	Euro	108,000	U.S. Dollars	144,386	RBC	(3,756)
09/18/13	Euro	107,500	U.S. Dollars	141,217	RBS	(1,238)
09/18/13	Euro	107,000	U.S. Dollars	139,897	DEUT	(569)
09/18/13	U.S. Dollars	102,995	Euro	78,000	UBS	1,429
09/18/13	British Pounds	93,000	U.S. Dollars	143,820	UBS	(2,449)
09/18/13	British Pounds	92,970	U.S. Dollars	144,463	RBS	(3,136)
09/18/13	New Zealand Dollars	90,000	U.S. Dollars	70,205	RBS	(873)
09/18/13	Australian Dollars	76,000	U.S. Dollars	70,220	DEUT	(1,137)
09/18/13	Australian Dollars	76,000	U.S. Dollars	71,514	DEUT	(2,432)
09/18/13	Australian Dollars	76,000	U.S. Dollars	71,551	RBS	(2,468)
09/18/13	Australian Dollars	76,000	U.S. Dollars	71,644	WEST	(2,561)
09/18/13	Australian Dollars	76,000	U.S. Dollars	71,762	WEST	(2,679)
09/18/13	Australian Dollars	76,000	U.S. Dollars	71,832	DEUT	(2,749)
09/18/13	Canadian Dollars	74,928	U.S. Dollars	71,000	RBC	100
09/18/13	Canadian Dollars	74,754	U.S. Dollars	71,000	DEUT	(65)
09/18/13	Canadian Dollars	73,625	U.S. Dollars	72,000	RBC	(2,136)
09/18/13	Canadian Dollars	73,507	U.S. Dollars	72,000	RBC	(2,248)
09/18/13	Canadian Dollars	72,841	U.S. Dollars	69,000	RBC	120
09/18/13	U.S. Dollars	72,835	Euro	55,000	MLCS	1,218
09/18/13	U.S. Dollars	72,713	Switzerland Francs	67,744	JPM	939
09/18/13	U.S. Dollars	72,499	Euro	54,000	JPM	2,184

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/18/13	U.S. Dollars	72,285	Euro	54,000	MSCS	$1,970
09/18/13	U.S. Dollars	72,227	Euro	54,000	JPM	1,912
09/18/13	U.S. Dollars	72,077	British Pounds	45,883	BAR	2,330
09/18/13	U.S. Dollars	72,045	Australian Dollars	76,000	WEST	2,962
09/18/13	U.S. Dollars	72,036	Switzerland Francs	66,489	CS	1,591
09/18/13	U.S. Dollars	72,000	Japanese Yen	6,837,408	MLCS	3,033
09/18/13	U.S. Dollars	72,000	Japanese Yen	6,874,488	UBS	2,659
09/18/13	U.S. Dollars	72,000	Canadian Dollars	73,434	RBC	2,318
09/18/13	U.S. Dollars	72,000	Japanese Yen	6,980,184	MLCS	1,593
09/18/13	U.S. Dollars	72,000	Japanese Yen	6,997,464	SS	1,419
09/18/13	U.S. Dollars	72,000	Japanese Yen	7,004,664	MLCS	1,346
09/18/13	U.S. Dollars	71,996	Australian Dollars	75,000	WEST	3,822
09/18/13	U.S. Dollars	71,905	Australian Dollars	76,000	MLCS	2,822
09/18/13	U.S. Dollars	71,899	Australian Dollars	76,000	WEST	2,816
09/18/13	U.S. Dollars	71,834	Australian Dollars	76,000	WEST	2,751
09/18/13	U.S. Dollars	71,779	Euro	54,000	BNP	1,464
09/18/13	U.S. Dollars	71,472	New Zealand Dollars	93,000	WEST	(171)
09/18/13	U.S. Dollars	71,444	Australian Dollars	75,000	WEST	3,270
09/18/13	U.S. Dollars	71,228	Australian Dollars	75,000	WEST	3,054
09/18/13	U.S. Dollars	71,115	Australian Dollars	76,000	DEUT	2,033
09/18/13	U.S. Dollars	71,064	Euro	54,000	SS	749
09/18/13	U.S. Dollars	71,048	Australian Dollars	75,000	MLCS	2,874
09/18/13	U.S. Dollars	71,020	Australian Dollars	76,762	MSCS	1,245
09/18/13	U.S. Dollars	71,003	Euro	54,000	UBS	688
09/18/13	U.S. Dollars	71,000	Japanese Yen	6,985,264	JPM	542
09/18/13	U.S. Dollars	71,000	Canadian Dollars	74,554	RBC	255
09/18/13	U.S. Dollars	70,929	Euro	54,000	MSCS	614
09/18/13	U.S. Dollars	70,710	Swedish Kronor	477,090	JPM	(300)
09/18/13	U.S. Dollars	70,217	Norwegian Krone	425,952	JPM	303
09/18/13	U.S. Dollars	70,000	Japanese Yen	6,856,290	DEUT	843
09/18/13	U.S. Dollars	69,126	New Zealand Dollars	90,000	WEST	(206)
09/18/13	Switzerland Francs	67,064	U.S. Dollars	71,000	UBS	54
09/18/13	Switzerland Francs	66,667	U.S. Dollars	72,000	UBS	(1,368)
09/18/13	U.S. Dollars	66,133	Euro	50,267	JPM	679
09/18/13	Euro	55,000	U.S. Dollars	72,713	JPM	(1,096)
09/18/13	Euro	54,000	U.S. Dollars	70,217	JPM	99
09/18/13	Euro	54,000	U.S. Dollars	70,241	SS	74
09/18/13	Euro	54,000	U.S. Dollars	70,357	MLCS	(42)
09/18/13	Euro	54,000	U.S. Dollars	70,710	JPM	(395)
09/18/13	Euro	54,000	U.S. Dollars	71,384	JPM	(1,069)
09/18/13	Euro	54,000	U.S. Dollars	72,036	CS	(1,721)
09/18/13	Euro	54,000	U.S. Dollars	72,077	BAR	(1,762)
09/18/13	Euro	54,000	U.S. Dollars	72,457	BAR	(2,142)
09/18/13	Euro	53,000	U.S. Dollars	68,932	BAR	81
09/18/13	U.S. Dollars	35,740	Australian Dollars	38,000	DEUT	1,199
09/18/13	U.S. Dollars	35,052	Australian Dollars	38,000	WEST	510
09/18/13	U.S. Dollars	34,941	Australian Dollars	38,000	MLCS	400
09/18/13	U.S. Dollars	34,264	Australian Dollars	36,316	BAR	1,253
09/18/13	U.S. Dollars	20,320	Euro	15,334	HKSB	353
09/18/13	U.S. Dollars	6,367	Australian Dollars	6,684	WEST	292
09/23/13	Canadian Dollars	106,000	U.S. Dollars	103,886	CITI	(3,314)
10/11/13	U.S. Dollars	7,860,182	Euro	6,372,000	JPM	(437,969)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/11/13	Euro	6,588,000	U.S. Dollars	8,574,282	JPM	$5,161
10/11/13	U.S. Dollars	261,992	Euro	216,000	JPM	(19,301)

						$(1,030,180)

Inflation Protected Bond Fund
07/10/13	Euro	800,000	Switzerland Francs	986,165	GSC	$(2,796)
07/17/13	Japanese Yen	95,196,000	U.S. Dollars	1,000,000	UBS	(40,100)
07/17/13	Norwegian Krone	11,592,945	Australian Dollars	2,100,000	GSC	(10,559)
07/23/13	U.S. Dollars	4,215,899	Euro	3,280,000	BNP	(53,930)
07/23/13	U.S. Dollars	933,794	Switzerland Francs	862,141	UBS	20,852
07/23/13	U.S. Dollars	726,181	Euro	560,761	DEUT	(3,805)
07/23/13	Euro	700,000	U.S. Dollars	933,794	UBS	(22,550)
07/23/13	U.S. Dollars	675,255	Euro	522,686	DEUT	(5,165)
07/23/13	U.S. Dollars	265,992	Euro	199,998	DEUT	5,639

						$(112,414)

Global Bond Fund
08/02/13	U.S. Dollars	1,201,052	Chinese Yuan Renminbi	7,414,800	HSBC	$(3,176)
08/02/13	South Korean Won	590,596,400	U.S. Dollars	531,160	DEUT	(14,979)
08/02/13	Philippine Peso	94,112,000	U.S. Dollars	2,288,716	HKSB	(111,290)
08/02/13	Indian Rupees	64,920,000	U.S. Dollars	1,180,007	CITIC	(94,548)
08/02/13	Indian Rupees	51,960,000	U.S. Dollars	945,071	JPM	(76,302)
08/02/13	Chinese Yuan Renminbi	7,414,800	U.S. Dollars	1,202,121	HKSB	2,107
08/02/13	Brazilian Reals	2,440,000	U.S. Dollars	1,175,337	JPM	(90,467)
08/02/13	U.S. Dollars	1,104,886	Philippine Peso	48,758,615	HSBC	(23,220)
08/02/13	U.S. Dollars	1,074,686	Brazilian Reals	2,180,000	JPM	105,418
08/02/13	U.S. Dollars	1,050,000	Philippine Peso	45,353,385	HSBC	679
08/02/13	U.S. Dollars	520,120	South Korean Won	590,596,400	DEUT	3,940
08/16/13	Swedish Kronor	5,133,306	U.S. Dollars	787,578	BAR	(22,999)
08/16/13	U.S. Dollars	4,220,689	Euro	3,218,387	JPM	30,567
08/16/13	U.S. Dollars	2,620,598	Euro	2,002,520	UBS	13,452
08/16/13	U.S. Dollars	2,558,037	Euro	1,947,319	GSC	22,759
08/16/13	U.S. Dollars	2,540,456	Euro	1,934,524	CITIC	21,836
08/16/13	U.S. Dollars	2,375,071	Euro	1,808,255	MSCS	20,845
08/16/13	U.S. Dollars	1,742,399	Canadian Dollars	1,780,000	BAR	51,956
08/16/13	U.S. Dollars	1,366,299	British Pounds	879,710	BAR	28,756
08/16/13	U.S. Dollars	1,215,125	British Pounds	790,000	RBC	13,980
08/16/13	U.S. Dollars	1,210,322	Mexican Pesos	14,680,000	DEUT	82,521
08/16/13	U.S. Dollars	1,146,869	British Pounds	741,041	JPM	20,163
08/16/13	Canadian Dollars	1,140,000	U.S. Dollars	1,132,964	BAR	(50,321)
08/16/13	U.S. Dollars	1,127,103	Turkish Lira	2,190,000	RBC	603
08/16/13	U.S. Dollars	1,008,901	British Pounds	650,000	CS	20,616
08/16/13	U.S. Dollars	901,216	South African Rand	8,273,340	JPM	70,401
08/16/13	U.S. Dollars	775,282	Swedish Kronor	5,130,000	UBS	11,195
08/16/13	Canadian Dollars	691,338	U.S. Dollars	686,637	JPM	(30,083)
08/16/13	U.S. Dollars	677,532	Canadian Dollars	691,338	JPM	20,977
08/16/13	Canadian Dollars	640,000	U.S. Dollars	627,263	BAR	(19,464)
08/16/13	Euro	587,578	U.S. Dollars	775,282	UBS	(10,295)
08/16/13	U.S. Dollars	310,546	British Pounds	200,000	GSC	6,459
08/16/13	Canadian Dollars	230,000	U.S. Dollars	225,420	CS	(6,992)
08/16/13	U.S. Dollars	228,188	Canadian Dollars	230,000	CS	9,760
08/16/13	Canadian Dollars	191,315	U.S. Dollars	189,999	DEUT	(8,309)
08/16/13	U.S. Dollars	187,498	Canadian Dollars	191,315	DEUT	5,808

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
08/16/13	U.S. Dollars	154,376	British Pounds	100,000	JPM	$2,332
08/16/13	Singapore Dollars	126,464	U.S. Dollars	102,957	HSBC	(3,174)

						$1,511

Defensive Market Strategies Fund
07/31/13	U.S. Dollars	1,050,082	Euro	801,749	UBS	$6,348
07/31/13	U.S. Dollars	274,495	Switzerland Francs	258,783	CS	444
07/31/13	U.S. Dollars	272,950	Swedish Kronor	1,836,624	JPM	(707)
07/31/13	U.S. Dollars	243,528	Japanese Yen	23,800,000	CS	3,529
07/31/13	Euro	70,849	U.S. Dollars	92,155	UBS	78
07/31/13	U.S. Dollars	11,726	Switzerland Francs	11,089	CS	(17)

						$9,675

Small Cap Equity Fund
07/25/13	U.S. Dollars	43,107	Euro	33,000	CS	$148
08/16/13	Japanese Yen	49,400,000	U.S. Dollars	497,645	MLCS	543
08/16/13	U.S. Dollars	747,484	Euro	569,200	MLCS	6,425
08/16/13	U.S. Dollars	566,209	Japanese Yen	55,944,000	MLCS	2,026
08/16/13	U.S. Dollars	512,226	Japanese Yen	51,060,000	CITIG	(2,703)
08/16/13	U.S. Dollars	471,980	Euro	359,341	MSCS	4,142
08/16/13	U.S. Dollars	443,164	British Pounds	286,000	MLCS	8,319
08/16/13	U.S. Dollars	266,405	Japanese Yen	26,308,000	BAR	1,094

						$19,994

International Equity Fund
07/31/13	U.S. Dollars	9,202,751	Australian Dollars	8,994,000	NT	$997,887
09/18/13	Hungarian Forint	7,000,000	U.S. Dollars	30,741	RBS	(103)
09/18/13	Israeli Shekels	5,037,000	U.S. Dollars	1,382,055	RBS	86
09/18/13	Hong Kong Dollars	1,433,000	U.S. Dollars	184,682	RBS	136
09/18/13	Singapore Dollars	546,000	U.S. Dollars	435,805	RBS	(4,966)
09/18/13	Hong Kong Dollars	400,000	U.S. Dollars	51,585	RBS	4
09/18/13	Singapore Dollars	180,000	U.S. Dollars	142,320	RBS	(285)
09/18/13	U.S. Dollars	156,663	Malaysian Ringgits	500,000	RBS	(735)
09/18/13	U.S. Dollars	140,205	Hong Kong Dollars	1,088,000	RBS	(118)
09/18/13	U.S. Dollars	69,973	Hong Kong Dollars	543,000	RBS	(59)
09/18/13	U.S. Dollars	33,657	Hong Kong Dollars	261,000	RBS	(5)
09/18/13	U.S. Dollars	31,599	Hong Kong Dollars	245,000	RBS	—
09/18/13	U.S. Dollars	23,008	Singapore Dollars	29,000	RBS	124
09/18/13	U.S. Dollars	19,179	Thailand Baht	600,000	RBS	(83)
09/18/13	U.S. Dollars	16,764	Singapore Dollars	21,000	RBS	193
09/18/13	U.S. Dollars	11,897	Singapore Dollars	15,000	RBS	61
09/18/13	U.S. Dollars	3,941	Singapore Dollars	5,000	RBS	(4)
09/18/13	Indonesian Rupiahs	7,200,000,000	U.S. Dollars	682,154	RBS	35,385
09/18/13	Hungarian Forint	1,495,000,000	U.S. Dollars	6,576,933	RBS	(33,553)
09/18/13	Indonesian Rupiahs	1,245,127,919	U.S. Dollars	121,476	RBS	2,611
09/18/13	Japanese Yen	775,552,000	U.S. Dollars	7,823,829	RBS	(1,093)
09/18/13	Columbian Peso	760,000,000	U.S. Dollars	389,049	RBS	3,141
09/18/13	Japanese Yen	736,840,000	U.S. Dollars	7,756,717	RBS	(324,456)
09/18/13	Japanese Yen	575,545,000	U.S. Dollars	5,677,210	RBS	128,122
09/18/13	Japanese Yen	363,738,000	U.S. Dollars	3,631,947	RBS	36,958
09/18/13	Taiwan Dollars	316,965,000	U.S. Dollars	10,634,464	RBS	(48,851)
09/18/13	Hungarian Forint	135,000,000	U.S. Dollars	599,226	RBS	(8,352)
09/18/13	Norwegian Krone	112,922,000	U.S. Dollars	19,326,885	RBS	(792,362)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/18/13	Hungarian Forint	81,000,000	U.S. Dollars	358,032	RBS	$(3,507)
09/18/13	Philippine Peso	51,700,000	U.S. Dollars	1,168,913	RBS	26,605
09/18/13	Indian Rupees	51,634,000	U.S. Dollars	896,579	RBS	(40,024)
09/18/13	Swedish Kronor	48,816,000	U.S. Dollars	7,417,880	RBS	(152,137)
09/18/13	Swedish Kronor	38,092,000	U.S. Dollars	5,799,486	RBS	(129,897)
09/18/13	Mexican Pesos	37,491,000	U.S. Dollars	2,902,237	RBS	(30,317)
09/18/13	Polish Zloty	32,751,000	U.S. Dollars	10,033,751	RBS	(227,703)
09/18/13	Japanese Yen	29,622,000	U.S. Dollars	303,354	RBS	(4,567)
09/18/13	Malaysian Ringgits	28,369,000	U.S. Dollars	9,022,357	RBS	(91,887)
09/18/13	Taiwan Dollars	20,253,000	U.S. Dollars	679,631	RBS	(3,246)
09/18/13	Danish Kroner	16,123,000	U.S. Dollars	2,875,308	RBS	(59,037)
09/18/13	Israeli Shekels	15,410,000	U.S. Dollars	4,228,203	RBS	263
09/18/13	U.S. Dollars	13,196,443	British Pounds	8,570,000	RBS	169,010
09/18/13	U.S. Dollars	12,499,465	Singapore Dollars	15,660,000	RBS	142,423
09/18/13	U.S. Dollars	12,380,265	Canadian Dollars	12,834,000	RBS	201,891
09/18/13	Switzerland Francs	11,639,000	U.S. Dollars	12,554,418	RBS	(223,101)
09/18/13	South African Rand	9,900,000	U.S. Dollars	981,946	RBS	7,524
09/18/13	South African Rand	9,500,000	U.S. Dollars	919,946	RBS	29,546
09/18/13	U.S. Dollars	8,956,853	Switzerland Francs	8,462,000	RBS	(8,489)
09/18/13	Hong Kong Dollars	8,057,000	U.S. Dollars	1,038,233	RBS	903
09/18/13	Czech Republic Koruna	7,800,000	U.S. Dollars	392,400	RBS	(1,955)
09/18/13	U.S. Dollars	7,721,368	Indonesian Rupiahs	78,271,512,648	RBS	(79,027)
09/18/13	Czech Republic Koruna	7,700,000	U.S. Dollars	389,395	RBS	(3,956)
09/18/13	Euro	6,908,000	U.S. Dollars	9,258,976	RBS	(263,861)
09/18/13	U.S. Dollars	6,701,858	New Zealand Dollars	8,426,000	RBS	210,852
09/18/13	U.S. Dollars	6,576,856	Australian Dollars	6,895,000	RBS	309,404
09/18/13	U.S. Dollars	6,290,957	New Zealand Dollars	7,905,000	RBS	201,305
09/18/13	Brazilian Reals	5,850,000	U.S. Dollars	2,549,034	RBS	28,340
09/18/13	Euro	5,601,000	U.S. Dollars	7,353,108	RBS	(59,877)
09/18/13	U.S. Dollars	5,581,235	Philippine Peso	235,800,000	RBS	128,560
09/18/13	U.S. Dollars	5,544,772	New Zealand Dollars	7,161,000	RBS	28,264
09/18/13	U.S. Dollars	5,416,233	Switzerland Francs	5,056,000	RBS	59,488
09/18/13	U.S. Dollars	5,374,886	Brazilian Reals	11,728,000	RBS	207,802
09/18/13	Australian Dollars	5,323,000	U.S. Dollars	4,899,885	RBS	(61,351)
09/18/13	Czech Republic Koruna	5,300,000	U.S. Dollars	274,547	RBS	(9,245)
09/18/13	Switzerland Francs	5,287,000	U.S. Dollars	5,461,537	RBS	139,947
09/18/13	Czech Republic Koruna	5,200,000	U.S. Dollars	261,886	RBS	(1,589)
09/18/13	Euro	5,115,000	U.S. Dollars	6,792,597	RBS	(132,201)
09/18/13	South African Rand	5,100,000	U.S. Dollars	506,596	RBS	3,132
09/18/13	U.S. Dollars	4,383,389	Turkish Lira	8,328,000	RBS	121,187
09/18/13	Czech Republic Koruna	4,300,000	U.S. Dollars	217,964	RBS	(2,719)
09/18/13	Czech Republic Koruna	4,100,000	U.S. Dollars	211,606	RBS	(6,373)
09/18/13	U.S. Dollars	3,901,431	Norwegian Krone	22,760,000	RBS	165,704
09/18/13	U.S. Dollars	3,830,901	Norwegian Krone	23,422,000	RBS	(13,483)
09/18/13	Czech Republic Koruna	3,800,000	U.S. Dollars	198,569	RBS	(8,352)
09/18/13	Switzerland Francs	3,796,000	U.S. Dollars	4,005,793	RBS	16,002
09/18/13	U.S. Dollars	3,742,464	Russian Rubles	122,837,000	RBS	58,487
09/18/13	Thailand Baht	3,700,000	U.S. Dollars	118,402	RBS	380
09/18/13	U.S. Dollars	3,680,139	Canadian Dollars	3,872,000	RBS	5,940
09/18/13	U.S. Dollars	3,659,825	Japanese Yen	356,377,000	RBS	65,168
09/18/13	Czech Republic Koruna	3,600,000	U.S. Dollars	182,548	RBS	(2,343)
09/18/13	U.S. Dollars	3,304,397	Columbian Peso	6,330,000,000	RBS	37,865

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/18/13	Indian Rupees	3,300,000	U.S. Dollars	54,303	RBS	$440
09/18/13	U.S. Dollars	3,122,629	Swedish Kronor	20,921,000	RBS	8,761
09/18/13	Australian Dollars	3,116,000	U.S. Dollars	2,978,351	RBS	(145,949)
09/18/13	U.S. Dollars	3,066,368	Euro	2,334,000	RBS	27,196
09/18/13	Russian Rubles	3,000,000	U.S. Dollars	93,227	RBS	(3,255)
09/18/13	South African Rand	2,700,000	U.S. Dollars	269,551	RBS	305
09/18/13	U.S. Dollars	2,579,267	British Pounds	1,659,000	RBS	57,387
09/18/13	U.S. Dollars	2,407,183	Switzerland Francs	2,212,000	RBS	63,607
09/18/13	Singapore Dollars	2,260,000	U.S. Dollars	1,770,276	RBS	13,052
09/18/13	U.S. Dollars	2,229,045	Australian Dollars	2,401,000	RBS	46,568
09/18/13	Czech Republic Koruna	2,200,000	U.S. Dollars	111,950	RBS	(1,824)
09/18/13	Czech Republic Koruna	2,200,000	U.S. Dollars	113,344	RBS	(3,218)
09/18/13	New Zealand Dollars	2,200,000	U.S. Dollars	1,748,320	RBS	(53,540)
09/18/13	U.S. Dollars	2,129,382	Polish Zloty	7,000,000	RBS	33,496
09/18/13	South African Rand	2,100,000	U.S. Dollars	208,160	RBS	1,728
09/18/13	Czech Republic Koruna	2,100,000	U.S. Dollars	108,839	RBS	(3,719)
09/18/13	Australian Dollars	1,743,000	U.S. Dollars	1,674,047	RBS	(89,684)
09/18/13	Turkish Lira	1,740,000	U.S. Dollars	890,846	RBS	(329)
09/18/13	U.S. Dollars	1,738,031	British Pounds	1,155,000	RBS	(17,708)
09/18/13	Canadian Dollars	1,727,000	U.S. Dollars	1,655,907	RBS	(17,131)
09/18/13	Turkish Lira	1,630,000	U.S. Dollars	868,041	RBS	(33,820)
09/18/13	U.S. Dollars	1,591,730	Norwegian Krone	9,165,000	RBS	87,427
09/18/13	Turkish Lira	1,430,000	U.S. Dollars	754,432	RBS	(22,569)
09/18/13	Thailand Baht	1,400,000	U.S. Dollars	45,455	RBS	(510)
09/18/13	Czech Republic Koruna	1,400,000	U.S. Dollars	71,065	RBS	(985)
09/18/13	U.S. Dollars	1,367,963	Brazilian Reals	2,989,000	RBS	51,080
09/18/13	Thailand Baht	1,300,000	U.S. Dollars	41,767	RBS	(33)
09/18/13	U.S. Dollars	1,245,106	British Pounds	796,000	RBS	35,090
09/18/13	U.S. Dollars	1,238,242	Euro	962,000	RBS	(14,407)
09/18/13	Australian Dollars	1,201,000	U.S. Dollars	1,133,350	RBS	(41,657)
09/18/13	South African Rand	1,200,000	U.S. Dollars	121,272	RBS	(1,336)
09/18/13	U.S. Dollars	1,158,829	Canadian Dollars	1,199,000	RBS	21,081
09/18/13	Malaysian Ringgits	1,152,000	U.S. Dollars	367,347	RBS	(4,701)
09/18/13	U.S. Dollars	1,134,426	South African Rand	11,450,000	RBS	(9,962)
09/18/13	Singapore Dollars	1,080,000	U.S. Dollars	864,061	RBS	(11,851)
09/18/13	U.S. Dollars	1,028,298	Malaysian Ringgits	3,250,000	RBS	5,209
09/18/13	U.S. Dollars	994,751	Hungarian Forint	227,000,000	RBS	1,208
09/18/13	Polish Zloty	950,000	U.S. Dollars	285,055	RBS	(613)
09/18/13	New Zealand Dollars	912,000	U.S. Dollars	701,465	RBS	1,099
09/18/13	South African Rand	900,000	U.S. Dollars	86,498	RBS	3,454
09/18/13	Hong Kong Dollars	900,000	U.S. Dollars	116,029	RBS	47
09/18/13	Thailand Baht	900,000	U.S. Dollars	29,586	RBS	(693)
09/18/13	Singapore Dollars	880,000	U.S. Dollars	701,597	RBS	(7,204)
09/18/13	U.S. Dollars	868,689	Mexican Pesos	11,200,000	RBS	10,736
09/18/13	U.S. Dollars	868,212	Mexican Pesos	11,200,000	RBS	10,260
09/18/13	U.S. Dollars	859,830	British Pounds	562,000	RBS	5,522
09/18/13	U.S. Dollars	841,308	Indian Rupees	49,200,000	RBS	25,131
09/18/13	U.S. Dollars	836,534	Malaysian Ringgits	2,600,000	RBS	18,062
09/18/13	U.S. Dollars	830,619	Indian Rupees	51,100,000	RBS	(17,077)
09/18/13	Turkish Lira	820,000	U.S. Dollars	427,029	RBS	(7,360)
09/18/13	Hong Kong Dollars	800,000	U.S. Dollars	103,098	RBS	81
09/18/13	Hong Kong Dollars	800,000	U.S. Dollars	103,098	RBS	80

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/18/13	Hong Kong Dollars	800,000	U.S. Dollars	103,185	RBS	$(7)
09/18/13	U.S. Dollars	796,292	Malaysian Ringgits	2,500,000	RBS	9,300
09/18/13	U.S. Dollars	792,032	Malaysian Ringgits	2,510,000	RBS	1,892
09/18/13	U.S. Dollars	782,388	Norwegian Krone	4,635,000	RBS	21,620
09/18/13	Hong Kong Dollars	753,000	U.S. Dollars	97,006	RBS	110
09/18/13	U.S. Dollars	745,781	Czech Republic Koruna	14,600,000	RBS	14,949
09/18/13	U.S. Dollars	713,175	Turkish Lira	1,360,000	RBS	17,138
09/18/13	Hong Kong Dollars	700,000	U.S. Dollars	90,203	RBS	78
09/18/13	Hong Kong Dollars	700,000	U.S. Dollars	90,226	RBS	55
09/18/13	Hong Kong Dollars	700,000	U.S. Dollars	90,282	RBS	(1)
09/18/13	Thailand Baht	700,000	U.S. Dollars	22,825	RBS	(352)
09/18/13	Singapore Dollars	660,000	U.S. Dollars	523,660	RBS	(2,865)
09/18/13	U.S. Dollars	650,943	Taiwan Dollars	19,600,000	RBS	(3,634)
09/18/13	U.S. Dollars	631,940	Malaysian Ringgits	1,960,000	RBS	14,938
09/18/13	Thailand Baht	600,000	U.S. Dollars	19,136	RBS	126
09/18/13	Thailand Baht	600,000	U.S. Dollars	19,605	RBS	(343)
09/18/13	U.S. Dollars	592,976	Brazilian Reals	1,290,000	RBS	24,632
09/18/13	U.S. Dollars	559,780	Indian Rupees	32,000,000	RBS	28,933
09/18/13	U.S. Dollars	519,522	Malaysian Ringgits	1,630,000	RBS	6,403
09/18/13	Thailand Baht	500,000	U.S. Dollars	15,967	RBS	85
09/18/13	Thailand Baht	500,000	U.S. Dollars	16,268	RBS	(216)
09/18/13	Turkish Lira	500,000	U.S. Dollars	261,738	RBS	(5,842)
09/18/13	Polish Zloty	480,000	U.S. Dollars	150,302	RBS	(6,584)
09/18/13	U.S. Dollars	478,350	Singapore Dollars	600,000	RBS	4,900
09/18/13	U.S. Dollars	473,120	Mexican Pesos	6,100,000	RBS	5,842
09/18/13	New Zealand Dollars	467,000	U.S. Dollars	373,883	RBS	(14,128)
09/18/13	U.S. Dollars	463,951	Mexican Pesos	5,957,000	RBS	7,627
09/18/13	Singapore Dollars	460,000	U.S. Dollars	361,168	RBS	1,811
09/18/13	U.S. Dollars	423,288	Malaysian Ringgits	1,370,000	RBS	(7,983)
09/18/13	U.S. Dollars	414,639	Czech Republic Koruna	8,100,000	RBS	9,177
09/18/13	Hong Kong Dollars	400,000	U.S. Dollars	51,552	RBS	37
09/18/13	Polish Zloty	390,000	U.S. Dollars	118,275	RBS	(1,505)
09/18/13	Turkish Lira	370,000	U.S. Dollars	188,631	RBS	732
09/18/13	U.S. Dollars	366,061	Hungarian Forint	82,000,000	RBS	7,160
09/18/13	U.S. Dollars	366,026	Indian Rupees	21,700,000	RBS	6,046
09/18/13	U.S. Dollars	362,234	Japanese Yen	36,632,000	RBS	(7,261)
09/18/13	U.S. Dollars	359,780	Hong Kong Dollars	2,792,000	RBS	(313)
09/18/13	U.S. Dollars	357,389	Japanese Yen	36,471,000	RBS	(10,482)
09/18/13	U.S. Dollars	346,281	Japanese Yen	34,958,000	RBS	(6,329)
09/18/13	U.S. Dollars	344,542	Mexican Pesos	4,400,000	RBS	7,489
09/18/13	U.S. Dollars	334,985	Taiwan Dollars	10,100,000	RBS	(2,323)
09/18/13	Turkish Lira	330,000	U.S. Dollars	171,974	RBS	(3,083)
09/18/13	U.S. Dollars	311,941	Malaysian Ringgits	970,000	RBS	6,588
09/18/13	U.S. Dollars	304,555	Mexican Pesos	4,100,000	RBS	(9,517)
09/18/13	Hong Kong Dollars	300,000	U.S. Dollars	38,661	RBS	31
09/18/13	Thailand Baht	300,000	U.S. Dollars	9,884	RBS	(253)
09/18/13	U.S. Dollars	289,503	South African Rand	3,000,000	RBS	(10,337)
09/18/13	U.S. Dollars	289,485	Mexican Pesos	3,900,000	RBS	(9,266)
09/18/13	U.S. Dollars	286,375	Taiwan Dollars	8,600,000	RBS	(838)
09/18/13	Brazilian Reals	280,000	U.S. Dollars	123,052	RBS	309
09/18/13	Singapore Dollars	280,000	U.S. Dollars	222,100	RBS	(1,157)
09/18/13	U.S. Dollars	273,783	Brazilian Reals	610,000	RBS	5,031

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/18/13	U.S. Dollars	272,252	Malaysian Ringgits	870,000	RBS	$(1,621)
09/18/13	U.S. Dollars	243,791	Thailand Baht	7,556,000	RBS	1,218
09/18/13	U.S. Dollars	224,560	Polish Zloty	730,000	RBS	5,989
09/18/13	U.S. Dollars	223,053	Indian Rupees	13,100,000	RBS	5,738
09/18/13	U.S. Dollars	214,365	Danish Kroner	1,204,000	RBS	4,057
09/18/13	U.S. Dollars	202,401	Indian Rupees	12,300,000	RBS	(1,643)
09/18/13	Hong Kong Dollars	200,000	U.S. Dollars	25,776	RBS	19
09/18/13	Singapore Dollars	200,000	U.S. Dollars	159,667	RBS	(1,850)
09/18/13	U.S. Dollars	199,523	Danish Kroner	1,132,000	RBS	1,792
09/18/13	U.S. Dollars	193,025	South African Rand	1,936,000	RBS	(472)
09/18/13	Singapore Dollars	190,000	U.S. Dollars	149,874	RBS	52
09/18/13	Singapore Dollars	180,000	U.S. Dollars	143,021	RBS	(986)
09/18/13	U.S. Dollars	178,323	Turkish Lira	350,000	RBS	(804)
09/18/13	U.S. Dollars	168,221	South African Rand	1,700,000	RBS	(1,688)
09/18/13	Danish Kroner	165,000	U.S. Dollars	28,505	RBS	317
09/18/13	U.S. Dollars	163,505	Polish Zloty	520,000	RBS	7,811
09/18/13	Polish Zloty	160,000	U.S. Dollars	48,738	RBS	(832)
09/18/13	Singapore Dollars	160,000	U.S. Dollars	127,700	RBS	(1,446)
09/18/13	U.S. Dollars	157,651	Singapore Dollars	200,000	RBS	(166)
09/18/13	Taiwan Dollars	156,000	U.S. Dollars	5,233	RBS	(23)
09/18/13	U.S. Dollars	152,910	Malaysian Ringgits	490,000	RBS	(1,340)
09/18/13	U.S. Dollars	152,840	Polish Zloty	500,000	RBS	3,134
09/18/13	U.S. Dollars	146,925	Brazilian Reals	330,000	RBS	1,535
09/18/13	U.S. Dollars	139,028	Mexican Pesos	1,800,000	RBS	1,142
09/18/13	U.S. Dollars	128,957	Hong Kong Dollars	1,000,000	RBS	(16)
09/18/13	U.S. Dollars	111,987	Singapore Dollars	140,000	RBS	1,515
09/18/13	Singapore Dollars	110,000	U.S. Dollars	86,754	RBS	45
09/18/13	Turkish Lira	110,000	U.S. Dollars	57,183	RBS	(886)
09/18/13	U.S. Dollars	108,508	Malaysian Ringgits	350,000	RBS	(1,671)
09/18/13	U.S. Dollars	106,932	Polish Zloty	350,000	RBS	2,138
09/18/13	U.S. Dollars	104,876	Indian Rupees	6,000,000	RBS	5,342
09/18/13	U.S. Dollars	101,379	Israeli Shekels	370,000	RBS	(148)
09/18/13	Singapore Dollars	100,000	U.S. Dollars	78,774	RBS	135
09/18/13	Thailand Baht	100,000	U.S. Dollars	3,191	RBS	19
09/18/13	Hong Kong Dollars	100,000	U.S. Dollars	12,887	RBS	10
09/18/13	U.S. Dollars	99,243	Thailand Baht	3,016,000	RBS	2,420
09/18/13	U.S. Dollars	93,526	Danish Kroner	533,000	RBS	425
09/18/13	U.S. Dollars	90,207	Hong Kong Dollars	700,000	RBS	(74)
09/18/13	U.S. Dollars	88,844	Indian Rupees	5,400,000	RBS	(736)
09/18/13	U.S. Dollars	85,988	Indian Rupees	5,100,000	RBS	1,385
09/18/13	U.S. Dollars	80,128	Hungarian Forint	18,000,000	RBS	1,345
09/18/13	Polish Zloty	80,000	U.S. Dollars	25,103	RBS	(1,150)
09/18/13	U.S. Dollars	79,898	Thailand Baht	2,500,000	RBS	(361)
09/18/13	U.S. Dollars	78,742	Polish Zloty	260,000	RBS	895
09/18/13	U.S. Dollars	77,051	Indian Rupees	4,600,000	RBS	742
09/18/13	U.S. Dollars	75,516	Polish Zloty	250,000	RBS	663
09/18/13	Turkish Lira	70,000	U.S. Dollars	36,694	RBS	(869)
09/18/13	U.S. Dollars	61,126	Danish Kroner	340,000	RBS	1,736
09/18/13	Singapore Dollars	60,000	U.S. Dollars	47,563	RBS	(218)
09/18/13	U.S. Dollars	59,827	Indian Rupees	3,528,000	RBS	1,301
09/18/13	U.S. Dollars	59,016	Polish Zloty	190,000	RBS	2,128
09/18/13	U.S. Dollars	55,921	Polish Zloty	180,000	RBS	2,027

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/18/13	U.S. Dollars	55,760	Brazilian Reals	120,000	RBS	$2,891
09/18/13	U.S. Dollars	51,728	Polish Zloty	170,000	RBS	827
09/18/13	U.S. Dollars	51,546	Hong Kong Dollars	400,000	RBS	(43)
09/18/13	U.S. Dollars	51,529	Hong Kong Dollars	400,000	RBS	(61)
09/18/13	U.S. Dollars	49,257	South African Rand	500,000	RBS	(717)
09/18/13	U.S. Dollars	47,024	Israeli Shekels	172,000	RBS	(172)
09/18/13	U.S. Dollars	43,514	Brazilian Reals	95,000	RBS	1,659
09/18/13	U.S. Dollars	42,125	Thailand Baht	1,300,000	RBS	391
09/18/13	U.S. Dollars	42,051	Thailand Baht	1,300,000	RBS	316
09/18/13	U.S. Dollars	40,777	Turkish Lira	77,000	RBS	1,369
09/18/13	U.S. Dollars	36,353	Hungarian Forint	8,000,000	RBS	1,338
09/18/13	U.S. Dollars	34,983	Israeli Shekels	126,000	RBS	409
09/18/13	U.S. Dollars	32,877	Indian Rupees	1,900,000	RBS	1,358
09/18/13	Peruvian Nuevos Soles	30,000	U.S. Dollars	10,705	RBS	1
09/18/13	U.S. Dollars	25,791	Hong Kong Dollars	200,000	RBS	(4)
09/18/13	U.S. Dollars	25,788	Hong Kong Dollars	200,000	RBS	(6)
09/18/13	U.S. Dollars	25,788	Hong Kong Dollars	200,000	RBS	(7)
09/18/13	U.S. Dollars	22,914	Israeli Shekels	83,000	RBS	139
09/18/13	U.S. Dollars	21,182	Singapore Dollars	27,000	RBS	(123)
09/18/13	Peruvian Nuevos Soles	20,000	U.S. Dollars	7,214	RBS	(77)
09/18/13	Peruvian Nuevos Soles	20,000	U.S. Dollars	7,286	RBS	(149)
09/18/13	Peruvian Nuevos Soles	20,000	U.S. Dollars	7,299	RBS	(162)
09/18/13	Singapore Dollars	20,000	U.S. Dollars	16,109	RBS	(327)
09/18/13	Brazilian Reals	20,000	U.S. Dollars	9,161	RBS	(349)
09/18/13	U.S. Dollars	19,706	Thailand Baht	600,000	RBS	444
09/18/13	U.S. Dollars	15,420	Mexican Pesos	200,000	RBS	99
09/18/13	U.S. Dollars	13,837	Israeli Shekels	51,000	RBS	(158)
09/18/13	U.S. Dollars	12,128	Polish Zloty	40,000	RBS	152
09/18/13	U.S. Dollars	10,891	Peruvian Nuevos Soles	30,000	RBS	186
09/18/13	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,630	RBS	(61)
09/18/13	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,640	RBS	(72)
09/18/13	Singapore Dollars	10,000	U.S. Dollars	8,015	RBS	(125)
09/18/13	U.S. Dollars	9,592	Thailand Baht	300,000	RBS	(39)
09/18/13	U.S. Dollars	9,149	Israeli Shekels	34,000	RBS	(181)
09/18/13	U.S. Dollars	7,319	Peruvian Nuevos Soles	20,000	RBS	182
09/18/13	U.S. Dollars	7,207	Peruvian Nuevos Soles	20,000	RBS	70
09/18/13	U.S. Dollars	7,194	Peruvian Nuevos Soles	20,000	RBS	57
09/18/13	U.S. Dollars	7,077	Peruvian Nuevos Soles	20,000	RBS	(60)
09/18/13	U.S. Dollars	6,481	Thailand Baht	200,000	RBS	60
09/18/13	U.S. Dollars	6,371	Thailand Baht	200,000	RBS	(50)
09/18/13	British Pounds	6,000	U.S. Dollars	9,343	RBS	(222)
09/18/13	Euro	5,000	U.S. Dollars	6,527	RBS	(16)
09/18/13	U.S. Dollars	3,690	Peruvian Nuevos Soles	10,000	RBS	121
09/18/13	U.S. Dollars	3,654	Peruvian Nuevos Soles	10,000	RBS	85
09/18/13	U.S. Dollars	3,552	Peruvian Nuevos Soles	10,000	RBS	(16)
09/18/13	U.S. Dollars	2,302	Indian Rupees	135,000	RBS	62
09/18/13	U.S. Dollars	1,405	Mexican Pesos	18,000	RBS	26
09/18/13	Hong Kong Dollars	1,000	U.S. Dollars	129	RBS	—
09/18/13	U.S. Dollars	793	South African Rand	8,000	RBS	(6)
09/23/13	U.S. Dollars	188,786	Chilean Peso	97,000,000	RBS	502
09/23/13	South Korean Won	7,468,233,000	U.S. Dollars	6,615,441	RBS	(101,699)
09/23/13	South Korean Won	578,660,000	U.S. Dollars	510,733	RBS	(6,029)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/23/13	Chilean Peso	465,531,000	U.S. Dollars	916,097	RBS	$(12,469)
09/23/13	Chilean Peso	304,000,000	U.S. Dollars	608,986	RBS	(18,901)
09/23/13	Chilean Peso	215,000,000	U.S. Dollars	426,129	RBS	(8,799)
09/23/13	Chilean Peso	93,000,000	U.S. Dollars	183,758	RBS	(3,239)
09/23/13	U.S. Dollars	345,119	South Korean Won	400,000,000	RBS	(3,759)
09/23/13	U.S. Dollars	258,935	Chilean Peso	130,115,000	RBS	6,373
09/23/13	U.S. Dollars	133,122	Chilean Peso	68,000,000	RBS	1,129
09/23/13	U.S. Dollars	80,313	Chilean Peso	41,000,000	RBS	730
09/23/13	U.S. Dollars	3,370	Chilean Peso	1,683,000	RBS	103

						$751,879

Options Written

Transactions in options written during the period ended June 30, 2013 were as follows:

Fund	Number of Contracts	Premiums Received	Notional Amount	Premiums Received	Total Premiums Received
Low-Duration Bond
Options written, 12/31/12	—	$—	$36,000,000	$586,250	$586,250

Options written	375	60,656	121,900,000	325,684	386,340
Options expired	(375)	(60,656)	(44,400,000)	(387,949)	(448,605)
Options closed	—	—	(22,800,000)	(95,098)	(95,098)

Options written, 06/30/13	—	$—	$90,700,000	$428,887	$428,887

Medium-Duration Bond
Options written, 12/31/12	—	$—	$43,100,000	$702,140	$702,140

Options written	30,569	220,046	132,100,000	356,027	576,073
Options expired	(85)	(29,989)	(49,500,000)	(457,529)	(487,518)
Options closed	(30,452)	(179,411)	(26,200,000)	(112,910)	(292,321)

Options written, 06/30/13	32	$10,646	$99,500,000	$487,728	$498,374

Inflation Protected Bond
Options written, 12/31/12	—	$—	$—	$—	$—

Options written	423	44,560	8,800,000	96,526	141,086
Options expired	—	—	—	—	—
Options closed	—	—	—	—	—

Options written, 06/30/13	423	$44,560	$8,800,000	$96,526	$141,086

Defensive Market Strategies
Options written, 12/31/12	—	$—	$—	$—	$—

Options written	760	77,246	—	—	77,246
Options expired	(83)	(4,068)	—	—	(4,068)
Options closed	(277)	(27,279)	—	—	(27,279)

Options written, 06/30/13	400	$45,899	$—	$—	$45,899

Small Cap Equity
Options written, 12/31/12	18	$11,848	$—	$—	$11,848

Options written	5,289	34,064	—	—	34,064
Options expired	(27)	(11,756)	—	—	(11,756)
Options closed	(5,260)	(26,205)	—	—	(26,205)

Options written, 06/30/13	20	$7,951	$—	$—	$7,951

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended 06/30/13		Year Ended 12/31/12
	GS2	GS4	GS2	GS4
MyDestination 2005
Shares sold		1,112,986		2,186,065
Shares reinvested		—		154,580
Shares redeemed		(1,072,733)		(1,213,387)

Net increase		40,253		1,127,258

MyDestination 2015
Shares sold		3,613,399		7,180,208
Shares reinvested		—		772,986
Shares redeemed		(1,305,569)		(2,677,229)

Net increase		2,307,830		5,275,965

MyDestination 2025
Shares sold		4,967,492		7,889,241
Shares reinvested		—		740,061
Shares redeemed		(655,194)		(2,077,575)

Net increase		4,312,298		6,551,727

MyDestination 2035
Shares sold		2,904,836		4,505,585
Shares reinvested		—		334,266
Shares redeemed		(252,690)		(801,820)

Net increase		2,652,146		4,038,031

MyDestination 2045
Shares sold		2,140,058		3,601,217
Shares reinvested		—		224,875
Shares redeemed		(202,067)		(336,308)

Net increase		1,937,991		3,489,784

MyDestination 2055(1)
Shares sold		367,587		1,228,311
Shares reinvested		—		10,652
Shares redeemed		(87,546)		(675,062)

Net increase (decrease)		280,041		563,901

(1)	Inception date was January 1, 2012

	Six Months Ended 06/30/13		Year Ended 12/31/12
	GS2	GS4	GS2	GS4
Conservative Allocation
Shares sold		1,885,488		3,749,359
Shares reinvested		—		532,286
Shares redeemed		(2,497,498)		(2,659,967)

Net increase (decrease)		(612,010)		1,621,678

Balanced Allocation
Shares sold		3,542,196		4,803,801
Shares reinvested		(16)		3,071,332
Shares redeemed		(3,693,963)		(6,451,079)

Net increase (decrease)		(151,783)		1,424,054

Growth Allocation
Shares sold		1,437,365		2,499,289
Shares reinvested		—		1,385,054
Shares redeemed		(3,348,458)		(5,983,566)

Net decrease		(1,911,093)		(2,099,223)

Aggressive Allocation
Shares sold		1,011,612		6,233,287
Shares reinvested		—		1,382,510
Shares redeemed		(2,596,538)		(11,235,355)

Net decrease		(1,584,926)		(3,619,558)

Conservative Allocation I
Shares sold	683,781		1,302,574
Shares reinvested	—		218,686
Shares redeemed	(666,818)		(971,386)

Net increase	16,963		549,874

Balanced Allocation I
Shares sold	2,204,326		2,004,250
Shares reinvested	—		1,359,355
Shares redeemed	(989,014)		(2,221,689)

Net increase	1,215,312		1,141,916

Growth Allocation I
Shares sold	2,098,913		968,767
Shares reinvested	—		556,094
Shares redeemed	(593,105)		(2,009,594)

Net increase (decrease)	1,505,808		(484,733)

Aggressive Allocation I
Shares sold	1,152,679		563,200
Shares reinvested	—		206,778
Shares redeemed	(539,303)		(1,360,178)

Net increase (decrease)	613,376		(590,200)

	Six Months Ended 06/30/13		Year Ended 12/31/12
	GS2	GS4	GS2	GS4
Money Market
Shares sold	44,808,050	1,802,801,041	83,682,824	3,411,426,687
Shares reinvested	24,626	21,990	96,490	73,574
Shares redeemed	(45,163,591)	(1,642,077,122)	(93,414,476)	(3,441,385,827)

Net increase (decrease)	(330,915)	160,745,909	(9,635,162)	(29,885,566)

Low-Duration Bond
Shares sold	1,451,436	3,148,008	1,736,358	10,131,882
Shares reinvested	167,791	287,573	425,569	818,950
Shares redeemed	(677,605)	(1,969,158)	(853,542)	(7,872,202)

Net increase	941,622	1,466,423	1,308,385	3,078,630

Medium-Duration Bond
Shares sold	2,428,415	2,513,929	3,397,961	4,647,929
Shares reinvested	514,512	280,558	2,151,022	1,406,047
Shares redeemed	(2,985,623)	(3,061,832)	(2,638,135)	(8,957,431)

Net increase (decrease)	(42,696)	(267,345)	2,910,848	(2,903,455)

Extended-Duration Bond
Shares sold	1,091,379	1,420,340	1,716,122	3,486,474
Shares reinvested	826,296	385,267	2,028,140	1,132,113
Shares redeemed	(3,295,098)	(5,276,962)	(1,682,883)	(3,286,612)

Net increase (decrease)	(1,377,423)	(3,471,355)	2,061,379	1,331,975

Inflation Protected Bond
Shares sold		5,214,901		4,566,757
Shares reinvested		157,791		824,710
Shares redeemed		(2,103,060)		(2,437,517)

Net increase		3,269,632		2,953,950

Global Bond
Shares sold		4,652,964		5,063,867
Shares reinvested		299,455		1,042,050
Shares redeemed		(699,046)		(1,155,096)

Net increase		4,253,373		4,950,821

Defensive Market Strategies
Shares sold	442,785	3,189,460	1,394,675	5,372,393
Shares reinvested	80,897	289,244	357,500	1,246,865
Shares redeemed	(566,961)	(1,668,755)	(1,010,990)	(527,398)

Net increase (decrease)	(43,279)	1,809,949	741,185	6,091,860

Equity Index
Shares sold	741,567	1,064,539	1,309,015	1,535,150
Shares reinvested	134,960	99,940	400,508	330,280
Shares redeemed	(280,466)	(699,246)	(674,532)	(1,761,582)

Net increase	596,061	465,233	1,034,991	103,848

	Six Months Ended 06/30/13		Year Ended 12/31/12
	GS2	GS4	GS2	GS4
Real Estate Securities
Shares sold		5,260,576		4,786,237
Shares reinvested		265,386		246,062
Shares redeemed		(2,253,240)		(3,358,942)

Net increase		3,272,722		1,673,357

Value Equity
Shares sold	1,816,227	2,292,212	1,248,320	2,949,920
Shares reinvested	646,418	596,256	919,754	839,556
Shares redeemed	(2,136,217)	(5,026,706)	(3,682,506)	(7,027,650)

Net increase (decrease)	326,428	(2,138,238)	(1,514,432)	(3,238,174)

Growth Equity
Shares sold	899,505	1,184,934	608,864	2,980,715
Shares reinvested	455,098	813,654	1,904,890	3,649,389
Shares redeemed	(956,574)	(3,283,687)	(1,935,265)	(5,320,301)

Net increase (decrease)	398,029	(1,285,099)	578,489	1,309,803

Small Cap Equity
Shares sold	393,623	1,352,475	335,769	1,682,203
Shares reinvested	—	—	537,278	1,237,825
Shares redeemed	(454,073)	(1,780,733)	(866,465)	(3,478,641)

Net increase (decrease)	(60,450)	(428,258)	6,582	(558,613)

International Equity
Shares sold	1,603,239	3,522,275	2,421,769	8,188,523
Shares reinvested	—	(1)	589,493	1,281,757
Shares redeemed	(758,376)	(2,999,966)	(1,678,205)	(5,351,027)

Net increase	844,863	522,308	1,333,057	4,119,253

7. BANK BORROWINGS

On November 8, 2012, the Board of Trustees approved the renewal of a credit agreement with Bank of America, N.A. dated November 30, 2012 through November 29, 2013. The agreement permits up to $50 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank Prime plus 0.60% or the Wall Street Journal LIBOR One Month Floating Rate plus 1.00%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.30% per annum.

On January 18, 2013, the MyDestination 2055 Fund borrowed $250,000 at the rate of 1.2057%. The MyDestination 2055 Fund repaid the loan in the amount of $250,033.50, which represents principal and four days of accrued interest, January 22, 2013.

On June 4, 2013, the Extended-Duration Bond Fund borrowed $1,000,000 at the rate of 1.19428%. The Extended-Duration Bond Fund repaid the loan in the amount of $1,000,033.17 which represents principal and one day of accrued interest on June 5, 2013.

No other Funds borrowed for the period ended June 30, 2013, and there were no outstanding loans at June 30, 2013.

8. FEDERAL INCOME TAXES

Each Fund’s policy is to comply with all sections of the Internal Revenue Code of 1986, as amended, that apply to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

The Funds may be subject to taxes imposed by countries in which they invest in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the period ended June 30, 2013, the International Equity Fund accrued non-U.S. taxes on unrealized gains of $59,414.

Management has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to new tax laws, regulations and administrative interpretations (including court decisions). Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales, straddles and investments in Passive Foreign Investment Companies (“PFIC’s”). Distributions during the year ended December 31, 2012, were characterized as follows for tax purposes:

Fund		Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
MyDestination 2005	2012	$1,578,267	$—	$—	1,578,267
	2011	1,118,885	—	—	1,118,885
MyDestination 2015	2012	7,838,073	—	—	7,838,073
	2011	4,639,060	—	—	4,639,060
MyDestination 2025	2012	7,215,597	—	—	7,215,597
	2011	4,085,427	—	—	4,085,427
MyDestination 2035	2012	2,242,099	879,202	—	3,121,301
	2011	1,557,736	641,898	—	2,199,634
MyDestination 2045	2012	1,379,906	660,432	—	2,040,338
	2011	778,529	1,902,435	—	2,680,964
MyDestination 2055	2012	118,877	—	—	118,877
Conservative Allocation	2012	5,840,997	688,186	—	6,529,183
	2011	4,849,965	4,252,565	—	9,102,530
Balanced Allocation	2012	25,943,077	13,284,081	—	39,227,158
	2011	24,215,019	18,074,022	—	42,289,041
Growth Allocation	2012	12,093,852	5,913,471	—	18,007,323
	2011	12,007,052	13,021,185	—	25,028,237
Aggressive Allocation	2012	7,350,220	9,829,880	—	17,180,100
	2011	7,015,783	10,439,039	—	17,454,822

Fund		Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
Conservative Allocation I	2012	$2,141,071	$—	$—	$2,141,071
	2011	1,925,326	—	—	1,925,326
Balanced Allocation I	2012	13,614,253	—	—	13,614,253
	2011	12,643,249	—	—	12,643,249
Growth Allocation I	2012	5,883,636	—	—	5,883,636
	2011	5,922,267	—	—	5,922,267
Aggressive Allocation I	2012	2,288,303	—	—	2,288,303
	2011	2,389,446	—	—	2,389,446
Money Market	2012	256,904	—	—	256,904
	2011	251,150	—	—	251,150
Low-Duration Bond	2012	14,200,533	430,869	—	14,631,402
	2011	14,375,468	607,824	—	14,983,292
Medium-Duration Bond	2012	36,230,589	—	—	36,230,589
	2011	35,664,491	—	—	35,664,491
Extended-Duration Bond	2012	25,350,803	8,562,989	—	33,913,792
	2011	22,914,621	15,984,265	—	38,898,886
Inflation Protected Bond	2012	7,052,735	2,263,673	—	9,316,408
	2011	5,135,441	1,036,828	—	6,172,269
Global Bond	2012	10,523,011	—	—	10,523,011
	2011	8,997,511	—	—	8,997,511
Defensive Market Strategies	2012	14,722,792	2,364,615	—	17,087,407
	2011	1,375,713	—	—	1,375,713
Equity Index	2012	5,289,625	2,667,155	—	7,956,780
	2011	6,801,014	34,862,054	—	41,663,068
Real Estate Securities	2012	2,553,245	—	—	2,553,245
	2011	1,079,417	—	—	1,079,417
Value Equity	2012	19,346,383	—	—	19,346,383
	2011	16,657,286	—	—	16,657,286
Growth Equity	2012	2,148,451	95,278,551	—	97,427,002
	2011	—	—	—	—
Small Cap Equity	2012	3,052,762	22,280,774	—	25,333,536
	2011	703,937	—	—	703,937
International Equity	2012	22,469,818	—	—	22,469,818
	2011	24,239,880	—	—	24,239,880

At December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain/(Capital Loss Carryforward)	Late Year Loss Deferrals	Net Unrealized Appreciation (Depreciation) on Investments
MyDestination 2005	$102,131	$(1,881,232)	$—	$1,848,416
MyDestination 2015	1,380,527	(9,086,079)	—	26,108,430
MyDestination 2025	606,875	4,996,344	—	25,843,108
MyDestination 2035	44,599	3,655,886	—	15,398,254
MyDestination 2045	36,521	2,748,611	—	14,653,647
MyDestination 2055	1,987	124,191	—	330,794
Conservative Allocation	12,108	2,072,553	—	26,256,860
Balanced Allocation	193,133	15,269,958	—	103,263,718
Growth Allocation	222,505	17,119,879	—	65,345,248
Aggressive Allocation	217,143	20,506,141	—	33,479,555
Conservative Allocation I	705,405	(2,058,253)	—	(316,148)
Balanced Allocation I	5,274,456	(17,415,548)	—	(11,009,885)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain/ (Capital Loss Carryforward)	Late Year Loss Deferrals	Net Unrealized Appreciation (Depreciation) on Investments
Growth Allocation I	$1,465,336	$(7,761,554)	$—	$(11,015,136)
Aggressive Allocation I	2,572,546	(7,608,540)	—	(16,515,487)
Money Market	12,575	—	—	—
Low-Duration Bond	820,288	—	—	5,881,031
Medium-Duration Bond	789,057	—	—	27,008,296
Extended-Duration Bond	30,667	2,965,168	—	66,921,878
Inflation Protected Bond	210,990	682,106	—	12,172,097
Global Bond	323,777	(10,404,225)	—	18,286,231
Defensive Market Strategies	376,033	1,856,663	—	15,630,806
Equity Index	56,177	448,720	—	53,660,232
Real Estate Securities	468,376	1,057,070	—	18,410,509
Value Equity	7,694,927	(91,152,620)	—	83,743,517
Growth Equity	—	23,692,796	(579,420)	234,368,155
Small Cap Equity	94,978	5,770,339	—	48,869,719
International Equity	208,040	(135,079,850)	—	82,737,188

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. Capital loss carryovers and their expiration dates, were as follows as of December 31, 2012:

Expiring December 31,	2016	2017	2018	Unlimited	Total
MyDestination 2005	$—	$312,902	$1,568,330	$—	$1,881,232
MyDestination 2015	889,637	3,304,014	3,056,941	1,835,487	9,086,079
Conservative Allocation I	—	1,689,723	368,530	—	2,058,253
Balanced Allocation I	4,262,186	5,929,663	3,461,879	3,761,820	17,415,548
Growth Allocation I	412,556	2,508,443	1,253,278	3,587,277	7,761,554
Aggressive Allocation I	3,489,043	902,289	2,119,350	1,097,858	7,608,540
Global Bond	—	9,635,041	—	769,184	10,404,225
Value Equity	—	91,152,620	—	—	91,152,620
International Equity	—	116,531,925	—	18,547,925	135,079,850

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. Such losses are presented in the table above under the column heading “Unlimited.” However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term losses as under previous law.

At June 30, 2013, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$79,839,811	$501,663	$1,022,635	$(520,972)
MyDestination 2015	348,570,201	31,787,192	34,367,881	(2,580,689)
MyDestination 2025	393,512,942	39,125,717	40,550,336	(1,424,619)
MyDestination 2035	199,367,088	25,894,062	26,289,379	(395,317)
MyDestination 2045	140,440,376	22,287,980	22,450,736	(162,756)
MyDestination 2055	9,402,217	655,836	667,182	(11,346)
Conservative Allocation	292,543,389	21,546,426	21,547,804	(1,378)
Balanced Allocation	1,089,095,808	115,150,704	115,758,413	(607,709)
Growth Allocation	762,408,142	97,614,310	103,738,711	(6,124,401)
Aggressive Allocation	682,514,334	81,551,193	102,375,995	(20,824,802)
Conservative Allocation I	84,908,994	(2,047,150)	—	(2,047,150)
Balanced Allocation I	372,561,960	(4,959,816)	6,900,813	(11,860,629)
Growth Allocation I	247,139,633	(699,484)	4,532,091	(5,231,575)
Aggressive Allocation I	167,452,129	(5,857,674)	200,906	(6,058,580)
Money Market	1,398,531,103	—	—	—
Low-Duration Bond	963,356,554	(9,436,768)	2,988,874	(12,425,642)
Medium-Duration Bond	1,109,774,268	(3,354,276)	19,077,786	(22,432,062)
Extended-Duration Bond	365,309,191	18,328,959	29,412,576	(11,083,617)
Inflation Protected Bond	224,316,310	(4,369,169)	4,852,885	(9,222,054)
Global Bond	274,570,669	6,349,451	12,425,504	(6,076,053)
Defensive Market Strategies	496,429,222	31,222,690	34,419,939	(3,197,249)
Equity Index	240,547,395	84,232,255	91,929,790	(7,697,535)
Real Estate Securities	251,094,313	9,949,394	12,944,889	(2,995,495)
Value Equity	1,221,009,112	197,610,819	231,182,092	(33,571,273)
Growth Equity	1,291,555,502	242,555,841	253,495,247	(10,939,406)
Small Cap Equity	613,483,378	57,064,340	66,203,471	(9,139,131)
International Equity	1,560,216,054	54,875,845	157,631,621	(102,755,776)

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and investments in PFIC’s.

At December 31, 2012, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of PFICs, paydown losses, net operating losses, swaps, foreign currency transactions, distributions received from regulated investment companies, defaulted bonds, reclassifications of dividends paid and non-deductible expenses. The following amounts were reclassified within the capital accounts:

Fund	Paid in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments, Currency Translations and Derivative Transactions
MyDestination 2005	$—	$674,431	$(674,431)
MyDestination 2015	—	3,135,359	(3,135,359)
MyDestination 2025	—	2,231,439	(2,231,439)
MyDestination 2035	—	103,912	(103,912)
MyDestination 2045	—	11,048	(11,048)
MyDestination 2055	—	42	(42)
Conservative Allocation	—	1,767,824	(1,767,824)
Balanced Allocation	—	7,134,151	(7,134,151)
Growth Allocation	—	1,551,452	(1,551,452)
Aggressive Allocation	—	911	(911)

Fund	Paid in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments, Currency Translations and Derivative Transactions
Conservative Allocation I	$—	$486,525	$(486,525)
Balanced Allocation I	—	3,458,803	(3,458,803)
Growth Allocation I	—	833,405	(833,405)
Aggressive Allocation I	—	63	(63)
Money Market	—	(38)	38
Low-Duration Bond	—	241,975	(241,975)
Medium-Duration Bond	—	2,626,194	(2,626,194)
Extended-Duration Bond	—	34,636	(34,636)
Inflation Protected Bond	—	504	(504)
Global Bond	—	1,193,273	(1,193,273)
Defensive Market Strategies	(37)	226,617	(226,580)
Equity Index	—	251	(251)
Real Estate Securities	—	113	(113)
Value Equity	—	467	(467)
Growth Equity	—	10,512	(10,512)
Small Cap Equity	—	397,797	(397,797)
International Equity	—	438,448	(438,448)

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

9. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

FUND MANAGEMENT (Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 1-888-98-GUIDE (1-888-984-8433).

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trusteee

DISINTERESTED TRUSTEES[2]
Michael R. Buster (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Executive Pastor, Prestonwood Baptist Church, 1989 – present.	27	Ouachita Baptist University – Board of Trustees Member

Carson L. Eddy (1943) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2011	Partner in Charge (Orlando office), Carr, Riggs & Ingram, LLC, 2007 – present — Certified Public Accountants; President, Quantum Consulting Group LLC, 2000 – present; Managing Partner, Cuthill & Eddy LLC, 1993 – 2007 – Certified Public Accountants.	27	N/A

William Craig George (1958) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2004	Chief Credit Officer, CapStone Bank, 2011 – present; Executive Vice President/Regional Credit Officer, SunTrust Bank, 1995 – 2011.	27	N/A

Grady R. Hazel (1947) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2011	G400 Field Representative, American Institute of Certified Public Accountants, 2012 – present; Executive Director, Society of Louisiana CPAs, 1995 – 2012.	27	Neighbors Federal Credit Union — Board of Directors Member and Chairman of Audit Committee; Stonetrust Commercial Insurance Company — Board of Directors Member and Member of Audit Committee

Joseph A. Mack (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Retired — Director, Office of Public Policy, South Carolina Baptist Convention, 1999 – 2010.	27	N/A

Franklin R. Morgan (1943) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Retired — Senior Vice President, Director of International Administration, Prudential Securities, Inc., January 1962 – May 2003.	27	N/A

William T. Patterson (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2009	Managing Partner, Patterson Capital, LLC, October 2007 – present; Senior Vice President, Wachovia Securities LLC, July 2003 – January 2007; Senior Vice President, Prudential Financial Inc., October 2000 – July 2003.	27	Therizo Capital Management — Director and Chairman of Audit Committee

FUND MANAGEMENT (Continued)

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trusteee

INTERESTED TRUSTEES[23]

Thomas G. Evans (1961) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2012	President and Owner, Encompass Financial Services, Inc., 1984 – present, President and Owner, Custom Land Management, LLC, 1984 – present; Manager, Private Partners Opportunity Fund, LLC, 2011 – present.	27	GuideStone Financial Resources – Board of Trustees Member, June 2010 – present; Baptist Foundation of Oklahoma, Board of Directors Member and Chairman, 2004 – present; Pioneer Spirit Foundation – Board of Trustees Member, 1993 – present; GuideStone Capital Management, Board of Directors Member, July 2011 – July 2012

James W. Hixson (1931) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2010	Retired	27	GuideStone Financial Resources – Board of Trustees Member, June 2008 – present; GuideStone Advisors – Board of Directors Member, July 2008 – present; GuideStone Financial Services – Board of Directors Member, July 2008 – present

OFFICERS WHO ARE NOT TRUSTEES[4]

Ron W. Bass (1966) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Compliance Officer and AML Officer.	Since 2009	Director of Broker/Dealer and RIA Compliance, GuideStone Financial Resources, June 2009 – present; Manager of Broker/Dealer and RIA Compliance, GuideStone Financial Resources, 2008 – May 2009; Marketing Compliance Manager, GuideStone Financial Resources, 2005 – present; Compliance Specialist, GuideStone Financial Resources, 2004 – 2005.	N/A	N/A

Jeffrey P. Billinger (1946) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Treasurer	Since 2000	Executive Officer and Treasurer, GuideStone Financial Resources, 1995 – present.	N/A	N/A

Rodric E. Cummins (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Investment Officer	Since 2000	Executive Officer and Chief Investment Officer, GuideStone Financial Resources, 1998 – present.	N/A	N/A

John R. Jones (1953) 2401 Cedar Springs Road Dallas, TX 75201-1407 President	Since 2000	Executive Vice President and Chief Operating Officer, GuideStone Financial Resources, 1995 – present.	N/A	N/A

Cherika N. Latham (1982) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Legal Officer and Secretary	Since 2013	Associate Counsel, Legal and Compliance, GuideStone Financial Resources, 2008 – present.	N/A	N/A

Patricia A. Weiland (1959) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President – Fund Operations and Sales	Since 2000	Executive Officer, Financial Solutions and Services, GuideStone Financial Resources, 2006 – present; Director, Mutual Funds, GuideStone Financial Resources, 2000 – 2006.	N/A	N/A

[1]

Each Independent Trustee serves until his or her resignation, removal or mandatory retirement. Each Interested Trustee serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the board of trustees of GuideStone Financial Resources. All Trustees must retire after reaching the age of seventy-seven years or after achieving ten years of service, whichever occurs last. Officers serve at the pleasure of the Board of Trustees.

[2]

The Trust pays no compensation to the Trustees. The Trust reimburses the Trustees for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds.

[3]

Messrs. Evans and Hixson are “interested persons” of the Trust as the term is defined in the Investment Company Act of 1940, due to their positions on the Board of Trustees of GuideStone Financial Resources.

[4]	The executive officers of the Trust may be deemed to be affiliates of the Adviser due to their positions with the Adviser and/or GuideStone Financial Resources.

PROXY VOTING

A description of the policies and procedures that GuideStone Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how GuideStone Funds voted proxies during the most recent 12-month period ended June 30 is available without charge by calling 1-888-98-GUIDE (1-888-984-8433), by visiting our website at www.GuideStoneFunds.org or by visiting the SEC’s website at www.sec.gov.

FORM N-MFP

Beginning December 2009, the GuideStone Money Market Fund began filing Form N-MFP with the SEC. Form N-MFP is filed on a monthly basis by money market mutual funds and includes detailed information about a money market fund’s investments and the market-based price of its portfolio known as its “shadow NAV” or mark-to-market valuation. The portfolio holdings information is posted on our website, www.GuideStoneFunds.org within five business days after the end of the month. Form N-MFP is made available online with a 60-day delay at www.sec.gov.

QUARTERLY SCHEDULES OF INVESTMENTS

In addition to the semi-annual and annual reports that GuideStone Funds delivers to shareholders and makes available through its website, GuideStone Funds files a complete schedule of portfolio holdings with the SEC for each Fund’s first and third fiscal quarters on Form N-Q. GuideStone Funds does not deliver the schedule for the first and third fiscal quarters to shareholders; however, the schedule is posted to our website, www.GuideStoneFunds.org. You may also obtain the Form N-Q filings by accessing the SEC’s website at www.sec.gov or copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) 732-0330. You can also request copies of this information, upon payment of a fee for duplication, at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENTS FOR THE EXTENDED-DURATION BOND FUND, INTERNATIONAL EQUITY FUND AND THE FUNDS PARTICIPATING IN THE CASH OVERLAY PROGRAM (Unaudited)

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of GuideStone Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of the following new sub-advisory agreements among: (i) STW Fixed Income Management LLC (“STW”), GuideStone Capital Management (the “Adviser”) and the Trust on behalf of the Extended-Duration Bond Fund; (ii) Parametric Portfolio Associates LLC d/b/a The Clifton Group (“The Clifton Group”), the Adviser and the Trust on behalf of the International Equity Fund; and (iii) The Clifton Group, the Adviser and the Trust on behalf of each participating series of the Trust (each, a “Fund” and collectively, the “Funds”) for the purpose of investing cash balances (the “Cash Overlay Program”). Each of the approvals above involved a change of control causing the assignment of the current sub-advisory agreement for each sub-adviser.

The Board approved the new sub-advisory agreement with STW and the two new sub-advisory agreements with The Clifton Group for a two-year term at an in-person meeting of the Board held on February 28 – March 1, 2013 (the new sub-advisory agreements for STW and The Clifton Group are collectively referred to herein as the “New Sub-Advisory Agreements”). The STW sub-advisory agreement took effect immediately upon the change of control of STW which was April 2, 2013. The Clifton Group sub-advisory agreements were effective March 1, 2013.

The Board’s decision to approve the New Sub-Advisory Agreements reflects the exercise of its business judgment to enter into new sub-advisory arrangements. In approving the New Sub-Advisory Agreements, the Board considered information provided by the Adviser and each sub-adviser with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the New Sub-Advisory Agreements for STW and The Clifton Group. The factors considered by the Board included, but were not limited to: (i) the resources of each sub-adviser; (ii) the experience and expertise of each sub-adviser; (iii) the financial capability of each sub-adviser; (iv) the compliance procedures and history of each sub-adviser; (v) the performance of similarly managed funds and accounts in comparison to relevant benchmarks for each Fund, as applicable; (vi) the costs of the services to be provided by each sub-adviser; (vii) the amount of the contractual sub-advisory fee in comparison to similarly managed funds and any available information for each sub-adviser’s other similarly situated clients and the effect of any fee waiver and expense reimbursement arrangement; (viii) the total expenses of each Fund, as applicable, in comparison to similarly managed funds and the use of any anticipated expense caps; (ix) to the extent available, the anticipated profitability of each sub-adviser with respect to each Fund, as applicable, and their overall business; (x) the extent of any economies of scale and whether the fee structure reflects such economies of scale; (xi) the existence of any collateral benefits to be realized by each sub-adviser; and (xii) the existence of any collateral benefits to be realized by each Fund, as applicable.

The Board evaluated the material aspects of each change of control transaction and considered whether the approval of the New Sub-Advisory Agreements was in the best interests of the Extended-Duration Bond Fund, International Equity Fund and the Funds participating in the Cash Overlay Program and their shareholders. No one factor was determinative in the Board’s consideration of the New Sub-Advisory Agreements, and each Board member may have attributed different weights to the factors considered.

Prior to the meeting, STW and The Clifton Group each provided the Board with a memorandum summarizing the details of each entity’s change of control, which addressed, most, if not all, of the critical aspects of each change of control transaction.

The Independent Trustees met separately in executive session with counsel to the Independent Trustees to discuss and consider the information presented in connection with each change of control transaction and the approval of the New Sub-Advisory Agreements, including the Board’s responsibilities and duties in approving the New Sub-Advisory Agreements.

BOARD BOARD APPROVAL OF NEW SUB-ADVISORY AGREEMENTS FOR THE EXTENDED-DURATION BOND FUND, INTERNATIONAL EQUITY FUND AND THE FUNDS PARTICIPATING IN THE CASH OVERLAY PROGRAM

In considering the approval of the New Sub-Advisory Agreements for the Extended-Duration Bond Fund, International Equity Fund and the Funds participating in the Cash Overlay Program, the Board took into account the materials provided prior to the meeting, including the materials that the Board had considered at its September 13 – 14, 2012 meeting, the presentations made during the meeting and the extensive discussions during the meeting, including the discussions the Independent Trustees had during their executive session with independent legal counsel. The Board also took into account the Investment Management Committee’s (the “Committee”) review of information related to each new sub-advisory arrangement, questions submitted by the Committee to Trust management regarding those sub-advisers, Trust management’s responses to those questions and recommendations made by the Committee. The Board considered its responsibilities with respect to reviewing and approving the terms of the New Sub-Advisory Agreements, the investment management teams at each sub-adviser, the reasonableness of the sub-advisory fees, the material aspects of each change of control transaction and whether the appointment of each sub-adviser would be in the best interests of the shareholders of the Extended-Duration Bond Fund, International Equity Fund and the Funds participating in the Cash Overlay Program. The Board reviewed the above factors in evaluating whether to approve the New Sub-Advisory Agreements and the materials provided to support each factor.

The Board considered the reputation, compliance history, compliance program and financial condition of STW and The Clifton Group. The Board also considered the experience of key personnel at each sub-adviser in providing investment management services to the Extended-Duration Bond Fund, International Equity Fund and the Funds participating in the Cash Overlay Program; the systems and resources used by such persons to implement and manage the applicable strategy; and the ability of each sub-adviser to attract and retain capable personnel. The Board also noted the terms of the New Sub-Advisory Agreements and the responsibilities that each sub-adviser has to the Extended-Duration Bond Fund, International Equity Fund and the Funds participating in the Cash Overlay Program, including the responsibility of day-to-day management and compliance with each Fund’s investment objectives and policies. The Board concluded that the Extended-Duration Bond Fund, International Equity Fund and the Funds participating in the Cash Overlay Program were likely to benefit from the nature, extent and quality of the services with respect to each sub-adviser’s experience, personnel, operations and resources.

With respect to the Extended-Duration Bond Fund, the Board examined the nature, extent and quality of the services provided by STW. The Board noted that the Adviser had received assurances from STW that there would be no impact on the quality of services, investment philosophy or the investment team as a result of the change of control transaction. In addition, the Board noted that the Adviser had discussed STW’s retention efforts to maintain the current investment management team. Counsel to the Trust confirmed that the proposed sub-advisory agreement with STW was identical in all material respects to the prior agreement, including compensation.

With respect to the International Equity Fund and the Funds participating in the Cash Overlay Program, the Board examined the nature, extent and quality of the services provided by The Clifton Group. The Board took into account that the two New Sub-Advisory Agreements were identical in all material respects to the two interim sub-advisory agreements previously approved by the Board in December 2012, including compensation, except that the new agreements would be with Parametric Portfolio Associates LLC d/b/a The Clifton Group.

The Board also noted the responsibilities of each sub-adviser, including oversight of general Fund compliance and compliance with the Trust’s social restrictions. The Board considered the Adviser’s assessment of each sub-adviser’s financial condition. The Board noted that the Adviser, after reviewing certain financial information provided by each sub-adviser, felt comfortable that each sub-adviser was financially sound.

Based on all the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, concluded that the Extended-Duration Bond Fund, International Equity Fund and the Funds participating in the Cash Overlay Program were likely to benefit from the nature, extent and quality of each sub-adviser’s services, and the Board determined to approve the New Sub-Advisory Agreements. The Board also determined that the approval of the New Sub-Advisory Agreements was in the best interests of the Extended-Duration Bond Fund, International Equity Fund and the Funds participating in the Cash Overlay Program and their shareholders.

BOARD REVIEW OF AMENDED FEE SCHEDULES TO THE SUB-ADVISORY AGREEMENTS FOR THE GROWTH EQUITY FUND, INFLATION PROTECTED BOND FUND AND SMALL CAP EQUITY FUND

As required by the 1940 Act, the Board, including all of the Independent Trustees, considered the approval of an amendment to the fee schedule for each of the following sub-advisory agreements: (i) AJO, LP (“AJO”), the Adviser and the Trust on behalf of the Small Cap Equity Fund; (ii) BlackRock Financial Management, Inc. (“BFM”), the Adviser and the Trust on behalf of the Inflation Protected Bond Fund; and (iii) Marsico Capital Management, LLC (“Marsico”), the Adviser and the Trust on behalf of the Growth Equity Fund.

The Board approved the amended sub-advisory fee schedules for AJO and BFM at an in-person meeting of the Board held on February 28 – March 1, 2013. The Board approved the amended sub-advisory fee schedule for Marsico at an in-person meeting of the Board held on May 20 – 21, 2013 (the amended sub-advisory fee schedules to the sub-advisory agreements for AJO, BFM and Marsico are collectively referred to herein as the “Amended Sub-Advisory Fee Schedules”).

The Board’s decision to approve the Amended Sub-Advisory Fee Schedules reflects the exercise of its business judgment to enter into amended sub-advisory arrangements. In approving the Amended Sub-Advisory Fee Schedules, the Board considered information provided by the Adviser and each sub-adviser with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

The Board undertook a review of the terms of the Amended Sub-Advisory Fee Schedules and the proposed fee changes to AJO, BFM and Marsico. The Adviser provided the Board with details regarding the proposed new fees to be charged under the Amended Sub-Advisory Fee Schedules and responded to questions from the Board regarding these matters. In addition, the Adviser stated that it anticipated that there would be no reduction in services provided to the Trust as a result of the fee reductions.

BOARD APPROVAL OF AMENDED FEE SCHEDULES TO THE SUB-ADVISORY AGREEMENTS FOR THE GROWTH EQUITY FUND, INFLATION PROTECTED BOND FUND AND SMALL CAP EQUITY FUND

With respect to the Amended Sub-Advisory Fee Schedules, the Board commended the Adviser’s efforts in monitoring sub-advisory fees on behalf of the Trust and the Trust’s shareholders. The Board noted that, with the exception of the sub-advisory fee, there would be no change to the terms of the sub-advisory agreements. The Board noted that there would be no modification in services provided to the Trust as a result of the fee reductions. The Board noted that the effect of the sub-advisory fee reductions on the management fee for each of the Growth Equity Fund, Inflation Protected Bond Fund, and Small Cap Equity Fund would be minimal.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, concluded that the Trust, as a whole, and each applicable Fund, individually, were likely to benefit from the Amended Sub-Advisory Fee Schedules, and the Board determined to approve the Amended Sub-Advisory Fee Schedules. It was noted that Trust management would update the fee schedules for each sub-adviser accordingly in the respective sub-advisory agreements.

BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENTS FOR THE REAL ESTATE SECURITIES FUND, GROWTH EQUITY FUND AND SMALL CAP EQUITY FUND

As required by the 1940 Act, the Board, including all of the Independent Trustees, considered the approval of the following new sub-advisory agreements among: (i) Heitman Real Estate Securities LLC (“Heitman”), the Adviser and the Trust on behalf of the Real Estate Securities Fund; (ii) Brown Advisory, LLC (“Brown”), the Adviser and the Trust on behalf of the Growth Equity Fund; and (iii) RBC Global Asset Management (U.S.) Inc. (“RBC”), the Adviser and the Trust on behalf of the Small Cap Equity Fund. Heitman, Brown and RBC, each are new sub-advisers to the Trust.

The Board approved the new sub-advisory agreement with Heitman for a two-year term at an in-person meeting of the Board held on February 28 – March 1, 2013. The Board approved the new sub-advisory agreements with Brown and RBC for a two-year term at an in-person meeting of the Board held on May 20 – 21, 2013 (the new sub-advisory agreements for Heitman, Brown and RBC are collectively hereinafter referred to as “New Agreements”).

The Board’s decision to approve the New Agreements reflects the exercise of its business judgment to enter into new sub-advisory arrangements. In approving the New Agreements, the Board considered information provided by the Adviser and each sub-adviser with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the New Agreements for Heitman, Brown and RBC. The factors considered by the Board included, but were not limited to: (i) the resources of each sub-adviser; (ii) the experience and expertise of each sub-adviser; (iii) the financial capability of each sub-adviser; (iv) the compliance procedures and history of each sub-adviser; (v) the performance of similarly managed funds and accounts in comparison to the relevant benchmarks for the Real Estate Securities Fund, Growth Equity Fund and Small Cap Equity Fund; (vi) the costs of the services to be provided by each sub-adviser; (vii) the amount of the contractual advisory fee in comparison to similarly managed funds and any available information for each sub-adviser’s other similarly situated clients and the effect of any fee waiver and expense reimbursement arrangement; (viii) the total expenses of each Fund in comparison to similarly managed funds and the use of past and anticipated expense caps; (ix) to the extent available, the anticipated profitability of each sub-adviser with respect to the Real Estate Securities Fund, Growth Equity Fund and Small Cap Equity Fund and their overall business; (x) the extent of any economies of scale and whether the fee structure reflects such economies of scale; (xi) the existence of any collateral benefits realized by each sub-adviser; and (xii) the existence of any collateral benefits realized by the Real Estate Securities Fund, Growth Equity Fund and Small Cap Equity Fund. The Board also evaluated whether the approval of the New Agreements was in the best interest of the Real Estate Securities Fund, Growth Equity Fund and Small Cap Equity Fund and their shareholders. No one factor was determinative in the Board’s consideration of the New Agreements, and each Board member may have attributed different weights to the factors considered.

The Board undertook a review of the terms of the New Agreements, and the nature, extent and quality of the services to be provided by Heitman, Brown and RBC. The Adviser provided the Board with information in the form of reports about each sub-adviser prior to the relevant meeting, which addressed the factors listed previously. The Adviser also provided additional information about each sub-adviser in a presentation made during the relevant meeting, discussed the comprehensive screening process used to recommend Heitman, Brown and RBC and responded to questions from the Board.

The Independent Trustees met separately in executive sessions with counsel to the Independent Trustees to discuss and consider information presented in connection with the approval of the New Agreements, including the Board’s responsibilities and duties in approving the New Agreements.

BOARD APPROVAL OF NEW AGREEMENTS FOR THE REAL ESTATE SECURITIES FUND, GROWTH EQUITY FUND AND SMALL CAP EQUITY FUND

In considering the approval of the New Agreements, the Board took into account the materials provided prior to and during the relevant meeting, the presentations made during the relevant meeting and the extensive discussions during the relevant meeting, including the discussions the Independent Trustees had during their executive sessions with independent legal counsel. The Board also took into account the Committee’s review of information related to each new sub-advisory arrangement, questions submitted by the Committee to Trust management regarding those sub-advisers, Trust management’s responses to those questions and recommendations made by the Committee. The Board considered its responsibilities with respect to reviewing and approving the terms of the New Agreements, the investment management teams at each sub-adviser, the reasonableness of the sub-advisory fees and whether the appointment of each sub-adviser would be in the best interests of the shareholders of the Real Estate Securities Fund, Growth Equity Fund and Small Cap Equity Fund. The Board reviewed the above factors in evaluating whether to approve the New Agreements and the materials provided to support each factor.

The Board considered the reputation, compliance history, compliance program and financial condition of Heitman, Brown and RBC. The Board also considered the experience of key personnel at each sub-adviser in providing investment management services to the Real Estate Securities Fund, Growth Equity Fund and Small Cap Equity Fund, the systems and resources used by such persons to implement and manage the strategies and the ability of each sub-adviser to attract and retain capable personnel. The Board also noted the terms of the New Agreements and the responsibilities that each sub-adviser has to Real Estate Securities Fund, Growth Equity Fund and Small Cap Equity Fund, including the responsibility of day-to-day management and compliance with each Fund’s objectives and policies. The Board concluded that each Fund is likely to benefit from the nature, extent and quality of services with respect to each sub-adviser’s experience, personnel, operations and resources.

With respect to the Real Estate Securities Fund, the Board examined the nature, extent and quality of the services to be provided by Heitman. While noting that past performance is not indicative of future results, the Board examined the performance history of the Heitman Global Focused Developed Strategy. The Board noted that the recommended Heitman strategy has outperformed the benchmark in three of the past five calendar years and on a since-inception basis. The Board also noted that the recommended Heitman strategy would provide diversification benefits to the overall sub-adviser composite.

The Board examined the proposed fees, noting that the proposed sub-advisory fees to be paid to Heitman had been negotiated and included breakpoints at future specified asset levels. The Board noted that while the proposed sub-advisory fee was somewhat higher than the median sub-adviser fee for the peer universe, the Adviser had been able to negotiate fees that were favorable in comparison to Heitman’s standard fee schedule. The Board noted that the Fund’s aggregate management fees would not increase as a result of the appointment of Heitman.

With respect to the Growth Equity Fund, the Board examined the nature, extent and quality of the services to be provided by Brown. While noting that past performance is not indicative of future results, the Board examined the performance history of the Brown U.S. Large-Cap Growth Strategy. The Board noted that the performance history of the recommended Brown strategy has been relatively strong compared to the strategy’s benchmark since inception. The Board noted that the recommended strategy had outpaced its benchmark in six out of the past seven calendar years. The Board also noted that the recommended Brown strategy would provide diversification benefits to the overall sub-adviser composite.

The Board examined the proposed fees, noting that the proposed sub-advisory fees to be paid to Brown had been negotiated and included breakpoints at future specified asset levels. The Board noted that the Fund’s aggregate management fee would remain unchanged as a result of the appointment of Brown.

With respect to the Small Cap Equity Fund, the Board examined the nature, extent and quality of the services to be provided by RBC. While noting that past performance is not indicative of future results, the Board examined the performance history of the RBC Small Cap Core Equity Strategy. The Board noted that the performance history of the recommended RBC strategy had been relatively strong compared to the strategy’s benchmark since inception. The Board noted that the recommended strategy had outpaced its benchmark in eight of the previous ten calendar years. The Board also noted that the recommended RBC strategy would provide diversification benefits to the overall sub-adviser composite.

The Board examined the proposed fees, noting that while RBC’s fee schedule did not provide for future breakpoints in the sub-advisory fee, the Adviser had been able to negotiate fees that were favorable in comparison to RBC’s standard fee schedule. The Board noted that the Fund’s aggregate management fee would not increase as a result of the appointment of RBC.

The Board noted the terms of the New Agreements and the responsibilities of each sub-adviser, including oversight of general Fund compliance and compliance with the Trust’s social restrictions. The Board considered the Adviser’s assessment of each sub-adviser’s financial condition. The Board noted that the Adviser, after reviewing certain financial information provided by each sub-adviser, felt comfortable that each sub-adviser was financially sound.

Based on all the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, concluded that the Real Estate Securities Fund, Growth Equity Fund and Small Cap Equity Fund were likely to benefit from the nature, extent and quality of each sub-adviser’s services, and the Board determined to approve the New Agreements. The Board also determined that approval of the New Agreements was in the best interests of the Real Estate Securities Fund, Growth Equity Fund and Small Cap Equity Fund and their shareholders.

INVESTMENT SUB-ADVISERS (Assets under management as of June 30, 2013) (Unaudited)

GuideStone Funds employs a broad array of proven investment managers for the benefit of their investors. Each manager is distinctive in its investment management process and business approach.

Fund	Sub-Adviser	Firm Established	Total Assets Managed
Money Market	BlackRock Advisors, LLC	1994	$3.9Tr
Low-Duration Bond	BlackRock Financial Management, Inc.	1988	$3.9Tr
	Payden & Rygel	1983	$82.8B
	PIMCO (Pacific Investment Management Company LLC)	1971	$2.0Tr
Medium-Duration Bond	Goldman Sachs Asset Management, L.P.	1984	$739.5B
	PIMCO (Pacific Investment Management Company LLC)	1971	$2.0Tr
	Western Asset Management Company	1971	$436.4B
	Western Asset Management Company Limited	1971	$37.8B
Extended-Duration Bond	Loomis, Sayles & Company, L.P.	1926	$187.6B
	STW Fixed Income Management Ltd.	1977	$11.2B
Inflation Protected Bond	BlackRock Financial Management, Inc.	1988	$3.9Tr
Global Bond	Loomis, Sayles & Company, L.P.	1926	$187.6B
	Western Asset Management Company	1971	$436.4B
	Western Asset Management Company Limited	1971	$37.8B
Defensive Market Strategies	American Century Investment Management, Inc.	1958	$129.9B
	AQR Capital Management, LLC	1998	$83.7B
	Shenkman Capital Management, Inc.	1985	$23.6B
	Turner Investments, L.P.	1990	$8.9B
Equity Index	Northern Trust Investments, Inc.	1889	$803B
Real Estate Securities	RREEF America L.L.C.	1975	$47.7B
Value Equity	AJO, LP	1984	$22.2B
	Barrow, Hanley, Mewhinney & Straus, LLC	1979	$79.2B
	Northern Trust Investments, Inc.	1889	$803B
	TCW Investment Management Company	1971	$128.1B
Growth Equity	Brown Advisory, LLC	1993	$19.5B
	Columbus Circle Investors	1975	$15.0B
	Marsico Capital Management, LLC	1997	$19.6B
	Rainier Investment Management, Inc.®	1991	$11.7B
	Sands Capital Management, LLC	1992	$32.4B
Small Cap Equity	AJO, LP	1984	$22.2B
	Columbus Circle Investors	1975	$15.0B
	RBC Global Asset Management (U.S.) Inc.	1983	$42.7B
	TimesSquare Capital Management, LLC	2000	$16.8B
	Western Asset Management Company	1971	$436.4B
	Western Asset Management Company Limited	1971	$37.8B
International Equity	AQR Capital Management, LLC	1998	$83.7B
	Baillie Gifford Overseas Limited	1908	$141.2B
	Barrow, Hanley, Mewhinney & Strauss	1979	$79.2B
	Genesis Asset Managers, LLP	1989	$34.3B
	McKinley Capital Management, LLC	1990	$7.6B
	MFS Institutional Advisors, Inc.	1970	$353.3B
	Mondrian Investment Partners Ltd.	1990	$66.6B
	Philadelphia International Advisors, L.P.	1956	$2.7B
	Parametric Portfolio Associates LLC	1992	$98.3B
Custodian for GuideStone Funds Assets	The Northern Trust Company	1889	$5.0Tr
Cash Overlay for Date Target, Asset Allocation, Fixed Income and Equity Funds	Parametric Portfolio Associates LLC	1992	$98.3B

2401 Cedar Springs Road, Dallas, TX 75201-1498 1-888-98-GUIDE • www.GuideStoneFunds.org	Funds distributed by Foreside Funds Distributors LLC 400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, PA 19312

© 2013 GuideStone Funds 22646 9/13 2239

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President (principal executive officer)

Date	9/6/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President (principal executive officer)

Date	9/6/2013

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer (principal financial officer)

Date	9/6/2013

*	Print the name and title of each signing officer under his or her signature.